    As filed with the Securities and Exchange Commission on April 17, 2007

                                                  File Nos. 033-76334; 811-5343

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 33                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 213                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1


                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company


                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2007, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") for individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.


You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

The Alger American Fund:
Alger American Growth Portfolio -- Class O Shares
Alger American Small Capitalization Portfolio -- Class O Shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio -- Class B

Federated Insurance Series:
Federated American Leaders Fund II -- Primary Shares
Federated Capital Income Fund II

Federated High Income Bond Fund II -- Primary Shares


Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class
VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign Securities Fund --
   Class 1 Shares
Templeton Global Income Securities Fund --
   Class 1 Shares

GE Investments Funds, Inc.:
Income Fund
International Equity Fund
Mid-Cap Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500(R) Index Fund

Small-Cap Equity Fund

Total Return Fund -- Class 1 Shares
U.S. Equity Fund

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund
Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
Balanced Portfolio -- Institutional Shares
Flexible Bond Portfolio -- Institutional Shares
Forty Portfolio -- Institutional Shares
Global Life Sciences Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
International Growth Portfolio -- Institutional Shares
Large Cap Growth Portfolio -- Institutional Shares

Mid Cap Growth Portfolio -- Institutional Shares
Worldwide Growth Portfolio -- Institutional Shares


Legg Mason Partners Variable Equity Trust:/1/
Legg Mason Partners Variable Investors Portfolio -- Class I
Legg Mason Partners Variable Capital and Income Portfolio -- Class I

Legg Mason Partners Variable Income Trust:/1/
Legg Mason Partners Variable Strategic Bond Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

Old Mutual Insurance Series Fund:
Old Mutual Growth II Portfolio
Old Mutual Large Cap Growth Portfolio


Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Core Bond Fund/VA

Oppenheimer High Income Fund/VA
Oppenheimer MidCap Fund/VA


PIMCO Variable Insurance Trust:
Total Return Portfolio -- Administrative Class Shares

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of the contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.


A Statement of Additional Information, dated May 1, 2007, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.





/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Investors Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Investors Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Strategic Bond Portfolio merged into Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio.

Table of Contents


Definitions................................................  5

Fee Tables.................................................  6
   Examples................................................  8

Synopsis...................................................  8

Condensed Financial Information............................ 10

Financial Statements....................................... 10

The Company................................................ 10

The Separate Account....................................... 10
   The Portfolios.......................................... 11
   Subaccounts............................................. 12
   Voting Rights........................................... 17

The Guarantee Account...................................... 17

Charges and Other Deductions............................... 18
   Transaction Expenses.................................... 19
       Surrender Charge.................................... 19
       Exceptions to the Surrender Charge.................. 19
   Deductions from the Separate Account.................... 19
   Charges for the Death Benefit Rider Options............. 20
   Other Charges........................................... 20

The Contract............................................... 21
   Ownership............................................... 21
   Assignment.............................................. 22
   Premium Payments........................................ 22
   Valuation Day and Valuation Period...................... 22
   Allocation of Premium Payments.......................... 22
   Valuation of Accumulation Units......................... 22

Transfers.................................................. 23
   Transfers Before the Maturity Date...................... 23
   Transfers From the Guarantee Account to the Subaccounts. 23
   Transfers From the Subaccounts to the Guarantee Account. 23
   Transfers Among the Subaccounts......................... 23
   Telephone/Internet Transactions......................... 24
   Confirmation of Transactions............................ 25
   Special Note on Reliability............................. 25
   Transfers by Third Parties.............................. 25
   Special Note on Frequent Transfers...................... 25
   Dollar Cost Averaging Program........................... 27
   Portfolio Rebalancing Program........................... 27

Surrenders and Partial Surrenders.......................... 28
   Surrenders and Partial Surrenders....................... 28
   Restrictions on Distributions from Certain Contracts.... 28
   Systematic Withdrawal Program........................... 29

The Death Benefit..........................................................  29
   Death Benefit at Death of Annuitant Before the Maturity Date............  29
   Basic Death Benefit.....................................................  30
   Optional Guaranteed Minimum Death Benefit...............................  30
   Optional Death Benefit..................................................  31
   Optional Enhanced Death Benefit.........................................  32
   When We Calculate the Death Benefit.....................................  33
   Death of an Owner or Joint Owner Before the Maturity Date...............  33
   Death of Owner, Joint Owner, or Annuitant On or After the Maturity Date.  34

Income Payments............................................................  34
   Optional Payment Plans..................................................  35
   Variable Income Payments................................................  36
   Transfers After the Maturity Date.......................................  36

Tax Matters................................................................  37
   Introduction............................................................  37
   Taxation of Non-Qualified Contracts.....................................  37
   Section 1035 Exchanges..................................................  39
   Qualified Retirement Plans..............................................  39
   Federal Income Tax Withholding..........................................  42
   State Income Tax Withholding............................................  42
   Tax Status of the Company...............................................  42
   Changes in the Law......................................................  42

Requesting Payments........................................................  42

Distribution of the Contracts..............................................  43

Additional Information.....................................................  44
   Owner Questions.........................................................  44
   Return Privilege........................................................  44
   State Regulation........................................................  44
   Evidence of Death, Age, Gender, Marital Status or Survival..............  44
   Records and Reports.....................................................  44
   Other Information.......................................................  44
   Legal Proceedings.......................................................  45

Appendix A -- Contract Form P1143 4/94..................................... A-1

Appendix B -- The Death Benefit (Examples for Policy Form P1150)........... B-1

Appendix C -- Condensed Financial Information.............................. C-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments begin.

Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits. The Annuitant cannot be older than age 85 at the time the contract is issued, unless we approve a different age.

Annuity Unit -- An accounting unit of measure we use to calculate of the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amount you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Maturity Date -- The date on which income payments will commence, if the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or in all markets.


Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.


Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract charge, any optional death benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Full and        Surrender Charge as a
 payments partially or totally surrendered)/1/     Partially Completed Years Percentage of the
                                                   Since We Received the     Premium Payment
                                                   Premium Payment           Partially or Totally or
                                                                             Surrendered
                                                   -------------------------------------------------
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       6%
                                                               5                       4%
                                                               6                       2%
                                                           7 or more                   0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/2/
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer after the first transfer in a calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
------------------------------------------------------------
Annual Contract Charge                             $25.00/1/
------------------------------------------------------------
Separate Account Annual Expenses (as a percentage
 of your average daily net assets in the Separate
 Account)
------------------------------------------------------------
 Mortality and Expense Risk Charge                     1.25%
------------------------------------------------------------
 Administrative Expense Charge                         0.15%
------------------------------------------------------------
Optional Benefits/2/
------------------------------------------------------------
 Optional Guaranteed Minimum Death Benefit          0.35%/3/
------------------------------------------------------------
 Optional Death Benefit                             0.25%/4/
------------------------------------------------------------
 Optional Enhanced Death Benefit                    0.35%/5/
------------------------------------------------------------
Maximum Total Separate Account Annual Expenses      2.35%/6/
------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $75,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/This charge is a percentage of the prior contract year's average benefit amount. We currently charge 0.25% of the prior contract year's average benefit amount. This may be referred to as the "Six Percent
   EstateProtector/SM/" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken. This may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.

/5/This charge is a percentage of your prior contract year's average Contract
   Value. We currently charge 0.20% of your prior contract year's average Contract Value. This may be referred to as the "EarningsProtector" in our marketing materials.

/6/The Maximum Total Separate Account expenses assume that the owner elects all the Optional Benefits. If only one Optional Benefit is elected, or if no Optional Benefit is elected, the Total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Distribution of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/                                                     Minimum Maximum
------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)  0.40%   1.55%
------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.35%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Death Benefit rider, the Optional Enhanced Death Benefit rider and the Optional Guaranteed Minimum Death Benefit rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $924       $1,782      $2,488       $4,471


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $384       $1,242      $2,128       $4,471


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.40% (deducted daily at an effective annual rate of the assets in the Separate Account);


  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and


  . a maximum charge of 0.95% for the Optional Death Benefit, Optional Enhanced Death Benefit and Optional Guaranteed Minimum Death Benefit riders. If one or a combination of the death benefit rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS


What type of contract do I have? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit. Holders of this contract should have this contract for a reason other than tax deferral if purchased as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? During the accumulation period you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.


What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, in accordance with your instructions, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.


What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.


The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. There is also a $25 annual contract charge which we waive if the Contract Value is more than $75,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.



There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, as applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account that invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or if the Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus for more information.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments --Transfers After the Maturity Date" and "Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial surrenders? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of the Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.


Please see Appendix C for tables of Accumulation Unit values.


FINANCIAL STATEMENTS


The consolidated "historical" and "as-if-pooled" financial statements for Genworth Life and Annuity Insurance Company and subsidiaries, as well as the financial statements for the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contacts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.


The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or contracts of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate premium payments. You currently may change your future premium allocation without penalty or charges. There are, however, limitations on the number of transfers that may be made each Policy year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


Before choosing a Subaccount to allocate your net premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may allocate premium payments in the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.




                     Portfolio                                    Investment Objective
                     ----------------------------------------------------------------------------
THE ALGER            Alger American Growth Portfolio     Seeks long-term capital appreciation.
AMERICAN FUND        -- Class O shares
                     ----------------------------------------------------------------------------
                     Alger American Small                Seeks long-term capital appreciation.
                     Capitalization Portfolio -- Class O
                     shares
                     ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN    AllianceBernstein Growth and        Long-term growth of capital.
VARIABLE PRODUCTS    Income Portfolio -- Class B
SERIES FUND, INC.
                     ----------------------------------------------------------------------------
FEDERATED            Federated American                  Seeks long-term growth of capital.
INSURANCE SERIES     Leaders Fund II -- Primary          Providing income is a secondary
                     shares                              objective.
                     ----------------------------------------------------------------------------
                     Federated Capital Income Fund II    Seeks high current income and
                                                         moderate capital appreciation.



                     ----------------------------------------------------------------------------
                     Federated High Income               Seeks high current income by
                     Bond Fund II -- Primary shares      investing in lower-rated corporate debt
                                                         obligations, commonly referred to as
                                                         "junk bonds."
                     ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/ Portfolio --  Seeks to obtain high total return with
INSURANCE PRODUCTS   Initial Class                       reduced risk over the long term by
FUND                                                     allocating its assets among stocks,
                                                         bonds, and short-term instruments.









                     ----------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --      Seeks long-term capital appreciation.
                     Initial Class

                     ----------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --      Seeks reasonable income. The fund
                     Initial Class                       will consider the potential for capital
                                                         appreciation. The fund's goal is to
                                                         achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poor's
                                                         500/SM/ Index (S&P 500(R)).
                     ----------------------------------------------------------------------------
                     VIP Growth Portfolio -- Initial     Seeks to achieve capital appreciation.
                     Class

                     ----------------------------------------------------------------------------
                     VIP Growth & Income                 Seeks high total return through a
                     Portfolio -- Initial Class          combination of current income and
                                                         capital appreciation.
                     ----------------------------------------------------------------------------
                     VIP Growth Opportunities            Seeks to provide capital growth.
                     Portfolio -- Initial Class

                     ----------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks long-term capital appreciation.   Fred Alger Management, Inc.

---------------------------------------------------------------------------
Seeks long-term capital appreciation.   Fred Alger Management, Inc.


---------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.


---------------------------------------------------------------------------
Seeks long-term growth of capital.      Federated Equity Management
Providing income is a secondary         Company of Pennsylvania
objective.
---------------------------------------------------------------------------
Seeks high current income and           Federated Equity
moderate capital appreciation.          Management Company of
                                        Pennsylvania (subadvised by
                                        Federated Investment Management
                                        Company)
---------------------------------------------------------------------------
Seeks high current income by            Federated Investment Management
investing in lower-rated corporate debt Company
obligations, commonly referred to as
"junk bonds."
---------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
---------------------------------------------------------------------------
Seeks long-term capital appreciation.   FMR (subadvised by FMRC, FRAC,
                                        FMR U.K., FIIA, FIIA(U.K.)L, and
                                        FIJ)
---------------------------------------------------------------------------
Seeks reasonable income. The fund       FMR (subadvised by FMRC, FRAC,
will consider the potential for capital FMR U.K., FIIA, FIIA(U.K.)L, and
appreciation. The fund's goal is to     FIJ)
achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
---------------------------------------------------------------------------
Seeks to achieve capital appreciation.  FMR (subadvised by FMRC, FRAC,
                                        FMR U.K., FIIA, FIIA(U.K.)L, and
                                        FIJ)
---------------------------------------------------------------------------
Seeks high total return through a       FMR (subadvised by FMRC, FRAC,
combination of current income and       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                   FIJ)
---------------------------------------------------------------------------
Seeks to provide capital growth.        FMR (subadvised by FMRC, FRAC,
                                        FMR U.K., FIIA, FIIA(U.K.)L, and
                                        FIJ)
---------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                   Portfolio                                   Investment Objective                     as applicable)
                   -------------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                   Service Class 2                                                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                   -------------------------------------------------------------------------------------------------------------
                   VIP Overseas Portfolio -- Initial Seeks long-term growth of capital.        FMR (subadvised by FMR (U.K.),
                   Class                                                                       FRAC, FIIA, FIIA(U.K.)L, and FIJ)
                   -------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Foreign Securities      Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
VARIABLE INSURANCE Fund -- Class 1 Shares            fund normally invests at least 80% of     (subadvised by Franklin Templeton
PRODUCTS TRUST                                       its net assets in investments of issuers  Investment Management Limited)
                                                     located outside the U.S., including
                                                     those in emerging markets, and
                                                     normally invests predominantly in
                                                     equity securities.
                   -------------------------------------------------------------------------------------------------------------
                   Templeton Global Income           Seeks high current income, consistent     Franklin Advisers, Inc.
                   Securities Fund -- Class 1 Shares with preservation of capital, with capital appreciation as a secondary
                                                     consideration. The fund normally
                                                     invests mainly in debt securities of
                                                     governments and their political
                                                     subdivisions and agencies,
                                                     supranational organizations and
                                                     companies located anywhere in the
                                                     world, including emerging markets.
                   -------------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                       Seeks maximum income consistent           GE Asset Management Incorporated
FUNDS, INC.                                          with prudent investment management
                                                     and the preservation of capital.
                   -------------------------------------------------------------------------------------------------------------
                   International Equity Fund         Seeks long-term growth of capital.        GE Asset Management Incorporated
                   -------------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund               Seeks long-term growth of capital and     GE Asset Management Incorporated
                                                     future income.
                   -------------------------------------------------------------------------------------------------------------
                   Money Market Fund/1/              Seeks a high level of current income      GE Asset Management Incorporated
                                                     consistent with the preservation of
                                                     capital and the maintenance of liquidity.
                   -------------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund        Seeks long-term growth of capital and     GE Asset Management Incorporated
                                                     future income rather than current
                                                     income.
                   -------------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund       Seeks maximum total return through        GE Asset Management Incorporated
                                                     current income and capital                (subadvised by Urdang Securities
                                                     appreciation.                             Management, Inc.)
                   -------------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/          Seeks growth of capital and               GE Asset Management Incorporated
                                                     accumulation of income that               (subadvised
                                                     corresponds to the investment return of   by SSgA Funds Management, Inc.)
                                                     S&P's 500 Composite Stock Index.
                   -------------------------------------------------------------------------------------------------------------
                   Small-Cap Equity Fund             Seeks long-term growth of capital.        GE Asset Management Incorporated
                                                                                               (subadvised by Palisade Capital
                                                                                               Management, L.L.C.)
                   -------------------------------------------------------------------------------------------------------------
                   Total Return Fund -- Class 1      Seeks the highest total return,           GE Asset Management Incorporated
                   Shares                            composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   -------------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                  Seeks long-term growth of capital.        GE Asset Management
                                                                                               Incorporated
                   -------------------------------------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                         Portfolio                                     Investment Objective
                         ------------------------------------------------------------------------------
GOLDMAN SACHS            Goldman Sachs Growth and            Seeks long-term growth of capital and
VARIABLE INSURANCE       Income Fund                         growth of income.
TRUST
                         ------------------------------------------------------------------------------
                         Goldman Sachs Mid Cap Value         Seeks long-term capital appreciation.
                         Fund
                         ------------------------------------------------------------------------------
JANUS ASPEN SERIES       Balanced Portfolio -- Institutional Seeks long-term capital growth,
                         Shares                              consistent with preservation of capital
                                                             and balanced by current income.
                         ------------------------------------------------------------------------------
                         Flexible Bond Portfolio --          Seeks to obtain maximum total return,
                         Institutional Shares                consistent with preservation of capital.
                         ------------------------------------------------------------------------------
                         Forty Portfolio -- Institutional    A non-diversified portfolio/1/ that seeks
                         Shares                              long-term growth of capital.
                         ------------------------------------------------------------------------------
                         Global Life Sciences Portfolio      Seeks long-term growth of capital.
                         -- Service Shares

                         ------------------------------------------------------------------------------
                         Global Technology Portfolio --      Seeks long-term growth of capital.
                         Service Shares
                         ------------------------------------------------------------------------------
                         International Growth Portfolio --   Seeks long-term growth of capital.
                         Institutional Shares
                         ------------------------------------------------------------------------------
                         Large Cap Growth Portfolio --       Seeks long-term growth of capital in a
                         Institutional Shares                manner consistent with the
                                                             preservation of capital.
                         ------------------------------------------------------------------------------
                         Mid Cap Growth Portfolio --         Seeks long-term growth of capital.
                         Institutional shares
                         ------------------------------------------------------------------------------
                         Worldwide Growth Portfolio --       Seeks long-term growth of capital in a
                         Institutional Shares                manner consistent with the
                                                             preservation of capital.
                         ------------------------------------------------------------------------------
Legg Mason Partners      Legg Mason Partners Variable        Seeks total return and a combination of
Variable Equity Trust/2/ Capital and Income Portfolio --     income and long-term capital
                         Class I                             appreciation.

                         ------------------------------------------------------------------------------
                         Legg Mason Partners Variable        Seeks long-term growth of capital.
                         Investors Portfolio -- Class I      Current income is a secondary
                                                             objective.

                         ------------------------------------------------------------------------------
Legg Mason Partners      Legg Mason Partners Variable        Seeks to maximize total return,
Variable Income Trust/2/ Strategic Bond Portfolio --         consistent with the preservation of
                         Class I                             capital.



                         ------------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
---------------------------------------------------------------------------
Seeks long-term growth of capital and     Goldman Sachs Asset Management,
growth of income.                         L.P.

---------------------------------------------------------------------------
Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
                                          L.P.
---------------------------------------------------------------------------
Seeks long-term capital growth,           Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
---------------------------------------------------------------------------
Seeks to obtain maximum total return,     Janus Capital Management LLC
consistent with preservation of capital.
---------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks Janus Capital Management LLC long-term growth of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital.        Janus Capital Management LLC


---------------------------------------------------------------------------
Seeks long-term growth of capital.        Janus Capital Management LLC

---------------------------------------------------------------------------
Seeks long-term growth of capital.        Janus Capital Management LLC

---------------------------------------------------------------------------
Seeks long-term growth of capital in a    Janus Capital Management LLC
manner consistent with the
preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital.        Janus Capital Management LLC

---------------------------------------------------------------------------
Seeks long-term growth of capital in a    Janus Capital Management LLC
manner consistent with the
preservation of capital.
---------------------------------------------------------------------------
Seeks total return and a combination of   Legg Mason Partners Fund Advisor,
income and long-term capital              LLC (subadvised by ClearBridge
appreciation.                             Advisors, LLC and Western Asset
                                          Management Company)
---------------------------------------------------------------------------
Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
Current income is a secondary             LLC (subadvised by ClearBridge
objective.                                Advisors, LLC)

---------------------------------------------------------------------------
Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
consistent with the preservation of       LLC (subadvised by ClearBridge
capital.                                  Advisors, LLC, Western Asset
 Management Company and Western
                  Asset Management Company
                                          Limited)
---------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                    /2/ Legg Mason executed a reorganization of its fund
                        operations effective April 28, 2007. As a result of this reorganization, the following transactions were effected:

                           Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Investors Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Investors Portfolio;

                           Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

                           Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Strategic Bond Portfolio merged into Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio.


                     Portfolio                                Investment Objective
                     -------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) New Discovery Series -- The fund's investment objective is to
INSURANCE TRUST      Service Class Shares           seek capital appreciation. The fund's
                                                    objective may be changed without
                                                    shareholder approval.
                     -------------------------------------------------------------------------
OLD MUTUAL INSURANCE Old Mutual Growth II Portfolio The portfolio seeks to provide
SERIES FUND                                         investors with capital appreciation. To
                                                    pursue this goal, the portfolio normally
                                                    invests at least 65% of its net assets in
                                                    equity securities of small and mid-cap
                                                    companies with favorable growth
                                                    prospects. Equity securities in which
                                                    the portfolio may invest include
                                                    common stocks and preferred stocks.
                     -------------------------------------------------------------------------
                     Old Mutual Large Cap Growth    The portfolio seeks to provide
                     Portfolio                      investors with long-term growth of
                                                    capital. To pursue this goal, the
                                                    portfolio normally invests at least 80%
                                                    of its net assets (plus any borrowings
                                                    for investment purposes) in equity
                                                    securities of large cap companies with
                                                    favorable growth prospects. Equity
                                                    securities in which the portfolio may
                                                    invest include common and preferred
                                                    stocks.
                     -------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced           Seeks a high total investment return,
ACCOUNT FUNDS        Fund/VA                        which includes current income and
                                                    capital appreciation in the value of its
                                                    shares.
                     -------------------------------------------------------------------------
                     Oppenheimer Capital            Seeks capital appreciation by investing
                     Appreciation Fund/VA           in securities of well-known,
                                                    established companies.
                     -------------------------------------------------------------------------
                     Oppenheimer Core Bond          Seeks a high level of current income.
                     Fund/VA                        As a secondary objective, the fund
                                                    seeks capital appreciation when
                                                    consistent with its primary objective.
                     -------------------------------------------------------------------------
                     Oppenheimer High Income        Seeks a high level of current income
                     Fund/VA                        from investment in high-yield fixed
                                                    income securities.
                     -------------------------------------------------------------------------
                     Oppenheimer MidCap Fund/VA     Seeks capital appreciation, by
                                                    investing in "growth type" companies.
                     -------------------------------------------------------------------------
PIMCO VARIABLE       Total Return Portfolio --      Seeks maximum total return consistent
INSURANCE TRUST      Administrative Class Shares    with preservation of real capital and
                                                    prudent investment management.
                     -------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
------------------------------------------------------------------------------
The portfolio seeks to provide            Old Mutual Capital, Inc. (subadvised
investors with capital appreciation. To   by Munder Capital Management and
pursue this goal, the portfolio normally  Turner Investment Partners, Inc.)
invests at least 65% of its net assets in
equity securities of small and mid-cap
companies with favorable growth
prospects. Equity securities in which
the portfolio may invest include
common stocks and preferred stocks.
------------------------------------------------------------------------------
The portfolio seeks to provide            Old Mutual Capital, Inc. (subadvised
investors with long-term growth of        by Ashfield Capital Partners, LLC
capital. To pursue this goal, the         and Turner Investment Partners,
portfolio normally invests at least 80%   Inc.)
of its net assets (plus any borrowings
for investment purposes) in equity
securities of large cap companies with
favorable growth prospects. Equity
securities in which the portfolio may
invest include common and preferred
stocks.
------------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
------------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known,
established companies.
------------------------------------------------------------------------------
Seeks a high level of current income.     OppenheimerFunds, Inc.
As a secondary objective, the fund
seeks capital appreciation when
consistent with its primary objective.
------------------------------------------------------------------------------
Seeks a high level of current income      OppenheimerFunds, Inc.
from investment in high-yield fixed
income securities.
------------------------------------------------------------------------------
Seeks capital appreciation, by            OppenheimerFunds, Inc.
investing in "growth type" companies.
------------------------------------------------------------------------------
Seeks maximum total return consistent     Pacific Investment Management
with preservation of real capital and     Company LLC
prudent investment management.
------------------------------------------------------------------------------




Not all of these Portfolios may be available in all states or all markets.


We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender, and partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.


Shares of the Portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolio may have higher fees and charges than the Portfolio it replaced. No substitution of the shares attributable to your contract may take place without prior notice to you in accordance with the 1940 Act.


We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.


We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.15% to 0.20%. The Portfolios that pay a service fee to us are GE Investment Funds, Inc. -- Total Return Fund -- Class 1 Shares and PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2006 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Janus Aspen Series, and MFS(R) Variable Insurance Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.


We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.


You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.


Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.


We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.


To the extent permitted by law, we reserve the right, at any time, to offer interest rate guarantee periods that differ from those available when we issued the contract and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar-Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS


We will sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Distribution of the Contracts" provision of this prospectus for more information.


All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and full surrenders of premium payments taken within the first seven years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs. If your contract form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see "Appendix A" for additional information on contract form P1143 4/94.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionally from all assets in the Guarantee Account. The surrender charge is as follows:

Number of Full and    Surrender Charge
Partially Completed  as a Percentage of
  Years Since We     the Surrendered or
   Received the     Partially Surrendered
  Premium Payment      Premium Payment
-----------------------------------------
         1                   6%
         2                   6%
         3                   6%
         4                   6%
         5                   4%
         6                   2%
     7 or more               0%
-----------------------------------------


Exceptions to the Surrender Charge


We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender or partially surrender any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders (including surrender charges) previously taken;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.


Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.


We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.40% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Death Benefit Rider Options


Charge for Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Enhanced Death Benefit Rider is currently 0.20% of your prior year's Contract Value, however, we reserve the right to charge up to 0.35% of your prior year's Contract Value.

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Guaranteed Minimum Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Guaranteed Minimum Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Guaranteed Minimum Death Benefit Rider is currently 0.25% of your prior contract year's average benefit amount, however, we reserve the right to charge up to 0.35% of your prior contract year's average benefit amount.


Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $75,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.


Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or your Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include partial and total surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these charges, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer made after the first transfer in a calendar month. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

The discussion about the contract in this prospectus relates to contracts that use contract form P1150 10/98. If your contract form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this prospectus. Please see Appendix A for a description of the features in your contract.



This contract is no longer available for new sales, although additional premium payments may be made in accordance with the terms of the contract and as described in the "Premium Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.   Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;


  .  your Optional Payment Plan;


  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfer" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary, and contingent annuitant upon written notice to the Home Office, if you reserved this right, and the Annuitant is living at the time of the request. If you change a beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.


An Annuitant cannot be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.


Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments


We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must be a whole percentage and cannot be less than $100.


Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payments at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.


You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.


Valuation of Accumulation Units

Partial surrenders, total surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, total surrender or payment of the death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of the Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date


All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Maturity Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.


Transfers From the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers From the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts


All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.


Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

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We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) an Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or


   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.


Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed

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


on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.


As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, effective April 16, 2007, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owners of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to the transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program


Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after the deduction of charges for any optional death benefit rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.


We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.


If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccount(s) or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charge and/or applicable premium tax will be taken from the amount surrendered unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.


Please remember that a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Surrenders and partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.


Restrictions on Distributions From Certain Contracts

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

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



If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program


The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premium payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.


After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.


A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.


Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


Both partial surrenders at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may surrender free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial surrender.


There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT


Death Benefit at Death of Annuitant Before the Maturity Date

If your contract form is P1143 4/94, please see Appendix A for a description of certain provisions of your death benefit. If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere in the prospectus.


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



The death benefit equals the sum of (a) and (b) where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit (as defined below) as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution.

The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age on the date we issued the contract and on the number of contract years elapsed since the contract was issued.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract was issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

If any Annuitant dies before their sixth contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greatest of:

   (1) the greater sum of (a) and (b), where:

      (a) the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) The Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first Valuation Day after the sixth contract anniversary and ends on the twelfth contract anniversary and so on.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges and premium taxes assessed) reduces the Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

Optional Guaranteed Minimum Death Benefit

The Optional Guaranteed Minimum Death Benefit is available to contracts with an Annuitant age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

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If the Annuitant dies after the first Valuation Day, then at the end of each
Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments received, multiplied by two, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund; plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the date the contract is issued (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first contract anniversary and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials as the "Annual EstateProtector/SM/."

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death.

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If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is your Contract Value as of the date we receive due proof of death; and

   (b) is premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is your Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is your Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix B for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

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  .  Once you purchase the Optional Enhanced Death Benefit, you cannot cancel
     it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Guaranteed Minimum Death Benefit, Optional Death Benefit and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or the Guarantee Account in accordance with your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.


Death of an Owner or Joint Owner Before the Maturity Date


In certain circumstances, Federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant, if the owner is a non-natural entity (such as a trust or corporation).

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owners;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:


      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);


      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2 (for a period of 5 or more years). The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional

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


          Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                              Amount of
     Person Who Died        Proceeds Paid
------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not the Annuitant)
------------------------------------------
Owner or Joint Owner       Death Benefit
(who is the Annuitant)
------------------------------------------
Annuitant                  Death Benefit
------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.


Death of Owner, Joint Owner, or Annuitant On or After the Maturity Date


After income payments begin, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS


The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments to any date at least 10 years after the date of the last premium payment and within one year of the last Maturity Date, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.


Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

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The contract provides optional forms of income payments ("Optional Payment
Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.


If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.


If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.


The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payment level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payments will increase.


We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.


The amount of your income payments will depend on four things:

  . Your Surrender Value on the Valuation Day immediately preceding your Maturity Date;

  . The settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  The specific payment plan you choose; and

  . If you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:


   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made


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


   annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.


   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.


All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plans 2,3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Maturity Date multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not

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


permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.


TAX MATTERS


Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's premiums paid and

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earnings. If income payments begin or are scheduled to begin at a date that the
IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and full surrenders. A partial surrender occurs when you receive less than the total amount of the Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the Surrender Value. In the case of a full surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as a partial surrender(s) from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving a payment equal to your Contract Value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefits. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date.


  . The death benefit is taxed in the same manner as a income payments if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial surrender, depending on the manner in which the death benefit is paid.


Taxation of Death Benefit if Paid After the Maturity Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial surrenders, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  a beneficiary receives on or after the death of an owner; or

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  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a full surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Under the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option generally will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein, in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:


  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.


  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during

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


    the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.


The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

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You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, described in this prospectus, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

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Moving money from one Qualified Contract or qualified retirement plan to
another.   Rollovers and transfers:  In many circumstances, you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access

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Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Subaccount's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a surrender or partial surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

DISTRIBUTION OF THE CONTRACTS


We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts. The contracts are no longer issued for new sales, although new premium payments may be made by existing contract owners under the terms of the contract. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.


Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commission in the states in which it operates and is a member of the NASD.

Capital Brokerage Corporation offered the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling
(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.

Capital Brokerage Corporation also entered into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts (although these contracts are no longer offered for new sales). The registered representatives of the selling firms were (and still may be) registered with the NASD and the states in which they do business, are (or were when the contracts were sold) licensed as insurance agents in the state in which they do business and are (or were when the contracts were sold) appointed with us.

When the contracts were sold, we paid compensation to Capital Brokerage Corporation. This compensation consisted of a sales commission to both the wholesaler of Capital Brokerage Corporation and the brokerage firm of the registered representative who sold you your contract. The maximum commission paid to Capital Brokerage Corporation for this aggregate compensation was 8.0% of your aggregate premium payments. Compensation may still be paid for any subsequent premium payments received.


The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employ the registered representative who sold your contract is employed, and an amount paid to the selling firm for marketing allowances. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 6.5% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.


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All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm is 1.0% of premium payments received.


We do not offer this contract for new sales. Therefore, we do not offer sales incentives and other special promotions for the sale of this product.


No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.


All commissions paid come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary as a result of such payments to such selling firms.


During 2006, 2005 and 2004, $110.5 million, $62.0 million and $83.3 million, respectively, was paid to Capital Brokerage Corporation for new premium payments received. In 2006, 2005 and 2004, no underwriting commissions were paid to Capital Brokerage Corporation.


ADDITIONAL INFORMATION


Owner Questions


The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.


Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings


We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, Genworth Financial, Inc. ("Genworth") received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. In the subpoena, Genworth is defined as including, among other things, its subsidiaries and affiliates. We cooperated with Genworth in connection with Genworth's response to the SEC's subpoena in June and July 2005 and will cooperate with respect to any follow-up requests or inquiries. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. We will cooperate with respect to any follow-up requests or inquiries. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena and will cooperate with respect to any follow-up requests or inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us.

Although it is not anticipated that these developments will have an adverse impact on us, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Contract Form P1143 4/94

The purpose of this Appendix A is to show certain benefits for contracts issued on contract Form P1143 4/94.

Death Benefit at Death of Annuitant

For contracts issued prior to May 1, 1997 (or prior to the date contract changes were approved by the applicable state regulations), the following Basic Death Benefit applies.

If the Annuitant is age 80 or younger on the date the contract is issued, and he or she dies prior to the Maturity Date while the contract is in force, the designated beneficiary may elect a death benefit within 90 days of the date of such death.

Basic Death Benefit

The Basic Death Benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greatest sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

For contracts issued on or after the later of May 1, 1997, or the date on which applicable state insurance authorities approve such changes, the following Basic Death Benefit Applies:

Basic Death Benefit

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greater sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

In order to receive the death benefit as stated above, we must be notified of the election to receive the death benefit within 90 days of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value of the contract. Surrender charges will apply if the designated beneficiary surrenders the contract more than 90 days after the death of the Annuitant, without regard to whether or not the Contract Value has increased or decreased.

Optional Guaranteed Minimum Death Benefit

If an Annuitant dies before the Maturity Date while the Optional Guaranteed Minimum Death Benefit is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

The Optional Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greatest of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit; and

   (3) the Contract Value as of the date we receive due proof of the Annuitant's death (or a later date, if you request).

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the Contract Anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor") (this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund), plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials at the "Annual EstateProtector/SM/". The Optional Death Benefit Rider provides for an annual step-up in the death benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Death Benefit Rider may not be available in all states or markets.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the death benefit will be equal to the greater of:

   (1) your the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable contract anniversary.

   (2) your Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the surrender value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and any premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

Surrender Charge

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to a charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

Reduced Charges on Certain Surrenders

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, if later, no surrender charge applies to the first surrender of the contract year, if the amount surrendered is not more than 10% of the Contract Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the contract year is a full surrender, or a partial surrender of more than 10% of the Contract Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Contract Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above and in the "Surrenders and Partial Surrenders" provision of the prospectus. If the first surrender of the contract year is less than an amount equal to 10% of the Contract Value, you may elect to receive additional partial surrenders without surrender charges until the total amount surrendered during that contract year reaches that amount. For instance, if your Contract Value is $10,000 and you take a partial surrender of $500, you may surrender an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

  . an Annuitant is or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

  .  such confinement begins at least one year after the contract issue date;

  .  an Annuitant is age 80 or younger on the date the contract is issued; and

  . we receive the request for the full or partial surrender, together with proof of such confinement at our Home Office, while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

APPENDIX B

The Death Benefit (Examples for Policy Form P1150)

Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the date the contract is issued, then:

Annuitant's End of Contract  Unadjusted
    Age      Year   Value   Death Benefit
-----------------------------------------
    71         1   $110,000   $110,000
    72         2     90,000    100,000
    73         3     80,000    100,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    150,000
    79         9     90,000    150,000
    80        10    170,000    170,000
    81        11    140,000    150,000
    82        12    135,000    150,000
    83        13    120,000    150,000
-----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:


        Premium Contract     Basic
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/07 $10,000 $10,000     $10,000
3/31/15          20,000      20,000
3/31/16          14,000      20,000
--------------------------------------



If a partial surrender of $7,000 is made on March 31, 2016, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of issue, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 80 or younger on the Contract Date, then:

           Contract  Unadjusted
Issue Year  Value   Death Benefit
---------------------------------
  Issue    $100,000   $100,000
    1       110,000    110,000
    2        90,000    100,000
    3        80,000    100,000
    4       120,000    120,000
    5       130,000    130,000
    6       150,000    150,000
    7       160,000    160,000
    8       130,000    150,000
    9        90,000    150,000
   10       170,000    170,000
   11       140,000    150,000
   12       135,000    150,000
   13       120,000    150,000
---------------------------------

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any applicable premium tax) reduces the Contract Value. For example:


        Premium Contract  Unadjusted
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/07 $10,000 $10,000     $10,000
3/31/15         20,000      20,000
3/31/16         14,000      20,000
--------------------------------------



If a partial surrender of $7,000 is made on March 31, 2016, the unadjusted death benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Optional Enhanced Death Benefit Example

The purpose of the following example is to show how the Optional Enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract. This example assumes a contract is purchased with an Annuitant age 65 at the time of issue. No partial surrenders are made prior to the death of the Annuitant.


                 Premium  Contract           Death   Optional Enhanced
          Date   Payment   Value     Gain   Benefit    Death Benefit
         -------------------------------------------------------------
         8/01/07 $100,000 $100,000 $      0 $100,000      $     0
         8/01/22           300,000  200,000  300,000       70,000
         -------------------------------------------------------------



If the Annuitant's death and our receipt of due proof of the death occurs on August 1, 2022, the Optional Enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.


There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

APPENDIX C

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessments of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
------------------------------------------------------------------------------------------------------------------------
  Alger American Growth Portfolio -- Class O Shares                      $18.99            $19.69       2,196,439   2006
                                                                          17.19             18.99       2,999,894   2005
                                                                          16.53             17.19       4,077,378   2004
                                                                          12.40             16.53       5,247,344   2003
                                                                          18.77             12.40       6,300,041   2002
                                                                          21.59             18.77       9,078,703   2001
                                                                          25.69             21.59      10,491,039   2000
                                                                          19.48             25.69       8,583,493   1999
                                                                          13.34             19.48       5,605,283   1998
                                                                          10.76             13.34       4,380,186   1997
------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization Portfolio -- Class O Shares         11.50             13.61       2,775,204   2006
                                                                           9.98             11.50       3,546,154   2005
                                                                           8.68              9.98       4,648,749   2004
                                                                           6.18              8.68       5,512,357   2003
                                                                           8.50              6.18       5,837,332   2002
                                                                          12.23              8.50       7,002,914   2001
                                                                          17.04             12.23       7,559,032   2000
                                                                          12.05             17.04       6,310,836   1999
                                                                          10.58             12.05       6,082,414   1998
                                                                           9.63             10.58       5,645,458   1997
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                13.92             16.05         575,187   2006
                                                                          13.49             13.92         789,677   2005
                                                                          12.30             13.49         896,018   2004
                                                                          10.00             12.30         848,567   2003
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated American Leaders Fund II -- Primary Shares                    18.61             21.44       1,295,254   2006
                                                                          17.98             18.61       1,774,494   2005
                                                                          16.61             17.98       2,339,886   2004
                                                                          13.19             16.61       2,902,267   2003
                                                                          16.77             13.19       3,514,911   2002
                                                                          17.75             16.77       4,307,323   2001
                                                                          17.58             17.75       4,328,938   2000
                                                                          16.72             17.58       4,554,700   1999
                                                                          14.42             16.72       3,955,083   1998
                                                                          13.41             14.42       2,056,691   1997
------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Federated Capital Income Fund II                            $14.61            $16.65         687,471   2006
                                                               13.94             14.61         868,238   2005
                                                               12.86             13.94       1,163,852   2004
                                                               10.81             12.86       1,409,390   2003
                                                               14.41             10.81       1,835,551   2002
                                                               16.94             14.41       2,347,057   2001
                                                               18.87             16.94       2,544,453   2000
                                                               18.82             18.87       2,483,985   1999
                                                               16.75             18.82       1,950,915   1998
                                                               11.05             16.75       1,325,701   1997
-------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         18.25             19.94       1,133,622   2006
                                                               18.03             18.25       1,528,719   2005
                                                               16.55             18.03       2,097,504   2004
                                                               13.74             16.55       2,601,893   2003
                                                               13.74             13.74       2,789,740   2002
                                                               13.75             13.74       2,986,440   2001
                                                               15.32             13.75       3,199,511   2000
                                                               15.19             15.32       3,376,105   1999
                                                               15.00             15.19       2,977,691   1998
                                                               13.37             15.00       1,886,887   1997
-------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class             29.87             31.61         744,642   2006
                                                               29.12             29.87       1,011,194   2005
                                                               28.00             29.12       1,411,464   2004
                                                               24.07             28.00       1,776,001   2003
                                                               26.75             24.07       2,151,180   2002
                                                               28.28             26.75       2,740,751   2001
                                                               29.86             28.28       3,182,533   2000
                                                               27.26             29.86       3,361,601   1999
                                                               24.03             27.26       3,176,311   1998
                                                               20.20             24.03       2,678,933   1997
-------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                 37.79             41.63       4,446,660   2006
                                                               32.77             37.79       5,652,873   2005
                                                               28.78             32.77       6,629,897   2004
                                                               22.72             28.78       7,362,788   2003
                                                               25.42             22.72       8,573,160   2002
                                                               29.38             25.42      10,463,953   2001
                                                               31.91             29.38      12,149,774   2000
                                                               26.04             31.91      11,622,130   1999
                                                               20.32             26.04      10,085,800   1998
                                                               16.60             20.32       8,595,677   1997
-------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                 50.93             60.36       3,075,487   2006
                                                               48.79             50.93       3,959,444   2005
                                                               44.37             48.79       5,114,293   2004
                                                               34.52             44.37       6,335,077   2003
                                                               42.16             34.52       7,512,400   2002
                                                               44.99             42.16       9,234,283   2001
                                                               42.08             44.99       9,905,021   2000
                                                               40.14             42.08      10,963,577   1999
                                                               36.47             40.14      11,335,446   1998
                                                               28.87             36.47      10,074,173   1997
-------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                            $49.03            $51.66       1,327,007   2006
                                                                    47.00             49.03       1,799,080   2005
                                                                    46.11             47.00       2,389,719   2004
                                                                    35.20             46.11       2,970,668   2003
                                                                    51.08             35.20       3,487,079   2002
                                                                    62.91             51.08       4,744,104   2001
                                                                    71.67             62.91       5,410,897   2000
                                                                    52.89             71.67       4,760,717   1999
                                                                    38.45             52.89       3,818,261   1998
                                                                    20.20             38.45       3,614,598   1997
------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class                    16.15             18.03       1,931,970   2006
                                                                    15.22             16.15       2,672,894   2005
                                                                    14.59             15.22       3,629,327   2004
                                                                    11.95             14.59       4,271,595   2003
                                                                    14.54             11.95       4,584,591   2002
                                                                    16.16             14.54       5,388,110   2001
                                                                    17.00             16.16       5,576,695   2000
                                                                    15.80             17.00       5,051,739   1999
                                                                    12.36             15.80       2,843,815   1998
                                                                    10.00             12.36         976,086   1997
------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class               11.98             12.46         966,474   2006
                                                                    11.16             11.98       1,336,383   2005
                                                                    10.56             11.16       1,746,541   2004
                                                                     8.25             10.56       2,224,127   2003
                                                                    10.70              8.25       2,675,446   2002
                                                                    12.68             10.70       3,701,867   2001
                                                                    15.51             12.68       4,498,947   2000
                                                                    15.08             15.51       4,766,024   1999
                                                                    12.28             15.08       2,958,791   1998
                                                                    10.00             12.28       1,049,540   1997
------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                          19.93             22.09       1,308,465   2006
                                                                    17.13             19.93       1,537,782   2005
                                                                    13.94             17.13       1,271,445   2004
                                                                    10.00             13.94         623,817   2003
------------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                           29.26             34.06       1,032,792   2006
                                                                    24.92             29.26       1,243,108   2005
                                                                    22.24             24.92       1,512,742   2004
                                                                    15.73             22.24       1,385,197   2003
                                                                    20.02             15.73         959,274   2002
                                                                    25.76             20.02       1,347,035   2001
                                                                    32.29             25.76       1,573,977   2000
                                                                    22.96             32.29       1,525,527   1999
                                                                    20.65             22.96       1,616,956   1998
                                                                    16.60             20.65       1,762,588   1997
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class I Shares               11.14             13.37         573,071   2006
                                                                    10.23             11.14         527,506   2005
                                                                    10.00             10.23           2,616   2004
------------------------------------------------------------------------------------------------------------------
  Templeton Global Income Securities Fund -- Class I Shares          9.70             10.82         645,691   2006
                                                                    10.13              9.70         758,677   2005
                                                                    10.00             10.13              --   2004
------------------------------------------------------------------------------------------------------------------

                                                                   Number of
                                 Accumulation      Accumulation  Accumulation
                                Unit Values at    Unit Values at   Units at
Subaccounts                   Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------
  Income Fund                       $13.60            $14.00       1,673,988   2006
                                     13.52             13.60       2,433,400   2005
                                     13.26             13.52       3,278,049   2004
                                     12.98             13.26       4,841,528   2003
                                     11.98             12.98       7,151,518   2002
                                     11.31             11.98       4,478,530   2001
                                     10.36             11.31       3,035,919   2000
                                     10.66             10.36       2,729,732   1999
                                     10.01             10.66       1,884,740   1998
                                     10.00             10.01         908,249   1997
-----------------------------------------------------------------------------------
  International Equity Fund          16.99             20.89         881,490   2006
                                     14.57             16.99       1,016,254   2005
                                     12.76             14.57       1,068,844   2004
                                      9.38             12.76         966,614   2003
                                     12.49              9.38         851,108   2002
                                     16.01             12.49         919,209   2001
                                     18.60             16.01         908,264   2000
                                     14.48             18.60         735,974   1999
                                     12.50             14.48         641,918   1998
                                     30.11             12.50         614,410   1997
-----------------------------------------------------------------------------------
  Mid-Cap Equity Fund                23.70             25.33       1,589,148   2006
                                     21.51             23.70       2,297,865   2005
                                     18.80             21.51       2,940,796   2004
                                     14.34             18.80       3,645,855   2003
                                     16.87             14.34       4,093,825   2002
                                     17.06             16.87       4,353,777   2001
                                     15.97             17.06       3,531,824   2000
                                     13.81             15.97       3,011,792   1999
                                     13.13             13.81       2,140,000   1998
                                     10.00             13.13         730,616   1997
-----------------------------------------------------------------------------------
  Money Market Fund                  16.70             17.23       3,297,106   2006
                                     16.47             16.70       3,704,428   2005
                                     16.55             16.47       4,901,894   2004
                                     16.65             16.55       7,774,666   2003
                                     16.64             16.65      15,816,266   2002
                                     16.24             16.64      17,320,111   2001
                                     15.50             16.24      12,687,487   2000
                                     14.97             15.50      13,992,458   1999
                                     14.42             14.97       9,232,947   1998
                                     24.29             14.42       4,980,487   1997
-----------------------------------------------------------------------------------
  Premier Growth Equity Fund         10.26             11.03       1,203,976   2006
                                     10.27             10.26       1,927,270   2005
                                      9.73             10.27       2,509,730   2004
                                      7.66              9.73       2,935,628   2003
                                      9.83              7.66       2,588,994   2002
                                     10.98              9.83       2,201,591   2001
                                     11.75             10.98       2,128,010   2000
                                     10.00             11.75         802,961   1999
-----------------------------------------------------------------------------------

                                                                             Number of
                                           Accumulation      Accumulation  Accumulation
                                          Unit Values at    Unit Values at   Units at
Subaccounts                             Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------
  Real Estate Securities Fund                 $40.01            $52.49         987,255   2006
                                               36.30             40.01       1,262,845   2005
                                               27.82             36.30       1,626,500   2004
                                               20.53             27.82       1,816,995   2003
                                               21.11             20.53       1,999,763   2002
                                               19.14             21.11       2,007,545   2001
                                               14.65             19.14       1,853,612   2000
                                               14.89             14.65       1,409,644   1999
                                               18.34             14.89       1,753,483   1998
                                               15.57             18.34       1,478,247   1997
---------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                        48.83             55.58       2,545,712   2006
                                               47.38             48.83       3,608,987   2005
                                               43.51             47.38       4,820,677   2004
                                               34.40             43.51       6,001,268   2003
                                               44.94             34.40       6,766,704   2002
                                               51.95             44.94       8,557,014   2001
                                               58.17             51.95       9,120,668   2000
                                               48.91             58.17       7,955,210   1999
                                               38.68             48.91       5,187,559   1998
                                               30.11             38.68       3,025,140   1997
---------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                        15.74             17.58         448,877   2006
                                               14.57             15.74         631,068   2005
                                               12.83             14.57         601,172   2004
                                               10.00             12.83         250,698   2003
---------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares          41.76             46.84         970,125   2006
                                               40.85             41.76       1,269,956   2005
                                               38.30             40.85       1,628,394   2004
                                               32.28             38.30       1,851,000   2003
                                               36.10             32.28       1,912,451   2002
                                               37.71             36.10       2,104,312   2001
                                               36.44             37.71       2,034,785   2000
                                               32.63             36.44       1,884,184   1999
                                               28.26             32.63       1,425,134   1998
                                               24.29             28.26         928,145   1997
---------------------------------------------------------------------------------------------
  U.S. Equity Fund                             11.60             13.28       1,030,060   2006
                                               11.47             11.60       1,658,096   2005
                                               10.76             11.47       2,182,416   2004
                                                8.85             10.76       2,790,129   2003
                                               11.12              8.85       2,883,879   2002
                                               12.32             11.12       3,262,755   2001
                                               12.57             12.32       2,589,497   2000
                                               10.66             12.57       1,613,261   1999
                                               10.00             10.66         180,295   1998
---------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------
  Goldman Sachs Growth and Income Fund          9.94             12.02       1,550,400   2006
                                                9.70              9.94       1,706,906   2005
                                                8.28              9.70       1,871,277   2004
                                                6.75              8.28       1,361,960   2003
                                                7.73              6.75       1,312,915   2002
                                                8.64              7.73       1,149,638   2001
                                                9.20              8.64         971,475   2000
                                                8.85              9.20         779,766   1999
                                               10.00              8.85         428,936   1998
---------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                        $19.60            $22.45       3,292,232   2006
                                                           17.62             19.60       4,527,563   2005
                                                           14.19             17.62       5,168,954   2004
                                                           11.21             14.19       5,480,927   2003
                                                           11.93             11.21       6,570,451   2002
                                                           10.80             11.93       5,607,364   2001
                                                            8.35             10.80       2,769,191   2000
                                                            8.55              8.35       1,156,388   1999
                                                           10.00              8.55         345,533   1998
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares               25.95             28.33       4,633,448   2006
                                                           24.37             25.95       6,322,375   2005
                                                           22.78             24.37       8,481,388   2004
                                                           20.26             22.78      10,944,920   2003
                                                           21.96             20.26      13,294,385   2002
                                                           23.36             21.96      15,654,099   2001
                                                           24.24             23.36      16,570,364   2000
                                                           19.40             24.24      12,451,725   1999
                                                           14.65             19.40       6,060,191   1998
                                                           18.04             14.65       2,804,435   1997
---------------------------------------------------------------------------------------------------------
  Flexible Bond Portfolio -- Institutional Shares          17.59             18.08       1,082,851   2006
                                                           17.49             17.59       1,424,517   2005
                                                           17.06             17.49       1,965,559   2004
                                                           16.26             17.06       2,837,246   2003
                                                           14.93             16.26       3,912,422   2002
                                                           14.05             14.93       3,772,527   2001
                                                           13.41             14.05       3,443,885   2000
                                                           13.39             13.41       3,172,870   1999
                                                           12.45             13.39       1,911,151   1998
                                                           18.97             12.45         869,089   1997
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Institutional Shares                  25.66             27.67       1,625,597   2006
                                                           23.06             25.66       2,421,583   2005
                                                           19.78             23.06       3,136,030   2004
                                                           16.64             19.78       4,023,535   2003
                                                           20.02             16.64       5,208,969   2002
                                                           25.92             20.02       7,276,570   2001
                                                           32.13             25.92       8,761,565   2000
                                                           19.51             32.13       6,407,884   1999
                                                           12.54             19.51       1,494,358   1998
                                                           11.67             12.54         163,550   1997
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares         10.11             10.60         315,772   2006
                                                            9.13             10.11         398,805   2005
                                                            8.11              9.13         445,536   2004
                                                            6.52              8.11         536,136   2003
                                                            9.38              6.52         628,264   2002
                                                           11.43              9.38       1,018,589   2001
                                                           10.00             11.43       1,245,259   2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.86              4.10         719,534   2006
                                                            3.51              3.86         998,112   2005
                                                            3.54              3.51       1,303,658   2004
                                                            2.45              3.54       1,576,799   2003
                                                            4.21              2.45       1,165,738   2002
                                                            6.81              4.21       1,801,374   2001
                                                           10.00              6.81       1,333,647   2000
---------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Institutional Shares        $26.53            $38.47       2,170,230   2006
                                                                 20.34             26.53       2,453,109   2005
                                                                 17.34             20.34       2,795,600   2004
                                                                 13.04             17.34       3,406,891   2003
                                                                 17.77             13.04       4,341,645   2002
                                                                 23.47             17.77       5,720,325   2001
                                                                 28.32             23.47       6,457,205   2000
                                                                 15.76             28.32       4,728,347   1999
                                                                 13.63             15.76       3,856,210   1998
                                                                 11.29             13.63       3,001,600   1997
---------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Institutional Shares             22.44             24.64       2,687,648   2006
                                                                 21.82             22.44       3,617,633   2005
                                                                 21.17             21.82       4,951,651   2004
                                                                 16.30             21.17       6,553,434   2003
                                                                 22.50             16.30       8,452,760   2002
                                                                 30.32             22.50      12,018,045   2001
                                                                 35.98             30.32      14,437,869   2000
                                                                 25.35             35.98      11,701,274   1999
                                                                 18.95             25.35       8,827,221   1998
                                                                 12.17             18.95       7,270,898   1997
---------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Institutional Shares               29.53             33.09       1,618,191   2006
                                                                 26.67             29.53       2,156,363   2005
                                                                 22.40             26.67       2,713,546   2004
                                                                 16.82             22.40       3,365,664   2003
                                                                 23.67             16.82       4,077,179   2002
                                                                 39.64             23.67       5,965,824   2001
                                                                 58.97             39.64       7,072,505   2000
                                                                 26.53             58.97       5,067,599   1999
                                                                 20.04             26.53       3,488,695   1998
                                                                 15.66             20.04       3,442,667   1997
---------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Institutional Shares             29.01             33.81       2,853,437   2006
                                                                 27.79             29.01       3,785,636   2005
                                                                 26.90             27.79       5,166,794   2004
                                                                 22.00             26.90       6,888,250   2003
                                                                 29.95             22.00       9,455,301   2002
                                                                 39.17             29.95      13,140,429   2001
                                                                 47.11             39.17      15,931,243   2000
                                                                 29.05             47.11      14,578,854   1999
                                                                 22.85             29.05      12,554,733   1998
                                                                 11.67             22.85      10,111,685   1997
---------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust/1/
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class I        $12.65            $14.04         269,668   2006
                                                                               12.41             12.65         421,306   2005
                                                                               11.58             12.41         576,883   2004
                                                                               10.13             11.58         709,502   2003
                                                                               11.03             10.13         751,396   2002
                                                                               11.28             11.03         598,880   2001
                                                                               10.60             11.28         272,799   2000
                                                                               10.67             10.60         175,544   1999
                                                                               10.00             10.67          25,915   1998
                                                                                  --                --              --   1997
                                                                                  --                --              --   1996
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Investors Portfolio -- Class I                  16.24             18.94         713,481   2006
                                                                               15.46             16.24         959,486   2005
                                                                               14.21             15.46       1,309,764   2004
                                                                               10.89             14.21       1,458,598   2003
                                                                               14.35             10.89       1,659,852   2002
                                                                               15.18             14.35       1,905,832   2001
                                                                               13.36             15.18         775,796   2000
                                                                               12.14             13.36         111,934   1999
                                                                               10.00             12.14             863   1998
                                                                                  --                --              --   1997
                                                                                  --                --              --   1996
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Income Trust/1/
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Strategic Bond Portfolio -- Class I             14.39             14.90         942,252   2006
                                                                               14.24             14.39       1,252,128   2005
                                                                               13.54             14.24       1,499,650   2004
                                                                               12.13             13.54       1,751,506   2003
                                                                               11.30             12.13       1,801,349   2002
                                                                               10.72             11.30       1,168,074   2001
                                                                               10.13             10.72         556,622   2000
                                                                               10.24             10.13         245,779   1999
                                                                               10.00             10.24          10,094   1998
                                                                                  --                --              --   1997
                                                                                  --                --              --   1996
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                          13.82             15.39         138,419   2006
                                                                               13.34             13.82         205,364   2005
                                                                               12.74             13.34         269,724   2004
                                                                               10.00             12.74         290,058   2003
-----------------------------------------------------------------------------------------------------------------------------



/1/ Legg Mason executed a reorganization of its fund operations effective April
    28, 2007. As a result of this reorganization, the following transactions were effected:

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Investors Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Investors Portfolio;

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio; and

   Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Strategic Bond Portfolio merged into Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio.

                                                                                 Number of
                                               Accumulation      Accumulation  Accumulation
                                              Unit Values at    Unit Values at   Units at
Subaccounts                                 Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------
Old Mutual Insurance Series Fund
-------------------------------------------------------------------------------------------------
  Old Mutual Growth II Portfolio                  $10.51            $11.11         613,979   2006
                                                    9.57             10.51         846,032   2005
                                                    9.10              9.57       1,077,298   2004
                                                    7.34              9.10       1,479,937   2003
                                                   10.71              7.34       1,862,990   2002
                                                   18.24             10.71       2,517,899   2001
                                                   22.20             18.24       2,843,741   2000
                                                   11.36             22.20       1,242,408   1999
                                                   10.65             11.36         839,596   1998
                                                   10.00             10.65         576,010   1997
-------------------------------------------------------------------------------------------------
  Old Mutual Large Cap Growth Portfolio            16.85             17.54         527,304   2006
                                                   16.35             16.85         715,587   2005
                                                   15.22             16.35         951,432   2004
                                                   11.76             15.22       1,208,695   2003
                                                   16.88             11.76       1,537,642   2002
                                                   23.87             16.88       2,370,270   2001
                                                   24.57             23.87       2,236,754   2000
                                                   15.08             24.57         811,131   1999
                                                   11.71             15.08         696,037   1998
                                                   10.00             11.71         346,833   1997
-------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA                     38.29             41.97         685,001   2006
                                                   37.38             38.29         933,070   2005
                                                   34.43             37.38       1,138,852   2004
                                                   27.95             34.43       1,239,242   2003
                                                   31.63             27.95       1,361,408   2002
                                                   31.39             31.63       1,710,953   2001
                                                   29.91             31.39       1,564,417   2000
                                                   27.13             29.91       1,504,814   1999
                                                   25.80             27.13       1,558,580   1998
                                                   22.32             25.80       1,200,126   1997
-------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA         54.10             57.59       1,089,207   2006
                                                   52.20             54.10       1,442,428   2005
                                                   49.51             52.20       1,901,125   2004
                                                   38.35             49.51       2,339,204   2003
                                                   53.17             38.35       2,749,974   2002
                                                   61.69             53.17       3,602,443   2001
                                                   62.71             61.69       3,655,340   2000
                                                   44.90             62.71       3,232,987   1999
                                                   35.64             44.90       3,012,849   1998
                                                   32.37             35.64       3,176,448   1997
-------------------------------------------------------------------------------------------------
  Oppenheimer Core Bond Fund/VA                    27.66             28.72       1,123,406   2006
                                                   27.35             27.66       1,491,249   2005
                                                   26.29             27.35       1,877,214   2004
                                                   24.97             26.29       2,467,307   2003
                                                   23.22             24.97       3,279,704   2002
                                                   21.85             23.22       3,460,570   2001
                                                   20.88             21.85       2,562,480   2000
                                                   21.51             20.88       2,531,310   1999
                                                   20.42             21.51       1,976,510   1998
                                                   18.96             20.42         994,017   1997
-------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Oppenheimer High Income Fund/VA                              $37.83            $40.82         808,165   2006
                                                                37.50             37.83       1,092,771   2005
                                                                34.90             37.50       1,466,579   2004
                                                                28.55             34.90       1,943,412   2003
                                                                29.67             28.55       2,202,687   2002
                                                                29.51             29.67       2,829,310   2001
                                                                31.09             29.51       3,134,526   2000
                                                                30.24             31.09       3,792,914   1999
                                                                30.57             30.24       3,720,027   1998
                                                                29.40             30.57       2,934,974   1997
--------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA                                    48.90             49.64         740,001   2006
                                                                44.15             48.90         974,140   2005
                                                                37.38             44.15       1,226,508   2004
                                                                30.19             37.38       1,615,590   2003
                                                                42.40             30.19       2,011,156   2002
                                                                62.57             42.40       2,697,267   2001
                                                                71.49             62.57       3,299,098   2000
                                                                39.49             71.49       2,933,967   1999
                                                                36.72             39.49       3,113,007   1998
                                                                27.63             36.72       2,462,359   1997
--------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         10.55             10.81       1,298,159   2006
                                                                10.45             10.55       1,447,218   2005
                                                                10.10             10.45       1,668,114   2004
                                                                10.00             10.10       1,121,098   2003
--------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


 The Company................................................................ B-3

 The Separate Account....................................................... B-3

 Additional Information About the Guarantee Account......................... B-3

 The Contracts.............................................................. B-3
    Transfer of Annuity Units............................................... B-3
    Net Investment Factor................................................... B-4

 Termination of Participation Agreements.................................... B-4

 Calculation of Performance Data............................................ B-5
    Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund. B-5
    Other Subaccounts....................................................... B-6
    Other Performance Data.................................................. B-6

 Tax Matters................................................................ B-7
    Taxation of Genworth Life and Annuity Insurance Company................. B-7
    IRS Required Distributions.............................................. B-7

 General Provisions......................................................... B-7
    Using the Contracts as Collateral....................................... B-7
    The Beneficiary......................................................... B-8
    Non-Participating....................................................... B-8
    Misstatement of Age or Gender........................................... B-8
    Incontestability........................................................ B-8
    Statement of Values..................................................... B-8
    Trust as Owner or Beneficiary........................................... B-8
    Written Notice.......................................................... B-8

 Legal Developments Regarding Employment-Related Benefit Plans.............. B-8

 Regulation of Genworth Life and Annuity Insurance Company.................. B-8

 Experts.................................................................... B-8

 Financial Statements....................................................... B-9



 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230


Please mail a copy of the Statement of Additional Information for Genworth Life & Annuity VA Separate Account 1, Contract Form P1150 10/98 or P1143 4/94 to:


Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City
                                                         State
                                                                            Zip

Signature of Requestor _________________________________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company


                 Genworth Life & Annuity VA Separate Account 1


                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2007, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:


Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative



The date of this Statement of Additional Information is May 1, 2007.

TABLE OF CONTENTS


 The Company................................................................ B-3

 The Separate Account....................................................... B-3

 Additional Information About the Guarantee Account......................... B-3

 The Contracts.............................................................. B-3
    Transfer of Annuity Units............................................... B-3
    Net Investment Factor................................................... B-4

 Termination of Participation Agreements.................................... B-4

 Calculation of Performance Data............................................ B-5
    Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund. B-5
    Other Subaccounts....................................................... B-6
    Other Performance Data.................................................. B-6

 Tax Matters................................................................ B-7
    Taxation of Genworth Life and Annuity Insurance Company................. B-7
    IRS Required Distributions.............................................. B-7

 General Provisions......................................................... B-7
    Using the Contracts as Collateral....................................... B-7
    The Beneficiary......................................................... B-8
    Non-Participating....................................................... B-8
    Misstatement of Age or Gender........................................... B-8
    Incontestability........................................................ B-8
    Statement of Values..................................................... B-8
    Trust as Owner or Beneficiary........................................... B-8
    Written Notice.......................................................... B-8

 Legal Developments Regarding Employment-Related Benefit Plans.............. B-8

 Regulation of Genworth Life and Annuity Insurance Company.................. B-8

 Experts.................................................................... B-8

 Financial Statements....................................................... B-9

The Company


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Due to the mergers of FHL and FCL, the Company acquired ownership in American Mayflower Life Insurance Company of New York ("AML"). Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML was merged into GLICNY with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to developing solutions that help meet the investment, protection, homeownership, retirement and independent lifestyle needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

  . Protection. We offer customers life insurance, including term and universal life, and accident and health insurance, including Medicare supplement insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional investment products. Retail products include: individual fixed and variable annuities; group variable annuities offered through retirement plans; single premium immediate annuities; and variable life insurance. Institutional products include: guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs").

We also have Corporate and Other activities, which consist primarily of unallocated net investment gains (losses), corporate income, expenses and income taxes.

We principally offer annuity contracts, GICs, funding agreements, FABNs, Medicare supplement insurance and life insurance policies. We do business in the District of Columbia and all states, except New York. Our principle offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.


The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About The Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under the contracts for a Valuation Period is (a) divided by (b) minus (c) where:

      (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes, (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.


Legg Mason Partners Variable Equity Trust. This agreement may be terminated at the option of any party upon one-year advance written notice.

Legg Mason Partners Variable Income Trust. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.


Old Mutual Insurance Series Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed upon by the parties.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period of the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $25 annual contract charge, the administrative expense charge of 0.15%, and the mortality and expense risk charge of 1.25% of the daily net assets of the Separate Account. For purposes of calculating current yields for a contract, an average per unit annual contract charge is used. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

The effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the GE Investments Funds, Inc.-- Money Market Fund actual yield is affected by changes in interest rates on money market securities, average Portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for its corresponding portfolio.


Current Yield:   3.40% as of December 31, 2006
Effective Yield: 3.46% as of December 31, 2006


Yield calculations do not take into account the surrender charges imposed under the contract or charges for the optional death benefit riders.

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, optional death benefit charges and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio changes and expenses, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Separate Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of your assets in the Separate Account)).


   (2) The annual contract charge is $25, deducted at the beginning of each contract year after the first contract year. For purposes of calculating average annual total return, an average contract charge (currently 0.25% of Contract Value attributable to the hypothetical investment) is used. This charge will be waived if the Contract Value is more than $75,000 at the time the charge is due.


   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return also considers charges for all the optional death benefits.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge.

This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on partially surrendered amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters


Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.


We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed

      (1) within five years after the date of that owner's death, or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral


A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.


A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and charges made during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect. We will have no obligation to verify that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee will release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with the Company.

Legal Developments Regarding Employment-Related Benefit Plans


On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company


Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts


The consolidated "historical" and "as-if-pooled" financial statements and financial statement schedules for Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006, and the financial statements of the Separate Account as of December 31, 2006 and for each of the years or lesser periods in the two-year period ended December 31, 2006, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The audit report on the consolidated "as-if-pooled" financial statements of the Company referred to above contains an emphasis paragraph that states that the consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance Company and First Colony Life Insurance Company on January 1, 2007 (the Mergers), which have been accounted for as a pooling of interests as described in Note 1 to the consolidated "as-if-pooled" financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued. The financial statement schedules incorporated by reference herein also give retroactive effect to the Mergers.

The reports of KPMG LLP dated March 12, 2007 with respect to the consolidated "historical" and "as-if-pooled" financial statements and schedules of Genworth Life and Annuity Insurance Company and subsidiaries refer to a change in accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


Financial Statements


The Statement of Additional Information contains the consolidated "historical" and "as-if-pooled" financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2006

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2006

                                                       Page
                                                       -----
Independent Registered Public Accounting Firm's Report   F-1

Statements of Assets and Liabilities..................   F-3

Statements of Operations..............................  F-32

Statements of Changes in Net Assets...................  F-62

Notes to Financial Statements......................... F-114

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth -- Series I Shares, AIM V.I. Technology
Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R)
Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growh V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series --Class B; Dreyfus -- Dreyfus Investment
Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP --Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable
Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund
II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset ManagerSM Portfolio --Initial Class, VIP Asset ManagerSM Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R)
Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation
Portfolio -- Service Class 2, VIP Equity -- Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income
Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation
Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 shares, Total Return Fund -- Class 3 shares, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Janus Aspen
Series -- Balanced Portfolio -- Institutional Shares, Balanced
Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Fundamental Equity Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth
Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth
Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Equity Index

Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Growth Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II, Legg Mason Partners Variable Investors Portfolio -- Class I, Legg Mason Partners Variable Strategic Bond Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class I, Legg Mason Partners Variable Total Return Portfolio -- Class II; Legg Mason Partners Variable Portfolios
II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock
Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities
Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio --Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio --Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series
Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison
Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares, SP William Blair International Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Van Kampen Life Investment Trust --Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares) as of December 31, 2006, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2006, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, VA
April 13, 2007

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2006

                                                                AIM Variable Insurance Funds
                                              ----------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.
                                                                   Capital         Capital        AIM V.I.
                                               AIM V.I. Basic   Appreciation     Development     Core Equity
                               Consolidated    Value Fund --       Fund --         Fund --         Fund --
                                  Total       Series II shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):.... $10,024,173,165    29,813,459      30,237,919        17,499        29,721,116
Dividend receivable..........      13,771,975            --              --            --                --
Receivable from
  affiliate (note 4b)........             871             2              13            --                --
Receivable for units sold....       8,922,632         3,033              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Total assets..........  10,046,868,643    29,816,494      30,237,932        17,499        29,721,116
                              ---------------    ----------      ----------        ------        ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,336,983         3,936           3,904             1             3,855
Payable for units
  withdrawn..................       4,411,677            --          13,686            --            17,525
                              ---------------    ----------      ----------        ------        ----------
       Total liabilities.....       5,748,660         3,936          17,590             1            21,380
                              ---------------    ----------      ----------        ------        ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $ 9,993,445,709    29,812,558      30,220,342        17,498        29,699,736
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      23,465,901            --              --            --                --
   Genworth Life and
     Annuity (note 4d).......      24,208,373            --              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Net assets............ $10,041,119,983    29,812,558      30,220,342        17,498        29,699,736
                              ===============    ==========      ==========        ======        ==========
Investments in
  securities, at cost........ $ 8,944,631,936    25,966,533      26,019,412        14,429        27,417,285
                              ===============    ==========      ==========        ======        ==========
Shares outstanding...........     751,575,489     2,251,772       1,153,239           950         1,091,885
                              ===============    ==========      ==========        ======        ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                                                  AIM V.I.         AIM V.I.
                                  AIM V.I.       Government     International      AIM V.I.
                                Global Real      Securities         Growth         Large Cap
                               Estate Fund --      Fund --         Fund --         Growth --
                              Series II shares Series I shares Series II shares Series I shares
                              ---------------- --------------- ---------------- ---------------
Assets
Investments at fair
  market value (note 2b):....     $47,485          15,557         43,397,472        28,615
Dividend receivable..........          --              --                 --            --
Receivable from
  affiliate (note 4b)........          --              --                  2            --
Receivable for units sold....           4              --             39,478             2
                                  -------          ------         ----------        ------
       Total assets..........      47,489          15,557         43,436,952        28,617
                                  -------          ------         ----------        ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           6               1              6,151             3
Payable for units
  withdrawn..................          --              --                 --            --
                                  -------          ------         ----------        ------
       Total liabilities.....           6               1              6,151             3
                                  -------          ------         ----------        ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $47,483          15,556         43,111,276        28,614
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --              --            319,525            --
   Genworth Life and
     Annuity (note 4d).......          --              --                 --            --
                                  -------          ------         ----------        ------
       Net assets............     $47,483          15,556         43,430,801        28,614
                                  =======          ======         ==========        ======
Investments in
  securities, at cost........     $39,334          15,950         38,005,384        26,651
                                  =======          ======         ==========        ======
Shares outstanding...........       1,662           1,318          1,488,764         2,087
                                  =======          ======         ==========        ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                               AIM Variable Insurance Funds        The Alger American
                                        (continued)                       Fund
                              ------------------------------- -----------------------------
                                                                                 Alger
                                                                  Alger         American
                                 AIM V.I.        AIM V.I.        American        Small
                                Technology       Utilities        Growth     Capitalization
                                  Fund --         Fund --      Portfolio --   Portfolio --
                              Series I shares Series I shares Class O Shares Class O Shares
                              --------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....     $10,508          8,745        85,877,575     73,682,056
Dividend receivable..........          --             --                --             --
Receivable from
  affiliate (note 4b)........          --              1                10             --
Receivable for units sold....          --             --                --             --
                                  -------          -----        ----------     ----------
       Total assets..........      10,508          8,746        85,877,585     73,682,056
                                  -------          -----        ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1              1            10,334          8,954
Payable for units
  withdrawn..................          --             --             6,010         42,173
                                  -------          -----        ----------     ----------
       Total liabilities.....           1              1            16,344         51,127
                                  -------          -----        ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $10,507          8,745        85,640,409     73,589,299
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --             --           220,832         41,630
   Genworth Life and
     Annuity (note 4d).......          --             --                --             --
                                  -------          -----        ----------     ----------
       Net assets............     $10,507          8,745        85,861,241     73,630,929
                                  =======          =====        ==========     ==========
Investments in
  securities, at cost........     $ 8,920          8,031        85,024,923     55,298,813
                                  =======          =====        ==========     ==========
Shares outstanding...........         750            412         2,083,396      2,592,613
                                  =======          =====        ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                   Global          Growth and       International       Large Cap         Small Cap
                                 Technology          Income             Value            Growth            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....    $4,146,558        183,560,153       98,847,736        32,231,606         7,656,447
Dividend receivable..........            --                 --               --                --                --
Receivable from
  affiliate (note 4b)........            --                 --               --                --                --
Receivable for units sold....           596                 --          119,561                --                --
                                 ----------        -----------       ----------        ----------         ---------
       Total assets..........     4,147,154        183,560,153       98,967,297        32,231,606         7,656,447
                                 ----------        -----------       ----------        ----------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           526             23,655           14,081             4,205               985
Payable for units
  withdrawn..................            --            113,042               --            15,082             1,847
                                 ----------        -----------       ----------        ----------         ---------
       Total liabilities.....           526            136,697           14,081            19,287             2,832
                                 ----------        -----------       ----------        ----------         ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    $4,146,628        183,420,049       98,207,658        32,212,319         7,653,615
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              3,407          745,558                --                --
   Genworth Life and
     Annuity (note 4d).......            --                 --               --                --                --
                                 ----------        -----------       ----------        ----------         ---------
       Net assets............    $4,146,628        183,423,456       98,953,216        32,212,319         7,653,615
                                 ==========        ===========       ==========        ==========         =========
Investments in
  securities, at cost........    $3,617,542        147,880,650       86,124,662        28,419,896         6,778,704
                                 ==========        ===========       ==========        ==========         =========
Shares outstanding...........       244,779          6,816,196        3,995,462         1,222,283           573,087
                                 ==========        ===========       ==========        ==========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  American Century Variable Portfolios, Inc.
                              --------------------------------------------------
                                 VP                                       VP
                              Income &      VP          VP      VP    Inflation
                               Growth  International Ultra(R)  Value  Protection
                              Fund --     Fund --    Fund --  Fund --  Fund --
                              Class I     Class I    Class I  Class I  Class II
                              -------- ------------- -------- ------- ----------
Assets
Investments at fair
  market value (note 2b):.... $135,516   1,498,896    60,405  298,986 3,841,873
Dividend receivable..........       --          --        --       --        --
Receivable from
  affiliate (note 4b)........       --          --        --       --        --
Receivable for units sold....       13      57,239         5    8,881    35,744
                              --------   ---------    ------  ------- ---------
       Total assets..........  135,529   1,556,135    60,410  307,867 3,877,617
                              --------   ---------    ------  ------- ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       20         231        10       44       558
Payable for units
  withdrawn..................       --          --        --       --        --
                              --------   ---------    ------  ------- ---------
       Total liabilities.....       20         231        10       44       558
                              --------   ---------    ------  ------- ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $135,509   1,497,736    60,400  298,874 3,850,212
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --      58,168        --    8,949    26,847
   Genworth Life and
     Annuity (note 4d).......       --          --        --       --        --
                              --------   ---------    ------  ------- ---------
       Net assets............ $135,509   1,555,904    60,400  307,823 3,877,059
                              ========   =========    ======  ======= =========
Investments in
  securities, at cost........ $123,870   1,377,073    59,411  283,927 3,881,153
                              ========   =========    ======  ======= =========
Shares outstanding...........   15,703     148,112     6,016   34,209   381,138
                              ========   =========    ======  ======= =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                             BlackRock Variable Series Funds, Inc.
                              -------------------------------------------------------------------
                                                  BlackRock        BlackRock        BlackRock
                                 BlackRock          Global         Large Cap          Value
                              Basic Value V.I. Allocation V.I.    Growth V.I.     Opportunities
                                  Fund --          Fund --          Fund --        V.I. Fund --
                              Class III Shares Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....   $11,737,773       55,567,755       2,910,350        2,431,325
Dividend receivable..........     1,426,475        4,040,701           1,542        4,768,891
Receivable from
  affiliate (note 4b)........             2               --               1               --
Receivable for units sold....            --          602,877             283              846
                                -----------       ----------       ---------        ---------
       Total assets..........    13,164,250       60,211,333       2,912,176        7,201,062
                                -----------       ----------       ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         1,813           10,265             373              980
Payable for units
  withdrawn..................           997               --              --               --
                                -----------       ----------       ---------        ---------
       Total liabilities.....         2,810           10,265             373              980
                                -----------       ----------       ---------        ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $13,161,440       57,986,880       2,911,803        7,200,082
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --        2,214,188              --               --
   Genworth Life and
     Annuity (note 4d).......            --               --              --               --
                                -----------       ----------       ---------        ---------
       Net assets............   $13,161,440       60,201,068       2,911,803        7,200,082
                                ===========       ==========       =========        =========
Investments in
  securities, at cost........   $11,843,381       56,566,629       2,688,104        7,735,339
                                ===========       ==========       =========        =========
Shares outstanding...........       740,087        4,113,083         247,900        1,203,626
                                ===========       ==========       =========        =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                Columbia Funds Variable
                                   Insurance Trust I                    Dreyfus
                              --------------------------- ------------------------------------
                                                             Dreyfus               The Dreyfus
                                              Columbia     Investment    Dreyfus    Socially
                                Columbia      Marsico     Portfolios --  Variable  Responsible
                                Marsico    International     MidCap     Investment   Growth
                              Growth Fund, Opportunities      Stock      Fund --      Fund,
                                Variable   Fund, Variable Portfolio --    Money      Inc. --
                               Series --     Series --       Initial      Market     Initial
                                Class A       Class B        Shares     Portfolio    Shares
                              ------------ -------------- ------------- ---------- -----------
Assets
Investments at fair
  market value (note 2b):.... $57,279,480   101,212,588      157,141     521,038    5,391,247
Dividend receivable..........          --            --           --       2,128           --
Receivable from
  affiliate (note 4b)........          --             8           --          --           --
Receivable for units sold....      14,574            --           13          56           --
                              -----------   -----------      -------     -------    ---------
       Total assets..........  57,294,054   101,212,596      157,154     523,222    5,391,247
                              -----------   -----------      -------     -------    ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       7,540        13,884           21          84          683
Payable for units
  withdrawn..................          --        12,879           --          --       18,716
                              -----------   -----------      -------     -------    ---------
       Total liabilities.....       7,540        26,763           21          84       19,399
                              -----------   -----------      -------     -------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $57,286,514   100,809,625      157,133     523,138    5,371,848
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --       376,208           --          --           --
   Genworth Life and
     Annuity (note 4d).......          --            --           --          --           --
                              -----------   -----------      -------     -------    ---------
       Net assets............ $57,286,514   101,185,833      157,133     523,138    5,371,848
                              ===========   ===========      =======     =======    =========
Investments in
  securities, at cost........ $50,143,812    83,339,684      153,221     521,038    5,420,571
                              ===========   ===========      =======     =======    =========
Shares outstanding...........   3,017,886     4,611,052        9,036     521,038      189,499
                              ===========   ===========      =======     =======    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                                                        Evergreen
                                                                                                        Variable
                                         DWS Variable Series II            Eaton Vance Variable Trust Annuity Trust
                              -------------------------------------------- -------------------------- -------------
                                                                                             VT
                                DWS Dreman     DWS Dreman        DWS            VT        Worldwide   Evergreen VA
                               High Return   Small Mid Cap    Technology   Floating-Rate   Health         Omega
                              Equity VIP --   Value VIP --      VIP --        Income      Sciences       Fund --
                              Class B Shares Class B Shares Class B Shares     Fund         Fund         Class 2
                              -------------- -------------- -------------- -------------  ----------  -------------
Assets
Investments at fair
  market value (note 2b):....    $127,787        71,850         10,165      46,565,120    11,571,604     723,463
Dividend receivable..........       4,985            --             --         265,955            --          --
Receivable from
  affiliate (note 4b)........          --            --             --              --             2          --
Receivable for units sold....          13             5             --              --           742          62
                                 --------        ------         ------      ----------    ----------     -------
       Total assets..........     132,785        71,855         10,165      46,831,075    11,572,348     723,525
                                 --------        ------         ------      ----------    ----------     -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          19             9              2          22,604         1,471          93
Payable for units
  withdrawn..................          --            --             --          64,188            --          --
                                 --------        ------         ------      ----------    ----------     -------
       Total liabilities.....          19             9              2          86,792         1,471          93
                                 --------        ------         ------      ----------    ----------     -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    $132,766        71,846         10,163      46,744,283    11,568,884     723,432
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --             --              --         1,993          --
   Genworth Life and
     Annuity (note 4d).......          --            --             --              --            --          --
                                 --------        ------         ------      ----------    ----------     -------
       Net assets............    $132,766        71,846         10,163      46,744,283    11,570,877     723,432
                                 ========        ======         ======      ==========    ==========     =======
Investments in
  securities, at cost........    $122,488        65,455          9,778      46,760,154    10,627,093     658,140
                                 ========        ======         ======      ==========    ==========     =======
Shares outstanding...........       8,508         3,140          1,099       4,637,960       961,896      41,059
                                 ========        ======         ======      ==========    ==========     =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                             Federated Insurance Series
                              ---------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income Federated
                               Leaders    Federated     Bond        Bond      Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  Fund II --
                               Primary     Income      Primary     Service    Service
                                Shares     Fund II     Shares      Shares      Shares
                              ----------- ---------- ----------- ----------- ----------
Assets
Investments at fair
  market value (note 2b):.... $45,517,129 18,816,352 43,375,205  41,886,423  49,994,466
Dividend receivable..........          --         --         --          --          --
Receivable from
  affiliate (note 4b)........           9         14         --          14          --
Receivable for units sold....          --         --    141,046       1,501          --
                              ----------- ---------- ----------  ----------  ----------
       Total assets..........  45,517,138 18,816,366 43,516,251  41,887,938  49,994,466
                              ----------- ---------- ----------  ----------  ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       5,448      2,236      5,242       5,419       6,364
Payable for units
  withdrawn..................     117,286     62,126         --          --     135,336
                              ----------- ---------- ----------  ----------  ----------
       Total liabilities.....     122,734     64,362      5,242       5,419     141,700
                              ----------- ---------- ----------  ----------  ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $45,394,404 18,747,910 43,443,139  41,882,519  49,852,766
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      4,094     67,870          --          --
   Genworth Life and
     Annuity (note 4d).......          --         --         --          --          --
                              ----------- ---------- ----------  ----------  ----------
       Net assets............ $45,394,404 18,752,004 43,511,009  41,882,519  49,852,766
                              =========== ========== ==========  ==========  ==========
Investments in
  securities, at cost........ $39,759,712 18,633,671 42,231,426  40,634,755  40,507,431
                              =========== ========== ==========  ==========  ==========
Shares outstanding...........   2,112,164  1,933,849  5,525,504   5,363,178   3,059,637
                              =========== ========== ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                         Fidelity(R) Variable Insurance Products Fund
                              ------------------------------------------------------------------
                               VIP Asset    VIP Asset                     VIP           VIP
                              Manager/SM/  Manager/SM/  VIP Balanced Contrafund(R) Contrafund(R)
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Initial      Service      Service       Initial       Service
                                 Class       Class 2      Class 2        Class        Class 2
                              ------------ ------------ ------------ ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $125,362,739  26,493,683   18,658,021   366,169,248   222,683,756
Dividend receivable..........           --          --           --            --            --
Receivable from
  affiliate (note 4b)........           10          --           --            --            --
Receivable for units sold....           --       4,645        4,998            --            --
                              ------------  ----------   ----------   -----------   -----------
       Total assets..........  125,362,749  26,498,328   18,663,019   366,169,248   222,683,756
                              ------------  ----------   ----------   -----------   -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       12,877       4,142        3,258        43,843        28,911
Payable for units
  withdrawn..................       76,122          --           --       404,961        74,592
                              ------------  ----------   ----------   -----------   -----------
       Total liabilities.....       88,999       4,142        3,258       448,804       103,503
                              ------------  ----------   ----------   -----------   -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $125,146,509  26,494,186   18,500,329   365,642,344   222,349,338
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      127,241          --      159,432        78,100       230,915
   Genworth Life and
     Annuity (note 4d).......           --          --           --            --            --
                              ------------  ----------   ----------   -----------   -----------
       Net assets............ $125,273,750  26,494,186   18,659,761   365,720,444   222,580,253
                              ============  ==========   ==========   ===========   ===========
Investments in
  securities, at cost........ $118,798,344  24,913,344   17,768,596   293,634,144   197,212,072
                              ============  ==========   ==========   ===========   ===========
Shares outstanding...........    7,979,805   1,712,585    1,206,858    11,635,502     7,157,948
                              ============  ==========   ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                VIP Dynamic
                                  Capital      VIP Equity-    VIP Equity-    VIP Growth     VIP Growth
                               Appreciation      Income         Income        & Income       & Income
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $4,975,125     354,594,089    167,948,385    70,408,099     33,063,270
Dividend receivable..........           --              --             --            --             --
Receivable from
  affiliate (note 4b)........           --              --             --            --             --
Receivable for units sold....           --              --             --            --             --
                                ----------     -----------    -----------    ----------     ----------
       Total assets..........    4,975,125     354,594,089    167,948,385    70,408,099     33,063,270
                                ----------     -----------    -----------    ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          646          41,328         21,861         8,528          4,258
Payable for units
  withdrawn..................        8,632         175,859          9,305        77,049         34,151
                                ----------     -----------    -----------    ----------     ----------
       Total liabilities.....        9,278         217,187         31,166        85,577         38,409
                                ----------     -----------    -----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $4,965,847     354,231,522    167,917,219    70,317,271     33,024,861
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --         145,380             --         5,251             --
   Genworth Life and
     Annuity (note 4d).......           --              --             --            --             --
                                ----------     -----------    -----------    ----------     ----------
       Net assets............   $4,965,847     354,376,902    167,917,219    70,322,522     33,024,861
                                ==========     ===========    ===========    ==========     ==========
Investments in
  securities, at cost........   $4,559,218     309,891,564    149,375,126    59,909,521     26,785,749
                                ==========     ===========    ===========    ==========     ==========
Shares outstanding...........      524,802      13,534,126      6,492,013     4,367,748      2,084,695
                                ==========     ===========    ===========    ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                               VIP Growth
                              Opportunities  VIP Growth     VIP Growth     VIP Mid Cap    VIP Mid Cap
                              Portfolio --  Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Initial Class Service Class 2
                              ------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $20,754,548   155,416,835    49,735,434       46,007       248,875,632
Dividend receivable..........           --            --            --           --                --
Receivable from
  affiliate (note 4b)........           --            --            28           --                 2
Receivable for units sold....           --            --            --            2                --
                               -----------   -----------    ----------       ------       -----------
       Total assets..........   20,754,548   155,416,835    49,735,462       46,009       248,875,634
                               -----------   -----------    ----------       ------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        2,504        17,829         6,489            3            31,662
Payable for units
  withdrawn..................      112,337       157,010        60,435           --            57,907
                               -----------   -----------    ----------       ------       -----------
       Total liabilities.....      114,841       174,839        66,924            3            89,569
                               -----------   -----------    ----------       ------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $20,639,707   155,211,371    49,668,538       46,006       248,780,533
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        30,625            --           --             5,532
   Genworth Life and
     Annuity (note 4d).......           --            --            --           --                --
                               -----------   -----------    ----------       ------       -----------
       Net assets............  $20,639,707   155,241,996    49,668,538       46,006       248,786,065
                               ===========   ===========    ==========       ======       ===========
Investments in
  securities, at cost........  $18,978,085   150,074,992    42,872,451       32,265       206,553,081
                               ===========   ===========    ==========       ======       ===========
Shares outstanding...........    1,142,872     4,332,780     1,404,162        1,323         7,266,442
                               ===========   ===========    ==========       ======       ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  Fidelity(R) Variable           Franklin Templeton
                                 Insurance Products Fund         Variable Insurance
                                       (continued)                 Products Trust
                              ----------------------------- -----------------------------
                                                                              Franklin
                                                               Franklin      Large Cap
                                               VIP Value        Income         Growth
                              VIP Overseas    Strategies      Securities     Securities
                              Portfolio --   Portfolio --      Fund --        Fund --
                              Initial Class Service Class 2 Class 2 Shares Class 2 Shares
                              ------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $89,413,507     4,229,466     406,682,785     1,099,278
Dividend receivable..........           --            --              --            --
Receivable from
  affiliate (note 4b)........           36            --              10            --
Receivable for units sold....           --        32,716       1,949,207        39,935
                               -----------     ---------     -----------     ---------
       Total assets..........   89,413,543     4,262,182     408,632,002     1,139,213
                               -----------     ---------     -----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       10,197           551          66,927           170
Payable for units
  withdrawn..................       65,184            --              --            --
                               -----------     ---------     -----------     ---------
       Total liabilities.....       75,381           551          66,927           170
                               -----------     ---------     -----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $89,338,162     4,261,631     403,944,470     1,098,773
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --            --       4,620,605        40,270
   Genworth Life and
     Annuity (note 4d).......           --            --              --            --
                               -----------     ---------     -----------     ---------
       Net assets............  $89,338,162     4,261,631     408,565,075     1,139,043
                               ===========     =========     ===========     =========
Investments in
  securities, at cost........  $60,993,592     3,970,680     380,965,960     1,046,885
                               ===========     =========     ===========     =========
Shares outstanding...........    3,730,226       313,759      23,426,428        66,744
                               ===========     =========     ===========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          Franklin Templeton Variable Insurance Products Trust (continued)
                              -----------------------------------------------------------------------------------------
                                               Templeton      Templeton      Templeton      Templeton      Templeton
                              Mutual Shares     Foreign        Foreign      Global Asset  Global Income      Growth
                                Securities     Securities     Securities     Allocation     Securities     Securities
                                 Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 2 Shares Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                              -------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $27,850,615     20,921,195     1,823,833       185,244       8,155,506      7,965,551
Dividend receivable..........           --             --            --            --              --             --
Receivable from
  affiliate (note 4b)........            2             --            --            --              --             --
Receivable for units sold....      148,447             --        61,837            15              --         55,435
                               -----------     ----------     ---------       -------       ---------      ---------
       Total assets..........   27,999,064     20,921,195     1,885,670       185,259       8,155,506      8,020,986
                               -----------     ----------     ---------       -------       ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        3,930          2,574           276            23             924          1,013
Payable for units
  withdrawn..................           --          8,823            --            --           1,845             --
                               -----------     ----------     ---------       -------       ---------      ---------
       Total liabilities.....        3,930         11,397           276            23           2,769          1,013
                               -----------     ----------     ---------       -------       ---------      ---------
Net assets attributable
  to:
Variable deferred
  annuity contract
  owners in the
  accumulation period........  $27,764,219     20,909,798     1,822,751       185,236       8,152,737      8,019,973
Variable deferred
  annuity contract
  owners in the
  annuitization period.......      230,915             --        62,643            --              --             --
Genworth Life and
  Annuity (note 4d)..........           --             --            --            --              --             --
                               -----------     ----------     ---------       -------       ---------      ---------
       Net assets............  $27,995,134     20,909,798     1,885,394       185,236       8,152,737      8,019,973
                               ===========     ==========     =========       =======       =========      =========
Investments in
  securities, at cost........  $26,270,715     17,441,755     1,704,636       173,630       7,581,859      7,485,217
                               ===========     ==========     =========       =======       =========      =========
Shares outstanding...........    1,360,558      1,101,695        97,427         8,517         518,468        500,035
                               ===========     ==========     =========       =======       =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                          GE Investments Funds, Inc.
                              --------------------------------------------------
                                           International   Mid-Cap      Money
                              Income Fund   Equity Fund  Equity Fund Market Fund
                              ------------ ------------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):.... $115,669,738  64,910,898   184,341,858 249,327,656
Dividend receivable..........           --          --            --   1,034,463
Receivable from
  affiliate (note 4b)........           75          --            --          48
Receivable for units sold....           --          --            --     641,884
                              ------------  ----------   ----------- -----------
       Total assets..........  115,669,813  64,910,898   184,341,858 251,004,051
                              ------------  ----------   ----------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       15,260       4,894        23,199      31,767
Payable for units
  withdrawn..................      135,287      10,645       108,219          --
                              ------------  ----------   ----------- -----------
       Total liabilities.....      150,547      15,539       131,418      31,767
                              ------------  ----------   ----------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $114,986,724  40,686,986   184,177,776 250,834,919
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      532,542          --        32,664     137,365
   Genworth Life and
     Annuity (note 4d).......           --  24,208,373            --          --
                              ------------  ----------   ----------- -----------
       Net assets............ $115,519,266  64,895,359   184,210,440 250,972,284
                              ============  ==========   =========== ===========
Investments in
  securities, at cost........ $122,382,018  54,686,560   175,118,125 249,327,657
                              ============  ==========   =========== ===========
Shares outstanding...........    9,802,520   4,610,149    10,134,242 249,327,656
                              ============  ==========   =========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                         GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------
                                Premier                                       Total Return
                                Growth    Real Estate S&P 500(R)   Small-Cap    Fund --
                                Equity    Securities    Index       Equity      Class 1
                                 Fund        Fund        Fund        Fund        Shares
                              ----------- ----------- ----------- ----------- -------------
Assets
Investments at fair
  market value (note 2b):.... $92,261,587 165,935,309 428,965,613 117,143,380 1,342,374,765
Dividend receivable..........          --          --          --          --            --
Receivable from
  affiliate (note 4b)........          --          20         115           4            --
Receivable for units sold....          --          --          --          --       395,015
                              ----------- ----------- ----------- ----------- -------------
       Total assets..........  92,261,587 165,935,329 428,965,728 117,143,384 1,342,769,780
                              ----------- ----------- ----------- ----------- -------------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....      11,655      20,197      52,896      15,013       193,330
Payable for units
  withdrawn..................      61,237      70,746      80,209      12,620            --
                              ----------- ----------- ----------- ----------- -------------
       Total liabilities.....      72,892      90,943     133,105      27,633       193,330
                              ----------- ----------- ----------- ----------- -------------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $91,958,776 165,844,386 428,808,245 117,115,751 1,342,570,954
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     229,919          --      24,378          --         5,496
   Genworth Life and
     Annuity (note 4d).......          --          --          --          --            --
                              ----------- ----------- ----------- ----------- -------------
       Net assets............ $92,188,695 165,844,386 428,832,623 117,115,751 1,342,576,450
                              =========== =========== =========== =========== =============
Investments in
  securities, at cost........ $77,097,196 154,700,958 351,646,951 111,563,658 1,224,152,989
                              =========== =========== =========== =========== =============
Shares outstanding...........   1,122,814   7,721,513  16,460,691   8,140,610    75,883,254
                              =========== =========== =========== =========== =============

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                     Goldman Sachs Variable
                              GE Investments Funds, Inc. (continued)    Insurance Trust
                              -------------------------------------- ----------------------
                                                                      Goldman     Goldman
                              Total Return                             Sachs       Sachs
                                Fund --                    Value     Growth and   Mid Cap
                                Class 3     U.S. Equity    Equity      Income      Value
                                 Shares        Fund         Fund        Fund       Fund
                              ------------  -----------  ----------  ---------- -----------
Assets
Investments at fair
  market value (note 2b):.... $362,312,384  92,406,075   36,354,381  41,497,117 190,498,085
Dividend receivable..........           --          --           --          --          --
Receivable from
  affiliate (note 4b)........           --          25            1          --          --
Receivable for units sold....    3,663,339          --           --          --          --
                              ------------  ----------   ----------  ---------- -----------
       Total assets..........  365,975,723  92,406,100   36,354,382  41,497,117 190,498,085
                              ------------  ----------   ----------  ---------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       62,671      11,751        4,687       5,097      23,309
Payable for units
  withdrawn..................           --      45,394       50,926      14,942      26,481
                              ------------  ----------   ----------  ---------- -----------
       Total liabilities.....       62,671      57,145       55,613      20,039      49,790
                              ------------  ----------   ----------  ---------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $358,411,773  92,207,105   36,298,769  41,477,078 190,448,295
   Variable deferred
     annuity contract
     owners in the
     annuitization period....    7,501,279     141,850           --          --          --
   Genworth Life and
     Annuity (note 4d).......           --          --           --          --          --
                              ------------  ----------   ----------  ---------- -----------
       Net assets............ $365,913,052  92,348,955   36,298,769  41,477,078 190,448,295
                              ============  ==========   ==========  ========== ===========
Investments in
  securities, at cost........ $353,042,993  76,679,573   30,885,726  35,355,265 172,974,098
                              ============  ==========   ==========  ========== ===========
Shares outstanding...........   20,481,198   2,368,172    3,397,606   2,983,258  11,839,533
                              ============  ==========   ==========  ========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets
Investments at fair
  market value (note 2b):.... $325,339     121,094     203,706   34,310     15,364
Dividend receivable..........       --          --          --       --         --
Receivable from
  affiliate (note 4b)........       --           1           1       --         --
Receivable for units sold....       28          12          18        3          1
                              --------     -------     -------   ------     ------
       Total assets..........  325,367     121,107     203,725   34,313     15,365
                              --------     -------     -------   ------     ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       42          19          29        4          2
Payable for units
  withdrawn..................       --          --          --       --         --
                              --------     -------     -------   ------     ------
       Total liabilities.....       42          19          29        4          2
                              --------     -------     -------   ------     ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $325,325     121,088     203,696   34,309     15,363
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --          --          --       --         --
   Genworth Life and
     Annuity (note 4d).......       --          --          --       --         --
                              --------     -------     -------   ------     ------
       Net assets............ $325,325     121,088     203,696   34,309     15,363
                              ========     =======     =======   ======     ======
Investments in
  securities, at cost........ $323,914     103,704     189,762   33,561     14,817
                              ========     =======     =======   ======     ======
Shares outstanding...........   27,455       8,215       6,455    1,925        979
                              ========     =======     =======   ======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Janus Aspen Series
                              --------------------------------------------------------------------
                                                          Fundamental
                                Balanced      Balanced      Equity     Flexible Bond     Forty
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --
                              Institutional   Service    Institutional Institutional Institutional
                                 Shares        Shares       Shares        Shares        Shares
                              ------------- ------------ ------------- ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $239,298,091  146,334,690     13,427      33,292,989    107,025,897
Dividend receivable..........           --           --         --              --             --
Receivable from
  affiliate (note 4b)........           22           --         --               5             --
Receivable for units sold....           --           --         --              --             --
                              ------------  -----------     ------      ----------    -----------
       Total assets..........  239,298,113  146,334,690     13,427      33,292,994    107,025,897
                              ------------  -----------     ------      ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       28,498       20,097          1           3,971         13,088
Payable for units
  withdrawn..................      189,417       64,442         --          11,636        187,014
                              ------------  -----------     ------      ----------    -----------
       Total liabilities.....      217,915       84,539          1          15,607        200,102
                              ------------  -----------     ------      ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $239,071,745  146,142,113     13,426      33,277,387    106,560,815
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        8,453      108,038         --              --        264,980
   Genworth Life and
     Annuity (note 4d).......           --           --         --              --             --
                              ------------  -----------     ------      ----------    -----------
       Net assets............ $239,080,198  146,250,151     13,426      33,277,387    106,825,795
                              ============  ===========     ======      ==========    ===========
Investments in
  securities, at cost........ $203,060,999  124,860,685     10,886      35,766,140     87,890,294
                              ============  ===========     ======      ==========    ===========
Shares outstanding...........    8,580,068    5,075,778        574       2,962,010      3,548,604
                              ============  ===========     ======      ==========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Janus Aspen Series (continued)
                              ------------------------------------------------------------------
                                           Global Life     Global    International International
                                 Forty       Sciences    Technology     Growth        Growth
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Service      Service      Service    Institutional    Service
                                 Shares       Shares       Shares       Shares        Shares
                              ------------ ------------ ------------ ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $36,786,599   12,891,731   11,204,318   169,260,477   32,142,351
Dividend receivable..........          --           --           --            --           --
Receivable from
  affiliate (note 4b)........          17           --           10            20           12
Receivable for units sold....      71,976           --           --         7,606          194
                              -----------   ----------   ----------   -----------   ----------
       Total assets..........  36,858,592   12,891,731   11,204,328   169,268,103   32,142,557
                              -----------   ----------   ----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       5,149        1,605        1,381        20,233        4,092
Payable for units
  withdrawn..................          --          759       14,424            --           --
                              -----------   ----------   ----------   -----------   ----------
       Total liabilities.....       5,149        2,364       15,805        20,233        4,092
                              -----------   ----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $36,587,172   12,889,367   11,181,807   169,146,499   32,138,465
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     266,271           --        6,716       101,371           --
   Genworth Life and
     Annuity (note 4d).......          --           --           --            --           --
                              -----------   ----------   ----------   -----------   ----------
       Net assets............ $36,853,443   12,889,367   11,188,523   169,247,870   32,138,465
                              ===========   ==========   ==========   ===========   ==========
Investments in
  securities, at cost........ $29,854,359   11,477,743    9,967,547   105,698,585   14,766,101
                              ===========   ==========   ==========   ===========   ==========
Shares outstanding...........   1,229,910    1,371,461    2,623,962     3,305,223      635,099
                              ===========   ==========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                       Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------
                                Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                                 Growth        Growth       Growth        Growth       Growth        Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Institutional   Service    Institutional   Service    Institutional   Service
                                 Shares        Shares       Shares        Shares       Shares        Shares
                              ------------- ------------ ------------- ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2b):.... $134,516,134   13,377,557   106,878,590   13,881,499   164,716,109   17,576,443
Dividend receivable..........           --           --            --           --            --           --
Receivable from
  affiliate (note 4b)........           --           --            55           --            --           --
Receivable for units sold....           --           --            --           --            --           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total assets..........  134,516,134   13,377,557   106,878,645   13,881,499   164,716,109   17,576,443
                              ------------   ----------   -----------   ----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       15,902        1,739        12,757        1,804        19,262        2,268
Payable for units
  withdrawn..................       66,003       11,725        84,950        2,106       215,538       63,610
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total liabilities.....       81,905       13,464        97,707        3,910       234,800       65,878
                              ------------   ----------   -----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $134,376,138   13,364,093   106,429,840   13,877,589   164,311,270   17,510,565
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       58,091           --       351,098           --       170,039           --
   Genworth Life and
     Annuity (note 4d).......           --           --            --           --            --           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Net assets............ $134,434,229   13,364,093   106,780,938   13,877,589   164,481,309   17,510,565
                              ============   ==========   ===========   ==========   ===========   ==========
Investments in
  securities, at cost........ $125,962,143   11,640,326    96,541,053   10,346,022   155,651,579   14,435,841
                              ============   ==========   ===========   ==========   ===========   ==========
Shares outstanding...........    5,818,172      585,707     3,241,692      431,236     5,072,871      545,683
                              ============   ==========   ===========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                           JPMorgan Insurance Trust
                              -----------------------------------------------------------------------------------
                                                       JPMorgan
                                           JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                               JPMorgan    Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                               Insurance     Trust    Diversified    Trust       Trust       Trust       Trust
                              Trust Core  Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                                 Bond       Equity      Growth       Index       Bond       Mid Cap     Growth
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- ----------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):.... $1,514,550     4,390       4,308      13,329     1,436,349     9,657       4,256
Dividend receivable..........         --        --          --          --            --        --          --
Receivable from
  affiliate (note 4b)........         --        --          --          --             1        --          --
Receivable for units sold....     66,627        --          --           1        66,657        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Total assets..........  1,581,177     4,390       4,308      13,330     1,503,007     9,657       4,256
                              ----------     -----       -----      ------     ---------     -----       -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        237         1           1           2           228         2           1
Payable for units
  withdrawn..................         --        --          --          --            --        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Total liabilities.....        237         1           1           2           228         2           1
                              ----------     -----       -----      ------     ---------     -----       -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $1,513,823     4,389       4,307      13,328     1,435,662     9,655       4,255
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     67,117        --          --          --        67,117        --          --
   Genworth Life and
     Annuity (note 4d).......         --        --          --          --            --        --          --
                              ----------     -----       -----      ------     ---------     -----       -----
       Net assets............ $1,580,940     4,389       4,307      13,328     1,502,779     9,655       4,255
                              ==========     =====       =====      ======     =========     =====       =====
Investments in
  securities, at cost........ $1,498,047     3,971       3,945      13,097     1,421,734     9,333       3,961
                              ==========     =====       =====      ======     =========     =====       =====
Shares outstanding...........    134,150       249         203       1,072       128,245       511         290
                              ==========     =====       =====      ======     =========     =====       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                                                    Legg Mason
                                                                                                     Partners
                                                                                                     Variable
                                        Legg Mason Partners Variable Portfolios I, Inc.            Portfolios II
                              -------------------------------------------------------------------- -------------
                                                          Legg Mason                                Legg Mason
                               Legg Mason   Legg Mason     Partners     Legg Mason    Legg Mason     Partners
                                Partners     Partners      Variable      Partners      Partners      Variable
                                Variable     Variable      Strategic     Variable      Variable     Aggressive
                                All Cap      Investors       Bond      Total Return  Total Return     Growth
                              Portfolio -- Portfolio  -- Portfolio  -- Portfolio  -- Portfolio  -- Portfolio  --
                                Class II      Class I       Class I       Class I      Class II      Class II
                              ------------ ------------- ------------- ------------- ------------- -------------
Assets
Investments at fair
  market value (note 2b):.... $18,794,302   39,291,306    34,942,168    13,041,458    10,918,218    11,457,233
Dividend receivable..........          --           --            --            --            --            --
Receivable from
  affiliate (note 4b)........           4            1            --            --            --             3
Receivable for units sold....      27,130           --            --           997         1,472            --
                              -----------   ----------    ----------    ----------    ----------    ----------
       Total assets..........  18,821,436   39,291,307    34,942,168    13,042,455    10,919,690    11,457,236
                              -----------   ----------    ----------    ----------    ----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,507        4,761         4,262         1,626         1,853         1,550
Payable for units
  withdrawn..................          --       33,511        13,699            --            --           649
                              -----------   ----------    ----------    ----------    ----------    ----------
       Total liabilities.....       2,507       38,272        17,961         1,626         1,853         2,199
                              -----------   ----------    ----------    ----------    ----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $18,818,929   39,195,421    34,924,207    13,040,829    10,839,457    11,455,037
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --       57,614            --            --        78,380            --
   Genworth Life and
     Annuity (note 4d).......          --           --            --            --            --            --
                              -----------   ----------    ----------    ----------    ----------    ----------
       Net assets............ $18,818,929   39,253,035    34,924,207    13,040,829    10,917,837    11,455,037
                              ===========   ==========    ==========    ==========    ==========    ==========
Investments in
  securities, at cost........ $16,298,903   30,707,136    36,831,511    11,426,973    10,547,458     9,897,046
                              ===========   ==========    ==========    ==========    ==========    ==========
Shares outstanding...........     961,345    2,374,097     3,412,321     1,062,008       877,670       448,249
                              ===========   ==========    ==========    ==========    ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                             MFS(R) Variable Insurance Trust
                              ---------------------------------------------------------------------------------------------
                              MFS(R) Investors                   MFS(R) New  MFS(R) Strategic MFS(R) Total
                                Growth Stock   MFS(R) Investors  Discovery        Income         Return    MFS(R) Utilities
                                 Series --     Trust Series --   Series  --     Series --      Series --      Series --
                                  Service          Service        Service        Service        Service        Service
                                Class Shares     Class Shares   Class Shares   Class Shares   Class Shares   Class Shares
                              ---------------- ---------------- ------------ ---------------- ------------ ----------------
Assets
Investments at fair
  market value (note 2b):....   $25,137,743       21,693,168     37,408,302       47,588       54,868,861     58,879,124
Dividend receivable..........            --               --             --           --               --             --
Receivable from
  affiliate (note 4b)........            --               20              1           --                4             --
Receivable for units sold....            --               --             --            4            9,328         12,364
                                -----------       ----------     ----------       ------       ----------     ----------
       Total assets..........    25,137,743       21,693,188     37,408,303       47,592       54,878,193     58,891,488
                                -----------       ----------     ----------       ------       ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,245            2,787          4,800            6            8,904          7,558
Payable for units
  withdrawn..................        18,811           87,426         61,219           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Total liabilities.....        22,056           90,213         66,019            6            8,904          7,558
                                -----------       ----------     ----------       ------       ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $25,110,256       21,602,975     37,338,861       47,586       54,583,786     58,883,930
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         5,431               --          3,423           --          285,503             --
   Genworth Life and
     Annuity (note 4d).......            --               --             --           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Net assets............   $25,115,687       21,602,975     37,342,284       47,586       54,869,289     58,883,930
                                ===========       ==========     ==========       ======       ==========     ==========
Investments in
  securities, at cost........   $21,371,325       16,463,344     30,305,123       46,449       51,778,302     41,785,686
                                ===========       ==========     ==========       ======       ==========     ==========
Shares outstanding...........     2,410,138        1,005,710      2,181,242        4,515        2,532,019      2,029,615
                                ===========       ==========     ==========       ======       ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                      Old Mutual Insurance Series Fund           Oppenheimer Variable Account Funds
                              ------------------------------------------------ ---------------------------------------
                                                                                             Oppenheimer
                                         Old Mutual              Oppenheimer   Oppenheimer     Capital
                              Old Mutual Large Cap  Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II    Growth    Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ---------- ---------- ----------- -------------- ------------ -------------- -----------
Assets
Investments at fair
  market value (note 2b):.... $7,242,286 10,222,045 62,401,106    43,428,296   113,657,051    15,757,275   58,005,439
Dividend receivable..........         --         --         --            --            --            --           --
Receivable from
  affiliate (note 4b)........          3          4          5            --            42            --           --
Receivable for units sold....         --         --         --        60,278            --       129,171           --
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Total assets..........  7,242,289 10,222,049 62,401,111    43,488,574   113,657,093    15,886,446   58,005,439
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        835      1,169      7,236         6,811        13,328         2,032        6,901
Payable for units
  withdrawn..................     27,205     48,900      4,449            --        39,265            --       18,499
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Total liabilities.....     28,040     50,069     11,685         6,811        52,593         2,032       25,400
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $7,145,238 10,171,980 62,389,426    43,272,988   113,447,871    15,862,042   57,980,039
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     69,011         --         --       208,775       156,629        22,372           --
   Genworth Life and
     Annuity (note 4d).......         --         --         --            --            --            --           --
                              ---------- ---------- ----------    ----------   -----------    ----------   ----------
       Net assets............ $7,214,249 10,171,980 62,389,426    43,481,763   113,604,500    15,884,414   57,980,039
                              ========== ========== ==========    ==========   ===========    ==========   ==========
Investments in
  securities, at cost........ $6,145,861  9,025,312 55,487,062    40,767,881    96,349,358    13,920,339   57,741,596
                              ========== ========== ==========    ==========   ===========    ==========   ==========
Shares outstanding...........    578,920    521,001  3,527,479     2,471,730     2,743,351       383,482    5,197,620
                              ========== ========== ==========    ==========   ===========    ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------------
                               Oppenheimer                               Oppenheimer
                                  Global                  Oppenheimer    Main Street                Oppenheimer
                                Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer  MidCap Fund/
                                Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap        VA --
                              Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                              -------------- ----------- -------------- -------------- ----------- --------------
Assets
Investments at fair
  market value (note 2b):....  $128,880,565  58,698,075    81,340,930     41,822,964   75,326,299    6,058,178
Dividend receivable..........            --          --            --             --           --           --
Receivable from
  affiliate (note 4b)........            18          12             1             --            7            1
Receivable for units sold....        26,849          --       158,866         54,605           --           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total assets..........   128,907,432  58,698,087    81,499,797     41,877,569   75,326,306    6,058,179
                               ------------  ----------    ----------     ----------   ----------    ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        16,468       6,771        11,266          5,493        8,552          772
Payable for units
  withdrawn..................            --      80,116            --             --       38,524        5,901
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total liabilities.....        16,468      86,887        11,266          5,493       47,076        6,673
                               ------------  ----------    ----------     ----------   ----------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $128,887,549  58,605,799    80,968,973     41,872,076   75,232,157    6,051,506
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         3,415       5,401       519,558             --       47,073           --
   Genworth Life and
     Annuity (note 4d).......            --          --            --             --           --           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Net assets............  $128,890,964  58,611,200    81,488,531     41,872,076   75,279,230    6,051,506
                               ============  ==========    ==========     ==========   ==========    =========
Investments in
  securities, at cost........  $ 98,616,240  58,214,788    66,583,088     36,328,949   67,966,141    5,250,659
                               ============  ==========    ==========     ==========   ==========    =========
Shares outstanding...........     3,531,942   6,865,272     3,309,232      2,203,528    1,481,343      120,705
                               ============  ==========    ==========     ==========   ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $6,945,386    9,695,406     104,984,563     62,873,814      20,711,062    320,748,270
Dividend receivable..........          --       27,982         615,027        224,285          91,966      1,267,575
Receivable from
  affiliate (note 4b)........          --            1              --             12               6            126
Receivable for units sold....       1,881           --          53,723             --           5,558             --
                               ----------    ---------     -----------     ----------      ----------    -----------
       Total assets..........   6,947,267    9,723,389     105,653,313     63,098,111      20,808,592    322,015,971
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         914        1,248          14,048          8,533           3,300         43,262
Payable for units
  withdrawn..................          --        5,413              --        146,548              --        244,341
                               ----------    ---------     -----------     ----------      ----------    -----------
       Total liabilities.....         914        6,661          14,048        155,081           3,300        287,603
                               ----------    ---------     -----------     ----------      ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $6,946,353    9,716,728     105,406,282     62,730,013      20,805,292    320,661,224
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --         232,983        213,017              --      1,067,144
   Genworth Life and
     Annuity (note 4d).......          --           --              --             --              --             --
                               ----------    ---------     -----------     ----------      ----------    -----------
       Net assets............  $6,946,353    9,716,728     105,639,265     62,943,030      20,805,292    321,728,368
                               ==========    =========     ===========     ==========      ==========    ===========
Investments in
  securities, at cost........  $7,051,464    9,740,058     101,805,683     65,840,478      20,728,482    326,104,463
                               ==========    =========     ===========     ==========      ==========    ===========
Shares outstanding...........     594,639      959,941      12,588,077      6,028,170       2,058,754     31,694,493
                               ==========    =========     ===========     ==========      ==========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                        The Prudential Series Fund
                              -------------------------------------------------------------------------------
                                                                                                SP William
                                                                               SP Prudential       Blair
                                 Jennison                         Natural      U.S. Emerging   International
                                20/20 Focus      Jennison        Resources        Growth          Growth
                               Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                              Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares
                              --------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $36,208,512      3,327,442      15,146,841        20,016          172,863
Dividend receivable..........            --             --              --            --               --
Receivable from
  affiliate (note 4b)........             2             --              --            --               --
Receivable for units sold....       106,139            648          15,336             2               15
                                -----------      ---------      ----------        ------          -------
       Total assets..........    36,314,653      3,328,090      15,162,177        20,018          172,878
                                -----------      ---------      ----------        ------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         5,431            464           1,946             3               22
Payable for units
  withdrawn..................            --             --              --            --               --
                                -----------      ---------      ----------        ------          -------
       Total liabilities.....         5,431            464           1,946             3               22
                                -----------      ---------      ----------        ------          -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $35,829,935      3,327,626      15,160,231        20,015          172,856
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       479,287             --              --            --               --
   Genworth Life and
     Annuity (note 4d).......            --             --              --            --               --
                                -----------      ---------      ----------        ------          -------
       Net assets............   $36,309,222      3,327,626      15,160,231        20,015          172,856
                                ===========      =========      ==========        ======          =======
Investments in
  securities, at cost........   $33,665,677      3,082,626      14,684,621        17,528          145,676
                                ===========      =========      ==========        ======          =======
Shares outstanding...........     2,290,228        160,204         332,532         2,569           21,158
                                ===========      =========      ==========        ======          =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                  Rydex                Van Kampen
                              Variable Trust      Life Investment Trust
                              -------------- -------------------------------
                                                                Strategic
                                                Comstock         Growth
                                              Portfolio --    Portfolio --
                                 OTC Fund    Class II Shares Class II Shares
                              -------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $10,105,214     111,409,873     11,105,229
Dividend receivable..........           --              --             --
Receivable from
  affiliate (note 4b)........           --              --             --
Receivable for units sold....       13,975              --          7,119
                               -----------     -----------     ----------
       Total assets..........   10,119,189     111,409,873     11,112,348
                               -----------     -----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        1,295          14,731          1,416
Payable for units
  withdrawn..................           --          63,766             --
                               -----------     -----------     ----------
       Total liabilities.....        1,295          78,497          1,416
                               -----------     -----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $10,117,894     111,221,453     11,110,932
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --         109,923             --
   Genworth Life and
     Annuity (note 4d).......           --              --             --
                               -----------     -----------     ----------
       Net assets............  $10,117,894     111,331,376     11,110,932
                               ===========     ===========     ==========
Investments in
  securities, at cost........  $ 8,952,994      98,455,799      9,528,025
                               ===========     ===========     ==========
Shares outstanding...........      656,609       7,578,903        389,111
                               ===========     ===========     ==========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                               AIM Variable Insurance Funds
                                             ----------------------------------------------------------------
                                                                 AIM V.I.        AIM V.I.
                                                                  Capital         Capital        AIM V.I.
                                              AIM V.I. Basic   Appreciation     Development     Core Equity
                             Consolidated     Value Fund --       Fund --         Fund --         Fund --
                                 Total       Series II shares Series I shares Series I shares Series I shares
                           ----------------- ---------------- --------------- --------------- ---------------
                              Year ended
                           December 31, 2006                   Year ended December 31, 2006
                           ----------------- ----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $  207,561,730        116,329           17,400            19           464,707
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     142,517,223        459,072          500,012           111           456,733
                            --------------      ---------        ---------         -----         ---------
Net investment income
  (expense)...............      65,044,507       (342,743)        (482,612)          (92)            7,974
                            --------------      ---------        ---------         -----         ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     344,423,581      1,137,259        2,828,812           454         2,814,480
   Change in unrealized
     appreciation
     (depreciation).......     323,980,248      1,026,673         (906,549)        1,322           844,780
   Capital gain
     distributions........     280,757,602      1,187,165               --           283                --
                            --------------      ---------        ---------         -----         ---------
Net realized and
  unrealized gain (loss)
  on investments..........     949,161,431      3,351,097        1,922,263         2,059         3,659,260
                            --------------      ---------        ---------         -----         ---------
Increase (decrease) in
  net assets from
  operations..............  $1,014,205,938      3,008,354        1,439,651         1,967         3,667,234
                            ==============      =========        =========         =====         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         AIM Variable Insurance Funds (continued)
                           -------------------------------------------------------------------
                               AIM V.I.          AIM V.I.          AIM V.I.        AIM V.I.
                             Global Real        Government      International      Large Cap
                            Estate Fund --  Securities Fund --  Growth Fund --     Growth --
                           Series II shares  Series I shares   Series II shares Series I shares
                           ---------------- ------------------ ---------------- ---------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $   649              622             357,436             70
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).         410               60             430,835            209
                               -------             ----           ---------          -----
Net investment income
  (expense)...............         239              562             (73,399)          (139)
                               -------             ----           ---------          -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............         656             (113)          2,233,126           (149)
   Change in unrealized
     appreciation
     (depreciation).......       8,258             (235)          4,247,721          1,953
   Capital gain
     distributions........       1,306               --                  --             --
                               -------             ----           ---------          -----
Net realized and
  unrealized gain (loss)
  on investments..........      10,220             (348)          6,480,847          1,804
                               -------             ----           ---------          -----
Increase (decrease) in
  net assets from
  operations..............     $10,459              214           6,407,448          1,665
                               =======             ====           =========          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    AIM Variable                     The Alger
                             Insurance Funds (continued)           American Fund
                           ------------------------------  ----------------------------
                                                               Alger      Alger American
                              AIM V.I.        AIM V.I.        American        Small
                             Technology       Utilities        Growth     Capitalization
                               Fund --         Fund --      Portfolio --   Portfolio --
                           Series I shares Series I shares Class O Shares Class O Shares
                           --------------- --------------- -------------- --------------
                            Year ended December 31, 2006   Year ended December 31, 2006
                           ------------------------------  ----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............      $ --              275           119,158             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).        75               62         1,368,011      1,119,115
                                ----            -----        ----------     ----------
Net investment income
  (expense)...............       (75)             213        (1,248,853)    (1,119,115)
                                ----            -----        ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............         8              909        (1,094,379)     9,321,406
   Change in unrealized
     appreciation
     (depreciation).......       984              (51)        5,051,289      4,343,621
   Capital gain
     distributions........        --              170                --             --
                                ----            -----        ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments..........       992            1,028         3,956,910     13,665,027
                                ----            -----        ----------     ----------
Increase (decrease) in
  net assets from
  operations..............      $917            1,241         2,708,057     12,545,912
                                ====            =====        ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             AllianceBernstein Variable Products Series Fund, Inc.
                           ----------------------------------------------------------------------------------------
                           AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                Global          Growth and       International       Large Cap         Small Cap
                              Technology          Income             Value            Growth            Growth
                             Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                Class B           Class B           Class B           Class B           Class B
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                         Year ended December 31, 2006
                           ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $     --          2,042,450           697,912                --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       63,640          2,763,490           854,269           526,400          123,555
                               --------         ----------        ----------        ----------         --------
Net investment income
  (expense)...............      (63,640)          (721,040)         (156,357)         (526,400)        (123,555)
                               --------         ----------        ----------        ----------         --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      206,355          8,312,197         3,840,186           902,773          965,326
   Change in unrealized
     appreciation
     (depreciation).......      127,169          8,335,804        10,787,768        (1,277,529)        (293,819)
   Capital gain
     distributions........           --          9,170,461           605,626                --               --
                               --------         ----------        ----------        ----------         --------
Net realized and
  unrealized gain (loss)
  on investments..........      333,524         25,818,462        15,233,580          (374,756)         671,507
                               --------         ----------        ----------        ----------         --------
Increase (decrease) in
  net assets from
  operations..............     $269,884         25,097,422        15,077,223          (901,156)         547,952
                               ========         ==========        ==========        ==========         ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   American Century Variable Portfolios, Inc.
                           ----------------------------------------------------------
                           VP Income &      VP                            VP Inflation
                             Growth    International VP Ultra(R) VP Value  Protection
                             Fund --      Fund --      Fund --   Fund --    Fund --
                             Class I      Class I      Class I   Class I    Class II
                           ----------- ------------- ----------- -------- ------------
                                          Year ended December 31, 2006
                           ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $ 1,325          248          --      3,064     99,708
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     1,931        7,612       1,079      2,112     51,353
                             -------      -------      ------     ------    -------
Net investment income
  (expense)...............      (606)      (7,364)     (1,079)       952     48,355
                             -------      -------      ------     ------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     6,668       18,169        (500)     8,092    (22,687)
   Change in unrealized
     appreciation
     (depreciation).......     9,482      121,801      (1,423)    14,504    (19,319)
   Capital gain
     distributions........        --           --          --      2,143         --
                             -------      -------      ------     ------    -------
Net realized and
  unrealized gain (loss)
  on investments..........    16,150      139,970      (1,923)    24,739    (42,006)
                             -------      -------      ------     ------    -------
Increase (decrease) in
  net assets from
  operations..............   $15,544      132,606      (3,002)    25,691      6,349
                             =======      =======      ======     ======    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           BlackRock Variable Series Funds, Inc.
                           --------------------------------------------------------------------
                                               BlackRock        BlackRock         BlackRock
                              BlackRock          Global         Large Cap           Value
                           Basic Value V.I. Allocation V.I.    Growth V.I.    Opportunities V.I.
                               Fund --          Fund --          Fund --           Fund --
                           Class III Shares Class III Shares Class III Shares  Class III Shares
                           ---------------- ---------------- ---------------- ------------------
                                               Year ended December 31, 2006
                           --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $  348,269        1,606,340           1,542          3,335,415
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       145,887          361,206          42,129            115,233
                              ----------       ----------        --------         ----------
Net investment income
  (expense)...............       202,382        1,245,134         (40,587)         3,220,182
                              ----------       ----------        --------         ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       257,193          307,456        (114,318)        (2,313,804)
   Change in unrealized
     appreciation
     (depreciation).......        57,809       (1,022,155)        107,174         (3,824,951)
   Capital gain
     distributions........     1,134,713        2,434,361              --          3,311,617
                              ----------       ----------        --------         ----------
Net realized and
  unrealized gain (loss)
  on investments..........     1,449,715        1,719,662          (7,144)        (2,827,138)
                              ----------       ----------        --------         ----------
Increase (decrease) in
  net assets from
  operations..............    $1,652,097        2,964,796         (47,731)           393,044
                              ==========       ==========        ========         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Columbia Funds
                            Variable Insurance Trust I                    Dreyfus
                           ----------------------------  -----------------------------------------
                                             Columbia       Dreyfus
                              Columbia       Marsico       Investment     Dreyfus     The Dreyfus
                              Marsico     International  Portfolios --    Variable      Socially
                               Growth     Opportunities      MidCap      Investment   Responsible
                           Fund, Variable Fund, Variable     Stock        Fund --     Growth Fund,
                             Series --      Series --     Portfolio --  Money Market    Inc. --
                              Class A        Class B     Initial Shares  Portfolio   Initial Shares
                           -------------- -------------- -------------- ------------ --------------
                           Year ended December 31, 2006         Year ended December 31, 2006
                           ----------------------------  -----------------------------------------
Investment income and
  expense:                   $       --      1,028,474       1,788         11,235         5,829
   Income -- Ordinary
     dividends............
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      901,408      1,251,228       1,488          4,580        83,394
                             ----------     ----------       -----         ------       -------
Net investment income
  (expense)...............     (901,408)      (222,754)        300          6,655       (77,565)
                             ----------     ----------       -----         ------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    2,095,897      5,732,254        (952)            --       (26,861)
   Change in unrealized
     appreciation
     (depreciation).......      991,434      8,089,434       2,324             --       491,605
   Capital gain
     distributions........           --      1,748,038       3,340             --            --
                             ----------     ----------       -----         ------       -------
Net realized and
  unrealized gain (loss)
  on investments..........    3,087,331     15,569,726       4,712             --       464,744
                             ----------     ----------       -----         ------       -------
Increase (decrease) in
  net assets from
  operations..............   $2,185,923     15,346,972       5,012          6,655       387,179
                             ==========     ==========       =====         ======       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              Eaton Vance
                                      DWS Variable Series II                Variable Trust
                           -------------------------------------------  ----------------------
                                                                                         VT
                             DWS Dreman     DWS Dreman        DWS            VT       Worldwide
                            High Return   Small Mid Cap    Technology   Floating-Rate  Health
                           Equity VIP --   Value VIP --      VIP --        Income     Sciences
                           Class B Shares Class B Shares Class B Shares     Fund        Fund
                           -------------- -------------- -------------- ------------- ---------
                                                                              Year ended
                                   Year ended December 31, 2006            December 31, 2006
                           -------------------------------------------  ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $   734           187             --        2,638,956         --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      1,526           754            130          711,938    186,339
                              -------         -----           ----        ---------   --------
Net investment income
  (expense)...............       (792)         (567)          (130)       1,927,018   (186,339)
                              -------         -----           ----        ---------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      5,013           159           (196)         (50,823)   407,110
   Change in unrealized
     appreciation
     (depreciation).......      4,386         5,998            314         (128,102)  (384,282)
   Capital gain
     distributions........      4,985         2,536             --               --         --
                              -------         -----           ----        ---------   --------
Net realized and
  unrealized gain (loss)
  on investments..........     14,384         8,693            118         (178,925)    22,828
                              -------         -----           ----        ---------   --------
Increase (decrease) in
  net assets from
  operations..............    $13,592         8,126            (12)       1,748,093   (163,511)
                              =======         =====           ====        =========   ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Evergreen
                           Variable
                            Annuity
                             Trust                  Federated Insurance Series
                           --------- -------------------------------------------------------
                                     Federated              Federated   Federated
                           Evergreen  American             High Income High Income Federated
                              VA      Leaders   Federated     Bond        Bond      Kaufmann
                             Omega   Fund II --  Capital   Fund II --  Fund II --  Fund II --
                            Fund --   Primary    Income      Primary     Service    Service
                            Class 2    Shares    Fund II     Shares      Shares      Shares
                           --------- ---------- ---------  ----------- ----------- ----------
                            Year ended December 31, 2006      Year ended December 31, 2006
                           ------------------------------  ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $    --  1,074,126  1,128,658   4,104,136   3,269,211    274,604
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    9,465    682,353    269,450     665,848     635,717    712,334
                            -------  ---------  ---------   ---------   ---------  ---------
Net investment income
  (expense)...............   (9,465)   391,773    859,208   3,438,288   2,633,494   (437,730)
                            -------  ---------  ---------   ---------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   16,572    967,733   (410,088)   (710,749)   (220,548) 2,523,616
   Change in unrealized
     appreciation
     (depreciation).......   30,505   (693,410) 1,996,470   1,237,335   1,048,937  3,156,589
   Capital gain
     distributions........       --  5,770,136         --          --          --    346,487
                            -------  ---------  ---------   ---------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments..........   47,077  6,044,459  1,586,382     526,586     828,389  6,026,692
                            -------  ---------  ---------   ---------   ---------  ---------
Increase (decrease) in
  net assets from
  operations..............  $37,612  6,436,232  2,445,590   3,964,874   3,461,883  5,588,962
                            =======  =========  =========   =========   =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity(R) Variable Insurance Products Fund
                           ----------------------------------------------------------------------
                            VIP Asset    VIP Asset                          VIP           VIP
                           Manager/SM/  Manager/SM/    VIP Balanced    Contrafund(R) Contrafund(R)
                           Portfolio -- Portfolio --   Portfolio --    Portfolio --  Portfolio --
                             Initial      Service         Service         Initial       Service
                              Class       Class 2         Class 2          Class        Class 2
                           ------------ ------------ ----------------- ------------- -------------
                                                        Period from
                                  Year ended             May 1 to              Year ended
                               December 31, 2006     December 31, 2006      December 31, 2006
                           ------------------------  ----------------- --------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $3,794,913     482,597             --         4,934,183     2,126,569
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,671,852     484,526        122,416         5,544,349     3,166,232
                            ----------    --------       --------       -----------   -----------
Net investment income
  (expense)...............   2,123,061      (1,929)      (122,416)         (610,166)   (1,039,663)
                            ----------    --------       --------       -----------   -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     462,617    (578,566)        97,838        35,145,850    16,040,871
   Change in unrealized
     appreciation
     (depreciation).......   4,986,288     885,254        889,425       (27,676,825)  (13,621,400)
   Capital gain
     distributions........          --          --             --        29,573,212    17,672,286
                            ----------    --------       --------       -----------   -----------
Net realized and
  unrealized gain (loss)
  on investments..........   5,448,905     306,688        987,263        37,042,237    20,091,757
                            ----------    --------       --------       -----------   -----------
Increase (decrease) in
  net assets from
  operations..............  $7,571,966     304,759        864,847        36,432,071    19,052,094
                            ==========    ========       ========       ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 Fidelity(R) Variable Insurance Products Fund (continued)
                           --------------------------------------------------------------------
                                 VIP                                       VIP          VIP
                           Dynamic Capital      VIP           VIP        Growth &     Growth &
                            Appreciation   Equity-Income Equity-Income    Income       Income
                            Portfolio --   Portfolio --  Portfolio --  Portfolio -- Portfolio --
                               Service        Initial       Service      Initial      Service
                               Class 2         Class        Class 2       Class       Class 2
                           --------------- ------------- ------------- ------------ ------------
                                               Year ended December 31, 2006
                           --------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ 11,218      16,137,911     6,419,792      721,472      232,200
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      70,210       4,905,951     2,355,158    1,090,410      509,838
                              --------      ----------    ----------    ---------    ---------
Net investment income
  (expense)...............     (58,992)     11,231,960     4,064,634     (368,938)    (277,638)
                              --------      ----------    ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     405,741      14,063,975     5,237,139    2,361,662    1,064,502
   Change in unrealized
     appreciation
     (depreciation).......      19,620      (3,537,103)     (742,658)   3,994,212    1,816,077
   Capital gain
     distributions........     132,567      37,279,688    16,693,893    2,015,877      840,342
                              --------      ----------    ----------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments..........     557,928      47,806,560    21,188,374    8,371,751    3,720,921
                              --------      ----------    ----------    ---------    ---------
Increase (decrease) in
  net assets from
  operations..............    $498,936      59,038,520    25,253,008    8,002,813    3,443,283
                              ========      ==========    ==========    =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Fidelity(R) Variable Insurance Products Fund (continued)
                           ----------------------------------------------------------------
                            VIP Growth                               VIP Mid
                           Opportunities  VIP Growth   VIP Growth      Cap      VIP Mid Cap
                           Portfolio --  Portfolio -- Portfolio -- Portfolio -- Portfolio --
                              Initial      Initial      Service      Initial      Service
                               Class        Class       Class 2       Class       Class 2
                           ------------- ------------ ------------ ------------ ------------
                                             Year ended December 31, 2006
                           ----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $ 176,878       707,271      85,027         560      3,218,277
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     326,715     2,369,820     811,890         317      3,942,101
                             ---------    ----------   ---------      ------    -----------
Net investment income
  (expense)...............    (149,837)   (1,662,549)   (726,863)        243       (723,824)
                             ---------    ----------   ---------      ------    -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     282,662      (387,510)  1,710,965       1,129     21,105,444
   Change in unrealized
     appreciation
     (depreciation).......     529,851    10,817,982   1,395,056      (1,142)   (21,981,672)
   Capital gain
     distributions........          --            --          --       4,226     27,625,293
                             ---------    ----------   ---------      ------    -----------
Net realized and
  unrealized gain (loss)
  on investments..........     812,513    10,430,472   3,106,021       4,213     26,749,065
                             ---------    ----------   ---------      ------    -----------
Increase (decrease) in
  net assets from
  operations..............   $ 662,676     8,767,923   2,379,158       4,456     26,025,241
                             =========    ==========   =========      ======    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Fidelity(R) Variable Insurance Franklin Templeton Variable Insurance
                           Products Fund (continued)               Products Trust
                           -----------------------------  ------------------------------------
                                                                        Franklin
                                                           Franklin    Large Cap      Mutual
                                            VIP Value       Income       Growth       Shares
                           VIP Overseas     Strategies    Securities   Securities   Securities
                           Portfolio --    Portfolio --    Fund --      Fund --      Fund --
                             Initial         Service       Class 2      Class 2      Class 2
                              Class          Class 2        Shares       Shares       Shares
                           ------------    ------------   ----------   ----------   ----------
                                  Year ended
                               December 31, 2006            Year ended December 31, 2006
                           -----------------------------  ------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 1,339,285        73,066       7,965,536      1,054        29,939
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,232,678        54,111       4,266,630      6,442       128,654
                           -----------       -------       ----------    ------     ---------
Net investment income
  (expense)...............     106,607        18,955       3,698,906     (5,388)      (98,715)
                           -----------       -------       ----------    ------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   9,203,685       (48,196)      4,167,799     11,190       226,739
   Change in unrealized
     appreciation
     (depreciation).......   3,807,678        53,785      25,599,850     51,745     1,578,879
   Capital gain
     distributions........          --       460,680         610,960         --        36,634
                           -----------       -------       ----------    ------     ---------
Net realized and
  unrealized gain (loss)
  on investments..........  13,011,363       466,269      30,378,609     62,935     1,842,252
                           -----------       -------       ----------    ------     ---------
Increase (decrease) in
  net assets from
  operations.............. $13,117,970       485,224      34,077,515     57,547     1,743,537
                           ===========       =======       ==========    ======     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Franklin Templeton Variable Insurance Products Trust (continued)
                           -------------------------------------------------------------
                                                    Templeton  Templeton
                           Templeton     Templeton    Global     Global       Templeton
                            Foreign       Foreign     Asset      Income        Growth
                           Securities    Securities Allocation Securities    Securities
                            Fund --       Fund --    Fund --    Fund --        Fund --
                            Class 1       Class 2    Class 2    Class 1        Class 2
                             Shares        Shares     Shares     Shares        Shares
                           ----------    ---------- ---------- ---------- -----------------
                                                                             Period from
                                                                              May 1 to
                                   Year ended December 31, 2006           December 31, 2006
                           --------------------------------------------   -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $  237,801       3,650      2,064    251,292          1,796
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    261,457      10,943        903    111,213         27,111
                           ----------     -------     ------    -------        -------
Net investment income
  (expense)...............    (23,656)     (7,293)     1,161    140,079        (25,315)
                           ----------     -------     ------    -------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    844,285      37,548         61    133,413         48,012
   Change in unrealized
     appreciation
     (depreciation).......  2,421,294     116,370     11,585    627,401        480,334
   Capital gain
     distributions........         --          --      1,838         --          5,001
                           ----------     -------     ------    -------        -------
Net realized and
  unrealized gain (loss)
  on investments..........  3,265,579     153,918     13,484    760,814        533,347
                           ----------     -------     ------    -------        -------
Increase (decrease) in
  net assets from
  operations.............. $3,241,923     146,625     14,645    900,893        508,032
                           ==========     =======     ======    =======        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    GE Investments Funds, Inc.
                           ----------------------------------------------------------------------------
                                        International   Mid-Cap      Money       Premier    Real Estate
                              Income       Equity       Equity       Market   Growth Equity Securities
                               Fund         Fund         Fund         Fund        Fund         Fund
                           -----------  ------------- -----------  ---------- ------------- -----------
                                                   Year ended December 31, 2006
                           ----------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 5,202,732      726,744     2,840,620  11,606,548     382,006    4,262,680
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   1,620,587      553,563     3,034,781   3,904,017   1,492,817    2,138,977
                           -----------   ----------   -----------  ----------  ----------   ----------
Net investment income
  (expense)...............   3,582,145      173,181      (194,161)  7,702,531  (1,110,811)   2,123,703
                           -----------   ----------   -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  (2,370,733)  14,737,971    10,314,190          --   5,071,619    9,668,931
   Change in unrealized
     appreciation
     (depreciation).......   1,756,760   (2,419,324)  (17,746,157)         --   2,721,615    5,158,152
   Capital gain
     distributions........          --           --    20,696,579          --          --   21,942,706
                           -----------   ----------   -----------  ----------  ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments..........    (613,973)  12,318,647    13,264,612          --   7,793,234   36,769,789
                           -----------   ----------   -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets from
  operations.............. $ 2,968,172   12,491,828    13,070,451   7,702,531   6,682,423   38,893,492
                           ===========   ==========   ===========  ==========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               GE Investments Funds, Inc. (continued)
                           ------------------------------------------------------------------------------
                           S&P 500(R)   Small-Cap   Total Return    Total Return       U.S.      Value
                             Index       Equity       Fund --          Fund --        Equity     Equity
                              Fund        Fund     Class 1 Shares  Class 3 Shares      Fund       Fund
                           ----------- ----------  -------------- ----------------- ----------  ---------
                                                                     Period from
                                                                      May 1 to           Year ended
                                Year ended December 31, 2006      December 31, 2006   December 31, 2006
                           -------------------------------------- ----------------- ---------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $ 6,824,741    888,446    23,651,907       6,439,481      1,248,316    614,543
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   6,577,999  1,888,257    20,654,270       2,285,856      1,342,452    539,412
                           ----------- ----------   -----------      ----------     ----------  ---------
Net investment income
  (expense)...............     246,742   (999,811)    2,997,637       4,153,625        (94,136)    75,131
                           ----------- ----------   -----------      ----------     ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  17,448,380  6,594,370    19,746,652       2,254,733      4,142,982  1,344,722
   Change in unrealized
     appreciation
     (depreciation).......  38,335,350 (6,045,745)   91,289,040       9,269,391      7,728,301    965,199
   Capital gain
     distributions........          -- 13,293,810    17,259,181       4,602,348             --  2,784,164
                           ----------- ----------   -----------      ----------     ----------  ---------
Net realized and
  unrealized gain (loss)
  on investments..........  55,783,730 13,842,435   128,294,873      16,126,472     11,871,283  5,094,085
                           ----------- ----------   -----------      ----------     ----------  ---------
Increase (decrease) in
  net assets from
  operations.............. $56,030,472 12,842,624   131,292,510      20,280,097     11,777,147  5,169,216
                           =========== ==========   ===========      ==========     ==========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Goldman Sachs Variable
                              Insurance Trust        J.P. Morgan Series Trust II
                           ---------------------  -------------------------------------
                            Goldman     Goldman
                             Sachs       Sachs
                           Growth and   Mid Cap             International     Mid Cap
                             Income      Value      Bond       Equity          Value
                              Fund       Fund     Portfolio   Portfolio      Portfolio
                           ---------- ----------  --------- -------------    ---------
                             Year ended December 31, 2006   Year ended December 31, 2006
                           -------------------------------  ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $  641,597  5,297,855   11,423         916          2,486
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    513,006  2,914,971    4,298       1,891          2,689
                           ---------- ----------   ------      ------         ------
Net investment income
  (expense)...............    128,591  2,382,884    7,125        (975)          (203)
                           ---------- ----------   ------      ------         ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............  2,728,916 11,451,890   (1,130)      2,358          9,338
   Change in unrealized
     appreciation
     (depreciation).......  2,238,331 (2,950,257)   2,722      14,336         11,040
   Capital gain
     distributions........  1,541,929 15,564,643       --          --          1,714
                           ---------- ----------   ------      ------         ------
Net realized and
  unrealized gain (loss)
  on investments..........  6,509,176 24,066,276    1,592      16,694         22,092
                           ---------- ----------   ------      ------         ------
Increase (decrease) in
  net assets from
  operations.............. $6,637,767 26,449,160    8,717      15,719         21,889
                           ========== ==========   ======      ======         ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            J.P. Morgan Series
                           Trust II (continued)            Janus Aspen Series
                           -------------------  ---------------------------------------
                                                                            Fundamental
                                     U.S. Large   Balanced      Balanced      Equity
                             Small    Cap Core  Portfolio --  Portfolio -- Portfolio --
                            Company    Equity   Institutional   Service    Institutional
                           Portfolio Portfolio     Shares        Shares       Shares
                           --------- ---------- ------------- ------------ -------------
                                Year ended
                            December 31, 2006         Year ended December 31, 2006
                           -------------------  ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $  260       125      5,270,136     2,729,328         20
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     524       241      3,713,194     2,261,617         86
                            ------     -----     ----------    ----------      -----
Net investment income
  (expense)...............    (264)     (116)     1,556,942       467,711        (66)
                            ------     -----     ----------    ----------      -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   4,489     1,400     10,035,929     5,155,265        319
   Change in unrealized
     appreciation
     (depreciation).......      54       457     10,582,280     5,990,279        703
   Capital gain
     distributions........     687        --             --            --         --
                            ------     -----     ----------    ----------      -----
Net realized and
  unrealized gain (loss)
  on investments..........   5,230     1,857     20,618,209    11,145,544      1,022
                            ------     -----     ----------    ----------      -----
Increase (decrease) in
  net assets from
  operations..............  $4,966     1,741     22,175,151    11,613,255        956
                            ======     =====     ==========    ==========      =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Janus Aspen Series (continued)
                           -----------------------------------------------------------------
                                                                    Global Life     Global
                           Flexible Bond     Forty        Forty       Sciences    Technology
                           Portfolio --  Portfolio --  Portfolio -- Portfolio -- Portfolio --
                           Institutional Institutional   Service      Service      Service
                              Shares        Shares        Shares       Shares       Shares
                           ------------- ------------- ------------ ------------ ------------
                                              Year ended December 31, 2006
                           -----------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $ 1,702,568      389,555       44,705           --           --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      533,099    1,714,950      457,450      230,400      178,048
                            -----------   ----------    ---------    ---------     --------
Net investment income
  (expense)...............    1,169,469   (1,325,395)    (412,745)    (230,400)    (178,048)
                            -----------   ----------    ---------    ---------     --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   (1,174,053)   5,779,991    1,590,535    1,809,226      889,964
   Change in unrealized
     appreciation
     (depreciation).......      817,008    3,446,043    1,436,524     (870,780)       1,744
   Capital gain
     distributions........       76,285           --           --           --           --
                            -----------   ----------    ---------    ---------     --------
Net realized and
  unrealized gain (loss)
  on investments..........     (280,760)   9,226,034    3,027,059      938,446      891,708
                            -----------   ----------    ---------    ---------     --------
Increase (decrease) in
  net assets from
  operations..............  $   888,709    7,900,639    2,614,314      708,046      713,660
                            ===========   ==========    =========    =========     ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              Janus Aspen Series (continued)
                           -------------------------------------------------------------------
                           International International   Large Cap    Large Cap      Mid Cap
                              Growth        Growth        Growth        Growth       Growth
                           Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                           Institutional    Service    Institutional   Service    Institutional
                              Shares        Shares        Shares        Shares       Shares
                           ------------- ------------- ------------- ------------ -------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $ 2,774,315      537,312       669,106       36,722            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).    2,104,795      455,753     2,050,571      207,732     1,655,115
                            -----------   ----------    ----------    ---------    ----------
Net investment income
  (expense)...............      669,520       81,559    (1,381,465)    (171,010)   (1,655,115)
                            -----------   ----------    ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   23,654,399    3,077,693       357,622      244,704       964,481
   Change in unrealized
     appreciation
     (depreciation).......   28,009,501    7,601,879    14,208,349    1,114,523    13,363,943
   Capital gain
     distributions........           --           --            --           --            --
                            -----------   ----------    ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments..........   51,663,900   10,679,572    14,565,971    1,359,227    14,328,424
                            -----------   ----------    ----------    ---------    ----------
Increase (decrease) in
  net assets from
  operations..............  $52,333,420   10,761,131    13,184,506    1,188,217    12,673,309
                            ===========   ==========    ==========    =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Janus Aspen Series (continued)      JPMorgan Insurance Trust
                           --------------------------------------- ----------------------
                                                                                 JPMorgan
                             Mid Cap      Worldwide    Worldwide    JPMorgan     Insurance
                              Growth       Growth        Growth     Insurance      Trust
                           Portfolio -- Portfolio --  Portfolio --    Trust     Diversified
                             Service    Institutional   Service     Core Bond     Equity
                              Shares       Shares        Shares    Portfolio 1  Portfolio 1
                           ------------ ------------- ------------ -----------  -----------
                                                                         Period from
                                         Year ended                       May 1 to
                                      December 31, 2006               December 31, 2006
                           --------------------------------------- ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............  $       --    2,834,258      277,153         --          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).     217,261    2,353,915      272,845      6,927          20
                            ----------   ----------    ---------     ------         ---
Net investment income
  (expense)...............    (217,261)     480,343        4,308     (6,927)        (20)
                            ----------   ----------    ---------     ------         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............     736,681   (2,205,245)     378,395      4,301           1
   Change in unrealized
     appreciation
     (depreciation).......     989,182   26,616,988    2,134,764     16,503         419
   Capital gain
     distributions........          --           --           --         --          --
                            ----------   ----------    ---------     ------         ---
Net realized and
  unrealized gain (loss)
  on investments..........   1,725,863   24,411,743    2,513,159     20,804         420
                            ----------   ----------    ---------     ------         ---
Increase (decrease) in
  net assets from
  operations..............  $1,508,602   24,892,086    2,517,467     13,877         400
                            ==========   ==========    =========     ======         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      JPMorgan Insurance Trust (continued)
                           ----------------------------------------------------------
                            JPMorgan
                            Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                              Trust     Insurance   Insurance   Insurance   Insurance
                           Diversified    Trust       Trust       Trust       Trust
                             Mid Cap     Equity    Government   Intrepid    Intrepid
                             Growth       Index       Bond       Mid Cap     Growth
                           Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                           ----------- ----------- ----------- ----------- -----------
                                     Period from May 1 to December 31, 2006
                           ----------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ --          --           --         --          --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      20          18        6,754         24          19
                              ----         ---       ------        ---         ---
Net investment income
  (expense)...............     (20)        (18)      (6,754)       (24)        (19)
                              ----         ---       ------        ---         ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       1          --        4,316          1           1
   Change in unrealized
     appreciation
     (depreciation).......     363         232       14,615        324         295
   Capital gain
     distributions........      --          --           --         --          --
                              ----         ---       ------        ---         ---
Net realized and
  unrealized gain (loss)
  on investments..........     364         232       18,931        325         296
                              ----         ---       ------        ---         ---
Increase (decrease) in
  net assets from
  operations..............    $344         214       12,177        301         277
                              ====         ===       ======        ===         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                          Legg Mason
                                                                                                       Partners Variable
                                         Legg Mason Partners Variable Portfolios I, Inc.                 Portfolios II
                           --------------------------------------------------------------------------- -----------------
                                                                Legg Mason    Legg Mason   Legg Mason     Legg Mason
                              Legg Mason       Legg Mason        Partners      Partners     Partners   Partners Variable
                               Partners     Partners Variable    Variable      Variable     Variable      Aggressive
                             Variable All       Investors     Strategic Bond Total Return Total Return      Growth
                           Cap Portfolio --   Portfolio --     Portfolio --  Portfolio -- Portfolio --   Portfolio --
                               Class II          Class I         Class I       Class I      Class II       Class II
                           ---------------- ----------------- -------------- ------------ ------------ -----------------
                                                                                                          Year ended
                                                  Year ended December 31, 2006                         December 31, 2006
                           --------------------------------------------------------------------------- -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $  236,378          662,993       1,874,582       269,769     187,931               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       282,801          632,753         563,436       208,293     125,704          168,835
                              ----------        ---------       ---------     ---------     -------        ---------
Net investment income
  (expense)...............       (46,423)          30,240       1,311,146        61,476      62,227         (168,835)
                              ----------        ---------       ---------     ---------     -------        ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       731,584        3,438,458        (613,737)      495,984      59,599          547,935
   Change in unrealized
     appreciation
     (depreciation).......     1,284,760        2,151,262         478,711       607,417     398,764          481,755
   Capital gain
     distributions........       605,574          949,703          35,316       235,394     191,539               --
                              ----------        ---------       ---------     ---------     -------        ---------
Net realized and
  unrealized gain (loss)
  on investments..........     2,621,918        6,539,423         (99,710)    1,338,795     649,902        1,029,690
                              ----------        ---------       ---------     ---------     -------        ---------
Increase (decrease) in
  net assets from
  operations..............    $2,575,495        6,569,663       1,211,436     1,400,271     712,129          860,855
                              ==========        =========       =========     =========     =======        =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     MFS(R) Variable Insurance Trust
                           -----------------------------------------------------------------------------------
                               MFS(R)                                      MFS(R)
                              Investors        MFS(R)       MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                               Growth         Investors     Discovery      Income       Return     Utilities
                           Stock Series -- Trust Series --  Series --    Series --    Series --    Series --
                               Service         Service       Service      Service      Service      Service
                            Class Shares    Class Shares   Class Shares Class Shares Class Shares Class Shares
                           --------------- --------------- ------------ ------------ ------------ ------------
                                                      Year ended December 31, 2006
                           -----------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $       --          56,721            --        856        862,849       944,015
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      387,156         336,837       581,546        366        746,363       791,495
                             ----------       ---------     ---------      -----      ---------    ----------
Net investment income
  (expense)...............     (387,156)       (280,116)     (581,546)       490        116,486       152,520
                             ----------       ---------     ---------      -----      ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      667,104         949,911     1,727,357        (55)       131,886     5,150,568
   Change in unrealized
     appreciation
     (depreciation).......    1,095,074       1,564,096     2,052,896      1,117      2,893,280     6,038,058
   Capital gain
     distributions........           --              --       693,054         84        829,403     1,923,936
                             ----------       ---------     ---------      -----      ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments..........    1,762,178       2,514,007     4,473,307      1,146      3,854,569    13,112,562
                             ----------       ---------     ---------      -----      ---------    ----------
Increase (decrease) in
  net assets from
  operations..............   $1,375,022       2,233,891     3,891,761      1,636      3,971,055    13,265,082
                             ==========       =========     =========      =====      =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Old Mutual Insurance
                                Series Fund       Oppenheimer Variable Account Funds
                           --------------------  -----------------------------------
                                                             Oppenheimer
                                      Old Mutual              Balanced   Oppenheimer
                           Old Mutual Large Cap  Oppenheimer Fund/VA --    Capital
                           Growth II    Growth    Balanced     Service   Appreciation
                           Portfolio  Portfolio    Fund/VA     Shares      Fund/VA
                           ---------- ---------- ----------- ----------- ------------
                                Year ended
                             December 31, 2006       Year ended December 31, 2006
                           --------------------  -----------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............ $      --         --   1,908,820     821,708      489,791
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).   118,661    158,545     926,511     683,936    1,764,398
                           ---------   --------   ---------   ---------   ----------
Net investment income
  (expense)...............  (118,661)  (158,545)    982,309     137,772   (1,274,607)
                           ---------   --------   ---------   ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............   464,948    422,269   1,100,489     (25,918)   4,995,838
   Change in unrealized
     appreciation
     (depreciation).......   118,864    201,536     967,889   2,106,542    3,779,772
   Capital gain
     distributions........        --         --   2,776,619   1,288,593           --
                           ---------   --------   ---------   ---------   ----------
Net realized and
  unrealized gain (loss)
  on investments..........   583,812    623,805   4,844,997   3,369,217    8,775,610
                           ---------   --------   ---------   ---------   ----------
Increase (decrease) in
  net assets from
  operations.............. $ 465,151    465,260   5,827,306   3,506,989    7,501,003
                           =========   ========   =========   =========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Oppenheimer Variable Account Funds (continued)
                           -------------------------------------------------------------------
                            Oppenheimer                Oppenheimer
                              Capital                     Global                  Oppenheimer
                            Appreciation  Oppenheimer   Securities   Oppenheimer  Main Street
                             Fund/VA --    Core Bond    Fund/VA --   High Income   Fund/VA --
                           Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares
                           -------------- ----------- -------------- ----------- --------------
                                               Year ended December 31, 2006
                           -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $   27,262    3,501,521     1,085,591    4,932,061      562,791
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      229,992      896,675     1,920,948      884,514    1,017,457
                             ----------    ---------    ----------   ----------    ---------
Net investment income
  (expense)...............     (202,730)   2,604,846      (835,357)   4,047,547     (454,666)
                             ----------    ---------    ----------   ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      624,397     (709,730)    9,168,042   (1,038,263)   3,191,212
   Change in unrealized
     appreciation
     (depreciation).......      462,227      260,222     2,546,591    1,720,366    5,635,651
   Capital gain
     distributions........           --           --     6,724,268           --           --
                             ----------    ---------    ----------   ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments..........    1,086,624     (449,508)   18,438,901      682,103    8,826,863
                             ----------    ---------    ----------   ----------    ---------
Increase (decrease) in
  net assets from
  operations..............   $  883,894    2,155,338    17,603,544    4,729,650    8,372,197
                             ==========    =========    ==========   ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          PIMCO
                              Oppenheimer Variable Account Funds        Variable
                                          (continued)                Insurance Trust
                           ----------------------------------------  ---------------
                            Oppenheimer
                            Main Street                Oppenheimer      All Asset
                             Small Cap    Oppenheimer  MidCap Fund/   Portfolio --
                             Fund/VA --     MidCap        VA --          Advisor
                           Service Shares   Fund/VA   Service Shares  Class Shares
                           -------------- ----------- -------------- ---------------
                                   Year ended                   Year ended
                               December 31, 2006            December 31, 2006
                           -------------------------  -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $   62,158           --           --        454,049
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      604,221    1,180,660      101,378        134,581
                             ----------   ----------     --------        -------
Net investment income
  (expense)...............     (542,063)  (1,180,660)    (101,378)       319,468
                             ----------   ----------     --------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............    2,392,206    3,238,935      324,881        (54,598)
   Change in unrealized
     appreciation
     (depreciation).......    1,287,236     (642,714)    (189,070)       (40,462)
   Capital gain
     distributions........      976,335           --           --         13,040
                             ----------   ----------     --------        -------
Net realized and
  unrealized gain (loss)
  on investments..........    4,655,777    2,596,221      135,811        (82,020)
                             ----------   ----------     --------        -------
Increase (decrease) in
  net assets from
  operations..............   $4,113,714    1,415,561       34,433        237,448
                             ==========   ==========     ========        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            PIMCO Variable Insurance Trust (continued)
                           ---------------------------------------------------------------------------
                            Foreign Bond
                           Portfolio (U.S.                   Long-Term
                               Dollar        High Yield   U.S. Government  Low Duration   Total Return
                             Hedged) --     Portfolio --   Portfolio --    Portfolio --   Portfolio --
                           Administrative  Administrative Administrative  Administrative Administrative
                            Class Shares    Class Shares   Class Shares    Class Shares   Class Shares
                           --------------- -------------- --------------- -------------- --------------
                                                   Year ended December 31, 2006
                           ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............    $ 440,321      6,900,481       3,281,868        791,585      14,705,760
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      164,272      1,595,574         950,278        357,498       4,689,886
                              ---------      ---------      ----------       --------      ----------
Net investment income
  (expense)...............      276,049      5,304,907       2,331,590        434,087      10,015,874
                              ---------      ---------      ----------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       22,680        537,465      (1,094,899)      (109,899)     (2,050,702)
   Change in unrealized
     appreciation
     (depreciation).......     (282,295)     1,283,979      (2,146,989)        38,775      (1,297,454)
   Capital gain
     distributions........       22,389             --         600,825             --              --
                              ---------      ---------      ----------       --------      ----------
Net realized and
  unrealized gain (loss)
  on investments..........     (237,226)     1,821,444      (2,641,063)       (71,124)     (3,348,156)
                              ---------      ---------      ----------       --------      ----------
Increase (decrease) in
  net assets from
  operations..............    $  38,823      7,126,351        (309,473)       362,963       6,667,718
                              =========      =========      ==========       ========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     The Prudential Series Fund
                           ------------------------------------------------------------------------------
                                                                                             SP William
                                                                            SP Prudential       Blair
                           Jennison 20/20                      Natural      U.S. Emerging   International
                                Focus         Jennison        Resources        Growth          Growth
                            Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                           Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares
                           --------------- --------------- --------------- --------------- ---------------
                                                    Year ended December 31, 2006
                           ------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............   $  125,160             --          410,596         5,533             799
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).      295,707         48,641          208,808           635           1,549
                             ----------        -------        ---------        ------          ------
Net investment income
  (expense)...............     (170,547)       (48,641)         201,788         4,898            (750)
                             ----------        -------        ---------        ------          ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      648,006        129,238         (599,495)        8,001           3,987
   Change in unrealized
     appreciation
     (depreciation).......    1,621,599        (40,137)          22,180        (8,744)         20,303
   Capital gain
     distributions........      510,406             --        1,596,883         1,662           1,025
                             ----------        -------        ---------        ------          ------
Net realized and
  unrealized gain (loss)
  on investments..........    2,780,011         89,101        1,019,568           919          25,315
                             ----------        -------        ---------        ------          ------
Increase (decrease) in
  net assets from
  operations..............   $2,609,464         40,460        1,221,356         5,817          24,565
                             ==========        =======        =========        ======          ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            Rydex Variable     Van Kampen Life Investment
                                 Trust                    Trust
                           ----------------- ------------------------------
                                                                Strategic
                                                Comstock         Growth
                                              Portfolio --    Portfolio --
                               OTC Fund      Class II Shares Class II Shares
                           ----------------- --------------- ---------------
                              Year ended               Year ended
                           December 31, 2006        December 31, 2006
                           ----------------- ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............     $      --        2,343,950             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- (note 4a).       167,755        1,544,832        168,025
                               ---------       ----------       --------
Net investment income
  (expense)...............      (167,755)         799,118       (168,025)
                               ---------       ----------       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       343,086        2,807,021        359,618
   Change in unrealized
     appreciation
     (depreciation).......       267,012        5,390,986        (69,257)
   Capital gain
     distributions........            --        4,341,644             --
                               ---------       ----------       --------
Net realized and
  unrealized gain (loss)
  on investments..........       610,098       12,539,651        290,361
                               ---------       ----------       --------
Increase (decrease) in
  net assets from
  operations..............     $ 442,343       13,338,769        122,336
                               =========       ==========       ========


                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                        AIM Variable Insurance Funds
                                                               ----------------------------------------------
                                                                   AIM V.I. Basic         AIM V.I. Capital
                                                                    Value Fund --       Appreciation Fund --
                                     Consolidated Total           Series II shares         Series I shares
                              -------------------------------  ----------------------  ----------------------
                                         Year ended                  Year ended              Year ended
                                        December 31,                December 31,            December 31,
                              -------------------------------  ----------------------  ----------------------
                                    2006            2005          2006        2005        2006        2005
                              ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    65,044,507      31,592,446    (342,743)   (270,889)   (482,612)   (486,988)
   Net realized gain
     (loss) on
     investments.............     344,423,581     165,748,588   1,137,259     538,166   2,828,812     652,552
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     323,980,248     217,292,538   1,026,673     562,301    (906,549)  1,868,313
   Capital gain
     distributions...........     280,757,602      82,340,330   1,187,165     183,038          --          --
                              ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,014,205,938     496,973,902   3,008,354   1,012,616   1,439,651   2,033,877
                              ---------------  --------------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   1,568,465,328     830,909,806   3,579,939   4,694,252     855,193     670,571
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (107,088,376)    (79,201,155)    (91,725)    (30,246)   (140,715)   (183,886)
     Surrenders..............  (1,199,686,346) (1,082,318,919) (2,109,778) (1,394,131) (3,106,299) (2,363,206)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (12,368,133)    (11,354,667)    (63,748)    (56,046)    (54,989)    (51,630)
     Capital
       contribution
       (withdrawal)..........              --      (7,223,709)         --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     189,048,371      84,390,423     503,952     305,498      75,807      62,433
     Transfers (to) from
       other subaccounts.....              --              --  (2,339,675)   (103,313) (2,413,006)   (838,568)
                              ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     438,370,844    (264,798,221)   (521,035)  3,416,014  (4,784,009) (2,704,286)
                              ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................   1,452,576,782     232,175,681   2,487,319   4,428,630  (3,344,358)   (670,409)
Net assets at beginning
  of year....................   8,588,543,201   8,356,367,520  27,325,239  22,896,609  33,564,700  34,235,109
                              ---------------  --------------  ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $10,041,119,983   8,588,543,201  29,812,558  27,325,239  30,220,342  33,564,700
                              ===============  ==============  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     384,291,942     261,063,603     702,838     706,434   1,823,246     580,235
   Units redeemed............    (308,883,956)   (253,549,627)   (718,948)   (440,343) (3,030,349) (1,046,785)
                              ---------------  --------------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      75,407,986       7,513,976     (16,110)    266,091  (1,207,103)   (466,550)
                              ===============  ==============  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                              AIM V.I. Capital        AIM V.I.              AIM V.I. Global
                                Development          Core Equity              Real Estate
                                  Fund --              Fund --                  Fund --
                              Series I shares      Series I shares         Series II shares
                              ---------------  ----------------------  ------------------------
                                                                                    Period from
                                 Year ended          Year ended         Year ended  April 29 to
                                December 31,        December 31,       December 31, December 31,
                              ---------------  ----------------------  ------------ ------------
                                2006    2005      2006        2005         2006         2005
                              -------  ------  ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (92)    (85)      7,974    (223,929)       239         136
   Net realized gain
     (loss) on
     investments.............     454   1,291   2,814,480      49,437        656          --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,322     240     844,780   1,283,068      8,258        (107)
   Capital gain
     distributions...........     283      --          --          --      1,306         109
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         operations..........   1,967   1,446   3,667,234   1,108,576     10,459         138
                              -------  ------  ----------  ----------     ------       -----
From capital
  transactions:
   Net premiums..............   2,338     713     450,716     591,259      4,038          --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --      --    (166,338)   (143,171)        --          --
     Surrenders..............      --      --  (2,544,310) (2,722,205)    (1,813)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --     (46,668)    (47,988)      (157)         --
     Capital
       contribution
       (withdrawal)..........      --      --          --          --         --          --
     Transfers (to) from
       the Guarantee
       Account...............       4    (519)     66,081       8,158     27,419       6,626
     Transfers (to) from
       other subaccounts.....     862   1,703  (1,164,403) (1,767,796)       546         227
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   3,204   1,897  (3,404,922) (4,081,743)    30,033       6,853
                              -------  ------  ----------  ----------     ------       -----
Increase (decrease) in
  net assets.................   5,171   3,343     262,312  (2,973,167)    40,492       6,991
Net assets at beginning
  of year....................  12,327   8,984  29,437,424  32,410,591      6,991          --
                              -------  ------  ----------  ----------     ------       -----
Net assets at end of
  period..................... $17,498  12,327  29,699,736  29,437,424     47,483       6,991
                              =======  ======  ==========  ==========     ======       =====
Changes in units (note
  5):
   Units purchased...........     350   1,491   3,191,702     273,253      2,802         608
   Units redeemed............    (128) (1,289) (4,508,480)   (883,277)      (462)         --
                              -------  ------  ----------  ----------     ------       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     222     202  (1,316,778)   (610,024)     2,340         608
                              =======  ======  ==========  ==========     ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                                  AIM V.I.
                                 Government           AIM V.I.                 AIM V.I.
                                 Securities     International Growth           Large Cap
                                  Fund --              Fund --                 Growth --
                              Series I shares     Series II shares          Series I shares
                              ---------------  ----------------------  ------------------------
                                                                                    Period from
                                 Year ended          Year ended         Year ended  April 29 to
                                December 31,        December 31,       December 31, December 31,
                              ---------------  ----------------------  ------------ ------------
                                2006    2005      2006        2005         2006         2005
                              -------  ------  ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   562      82     (73,399)    (19,954)      (139)         14
   Net realized gain
     (loss) on
     investments.............    (113)     (1)  2,233,126     189,271       (149)         11
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (235)    (65)  4,247,721   1,131,489      1,953          11
   Capital gain
     distributions...........      --      --          --          --         --          --
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         operations..........     214      16   6,407,448   1,300,806      1,665          36
                              -------  ------  ----------  ----------     ------       -----
From capital
  transactions:
   Net premiums..............   1,725     240  18,548,363   3,796,929         --       3,723
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --      --     (19,671)    (22,690)        --          --
     Surrenders..............      --      --  (1,748,469)   (665,383)    (1,406)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --     (48,683)    (10,761)       (15)         --
     Capital
       contribution
       (withdrawal)..........      --      --          --          --         --          --
     Transfers (to) from
       the Guarantee
       Account...............      (1)     (0)  1,972,510     616,622     25,646          94
     Transfers (to) from
       other subaccounts.....   1,923   8,482   5,166,836   7,622,304     (1,129)         --
                              -------  ------  ----------  ----------     ------       -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   3,647   8,722  23,870,886  11,337,021     23,096       3,817
                              -------  ------  ----------  ----------     ------       -----
Increase (decrease) in
  net assets.................   3,861   8,738  30,278,334  12,637,827     24,761       3,853
Net assets at beginning
  of year....................  11,695   2,957  13,152,467     514,640      3,853          --
                              -------  ------  ----------  ----------     ------       -----
Net assets at end of
  period..................... $15,556  11,695  43,430,801  13,152,467     28,614       3,853
                              =======  ======  ==========  ==========     ======       =====
Changes in units (note
  5):
   Units purchased...........   1,120     706   3,727,417   1,555,291      4,227         618
   Units redeemed............    (842)     (2) (1,851,550)   (531,797)    (1,734)       (306)
                              -------  ------  ----------  ----------     ------       -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     278     704   1,875,867   1,023,494      2,493         312
                              =======  ======  ==========  ==========     ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM Variable Insurance Funds
                                       (continued)
                              ---------------------------------
                                 AIM V.I.
                                Technology    AIM V.I. Utilities
                                  Fund --        Fund --
                              Series I shares Series I shares
                              --------------  -----------------
                                Year ended      Year ended
                               December 31,    December 31,
                              --------------  -----------------
                                2006    2005   2006      2005
                              -------  -----   ------    -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (75)   (67)    213       39
   Net realized gain
     (loss) on
     investments.............       8     --     909        6
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     984    198     (51)     286
   Capital gain
     distributions...........      --     --     170       --
                              -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         operations..........     917    131   1,241      331
                              -------  -----   ------    -----
From capital
  transactions:
   Net premiums..............      --     --     431       --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --     --      --       --
     Surrenders..............      --     --      --       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --     --      --       --
     Capital
       contribution
       (withdrawal)..........      --     --      --       --
     Transfers (to) from
       the Guarantee
       Account...............      --      1      68       (1)
     Transfers (to) from
       other subaccounts.....     127     --     160    4,350
                              -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     127      1     659    4,349
                              -------  -----   ------    -----
Increase (decrease) in
  net assets.................   1,044    132   1,900    4,680
Net assets at beginning
  of year....................   9,463  9,331   6,845    2,165
                              -------  -----   ------    -----
Net assets at end of
  period..................... $10,507  9,463   8,745    6,845
                              =======  =====   ======    =====
Changes in units (note
  5):
   Units purchased...........      40     --   1,635      504
   Units redeemed............      (1)    --  (1,614)      --
                              -------  -----   ------    -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      39     --      21      504
                              =======  =====   ======    =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          The Alger American Fund
                            ---------------------------------------------------
                                                         Alger American Small
                              Alger American Growth         Capitalization
                                   Portfolio --              Portfolio --
                                  Class O Shares            Class O Shares
                            -------------------------  ------------------------
                                    Year ended                Year ended
                                   December 31,              December 31,
                            -------------------------  ------------------------
                                2006          2005         2006         2005
                            ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $ (1,248,853)  (1,362,096)  (1,119,115)  (1,071,871)
 Net realized gain
   (loss) on investments...   (1,094,379)  (6,701,040)   9,321,406    4,431,894
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............    5,051,289   18,488,198    4,343,621    6,942,929
 Capital gain
   distributions...........           --           --           --           --
                            ------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations............    2,708,057   10,425,062   12,545,912   10,302,952
                            ------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums..............      212,995      262,915      135,781      174,060
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Death benefits..........     (979,567)    (744,310)    (473,362)    (485,874)
   Surrenders..............  (16,837,173) (18,944,734) (12,125,970) (10,806,878)
   Cost of insurance and
    administrative
    expense (note 4a)......     (113,563)    (139,215)     (88,065)     (85,830)
   Capital contribution
    (withdrawal)...........           --           --           --           --
   Transfers (to) from
    the Guarantee Account..     (251,432)    (669,945)     (26,943)    (304,119)
   Transfers (to) from
    other subaccounts......   (5,539,421) (11,177,445)  (1,784,395)  (3,705,560)
                            ------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  (23,508,161) (31,412,734) (14,362,954) (15,214,201)
                            ------------  -----------  -----------  -----------
Increase (decrease) in
 net assets................  (20,800,104) (20,987,672)  (1,817,042)  (4,911,249)
Net assets at beginning
 of year...................  106,661,345  127,649,017   75,447,971   80,359,220
                            ------------  -----------  -----------  -----------
Net assets at end of
 period.................... $ 85,861,241  106,661,345   73,630,929   75,447,971
                            ============  ===========  ===========  ===========
Changes in units (note
 5):
   Units purchased.........      752,783    1,149,784    2,521,182    2,325,357
   Units redeemed..........   (2,449,058)  (3,647,286)  (3,732,664)  (3,891,731)
                            ------------  -----------  -----------  -----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (1,696,275)  (2,497,503)  (1,211,482)  (1,566,375)
                            ============  ===========  ===========  ===========

                            AllianceBernstein Variable Products Series Fund, Inc.
                            ----------------------------------------------------
                              AllianceBernstein
                              Global Technology       AllianceBernstein Growth
                                Portfolio --           and Income Portfolio --
                                   Class B                     Class B
                            ------------------------  --------------------------
                                 Year ended                  Year ended
                                December 31,                December 31,
                            ------------------------  --------------------------
                               2006         2005          2006          2005
                             ---------    ---------   -----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   (63,640)     (55,977)      (721,040)     (497,489)
 Net realized gain
   (loss) on investments...   206,355       66,816      8,312,197     6,448,306
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   127,169       45,931      8,335,804      (741,504)
 Capital gain
   distributions...........        --           --      9,170,461            --
                             ---------    ---------   -----------   -----------
    Increase (decrease)
     in net assets from
     operations............   269,884       56,770     25,097,422     5,209,313
                             ---------    ---------   -----------   -----------
From capital
 transactions:
 Net premiums..............   361,359      657,946      4,886,512     8,814,922
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity (note 1):
   Death benefits..........  (115,450)          --       (965,325)   (1,118,494)
   Surrenders..............  (195,701)    (276,835)   (18,095,533)  (15,385,823)
   Cost of insurance and
    administrative
    expense (note 4a)......   (12,817)      (9,929)      (310,520)     (304,535)
   Capital contribution
    (withdrawal)...........        --           --             --            --
   Transfers (to) from
    the Guarantee Account..    32,594       17,166      1,239,200       780,453
   Transfers (to) from
    other subaccounts......  (260,072)    (531,440)    (8,893,790)   (6,044,973)
                             ---------    ---------   -----------   -----------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  (190,087)    (143,092)   (22,139,456)  (13,258,450)
                             ---------    ---------   -----------   -----------
Increase (decrease) in
 net assets................    79,797      (86,322)     2,957,966    (8,049,137)
Net assets at beginning
 of year................... 4,066,831    4,153,153    180,465,490   188,514,627
                             ---------    ---------   -----------   -----------
Net assets at end of
 period.................... 4,146,628    4,066,831    183,423,456   180,465,490
                             =========    =========   ===========   ===========
Changes in units (note
 5):
   Units purchased.........   187,555      122,908      2,530,989     2,746,446
   Units redeemed..........  (200,831)    (134,747)    (4,257,331)   (3,917,980)
                             ---------    ---------   -----------   -----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (13,276)     (11,839)    (1,726,342)   (1,171,533)
                             =========    =========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 AllianceBernstein Variable Products Series Fund, Inc. (continued)
                              -----------------------------------------------------------------------
                                 AllianceBernstein        AllianceBernstein       AllianceBernstein
                                International Value       Large Cap Growth        Small Cap Growth
                                Portfolio -- Class B    Portfolio -- Class B    Portfolio -- Class B
                              -----------------------  ----------------------  ----------------------
                              Year ended December 31,  Year ended December 31, Year ended December 31,
                              -----------------------  ----------------------  ----------------------
                                  2006        2005        2006        2005        2006        2005
                              -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (156,357)    (70,033)   (526,400)   (494,351)   (123,555)   (124,808)
   Net realized gain
     (loss) on
     investments.............   3,840,186     199,500     902,773     497,461     965,326     826,873
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  10,787,768   1,911,172  (1,277,529)  3,910,014    (293,819)   (711,171)
   Capital gain
     distributions...........     605,626      98,510          --          --          --          --
                              -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  15,077,223   2,139,149    (901,156)  3,913,124     547,952      (9,106)
                              -----------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  41,715,337   5,886,434   2,027,340   1,932,759     123,917      41,213
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (114,233)    (27,862)   (126,110)   (169,768)    (74,530)    (50,947)
     Surrenders..............  (3,234,549)   (414,055) (2,957,371) (2,152,300)   (723,573)   (696,728)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (84,466)    (21,024)    (60,725)    (55,967)     (9,753)    (10,459)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   4,062,152   1,249,640     555,193     (47,453)    250,428      85,128
     Transfers (to) from
       other subaccounts.....  19,597,949  12,484,657  (1,398,322)   (764,669)    187,472  (2,547,923)
                              -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  61,942,190  19,157,790  (1,959,995) (1,257,398)   (246,039) (3,179,716)
                              -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  77,019,413  21,296,939  (2,861,151)  2,655,726     301,913  (3,188,822)
Net assets at beginning
  of year....................  21,933,803     636,864  35,073,470  32,417,744   7,351,702  10,540,524
                              -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $98,953,216  21,933,803  32,212,319  35,073,470   7,653,615   7,351,702
                              ===========  ==========  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   7,869,628   2,417,169     917,429   1,012,698     973,694     404,158
   Units redeemed............  (3,229,131)   (655,981) (1,293,435) (1,309,814) (1,010,454)   (799,870)
                              -----------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   4,640,497   1,761,188    (376,006)   (297,116)    (36,760)   (395,711)
                              ===========  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  American Century Variable Portfolios, Inc.
                              -------------------------------------------------
                              VP Income & Growth VP International   VP Ultra(R)
                               Fund -- Class I   Fund -- Class I  Fund -- Class I
                              ----------------   --------------   ---------------
                                 Year ended        Year ended        Year ended
                                December 31,      December 31,      December 31,
                              ----------------   --------------   ---------------
                                2006      2005      2006     2005   2006    2005
                              --------   ------  ---------   ---- -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (606)    (118)    (7,364)   (1)  (1,079)   (223)
   Net realized gain
     (loss) on
     investments.............    6,668       32     18,169    --     (500)    190
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,482    1,290    121,801    22   (1,423)  2,269
   Capital gain
     distributions...........       --       --         --    --       --      --
                              --------   ------  ---------   ---  -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   15,544    1,204    132,606    21   (3,002)  2,236
                              --------   ------  ---------   ---  -------  ------
From capital
  transactions:
   Net premiums..............   71,672   34,305  1,328,164    --   14,074  40,344
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --       --         --    --       --      --
     Surrenders..............   (4,539)    (141)   (70,369)   --     (376)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (173)     (10)       (19)   --     (340)    (20)
     Capital
       contribution
       (withdrawal)..........       --       --         --    --       --      --
     Transfers (to) from
       the Guarantee
       Account...............   15,641    1,437    217,302   907     (817)   (115)
     Transfers (to) from
       other subaccounts.....   (2,771)      --    (52,739)   31    6,890  (1,804)
                              --------   ------  ---------   ---  -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   79,830   35,591  1,422,339   938   19,431  38,405
                              --------   ------  ---------   ---  -------  ------
Increase (decrease) in
  net assets.................   95,374   36,795  1,554,945   959   16,429  40,641
Net assets at beginning
  of year....................   40,135    3,340        959    --   43,971   3,330
                              --------   ------  ---------   ---  -------  ------
Net assets at end of
  period..................... $135,509   40,135  1,555,904   959   60,400  43,971
                              ========   ======  =========   ===  =======  ======
Changes in units (note
  5):
   Units purchased...........   76,787    2,598    160,670    60   87,526   3,988
   Units redeemed............  (69,614)     (14)   (49,569)   --  (85,724)   (303)
                              --------   ------  ---------   ---  -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    7,173    2,583    111,101    60    1,802   3,685
                              ========   ======  =========   ===  =======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              American Century
                              Variable Portfolios, Inc. American Century Variable   BlackRock Variable
                                 (continued)               Portfolios II, Inc.      Series Funds, Inc.
                              ------------------------  ------------------------  -------------------------
                                  VP Value               VP Inflation Protection  BlackRock Basic Value V.I.
                               Fund -- Class I              Fund -- Class II      Fund -- Class III Shares
                              ------------------------  ------------------------  -------------------------
                                                                     Period from
                                 Year ended              Year ended  April 29 to        Year ended
                                December 31,            December 31, December 31,      December 31,
                              ------------------------  ------------ ------------ -------------------------
                                2006         2005           2006         2005        2006          2005
                                --------      ------    ------------ ------------  ----------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    952         828          48,355       29,888      202,382      398,057
   Net realized gain
     (loss) on
     investments.............    8,092           5         (22,687)      (8,539)     257,193       22,777
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   14,504        (855)        (19,319)     (19,961)      57,809     (309,362)
   Capital gain
     distributions...........    2,143         745              --           --    1,134,713        4,124
                                --------      ------     ---------    ---------    ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   25,691         723           6,349        1,388    1,652,097      115,596
                                --------      ------     ---------    ---------    ----------    ---------
From capital
  transactions:
   Net premiums..............  189,354          --       1,811,669      936,642    2,579,911    2,463,321
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --          --              --           --           --      (41,486)
     Surrenders..............  (14,381)         --        (134,291)     (56,115)    (379,950)     (28,648)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (325)         --          (3,631)        (496)     (19,635)     (10,210)
     Capital
       contribution
       (withdrawal)..........       --          --              --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   67,192      13,251         154,250       76,506      621,250      191,026
     Transfers (to) from
       other subaccounts.....    6,459       2,947         349,611      735,177    2,976,845      405,153
                                --------      ------     ---------    ---------    ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  248,299      16,198       2,177,608    1,691,714    5,778,421    2,979,156
                                --------      ------     ---------    ---------    ----------    ---------
Increase (decrease) in
  net assets.................  273,990      16,921       2,183,957    1,693,102    7,430,518    3,094,752
Net assets at beginning
  of year....................   33,833      16,912       1,693,102           --    5,730,922    2,636,170
                                --------      ------     ---------    ---------    ----------    ---------
Net assets at end of
  period..................... $307,823      33,833       3,877,059    1,693,102   13,161,440    5,730,922
                                ========      ======     =========    =========    ==========    =========
Changes in units (note
  5):
   Units purchased...........   93,595       1,127         480,670      236,707      869,882      358,035
   Units redeemed............  (73,897)         --        (261,252)     (66,621)    (385,555)     (76,519)
                                --------      ------     ---------    ---------    ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   19,698       1,127         219,418      170,086      484,327      281,516
                                ========      ======     =========    =========    ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         BlackRock Variable Series Funds, Inc. (continued)
                              -----------------------------------------------------------------------------
                                                             BlackRock Large Cap      BlackRock Value
                              BlackRock Global Allocation    Growth V.I. Fund --  Opportunities V.I. Fund --
                              V.I. Fund -- Class III Shares   Class III Shares       Class III Shares
                              ----------------------------  --------------------  -------------------------
                                             Period from
                               Year ended    April 29 to         Year ended             Year ended
                              December 31,   December 31,       December 31,           December 31,
                              ------------   ------------   --------------------  -------------------------
                                  2006           2005          2006       2005       2006          2005
                              ------------   ------------   ---------  ---------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,245,134        15,248       (40,587)   (12,519)  3,220,182     1,620,169
   Net realized gain
     (loss) on
     investments.............     307,456        10,691      (114,318)    19,685  (2,313,804)     (100,569)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,022,155)       23,281       107,174     80,757  (3,824,951)   (1,236,615)
   Capital gain
     distributions...........   2,434,361            --            --         --   3,311,617        75,066
                              -----------     ---------     ---------  ---------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,964,796        49,220       (47,731)    87,923     393,044       358,051
                              -----------     ---------     ---------  ---------   ----------   ----------
From capital
  transactions:
   Net premiums..............  53,701,264       883,033       683,708    519,162   2,010,592     1,492,253
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........          --            --        (6,203)        --     (19,901)       (6,575)
     Surrenders..............  (2,673,165)      (49,538)     (113,207)   (20,191)   (223,072)     (153,990)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (5,233)         (235)       (6,016)      (623)    (15,024)       (4,254)
     Capital
       contribution
       (withdrawal)..........          --            --            --         --          --            --
     Transfers (to) from
       the Guarantee
       Account...............   2,450,396        67,881       132,942     71,443     157,602       190,194
     Transfers (to) from
       other subaccounts.....   2,740,452        72,197     1,037,871    196,658     358,045     1,312,694
                              -----------     ---------     ---------  ---------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  56,213,714       973,338     1,729,095    766,449   2,268,242     2,830,322
                              -----------     ---------     ---------  ---------   ----------   ----------
Increase (decrease) in
  net assets.................  59,178,510     1,022,558     1,681,364    854,372   2,661,286     3,188,373
Net assets at beginning
  of year....................   1,022,558            --     1,230,439    376,067   4,538,796     1,350,423
                              -----------     ---------     ---------  ---------   ----------   ----------
Net assets at end of
  period..................... $60,201,068     1,022,558     2,911,803  1,230,439   7,200,082     4,538,796
                              ===========     =========     =========  =========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........   6,465,143       150,309       526,431     94,925   1,375,575       369,677
   Units redeemed............  (1,393,491)      (57,820)     (396,381)   (25,334) (1,207,171)     (115,418)
                              -----------     ---------     ---------  ---------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   5,071,652        92,489       130,050     69,591     168,404       254,259
                              ===========     =========     =========  =========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Columbia Funds Variable Insurance Trust I
                              ---------------------------------------------------
                                                           Columbia Marsico
                                  Columbia Marsico     International Opportunities
                               Growth Fund, Variable        Fund, Variable
                                 Series -- Class A        Series -- Class B
                              -----------------------  --------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  --------------------------
                                  2006        2005         2006          2005
                              -----------  ----------   -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (901,408)   (675,527)    (222,754)     (258,540)
   Net realized gain
     (loss) on
     investments.............   2,095,897   1,762,433    5,732,254     2,012,858
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     991,434   1,832,949    8,089,434     6,047,141
   Capital gain
     distributions...........          --          --    1,748,038       482,368
                              -----------  ----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,185,923   2,919,855   15,346,972     8,283,827
                              -----------  ----------   -----------   ----------
From capital
  transactions:
   Net premiums..............   9,078,185  10,983,250   27,361,328    12,871,395
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (172,653)    (54,517)    (296,544)      (90,525)
     Surrenders..............  (3,169,341) (1,802,997)  (3,977,503)   (2,159,340)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (126,885)   (101,348)    (148,992)      (92,511)
     Capital
       contribution
       (withdrawal)..........          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............   2,055,469   2,261,997    4,239,707     1,836,168
     Transfers (to) from
       other subaccounts.....  (5,135,399)  3,169,372    3,350,321       141,453
                              -----------  ----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   2,529,376  14,455,757   30,528,317    12,506,640
                              -----------  ----------   -----------   ----------
Increase (decrease) in
  net assets.................   4,715,299  17,375,612   45,875,289    20,790,467
Net assets at beginning
  of year....................  52,571,215  35,195,603   55,310,544    34,520,077
                              -----------  ----------   -----------   ----------
Net assets at end of
  period..................... $57,286,514  52,571,215  101,185,833    55,310,544
                              ===========  ==========   ===========   ==========
Changes in units (note
  5):
   Units purchased...........   1,906,220   2,555,571    4,315,286     2,643,215
   Units redeemed............  (1,704,501) (1,466,867)  (2,293,313)   (1,735,572)
                              -----------  ----------   -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     201,719   1,088,704    2,021,973       907,643
                              ===========  ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Dreyfus
                              -------------------------------------------------------------------
                              Dreyfus Investment
                              Portfolios -- MidCap  Dreyfus Variable      The Dreyfus Socially
                              Stock Portfolio --   Investment Fund --     Responsible Growth Fund,
                               Initial Shares      Money Market Portfolio Inc. -- Initial Shares
                              -------------------  ---------------------  -----------------------
                                 Year ended            Year ended              Year ended
                                December 31,          December 31,            December 31,
                              -------------------  ---------------------  -----------------------
                                2006       2005      2006        2005        2006         2005
                               --------   ------    --------    -------    ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    300       (96)     6,655        957      (77,565)     (84,596)
   Net realized gain
     (loss) on
     investments.............     (952)      121         --         --      (26,861)     (67,354)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,324     1,481         --         --      491,605      257,570
   Capital gain
     distributions...........    3,340         6         --         --           --           --
                               --------   ------    --------    -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    5,012     1,512      6,655        957      387,179      105,620
                               --------   ------    --------    -------    ---------   ---------
From capital
  transactions:
   Net premiums..............   12,358    33,964    115,876    109,776        6,023        6,433
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --        --    (71,889)        --       (2,923)          --
     Surrenders..............   (1,516)       --   (164,334)    (5,621)    (428,187)    (192,416)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (102)      (15)      (430)       (91)     (15,856)     (15,624)
     Capital
       contribution
       (withdrawal)..........       --        --         --         --           --           --
     Transfers (to) from
       the Guarantee
       Account...............  105,722       118     24,031      1,292        1,586      (17,112)
     Transfers (to) from
       other subaccounts.....    4,804    (6,123)   492,113     (9,466)    (111,032)    (166,944)
                               --------   ------    --------    -------    ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  121,266    27,944    395,367     95,890     (550,389)    (385,663)
                               --------   ------    --------    -------    ---------   ---------
Increase (decrease) in
  net assets.................  126,278    29,456    402,022     96,847     (163,210)    (280,043)
Net assets at beginning
  of year....................   30,855     1,399    121,116     24,269    5,535,058    5,815,101
                               --------   ------    --------    -------    ---------   ---------
Net assets at end of
  period..................... $157,133    30,855    523,138    121,116    5,371,848    5,535,058
                               ========   ======    ========    =======    =========   =========
Changes in units (note
  5):
   Units purchased...........   10,605     2,118     90,128     10,280       17,746       20,143
   Units redeemed............   (2,648)       --    (51,439)      (635)    (105,431)     (83,360)
                               --------   ------    --------    -------    ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    7,957     2,118     38,689      9,645      (87,685)     (63,217)
                               ========   ======    ========    =======    =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          DWS Variable Series II
                              ----------------------------------------------
                              DWS Dreman High  DWS Dreman Small
                               Return Equity    Mid Cap Value   DWS Technology
                               VIP -- Class B  VIP -- Class B   VIP --  Class B
                                   Shares          Shares           Shares
                              ---------------  --------------   -------------
                                 Year ended      Year ended       Year ended
                                December 31,    December 31,     December 31,
                              ---------------  --------------   -------------
                                2006     2005   2006     2005    2006     2005
                              --------  -----  ------   ------  ------   -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (792)    (5)   (567)     (38)   (130)    (14)
   Net realized gain
     (loss) on
     investments.............    5,013     25     159        3    (196)     (1)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,386    325   5,998      397     314      11
   Capital gain
     distributions...........    4,985     --   2,536       --      --      --
                              --------  -----  ------   ------  ------   -----
       Increase
         (decrease) in
         net assets from
         operations..........   13,592    345   8,126      362     (12)     (4)
                              --------  -----  ------   ------  ------   -----
From capital
  transactions:
   Net premiums..............   77,821     --  22,458    3,000   4,688   1,800
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --     --      --       --      --      --
     Surrenders..............     (943)    --  (2,262)      --    (140)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (37)    --    (185)      --     (19)     (1)
     Capital
       contribution
       (withdrawal)..........       --     --      --       --      --      --
     Transfers (to) from
       the Guarantee
       Account...............   33,129  2,489  31,556    7,927      (2)     55
     Transfers (to) from
       other subaccounts.....      703    (95)    593      271   1,697   1,524
                              --------  -----  ------   ------  ------   -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  110,673  2,394  52,160   11,198   6,224   3,378
                              --------  -----  ------   ------  ------   -----
Increase (decrease) in
  net assets.................  124,265  2,739  60,286   11,560   6,212   3,374
Net assets at beginning
  of year....................    8,501  5,762  11,560       --   3,951     577
                              --------  -----  ------   ------  ------   -----
Net assets at end of
  period..................... $132,766  8,501  71,846   11,560  10,163   3,951
                              ========  =====  ======   ======  ======   =====
Changes in units (note
  5):
   Units purchased...........   20,157    170   3,536      634   1,049     383
   Units redeemed............  (11,768)   (13)   (680)      --    (578)   (134)
                              --------  -----  ------   ------  ------   -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    8,389    157   2,856      634     471     250
                              ========  =====  ======   ======  ======   =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Evergreen Variable
                                         Eaton Vance Variable Trust               Annuity Trust
                              ------------------------------------------------  ----------------
                                  VT Floating-Rate        VT Worldwide Health   Evergreen VA Omega
                                     Income Fund             Sciences Fund       Fund -- Class 2
                              ------------------------  ----------------------  ----------------
                                           Period from
                               Year ended  April 29 to        Year ended           Year ended
                              December 31, December 31,      December 31,         December 31,
                              ------------ ------------ ----------------------  ----------------
                                  2006         2005        2006        2005       2006      2005
                              ------------ ------------ ----------  ----------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,927,018    1,116,060    (186,339)   (165,292)  (9,465)   (5,131)
   Net realized gain
     (loss) on
     investments.............     (50,823)      14,914     407,110     149,110   16,572     2,458
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (128,102)    (108,648)   (384,282)    713,062   30,505    23,260
   Capital gain
     distributions...........          --           --          --          --       --        --
                              -----------   ----------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,748,093    1,022,326    (163,511)    696,880   37,612    20,587
                              -----------   ----------  ----------  ----------  -------   -------
From capital
  transactions:
   Net premiums..............   3,649,114   11,238,737     958,217   1,368,961  145,194   300,844
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (351,226)     (48,791)   (164,830)    (21,074)      --        --
     Surrenders..............  (2,504,315)  (2,673,215)   (987,613) (1,050,085)  (1,881)      (32)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (98,044)     (71,989)    (29,513)    (27,300)  (1,652)     (445)
     Capital
       contribution
       (withdrawal)..........          --           --          --          --       --        --
     Transfers (to) from
       the Guarantee
       Account...............   1,593,749      917,396     447,554     499,631  102,239       771
     Transfers (to) from
       other subaccounts.....  (2,307,995)   3,511,991    (448,514)    210,975  (43,276)   14,827
                              -----------   ----------  ----------  ----------  -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     (18,717)  12,874,129    (224,699)    981,108  200,624   315,965
                              -----------   ----------  ----------  ----------  -------   -------
Increase (decrease) in
  net assets.................   1,729,376   13,896,455    (388,210)  1,677,988  238,236   336,552
Net assets at beginning
  of year....................  45,014,907   31,118,452  11,959,087  10,281,099  485,196   148,644
                              -----------   ----------  ----------  ----------  -------   -------
Net assets at end of
  period..................... $46,744,283   45,014,907  11,570,877  11,959,087  723,432   485,196
                              ===========   ==========  ==========  ==========  =======   =======
Changes in units (note
  5):
   Units purchased...........   1,428,870    3,637,086     347,691     349,636   73,990    64,176
   Units redeemed............  (1,430,397)  (2,377,957)   (362,241)   (263,210) (54,629)  (33,379)
                              -----------   ----------  ----------  ----------  -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      (1,527)   1,259,129     (14,550)     86,427   19,361    30,797
                              ===========   ==========  ==========  ==========  =======   =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          Federated Insurance Series
                                 ---------------------------------------------------------------------------
                                 Federated American Leaders    Federated Capital    Federated High Income Bond
                                 Fund II -- Primary Shares      Income Fund II      Fund II -- Primary Shares
                                 -------------------------  ----------------------  ------------------------
                                  Year ended December 31,   Year ended December 31,  Year ended December 31,
                                 -------------------------  ----------------------  ------------------------
                                     2006          2005        2006        2005         2006          2005
                                 ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $    391,773       93,085     859,208     867,002    3,438,288     4,120,774
   Net realized gain
     (loss) on
     investments................      967,733    1,740,378    (410,088) (1,039,610)    (710,749)       62,330
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     (693,410)     (56,061)  1,996,470   1,123,993    1,237,335    (3,602,471)
   Capital gain
     distributions..............    5,770,136           --          --          --           --            --
                                 ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations.............    6,436,232    1,777,402   2,445,590     951,385    3,964,874       580,633
                                 ------------  -----------  ----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums.................       38,390       69,770      45,840      28,094       34,202       138,168
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits.............     (433,790)    (474,359)   (393,002)   (323,560)    (474,667)     (540,406)
     Surrenders.................  (10,229,030) (10,875,908) (4,038,876) (3,782,777)  (9,465,709)  (10,448,785)
     Cost of insurance
       and
       administrative
       expense (note 4a)........      (57,814)     (70,356)    (22,549)    (25,530)     (46,689)      (58,810)
     Capital
       contribution
       (withdrawal).............           --           --          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account..................     (123,086)    (323,507)     98,111    (115,979)     156,207        83,720
     Transfers (to) from
       other subaccounts........   (2,068,924)  (2,345,251)  1,026,486  (1,258,338)  (1,510,495)   (6,187,760)
                                 ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (12,874,254) (14,019,611) (3,283,990) (5,478,090) (11,307,151)  (17,013,873)
                                 ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets....................   (6,438,022) (12,242,209)   (838,400) (4,526,705)  (7,342,277)  (16,433,240)
Net assets at beginning
  of year.......................   51,832,426   64,074,635  19,590,404  24,117,109   50,853,286    67,286,526
                                 ------------  -----------  ----------  ----------  -----------   -----------
Net assets at end of
  period........................ $ 45,394,404   51,832,426  18,752,004  19,590,404   43,511,009    50,853,286
                                 ============  ===========  ==========  ==========  ===========   ===========
Changes in units (note
  5):
   Units purchased..............      185,395      284,866     470,971     177,943    1,180,631     1,584,822
   Units redeemed...............     (969,839)  (1,190,947)   (688,416)   (636,138)  (1,881,528)   (2,694,324)
                                 ------------  -----------  ----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005...................     (784,444)    (906,081)   (217,445)   (458,195)    (700,897)   (1,109,502)
                                 ============  ===========  ==========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series (continued)
                              ---------------------------------------------------
                              Federated High Income Bond   Federated Kaufmann
                              Fund II  -- Service Shares Fund II -- Service Shares
                              -------------------------  ------------------------
                                     Year ended                Year ended
                                    December 31,              December 31,
                              -------------------------  ------------------------
                                  2006         2005         2006         2005
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,633,494    2,820,681     (437,730)    (550,204)
   Net realized gain
     (loss) on
     investments.............    (220,548)     145,595    2,523,616    1,557,737
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,048,937   (2,731,051)   3,156,589    2,466,498
   Capital gain
     distributions...........          --           --      346,487       43,578
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,461,883      235,225    5,588,962    3,517,609
                              -----------   ----------   ----------   ----------
From capital
  transactions:
   Net premiums..............   1,350,337    3,325,266    5,607,030    8,324,896
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (210,172)    (353,470)    (182,344)     (40,612)
     Surrenders..............  (2,822,217)  (3,264,213)  (2,202,242)  (1,930,162)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (77,803)     (79,815)    (135,082)    (101,313)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,037,646    2,430,203    1,699,462    1,242,983
     Transfers (to) from
       other subaccounts.....  (1,757,821)  (7,670,475)  (2,595,369)    (897,172)
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,480,030)  (5,612,504)   2,191,455    6,598,620
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................     981,853   (5,377,279)   7,780,417   10,116,229
Net assets at beginning
  of year....................  40,900,666   46,277,945   42,072,349   31,956,120
                              -----------   ----------   ----------   ----------
Net assets at end of
  period..................... $41,882,519   40,900,666   49,852,766   42,072,349
                              ===========   ==========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........     983,287    2,039,529    1,095,122    1,441,428
   Units redeemed............  (1,180,169)  (2,480,548)    (964,360)  (1,000,131)
                              -----------   ----------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (196,882)    (441,019)     130,762      441,296
                              ===========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund
                              -----------------------------------------------------------------
                                VIP Asset Manager/SM/     VIP Asset Manager/SM/   VIP Balanced
                                     Portfolio --             Portfolio --        Portfolio --
                                    Initial Class            Service Class 2     Service Class 2
                              -------------------------  ----------------------  ---------------
                                                                                   Period from
                                      Year ended               Year ended           May 1 to
                                     December 31,             December 31,        December 31,
                              -------------------------  ----------------------  ---------------
                                  2006          2005        2006        2005          2006
                              ------------  -----------  ----------  ----------  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,123,061    2,640,821      (1,929)    (15,531)     (122,416)
   Net realized gain
     (loss) on
     investments.............      462,617   (1,188,077)   (578,566)     48,475        97,838
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,986,288    2,185,790     885,254     431,132       889,425
   Capital gain
     distributions...........           --           --          --          --            --
                              ------------  -----------  ----------  ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........    7,571,966    3,638,534     304,759     464,076       864,847
                              ------------  -----------  ----------  ----------    ----------
From capital
  transactions:
   Net premiums..............      112,304      555,729   8,492,196  10,641,733    17,120,524
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,829,448)  (2,145,409)     (2,194)         --            --
     Surrenders..............  (23,150,247) (29,939,793) (1,587,544)   (381,612)     (260,483)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,810)    (162,094)    (35,158)     (9,909)         (459)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --            --
     Transfers (to) from
       the Guarantee
       Account...............     (272,784)    (425,994)    362,227     390,289       551,691
     Transfers (to) from
       other subaccounts.....   (2,450,888)  (3,973,838)    874,257     613,158       383,641
                              ------------  -----------  ----------  ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (27,722,873) (36,091,399)  8,103,784  11,253,659    17,794,914
                              ------------  -----------  ----------  ----------    ----------
Increase (decrease) in
  net assets.................  (20,150,907) (32,452,865)  8,408,543  11,717,735    18,659,761
Net assets at beginning
  of year....................  145,424,657  177,877,522  18,085,643   6,367,908            --
                              ------------  -----------  ----------  ----------    ----------
Net assets at end of
  period..................... $125,273,750  145,424,657  26,494,186  18,085,643    18,659,761
                              ============  ===========  ==========  ==========    ==========
Changes in units (note
  5):
   Units purchased...........      405,004      325,641   3,967,759   1,435,592     2,400,032
   Units redeemed............   (1,409,886)  (1,703,032) (3,280,268)   (332,291)     (603,141)
                              ------------  -----------  ----------  ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (1,004,882)  (1,377,391)    687,491   1,103,301     1,796,891
                              ============  ===========  ==========  ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                                                                    VIP Dynamic Capital
                                  VIP Contrafund(R)          VIP Contrafund(R)         Appreciation
                                     Portfolio --              Portfolio --            Portfolio --
                                    Initial Class             Service Class 2         Service Class 2
                              -------------------------  ------------------------  --------------------
                                      Year ended                Year ended              Year ended
                                     December 31,              December 31,            December 31,
                              -------------------------  ------------------------  --------------------
                                  2006          2005         2006         2005        2006       2005
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (610,166)  (4,182,115)  (1,039,663)  (2,169,092)   (58,992)   (28,661)
   Net realized gain
     (loss) on
     investments.............   35,145,850   22,358,980   16,040,871    7,957,261    405,741     35,662
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (27,676,825)  34,998,283  (13,621,400)  16,467,459     19,620    318,421
   Capital gain
     distributions...........   29,573,212           --   17,672,286           --    132,567         --
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   36,432,071   53,175,148   19,052,094   22,255,628    498,936    325,422
                              ------------  -----------  -----------  -----------  ---------  ---------
From capital
  transactions:
   Net premiums..............      660,596      509,087   29,594,092   19,465,047    894,541    486,861
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (3,954,315)  (2,435,860)    (612,053)    (809,243)        --         --
     Surrenders..............  (69,932,464) (60,296,284) (13,462,856) (10,331,527)  (266,355)   (64,633)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (409,271)    (408,311)    (381,354)    (275,112)   (11,212)    (3,902)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --         --         --
     Transfers (to) from
       the Guarantee
       Account...............     (726,051)    (207,877)   7,949,528    3,383,885    243,665    174,793
     Transfers (to) from
       other subaccounts.....    8,501,326   31,639,685   (6,389,223)  27,002,705   (177,298) 1,516,937
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (65,860,179) (31,199,560)  16,698,134   38,435,755    683,341  2,110,056
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets.................  (29,428,108)  21,975,588   35,750,228   60,691,383  1,182,277  2,435,478
Net assets at beginning
  of year....................  395,148,552  373,172,964  186,830,025  126,138,642  3,783,570  1,348,092
                              ------------  -----------  -----------  -----------  ---------  ---------
Net assets at end of
  period..................... $365,720,444  395,148,552  222,580,253  186,830,025  4,965,847  3,783,570
                              ============  ===========  ===========  ===========  =========  =========
Changes in units (note
  5):
   Units purchased...........    3,506,738    4,329,736    7,647,736    6,849,673    379,747    195,452
   Units redeemed............   (5,730,971)  (4,997,098)  (6,545,893)  (3,648,508)  (333,428)   (39,593)
                              ------------  -----------  -----------  -----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,224,233)    (667,363)   1,101,843    3,201,165     46,319    155,860
                              ============  ===========  ===========  ===========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------
                                  VIP Equity-Income          VIP Equity-Income        VIP Growth & Income
                                     Portfolio --              Portfolio --              Portfolio --
                                    Initial Class             Service Class 2            Initial Class
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2006          2005         2006         2005         2006         2005
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 11,231,960    2,982,352    4,064,634      377,371     (368,938)     143,622
   Net realized gain
     (loss) on
     investments.............   14,063,975   11,508,470    5,237,139    3,223,975    2,361,662      488,264
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (3,537,103) (12,423,503)    (742,658)  (2,554,282)   3,994,212    3,856,306
   Capital gain
     distributions...........   37,279,688   12,864,072   16,693,893    4,212,963    2,015,877           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   59,038,520   14,931,391   25,253,008    5,260,027    8,002,813    4,488,192
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      327,117      526,769    7,945,377    9,303,741       58,030       53,696
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (5,108,636)  (5,998,093)    (914,515)  (1,162,669)  (1,128,842)    (623,581)
     Surrenders..............  (63,580,593) (68,276,641) (11,069,030)  (8,738,237) (13,209,707) (14,429,389)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (328,524)    (385,125)    (266,716)    (238,289)     (97,951)    (116,188)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............       12,109   (1,665,644)   2,969,816    1,655,280     (847,427)    (983,407)
     Transfers (to) from
       other subaccounts.....    3,068,229   (2,254,131)   3,129,602     (586,942)  (2,690,767)  (4,909,204)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (65,610,298) (78,052,865)   1,794,534      232,884  (17,916,664) (21,008,073)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   (6,571,778) (63,121,474)  27,047,542    5,492,911   (9,913,851) (16,519,881)
Net assets at beginning
  of year....................  360,948,680  424,070,154  140,869,677  135,376,766   80,236,373   96,756,254
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $354,376,902  360,948,680  167,917,219  140,869,677   70,322,522   80,236,373
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........    1,885,012    2,088,567    2,971,139    2,492,633      522,651      804,268
   Units redeemed............   (3,438,809)  (4,271,978)  (2,876,727)  (2,530,425)  (1,778,977)  (2,431,952)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (1,553,797)  (2,183,411)      94,412      (37,792)  (1,256,326)  (1,627,684)
                              ============  ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                VIP Growth & Income    VIP Growth Opportunities        VIP Growth
                                    Portfolio --            Portfolio --              Portfolio --
                                  Service Class 2           Initial Class             Initial Class
                              -----------------------  ----------------------   ------------------------
                                     Year ended              Year ended                Year ended
                                    December 31,            December 31,              December 31,
                              -----------------------  ----------------------   ------------------------
                                  2006        2005        2006         2005         2006         2005
                              -----------  ----------  ----------   ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (277,638)    (67,180)   (149,837)    (126,641)  (1,662,549)  (1,711,587)
   Net realized gain
     (loss) on
     investments.............   1,064,502     611,883     282,662     (300,072)    (387,510)  (7,078,730)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,816,077   1,213,222     529,851    2,205,804   10,817,982   15,964,684
   Capital gain
     distributions...........     840,342          --          --           --           --           --
                              -----------  ----------  ----------   ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,443,283   1,757,925     662,676    1,779,091    8,767,923    7,174,367
                              -----------  ----------  ----------   ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............   1,653,020   1,808,946      23,641       17,632      292,492      403,484
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (226,374)   (155,306)   (350,037)    (534,955)  (1,964,721)  (1,220,131)
     Surrenders..............  (3,065,058) (2,579,616) (4,350,238)  (4,548,551) (29,177,439) (33,326,326)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (67,504)    (62,234)    (28,358)     (35,963)    (188,976)    (239,055)
     Capital
       contribution
       (withdrawal)..........          --          --          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     133,144      70,697     (74,939)    (168,870)    (541,248)  (1,274,158)
     Transfers (to) from
       other subaccounts.....  (1,286,696) (1,326,025) (1,821,362)    (692,146)  (9,571,006) (16,282,139)
                              -----------  ----------  ----------   ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,859,468) (2,243,538) (6,601,293)  (5,962,853) (41,150,898) (51,938,325)
                              -----------  ----------  ----------   ----------  -----------  -----------
Increase (decrease) in
  net assets.................     583,815    (485,613) (5,938,617)  (4,183,762) (32,382,975) (44,763,958)
Net assets at beginning
  of year....................  32,441,046  32,926,659  26,578,324   30,762,086  187,624,971  232,388,929
                              -----------  ----------  ----------   ----------  -----------  -----------
Net assets at end of
  period..................... $33,024,861  32,441,046  20,639,707   26,578,324  155,241,996  187,624,971
                              ===========  ==========  ==========   ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........     386,043     488,891     346,015      467,525      479,201      997,345
   Units redeemed............    (683,543)   (741,115)   (999,777)  (1,059,049)  (2,300,275)  (3,545,779)
                              -----------  ----------  ----------   ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (297,500)   (252,224)   (653,762)    (591,525)  (1,821,074)  (2,548,435)
                              ===========  ==========  ==========   ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------
                                     VIP Growth          VIP Mid Cap          VIP Mid Cap
                                    Portfolio --        Portfolio --         Portfolio --
                                  Service Class 2       Initial Class       Service Class 2
                              -----------------------  --------------  ------------------------
                                     Year ended          Year ended           Year ended
                                    December 31,        December 31,         December 31,
                              -----------------------  --------------  ------------------------
                                  2006        2005      2006    2005       2006         2005
                              -----------  ----------  ------  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (726,863)   (656,622)    243    (247)    (723,824)  (3,248,110)
   Net realized gain
     (loss) on
     investments.............   1,710,965     807,023   1,129   3,159   21,105,444   15,265,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,395,056   1,672,920  (1,142)  1,814  (21,981,672)  18,051,962
   Capital gain
     distributions...........          --          --   4,226     483   27,625,293    3,256,577
                              -----------  ----------  ------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,379,158   1,823,321   4,456   5,209   26,025,241   33,326,045
                              -----------  ----------  ------  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,876,857   3,451,714   3,320   1,361   15,029,333   16,409,098
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (369,995)   (276,247)     --      --   (1,583,184)    (980,336)
     Surrenders..............  (3,859,336) (4,241,790)     --  (8,409) (24,291,983) (17,715,214)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (95,040)    (95,066)     --      --     (442,443)    (358,975)
     Capital
       contribution
       (withdrawal)..........          --          --      --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     265,321     182,574      16      36    4,176,147    2,282,384
     Transfers (to) from
       other subaccounts.....  (3,943,137) (3,725,721)    450   2,153  (23,572,382)  29,065,829
                              -----------  ----------  ------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,125,330) (4,704,536)  3,786  (4,859) (30,684,512)  28,702,786
                              -----------  ----------  ------  ------  -----------  -----------
Increase (decrease) in
  net assets.................  (2,746,172) (2,881,215)  8,242     350   (4,659,271)  62,028,831
Net assets at beginning
  of year....................  52,414,710  55,295,925  37,764  37,414  253,445,336  191,416,505
                              -----------  ----------  ------  ------  -----------  -----------
Net assets at end of
  period..................... $49,668,538  52,414,710  46,006  37,764  248,786,065  253,445,336
                              ===========  ==========  ======  ======  ===========  ===========
Changes in units (note
  5):
   Units purchased...........   1,073,972   1,095,045     319     284    4,627,939    5,993,579
   Units redeemed............  (1,844,630) (1,948,938)   (141)   (608)  (6,180,172)  (4,288,166)
                              -----------  ----------  ------  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (770,658)   (853,893)    178    (325)  (1,552,233)   1,705,413
                              ===========  ==========  ======  ======  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------
                                     VIP Overseas            VIP Value Strategies
                                     Portfolio --                Portfolio --
                                    Initial Class               Service Class 2
                              ---------------------------  --------------------------
                                                                         Period from
                                      Year ended            Year ended   April 29 to
                                     December 31,          December 31,  December 31,
                              ---------------------------  ------------  ------------
                                  2006           2005          2006          2005
                              ------------   -----------   ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    106,607      (141,489)      18,955       (32,588)
   Net realized gain
     (loss) on
     investments.............    9,203,685     4,899,767      (48,196)       14,448
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    3,807,678     8,099,479       53,785        52,602
   Capital gain
     distributions...........           --            --      460,680        52,042
                              ------------   -----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   13,117,970    12,857,757      485,224        86,504
                              ------------   -----------    ---------     ---------
From capital
  transactions:
   Net premiums..............      121,391        78,322    1,218,731     1,028,016
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (914,515)     (305,298)      (3,666)      (29,233)
     Surrenders..............  (12,989,293)  (10,805,430)    (102,468)      (61,471)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (83,104)      (78,759)      (8,169)       (4,838)
     Capital
       contribution
       (withdrawal)..........           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      (36,414)     (272,957)     157,656       107,813
     Transfers (to) from
       other subaccounts.....    5,039,668      (183,606)    (371,507)      164,401
                              ------------   -----------    ---------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (8,862,267)  (11,567,728)     890,577     1,204,688
                              ------------   -----------    ---------     ---------
Increase (decrease) in
  net assets.................    4,255,703     1,290,029    1,375,801     1,291,192
Net assets at beginning
  of year....................   85,082,459    83,792,430    2,885,830     1,594,638
                              ------------   -----------    ---------     ---------
Net assets at end of
  period..................... $ 89,338,162    85,082,459    4,261,631     2,885,830
                              ============   ===========    =========     =========
Changes in units (note
  5):
   Units purchased...........    1,215,262       922,479      252,046       179,118
   Units redeemed............   (1,509,733)   (1,485,945)    (177,591)      (66,721)
                              ------------   -----------    ---------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (294,471)     (563,466)      74,455       112,397
                              ============   ===========    =========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------
                                                         Franklin Large Cap
                              Franklin Income Securities  Growth Securities  Mutual Shares Securities
                                       Fund --                 Fund --             Fund --
                                    Class 2 Shares         Class 2 Shares      Class 2 Shares
                              -------------------------  ------------------  -----------------------
                                            Period from
                               Year ended   April 29 to      Year ended          Year ended
                              December 31,  December 31,    December 31,        December 31,
                              ------------  ------------ ------------------  -----------------------
                                  2006          2005        2006      2005      2006         2005
                              ------------  ------------ ---------  -------   ----------     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,698,906     (164,320)    (5,388)    (135)    (98,715)       (86)
   Net realized gain
     (loss) on
     investments.............    4,167,799     (144,897)    11,190     (693)    226,739         86
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   25,599,850      116,975     51,745      600   1,578,879      1,021
   Capital gain
     distributions...........      610,960           --         --       --      36,634         --
                              ------------   ----------  ---------  -------   ----------     ------
       Increase
         (decrease) in
         net assets from
         operations..........   34,077,515     (192,242)    57,547     (228)  1,743,537      1,021
                              ------------   ----------  ---------  -------   ----------     ------
From capital
  transactions:
   Net premiums..............  284,437,969   54,506,371    955,032   42,002  13,129,042     28,967
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (456,987)      (4,591)        --       --     (86,409)        --
     Surrenders..............  (14,327,216)    (322,561)   (51,947)    (803)   (681,606)      (673)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (139,566)      (8,560)      (217)      (6)    (10,450)        --
     Capital
       contribution
       (withdrawal)..........           --           --         --       --          --         --
     Transfers (to) from
       the Guarantee
       Account...............   12,484,929    1,600,357    150,668    6,866   1,576,374     33,928
     Transfers (to) from
       other subaccounts.....   32,280,515    4,629,142    (16,693)  (4,416) 12,259,378      2,025
                              ------------   ----------  ---------  -------   ----------     ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  314,279,644   60,400,158  1,036,843   43,643  26,186,329     64,247
                              ------------   ----------  ---------  -------   ----------     ------
Increase (decrease) in
  net assets.................  348,357,159   60,207,916  1,094,390   43,415  27,929,866     65,268
Net assets at beginning
  of year....................   60,207,916           --     44,653    1,238      65,268         --
                              ------------   ----------  ---------  -------   ----------     ------
Net assets at end of
  period..................... $408,565,075   60,207,916  1,139,043   44,653  27,995,134     65,268
                              ============   ==========  =========  =======   ==========     ======
Changes in units (note
  5):
   Units purchased...........   46,393,122    9,201,510    126,764   23,608   2,608,960      7,162
   Units redeemed............  (17,190,202)  (3,276,627)   (34,625) (19,978)   (633,720)    (2,659)
                              ------------   ----------  ---------  -------   ----------     ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   29,202,920    5,924,883     92,139    3,631   1,975,240      4,503
                              ============   ==========  =========  =======   ==========     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ------------------------------------------------------------
                                                                              Templeton Global
                                 Templeton Foreign         Templeton Foreign  Asset Allocation
                                 Securities Fund --       Securities Fund --      Fund --
                                   Class 1 Shares           Class 2 Shares     Class 2 Shares
                              -----------------------     ------------------  ---------------
                                     Year ended               Year ended         Year ended
                                    December 31,             December 31,       December 31,
                              -----------------------     ------------------  ---------------
                                  2006           2005        2006      2005     2006    2005
                              -----------     ----------  ---------  -------  -------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (23,656)        (9,954)    (7,293)     (48)   1,161      23
   Net realized gain
     (loss) on
     investments.............     844,285         83,922     37,548    6,103       61      (2)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,421,294      1,057,362    116,370     (620)  11,585      29
   Capital gain
     distributions...........          --             --         --       --    1,838      --
                              -----------     ----------  ---------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   3,241,923      1,131,330    146,625    5,435   14,645      50
                              -----------     ----------  ---------  -------  -------  ------
From capital
  transactions:
   Net premiums..............      54,746         93,858  1,599,864   27,619   41,452   1,679
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (127,677)      (180,375)        --       --       --      --
     Surrenders..............  (2,812,396)    (1,059,930)   (79,348) (17,796)  (1,428)     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (18,531)        (9,171)      (191)      (3)      (6)     --
     Capital
       contribution
       (withdrawal)..........          --             --         --       --       --      --
     Transfers (to) from
       the Guarantee
       Account...............     483,024        468,459    220,831    3,175  123,984       1
     Transfers (to) from
       other subaccounts.....   5,081,081     14,403,621    (44,211)    (208)   4,859      --
                              -----------     ----------  ---------  -------  -------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   2,660,247     13,716,462  1,696,945   12,787  168,861   1,680
                              -----------     ----------  ---------  -------  -------  ------
Increase (decrease) in
  net assets.................   5,902,170     14,847,792  1,843,570   18,222  183,506   1,730
Net assets at beginning
  of year....................  15,007,628        159,836     41,824   23,602    1,730      --
                              -----------     ----------  ---------  -------  -------  ------
Net assets at end of
  period..................... $20,909,798     15,007,628  1,885,394   41,824  185,236   1,730
                              ===========     ==========  =========  =======  =======  ======
Changes in units (note
  5):
   Units purchased...........     827,621      1,712,295    239,459   13,152   11,318   1,712
   Units redeemed............    (609,131)      (379,571)  (107,904) (11,714)    (873) (1,594)
                              -----------     ----------  ---------  -------  -------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     218,490      1,332,723    131,555    1,437   10,445     118
                              ===========     ==========  =========  =======  =======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products
                                         Trust (continued)
                              ---------------------------------------------
                                 Templeton Global         Templeton Growth
                                 Income Securities           Securities
                                      Fund --                 Fund --
                                  Class 1 Shares           Class 2 Shares
                              --------------------------  ----------------
                                                            Period from
                                    Year ended                May 1 to
                                   December 31,             December 31,
                              --------------------------  ----------------
                                  2006          2005            2006
                               -----------    ---------   ----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   140,079       41,267         (25,315)
   Net realized gain
     (loss) on
     investments.............     133,413      (48,037)         48,012
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     627,401      (53,754)        480,334
   Capital gain
     distributions...........          --           --           5,001
                               -----------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........     900,893      (60,524)        508,032
                               -----------    ---------      ---------
From capital
  transactions:
   Net premiums..............      46,285       29,341       2,622,926
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (256,742)     (11,378)             --
     Surrenders..............  (1,874,342)    (833,557)       (138,558)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (8,766)      (3,973)         (2,583)
     Capital
       contribution
       (withdrawal)..........          --           --              --
     Transfers (to) from
       the Guarantee
       Account...............     153,731       48,518         678,993
     Transfers (to) from
       other subaccounts.....     804,935    9,218,316       4,351,163
                               -----------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,134,899)   8,447,267       7,511,941
                               -----------    ---------      ---------
Increase (decrease) in
  net assets.................    (234,006)   8,386,743       8,019,973
Net assets at beginning
  of year....................   8,386,743           --              --
                               -----------    ---------      ---------
Net assets at end of
  period..................... $ 8,152,737    8,386,743       8,019,973
                               ===========    =========      =========
Changes in units (note
  5):
   Units purchased...........     259,472    1,068,478         844,650
   Units redeemed............    (371,035)    (203,810)       (118,777)
                               -----------    ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (111,563)     864,668         725,873
                               ===========    =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                GE Investments Funds, Inc.
                              ----------------------------------------------------------------
                              Global Income
                                  Fund             Income Fund        International Equity Fund
                              ------------- ------------------------  ------------------------
                               Period from
                              January 1 to         Year ended               Year ended
                               August 25,         December 31,             December 31,
                              ------------- ------------------------  ------------------------
                                  2005          2006         2005        2006         2005
                              ------------- -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (68,978)   3,582,145    3,900,198     173,181       72,881
   Net realized gain
     (loss) on
     investments.............      830,976   (2,370,733)  (1,794,602) 14,737,971    2,193,830
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,500,068)   1,756,760   (1,584,089) (2,419,324)   5,848,893
   Capital gain
     distributions...........           --           --       72,723          --           --
                              ------------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     (738,070)   2,968,172      594,230  12,491,828    8,115,604
                              ------------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............       15,396   23,530,627    4,707,358     107,587       97,992
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (15,860)  (1,576,977)    (818,907)   (250,232)    (179,328)
     Surrenders..............     (909,547) (17,742,019) (16,662,573) (7,083,451)  (4,745,394)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (5,369)    (155,231)    (171,184)    (39,985)     (32,406)
     Capital
       contribution
       (withdrawal)..........   (7,223,709)          --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............        1,399    1,573,685     (252,127)    558,620       42,977
     Transfers (to) from
       other subaccounts.....   (7,000,827)  (1,214,675)  (5,891,467)  5,959,809    5,004,760
                              ------------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,138,517)   4,415,410  (19,088,900)   (747,652)     188,601
                              ------------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................  (15,876,587)   7,383,582  (18,494,670) 11,744,176    8,304,205
Net assets at beginning
  of year....................   15,876,587  108,135,684  126,630,354  53,151,183   44,846,978
                              ------------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $         --  115,519,266  108,135,684  64,895,359   53,151,183
                              ============  ===========  ===========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........       97,450    4,721,396    1,908,610   2,529,905    2,015,804
   Units redeemed............     (710,623)  (3,882,953)  (3,326,262) (2,529,060)  (1,940,626)
                              ------------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (613,173)     838,443   (1,417,651)        845       75,179
                              ============  ===========  ===========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund         Money Market Fund      Premier Growth Equity Fund
                              -------------------------  -------------------------  ------------------------
                                      Year ended                 Year ended                Year ended
                                     December 31,               December 31,              December 31,
                              -------------------------  -------------------------  ------------------------
                                  2006          2005         2006          2005         2006          2005
                              ------------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (194,161)   1,768,607     7,702,531    3,475,936   (1,110,811)   (1,375,753)
   Net realized gain
     (loss) on
     investments.............   10,314,190    8,181,999            --           --    5,071,619     3,984,091
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (17,746,157)   2,146,394            --           --    2,721,615    (3,255,476)
   Capital gain
     distributions...........   20,696,579    8,244,222            --           --           --            --
                              ------------  -----------  ------------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,070,451   20,341,222     7,702,531    3,475,936    6,682,423      (647,138)
                              ------------  -----------  ------------  -----------  -----------   -----------
From capital
  transactions:
   Net premiums..............    3,763,825    5,614,014    30,807,603   32,548,128    1,653,447     5,016,664
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,361,237)  (1,279,233)  (41,646,332) (22,274,201)    (417,322)     (506,913)
     Surrenders..............  (28,761,381) (24,537,116) (106,793,426) (87,907,351) (13,407,454)  (11,509,679)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (306,029)    (311,253)     (328,321)    (351,786)    (180,693)     (192,096)
     Capital
       contribution
       (withdrawal)..........           --           --            --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      238,618       10,427     8,833,340  (10,129,155)     351,101      (255,418)
     Transfers (to) from
       other subaccounts.....  (15,907,831) (11,039,552)  127,620,075   55,936,622  (10,503,616)  (11,138,407)
                              ------------  -----------  ------------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (42,334,035) (31,542,713)   18,492,939  (32,177,743) (22,504,537)  (18,585,849)
                              ------------  -----------  ------------  -----------  -----------   -----------
Increase (decrease) in
  net assets.................  (29,263,584) (11,201,491)   26,195,470  (28,701,807) (15,822,114)  (19,232,987)
Net assets at beginning
  of year....................  213,474,024  224,675,515   224,776,814  253,478,621  108,010,809   127,243,796
                              ------------  -----------  ------------  -----------  -----------   -----------
Net assets at end of
  period..................... $184,210,440  213,474,024   250,972,284  224,776,814   92,188,695   108,010,809
                              ============  ===========  ============  ===========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    1,410,400    1,904,223    52,344,093   52,532,191    1,485,422     1,961,820
   Units redeemed............   (3,583,579)  (3,684,140)  (50,374,299) (54,687,115)  (3,717,315)   (3,874,226)
                              ------------  -----------  ------------  -----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,173,179)  (1,779,917)    1,969,794   (2,154,924)  (2,231,893)   (1,912,406)
                              ============  ===========  ============  ===========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund     Small-Cap Equity Fund
                              -------------------------   ------------------------  ------------------------
                                      Year ended                 Year ended                Year ended
                                     December 31,               December 31,              December 31,
                              -------------------------   ------------------------  ------------------------
                                  2006           2005         2006         2005         2006         2005
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,123,703     5,487,558      246,742       41,635     (999,811)    (525,768)
   Net realized gain
     (loss) on
     investments.............    9,668,931     6,352,201   17,448,380    9,585,042    6,594,370    4,032,491
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,158,152    (8,565,373)  38,335,350    3,422,133   (6,045,745)   2,136,549
   Capital gain
     distributions...........   21,942,706     8,907,987           --           --   13,293,810    2,651,533
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   38,893,492    12,182,373   56,030,472   13,048,810   12,842,624    8,294,805
                              ------------   -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............    4,939,231     6,819,800    9,011,589   14,729,298    5,929,718    8,889,059
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,005,966)     (752,455)  (4,557,487)  (4,390,966)    (916,368)    (655,816)
     Surrenders..............  (23,233,129)  (19,166,304) (67,651,567) (72,359,265) (11,471,535)  (9,885,597)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (199,641)     (177,636)    (670,057)    (723,378)    (235,310)    (202,861)
     Capital
       contribution
       (withdrawal)..........           --            --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............    1,216,145       731,100    1,259,270      622,474    1,644,102    1,480,903
     Transfers (to) from
       other subaccounts.....   11,040,001    (2,823,978) (31,841,370) (26,971,699)  (9,540,067)   1,643,669
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (7,243,359)  (15,369,473) (94,449,622) (89,093,536) (14,589,460)   1,269,357
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   31,650,133    (3,187,100) (38,419,150) (76,044,726)  (1,746,836)   9,564,162
Net assets at beginning
  of year....................  134,194,253   137,381,353  467,251,773  543,296,499  118,862,587  109,298,425
                              ------------   -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $165,844,386   134,194,253  428,832,623  467,251,773  117,115,751  118,862,587
                              ============   ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........    2,094,685     2,083,890    3,396,724    5,399,459    2,235,076    3,170,104
   Units redeemed............   (2,146,932)   (2,475,591)  (8,456,017) (10,012,752)  (3,116,774)  (3,089,318)
                              ------------   -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      (52,247)     (391,701)  (5,059,293)  (4,613,293)    (881,698)      80,786
                              ============   ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------------------
                                      Total Return          Total Return
                                        Fund --               Fund --
                                     Class 1 Shares        Class 3 Shares     U.S. Equity Fund         Value Equity Fund
                              ---------------------------  -------------- ------------------------  ----------------------
                                                            Period from
                                       Year ended             May 1 to           Year ended               Year ended
                                      December 31,          December 31,        December 31,             December 31,
                              ---------------------------  -------------- ------------------------  ----------------------
                                   2006           2005          2006          2006         2005        2006        2005
                              --------------  -----------  -------------- -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    2,997,637    3,307,194     4,153,625       (94,136)    (412,847)     75,131    (132,030)
   Net realized gain
     (loss) on
     investments.............     19,746,652    7,405,497     2,254,733     4,142,982    2,022,714   1,344,722     929,134
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     91,289,040   (3,291,503)    9,269,391     7,728,301     (898,856)    965,199     (90,551)
   Capital gain
     distributions...........     17,259,181   14,418,610     4,602,348            --           --   2,784,164     128,803
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    131,292,510   21,839,798    20,280,097    11,777,147      711,011   5,169,216     835,356
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............    279,418,766  378,132,407   345,724,066     1,744,162    3,816,642     985,571   2,212,499
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (1,812,516)  (1,236,252)           --    (1,289,927)    (764,461)   (280,031)   (187,035)
     Surrenders..............    (64,796,019) (47,263,640)  (10,264,200)  (12,143,311)  (9,911,106) (2,786,769) (2,831,246)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (1,105,858)    (622,172)           --      (156,770)    (156,211)    (76,387)    (72,358)
     Capital
       contribution
       (withdrawal)..........             --           --            --            --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     80,596,354   71,128,451     9,387,416      (120,821)     (24,115)    226,566     227,058
     Transfers (to) from
       other subaccounts.....     (7,621,315)   5,416,622       785,673     3,052,303   (5,972,782) (1,169,838)   (508,052)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    284,679,412  405,555,416   345,632,955    (8,914,364) (13,012,033) (3,100,888) (1,159,134)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................    415,971,922  427,395,214   365,913,052     2,862,783  (12,301,022)  2,068,328    (323,778)
Net assets at beginning
  of year....................    926,604,528  499,209,314            --    89,486,172  101,787,194  34,230,441  34,554,219
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $1,342,576,450  926,604,528   365,913,052    92,348,955   89,486,172  36,298,769  34,230,441
                              ==============  ===========   ===========   ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     54,663,813   53,491,982    46,672,813     1,979,639    1,219,733     341,988     600,291
   Units redeemed............    (28,622,542) (15,196,353)  (12,071,808)   (2,726,914)  (2,472,354)   (634,410)   (740,899)
                              --------------  -----------   -----------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     26,041,271   38,295,629    34,601,005      (747,275)  (1,252,621)   (292,422)   (140,608)
                              ==============  ===========   ===========   ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Goldman Sachs Variable Insurance Trust
                              -------------------------------------------------
                              Goldman Sachs Growth and   Goldman Sachs Mid Cap
                                    Income Fund               Value Fund
                              -----------------------  ------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  ------------------------
                                  2006        2005         2006         2005
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   128,591      52,127    2,382,884    2,835,320
   Net realized gain
     (loss) on
     investments.............   2,728,916   2,030,910   11,451,890   12,077,349
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,238,331  (1,221,935)  (2,950,257)  (8,339,724)
   Capital gain
     distributions...........   1,541,929          --   15,564,643   14,787,489
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   6,637,767     861,102   26,449,160   21,360,434
                              -----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      29,440      71,979    4,200,281    3,584,042
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (195,383)   (210,319)  (1,269,927)  (1,058,809)
     Surrenders..............  (7,214,975) (6,037,715) (31,658,795) (29,444,134)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (37,842)    (37,907)    (210,018)    (209,573)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      58,621      99,467      480,025    1,076,021
     Transfers (to) from
       other subaccounts.....   8,072,404   4,384,940  (13,995,958)  19,489,425
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     712,265  (1,729,555) (42,454,392)  (6,563,028)
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................   7,350,032    (868,453) (16,005,232)  14,797,406
Net assets at beginning
  of year....................  34,127,046  34,995,499  206,453,527  191,656,121
                              -----------  ----------  -----------  -----------
Net assets at end of
  period..................... $41,477,078  34,127,046  190,448,295  206,453,527
                              ===========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........   1,418,684   1,366,747    2,337,399    3,482,260
   Units redeemed............  (1,418,968) (1,541,025)  (3,988,703)  (3,535,689)
                              -----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................        (284)   (174,278)  (1,651,304)     (53,428)
                              ===========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           J.P. Morgan Series Trust II
                              --------------------------------------------------------
                                                 International Equity   Mid Cap Value
                                Bond Portfolio      Portfolio             Portfolio
                              -----------------  -------------------  ----------------
                                  Year ended        Year ended           Year ended
                                 December 31,      December 31,         December 31,
                              -----------------  -------------------  ----------------
                                2006      2005     2006      2005       2006     2005
                              --------  -------   -------    ------   -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  7,125    2,351     (975)     (235)      (203)    (246)
   Net realized gain
     (loss) on
     investments.............   (1,130)    (869)   2,358         6      9,338    2,271
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,722     (184)  14,336     3,015     11,040    1,524
   Capital gain
     distributions...........       --       68       --        --      1,714      154
                              --------  -------   -------    ------   -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    8,717    1,366   15,719     2,786     21,889    3,703
                              --------  -------   -------    ------   -------  -------
From capital
  transactions:
   Net premiums..............  102,347   87,489   53,886    58,380     76,756   41,320
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --       --       --        --         --       --
     Surrenders..............   (7,292) (14,327)  (1,330)       --     (9,578) (16,576)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (869)    (184)    (416)       (1)      (547)     (32)
     Capital
       contribution
       (withdrawal)..........       --       --       --        --         --       --
     Transfers (to) from
       the Guarantee
       Account...............   46,917   25,826    5,602    (6,180)    52,396   12,011
     Transfers (to) from
       other subaccounts.....   20,777    3,171   (7,703)   (6,067)   (22,099)     672
                              --------  -------   -------    ------   -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  161,880  101,975   50,039    46,132     96,928   37,395
                              --------  -------   -------    ------   -------  -------
Increase (decrease) in
  net assets.................  170,597  103,341   65,758    48,918    118,817   41,098
Net assets at beginning
  of year....................  154,728   51,387   55,330     6,412     84,879   43,781
                              --------  -------   -------    ------   -------  -------
Net assets at end of
  period..................... $325,325  154,728  121,088    55,330    203,696   84,879
                              ========  =======   =======    ======   =======  =======
Changes in units (note
  5):
   Units purchased...........   21,548   10,693    5,904     5,485     74,847    6,985
   Units redeemed............   (5,779)    (764)  (1,766)   (1,019)   (67,418)  (3,640)
                              --------  -------   -------    ------   -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   15,769    9,928    4,138     4,466      7,429    3,345
                              ========  =======   =======    ======   =======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              J.P. Morgan Series Trust II (continued)
                              --------------------------------------
                                    Small           U.S. Large Cap
                                   Company           Core Equity
                                  Portfolio           Portfolio
                              -------------------  -----------------
                                 Year ended           Year ended
                                December 31,         December 31,
                              -------------------  -----------------
                                2006       2005      2006     2005
                               --------   ------   -------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (264)      (76)     (116)      (6)
   Net realized gain
     (loss) on
     investments.............    4,489       (22)    1,400      (71)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       54       384       457       91
   Capital gain
     distributions...........      687       326        --       --
                               --------   ------   -------   ------
       Increase
         (decrease) in
         net assets from
         operations..........    4,966       612     1,741       14
                               --------   ------   -------   ------
From capital
  transactions:
   Net premiums..............    5,591    13,509    11,089    1,923
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --        --        --       --
     Surrenders..............   (2,088)       --    (1,813)      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (70)      (16)       --       --
     Capital
       contribution
       (withdrawal)..........       --        --        --       --
     Transfers (to) from
       the Guarantee
       Account...............    6,321    (2,490)    2,896   (5,237)
     Transfers (to) from
       other subaccounts.....      279       116    (1,273)      23
                               --------   ------   -------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   10,033    11,119    10,899   (3,291)
                               --------   ------   -------   ------
Increase (decrease) in
  net assets.................   14,999    11,731    12,640   (3,277)
Net assets at beginning
  of year....................   19,310     7,579     2,723    6,000
                               --------   ------   -------   ------
Net assets at end of
  period..................... $ 34,309    19,310    15,363    2,723
                               ========   ======   =======   ======
Changes in units (note
  5):
   Units purchased...........   60,911     1,356    76,064      365
   Units redeemed............  (60,260)     (678)  (75,247)    (605)
                               --------   ------   -------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      651       679       817     (240)
                               ========   ======   =======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      Janus Aspen Series
                              ------------------------------------------------------------------------
                                       Balanced                  Balanced           Fundamental
                                     Portfolio --              Portfolio --        Equity Portfolio --
                                 Institutional Shares         Service Shares       Institutional Shares
                              -------------------------  ------------------------  -------------------
                                      Year ended                Year ended           Year ended
                                     December 31,              December 31,         December 31,
                              -------------------------  ------------------------  -------------------
                                  2006          2005         2006         2005      2006       2005
                              ------------  -----------  -----------  -----------   ------     -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,556,942    2,262,177      467,711      625,062     (66)      (48)
   Net realized gain
     (loss) on
     investments.............   10,035,929    5,617,600    5,155,265    2,522,786     319        16
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,582,280    9,861,722    5,990,279    4,164,990     703     1,104
   Capital gain
     distributions...........           --           --           --           --      --        --
                              ------------  -----------  -----------  -----------   ------     -----
       Increase
         (decrease) in
         net assets from
         operations..........   22,175,151   17,741,499   11,613,255    7,312,838     956     1,072
                              ------------  -----------  -----------  -----------   ------     -----
From capital
  transactions:
   Net premiums..............      422,656      776,779   21,577,655   12,473,045   1,958       611
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (3,397,239)  (4,084,195)    (917,231)    (616,085)     --        --
     Surrenders..............  (53,358,053) (56,901,230) (12,127,962) (11,545,285)     --        --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (297,032)    (360,751)    (232,626)    (217,382)     --        --
     Capital
       contribution
       (withdrawal)..........           --           --           --           --      --        --
     Transfers (to) from
       the Guarantee
       Account...............     (833,344)    (940,751)   1,486,183      680,337     (11)       (1)
     Transfers (to) from
       other subaccounts.....   (6,607,685) (16,349,775)  (4,396,989)  (4,861,362)    976     1,641
                              ------------  -----------  -----------  -----------   ------     -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (64,070,697) (77,859,923)   5,389,030   (4,086,732)  2,923     2,251
                              ------------  -----------  -----------  -----------   ------     -----
Increase (decrease) in
  net assets.................  (41,895,546) (60,118,424)  17,002,285    3,226,106   3,879     3,323
Net assets at beginning
  of year....................  280,975,744  341,094,168  129,247,866  126,021,760   9,547     6,224
                              ------------  -----------  -----------  -----------   ------     -----
Net assets at end of
  period..................... $239,080,198  280,975,744  146,250,151  129,247,866  13,426     9,547
                              ============  ===========  ===========  ===========   ======     =====
Changes in units (note
  5):
   Units purchased...........      999,006    1,379,469    4,160,309    2,159,132     375       234
   Units redeemed............   (3,956,725)  (5,411,352)  (3,624,577)  (2,606,978)   (115)       (7)
                              ------------  -----------  -----------  -----------   ------     -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (2,957,719)  (4,031,883)     535,732     (447,847)    260       226
                              ============  ===========  ===========  ===========   ======     =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------
                                    Flexible Bond                 Forty                    Forty
                                    Portfolio --              Portfolio --             Portfolio --
                                Institutional Shares      Institutional Shares        Service Shares
                              ------------------------  ------------------------  ----------------------
                                     Year ended                Year ended               Year ended
                                    December 31,              December 31,             December 31,
                              ------------------------  ------------------------  ----------------------
                                  2006         2005         2006         2005        2006        2005
                              -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,169,469    1,752,122   (1,325,395)  (1,737,759)   (412,745)   (382,606)
   Net realized gain
     (loss) on
     investments.............  (1,174,053)    (968,930)   5,779,991    3,023,119   1,590,535   1,219,554
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     817,008   (1,961,412)   3,446,043   12,958,072   1,436,524   1,774,124
   Capital gain
     distributions...........      76,285    1,418,830           --           --          --          --
                              -----------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     888,709      240,610    7,900,639   14,243,432   2,614,314   2,611,072
                              -----------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............     135,775       72,417      363,823      380,912  11,687,928   1,404,697
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (599,649)    (889,018)  (1,466,854)    (766,788)    (41,483)    (99,516)
     Surrenders..............  (6,942,283)  (9,648,209) (22,946,951) (21,396,495) (2,287,749) (2,222,509)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (39,441)     (51,618)    (147,400)    (194,721)    (39,543)    (39,597)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (36,534)    (505,469)    (208,040)    (523,367)    511,044     148,184
     Transfers (to) from
       other subaccounts.....  (1,068,895)  (2,992,241)  (9,932,994)  (8,201,836) (1,870,278)   (120,744)
                              -----------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,551,027) (14,014,138) (34,338,416) (30,702,295)  7,959,919    (929,485)
                              -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (7,662,318) (13,773,528) (26,437,777) (16,458,863) 10,574,233   1,681,587
Net assets at beginning
  of year....................  40,939,705   54,713,233  133,263,572  149,722,435  26,279,210  24,597,623
                              -----------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $33,277,387   40,939,705  106,825,795  133,263,572  36,853,443  26,279,210
                              ===========  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     423,536      498,668      775,143    1,551,169   1,775,132     690,504
   Units redeemed............    (950,025)  (1,371,945)  (2,673,794)  (3,502,093) (1,083,080)   (836,131)
                              -----------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (526,489)    (873,278)  (1,898,651)  (1,950,924)    692,052    (145,627)
                              ===========  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology      International Growth
                                    Portfolio --            Portfolio --             Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2006        2005        2006        2005         2006         2005
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (230,400)   (246,508)   (178,048)   (195,001)     669,520     (246,019)
   Net realized gain
     (loss) on
     investments.............   1,809,226   1,134,600     889,964     146,908   23,654,399    9,362,424
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (870,780)    830,132       1,744   1,065,694   28,009,501   18,450,421
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........     708,046   1,718,224     713,660   1,017,601   52,333,420   27,566,826
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      46,346      67,570      39,479      84,250      695,386      176,598
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (19,035)    (57,126)    (86,863)    (24,490)    (951,535)    (367,909)
     Surrenders..............  (2,020,674) (2,221,033) (1,658,839) (2,110,038) (23,156,472) (14,689,715)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,225)    (21,647)    (20,363)    (23,186)    (151,159)    (107,157)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      66,107     (32,128)    163,802     (53,265)     462,067     (562,258)
     Transfers (to) from
       other subaccounts.....  (1,417,514)    859,607  (1,050,897) (1,728,524)  20,509,266   11,338,968
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,364,995) (1,404,757) (2,613,681) (3,855,253)  (2,592,447)  (4,211,473)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................  (2,656,949)    313,467  (1,900,021) (2,837,652)  49,740,973   23,355,353
Net assets at beginning
  of year....................  15,546,316  15,232,849  13,088,544  15,926,196  119,506,897   96,151,544
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $12,889,367  15,546,316  11,188,523  13,088,544  169,247,870  119,506,897
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........     714,947   1,145,875   1,591,459   1,317,287    3,276,204    2,647,056
   Units redeemed............  (1,046,573) (1,277,107) (2,259,219) (2,468,978)  (3,269,455)  (2,807,972)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (331,626)   (131,232)   (667,760) (1,151,692)       6,749     (160,915)
                              ===========  ==========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                International Growth       Large Cap Growth         Large Cap Growth
                                    Portfolio --             Portfolio --             Portfolio --
                                   Service Shares        Institutional Shares        Service Shares
                              -----------------------  ------------------------  ----------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ----------------------
                                  2006        2005         2006         2005        2006        2005
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    81,559    (121,420)  (1,381,465)  (1,881,583)   (171,010)   (208,164)
   Net realized gain
     (loss) on
     investments.............   3,077,693   1,742,166      357,622   (5,014,704)    244,704     109,627
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   7,601,879   4,789,701   14,208,349   10,507,382   1,114,523     390,083
   Capital gain
     distributions...........          --          --           --           --          --          --
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........  10,761,131   6,410,447   13,184,506    3,611,095   1,188,217     291,546
                              -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............          --      22,667      359,280      609,901      85,312     106,486
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (163,810)    (26,329)  (1,873,213)  (1,233,977)    (90,468)   (103,737)
     Surrenders..............  (2,237,408) (1,460,279) (25,413,001) (27,672,159) (1,283,397) (1,320,783)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (58,819)    (47,297)    (178,445)    (222,709)    (16,286)    (18,094)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (59,078)    (58,005)    (583,962)  (1,233,334)    (31,236)     14,830
     Transfers (to) from
       other subaccounts.....  (2,692,554) (4,232,442)  (7,221,584) (14,276,457)   (241,430) (1,728,348)
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,211,669) (5,801,685) (34,910,925) (44,028,735) (1,577,505) (3,049,646)
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................   5,549,462     608,762  (21,726,419) (40,417,640)   (389,288) (2,758,100)
Net assets at beginning
  of year....................  26,589,003  25,980,241  156,160,648  196,578,288  13,753,381  16,511,481
                              -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $32,138,465  26,589,003  134,434,229  156,160,648  13,364,093  13,753,381
                              ===========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      76,734     259,837      606,994      996,476     183,218     157,150
   Units redeemed............    (514,485)   (923,281)  (2,797,924)  (3,941,561)   (433,273)   (647,422)
                              -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (437,751)   (663,444)  (2,190,930)  (2,945,085)   (250,055)   (490,272)
                              ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Janus Aspen Series (continued)
                            ---------------------------------------------------------------------------------------------------
                                  Mid Cap Growth           Mid Cap Growth          Worldwide Growth         Worldwide Growth
                                   Portfolio --             Portfolio --             Portfolio --             Portfolio --
                               Institutional Shares        Service Shares        Institutional Shares        Service Shares
                            -------------------------  ----------------------  ------------------------  ----------------------
                                    Year ended               Year ended               Year ended               Year ended
                                   December 31,             December 31,             December 31,             December 31,
                            -------------------------  ----------------------  ------------------------  ----------------------
                                2006          2005        2006        2005         2006         2005        2006        2005
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense).............. $ (1,655,115)  (1,798,909)   (217,261)   (221,242)     480,343     (174,482)      4,308     (69,526)
   Net realized gain
    (loss) on investments..      964,481   (5,982,011)    736,681     544,446   (2,205,245)  (9,988,420)    378,395      16,935
   Change in unrealized
    appreciation
    (depreciation) on
    investments............   13,363,943   19,964,655     989,182     926,883   26,616,988   17,085,523   2,134,764     700,384
   Capital gain
    distributions..........           --           --          --          --           --           --          --          --
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....   12,673,309   12,183,735   1,508,602   1,250,087   24,892,086    6,922,621   2,517,467     647,793
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
From capital
 transactions:
   Net premiums............      224,715      497,747      82,894      68,696      431,921      593,119      83,425     354,202
   Transfers (to) from
    the general account
    of Genworth Life &
    Annuity:
    Death benefits.........     (794,718)    (785,887)    (89,820)    (65,470)  (1,792,477)  (1,838,598)    (43,903)   (130,432)
    Surrenders.............  (18,317,529) (17,425,631) (1,213,186) (1,068,804) (29,502,587) (34,384,685) (1,605,861) (1,359,811)
    Cost of insurance
     and administrative
     expense (note 4a).....     (152,486)    (173,797)    (18,144)    (20,192)    (191,228)    (235,385)    (18,986)    (20,186)
    Capital contribution
     (withdrawal)..........           --           --          --          --           --           --          --          --
    Transfers (to) from
     the Guarantee
     Account...............       98,996     (437,445)     25,639     (23,846)    (635,520)  (1,144,889)    (17,845)     (2,739)
    Transfers (to) from
     other subaccounts.....   (9,087,388)  (8,308,966)   (463,838) (1,645,419)  (8,381,406) (15,947,430) (1,816,361) (1,633,203)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)............  (28,028,410) (26,633,979) (1,676,455) (2,755,035) (40,071,297) (52,957,868) (3,419,531) (2,792,169)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................  (15,355,101) (14,450,244)   (167,853) (1,504,948) (15,179,211) (46,035,247)   (902,064) (2,144,376)
Net assets at beginning
 of year...................  122,136,039  136,586,283  14,045,442  15,550,390  179,660,520  225,695,767  18,412,629  20,557,005
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $106,780,938  122,136,039  13,877,589  14,045,442  164,481,309  179,660,520  17,510,565  18,412,629
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
 5):
   Units purchased.........      608,520      762,336     332,865     669,193      582,198      825,648     166,068     356,751
   Units redeemed..........   (2,082,379)  (2,384,596)   (628,819) (1,216,182)  (2,480,201)  (3,457,735)   (701,884)   (835,023)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2006
    and 2005...............   (1,473,859)  (1,622,260)   (295,954)   (546,989)  (1,898,003)  (2,632,088)   (535,816)   (478,272)
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     JPMorgan Insurance Trust
                              -------------------------------------
                                                          JPMorgan
                                             JPMorgan    Insurance
                                JPMorgan    Insurance      Trust
                               Insurance      Trust     Diversified
                               Trust Core  Diversified    Mid Cap
                                  Bond        Equity       Growth
                              Portfolio 1  Portfolio 1  Portfolio 1
                              ------------ ------------ ------------
                              Period from  Period from  Period from
                                May 1 to     May 1 to     May 1 to
                              December 31, December 31, December 31,
                              ------------ ------------ ------------
                                  2006         2006         2006
                              ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $   (6,927)      (20)         (20)
   Net realized gain
     (loss) on
     investments.............       4,301         1            1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      16,503       419          363
   Capital gain
     distributions...........          --        --           --
                               ----------     -----        -----
       Increase
         (decrease) in
         net assets from
         operations..........      13,877       400          344
                               ----------     -----        -----
From capital
  transactions:
   Net premiums..............   1,499,418     4,000        4,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........          --        --           --
     Surrenders..............     (76,365)       --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....          --        --           --
     Capital
       contribution
       (withdrawal)..........          --        --           --
     Transfers (to) from
       the Guarantee
       Account...............     136,586       (11)         (37)
     Transfers (to) from
       other subaccounts.....       7,424        --           --
                               ----------     -----        -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,567,063     3,989        3,963
                               ----------     -----        -----
Increase (decrease) in
  net assets.................   1,580,940     4,389        4,307
Net assets at beginning
  of year....................          --        --           --
                               ----------     -----        -----
Net assets at end of
  period.....................  $1,580,940     4,389        4,307
                               ==========     =====        =====
Changes in units (note
  5):
   Units purchased...........     195,754       403          438
   Units redeemed............     (43,874)       (5)          (8)
                               ----------     -----        -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     151,880       398          430
                               ==========     =====        =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     JPMorgan Insurance Trust (continued)
                              --------------------------------------------------
                                             JPMorgan     JPMorgan     JPMorgan
                                JPMorgan    Insurance    Insurance    Insurance
                               Insurance      Trust        Trust        Trust
                              Trust Equity  Government    Intrepid     Intrepid
                                 Index         Bond       Mid Cap       Growth
                              Portfolio 1  Portfolio 1  Portfolio 1  Portfolio 1
                              ------------ ------------ ------------ ------------
                              Period from  Period from  Period from  Period from
                                May 1 to     May 1 to     May 1 to     May 1 to
                              December 31, December 31, December 31, December 31,
                              ------------ ------------ ------------ ------------
                                  2006         2006         2006         2006
                              ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $   (18)       (6,754)       (24)         (19)
   Net realized gain
     (loss) on
     investments.............        --         4,316          1            1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       232        14,615        324          295
   Capital gain
     distributions...........        --            --         --           --
                                -------     ---------      -----        -----
       Increase
         (decrease) in
         net assets from
         operations..........       214        12,177        301          277
                                -------     ---------      -----        -----
From capital
  transactions:
   Net premiums..............    13,135     1,407,822      9,348        4,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........        --            --         --           --
     Surrenders..............        --       (76,542)        --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....        --            --         --           --
     Capital
       contribution
       (withdrawal)..........        --            --         --           --
     Transfers (to) from
       the Guarantee
       Account...............       (21)      151,973          6          (22)
     Transfers (to) from
       other subaccounts.....        --         7,349         --           --
                                -------     ---------      -----        -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    13,114     1,490,602      9,354        3,978
                                -------     ---------      -----        -----
Increase (decrease) in
  net assets.................    13,328     1,502,779      9,655        4,255
Net assets at beginning
  of year....................        --            --         --           --
                                -------     ---------      -----        -----
Net assets at end of
  period.....................   $13,328     1,502,779      9,655        4,255
                                =======     =========      =====        =====
Changes in units (note
  5):
   Units purchased...........     1,226       188,979        939          423
   Units redeemed............        --       (44,649)        --           (6)
                                -------     ---------      -----        -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     1,226       144,330        939          417
                                =======     =========      =====        =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Legg Mason Partners Variable Portfolios I, Inc.
                              -----------------------------------------------------------------------------------
                                                                                             Legg Mason Partners
                              Legg Mason Partners Variable  Legg Mason Partners Variable   Variable Strategic Bond
                              All Cap Portfolio -- Class II Investors Portfolio -- Class I  Portfolio -- Class I
                              ----------------------------  -----------------------------  ----------------------
                                     Year ended                    Year ended                    Year ended
                                    December 31,                  December 31,                  December 31,
                              ----------------------------  -----------------------------  ----------------------
                                  2006           2005           2006           2005           2006        2005
                               -----------     ----------    -----------     ----------    ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (46,423)      (134,546)        30,240       (182,198)     1,311,146   1,928,019
   Net realized gain
     (loss) on
     investments.............     731,584        267,812      3,438,458      1,822,264       (613,737)     51,898
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,284,760        186,834      2,151,262        537,936        478,711  (2,172,053)
   Capital gain
     distributions...........     605,574         11,005        949,703             --         35,316     624,055
                               -----------     ----------    -----------     ----------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,575,495        331,105      6,569,663      2,178,002      1,211,436     431,919
                               -----------     ----------    -----------     ----------    ----------  ----------
From capital
  transactions:
   Net premiums..............   2,529,616      2,328,544         26,441        163,809         90,608      43,307
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (9,532)       (73,592)      (193,998)      (196,856)      (510,828)   (337,916)
     Surrenders..............    (965,720)      (682,296)   (10,422,631)    (6,484,075)    (7,497,800) (7,260,118)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (50,902)       (42,676)       (46,301)       (54,172)       (38,319)    (43,114)
     Capital
       contribution
       (withdrawal)..........          --             --             --             --             --          --
     Transfers (to) from
       the Guarantee
       Account...............     176,250        181,690         13,708       (272,264)        65,671     396,389
     Transfers (to) from
       other subaccounts.....  (1,055,561)      (774,240)    (1,685,789)    (3,093,172)      (128,710)  1,327,569
                               -----------     ----------    -----------     ----------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     624,151        937,430    (12,308,570)    (9,936,730)    (8,019,378) (5,873,883)
                               -----------     ----------    -----------     ----------    ----------  ----------
Increase (decrease) in
  net assets.................   3,199,646      1,268,535     (5,738,907)    (7,758,728)    (6,807,942) (5,441,964)
Net assets at beginning
  of year....................  15,619,283     14,350,748     44,991,942     52,750,670     41,732,149  47,174,113
                               -----------     ----------    -----------     ----------    ----------  ----------
Net assets at end of
  period..................... $18,818,929     15,619,283     39,253,035     44,991,942     34,924,207  41,732,149
                               ===========     ==========    ===========     ==========    ==========  ==========
Changes in units (note
  5):
   Units purchased...........     582,300        412,725        328,112        449,698        476,715     906,879
   Units redeemed............    (515,235)      (333,440)    (1,120,152)    (1,141,782)    (1,037,787) (1,320,365)
                               -----------     ----------    -----------     ----------    ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      67,065         79,285       (792,040)      (692,084)      (561,072)   (413,485)
                               ===========     ==========    ===========     ==========    ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                           Legg Mason Partners
                              Legg Mason Partners Variable Portfolios I, Inc. (continued) Variable Portfolios II
                              ----------------------------------------------------------  -------------------------
                                Legg Mason Partners            Legg Mason Partners         Legg Mason Partners
                               Variable Total Return          Variable Total Return       Variable Aggressive Growth
                                Portfolio -- Class I          Portfolio -- Class II       Portfolio -- Class II
                              ----------------------------  ----------------------------  -------------------------
                                                                           Period from
                                     Year ended              Year ended    April 29 to          Year ended
                                    December 31,            December 31,   December 31,        December 31,
                              ----------------------------  ------------   ------------   -------------------------
                                  2006           2005           2006           2005          2006          2005
                               -----------     ----------   ------------   ------------    ----------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    61,476         72,837         62,227        29,615       (168,835)    (109,332)
   Net realized gain
     (loss) on
     investments.............     495,984        377,234         59,599           565        547,935      118,522
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     607,417       (307,022)       398,764       (28,004)       481,755      599,012
   Capital gain
     distributions...........     235,394         79,353        191,539         6,544             --           --
                               -----------     ----------    ----------     ---------      ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   1,400,271        222,402        712,129         8,720        860,855      608,202
                               -----------     ----------    ----------     ---------      ----------    ---------
From capital
  transactions:
   Net premiums..............       1,912         23,851      7,549,250     1,800,771      2,132,562    2,134,554
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (233,709)      (146,833)            --            --            716           --
     Surrenders..............  (2,527,435)    (2,062,956)      (246,665)       (2,081)      (566,616)    (435,693)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (13,421)       (14,533)        (1,221)           --        (20,885)     (13,532)
     Capital
       contribution
       (withdrawal)..........          --             --             --            --             --           --
     Transfers (to) from
       the Guarantee
       Account...............    (103,192)      (103,953)       220,148       267,301        227,820      139,753
     Transfers (to) from
       other subaccounts.....    (306,991)      (932,791)       598,634        10,851        374,084      114,776
                               -----------     ----------    ----------     ---------      ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,182,836)    (3,237,215)     8,120,146     2,076,842      2,147,681    1,939,858
                               -----------     ----------    ----------     ---------      ----------    ---------
Increase (decrease) in
  net assets.................  (1,782,565)    (3,014,813)     8,832,275     2,085,562      3,008,536    2,548,060
Net assets at beginning
  of year....................  14,823,394     17,838,207      2,085,562            --      8,446,501    5,898,441
                               -----------     ----------    ----------     ---------      ----------    ---------
Net assets at end of
  period..................... $13,040,829     14,823,394     10,917,837     2,085,562     11,455,037    8,446,501
                               ===========     ==========    ==========     =========      ==========    =========
Changes in units (note
  5):
   Units purchased...........      91,054        183,525      1,003,576       229,360        552,427      303,284
   Units redeemed............    (339,000)      (455,567)      (242,955)      (28,910)      (393,815)    (139,550)
                               -----------     ----------    ----------     ---------      ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (247,946)      (272,042)       760,621       200,450        158,612      163,734
                               ===========     ==========    ==========     =========      ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  MFS(R) Variable Insurance Trust
                              ----------------------------------------------------------------------------
                              MFS(R) Investors Growth Stock MFS(R) Investors Trust   MFS(R) New Discovery
                                     Series --                     Series --               Series --
                                Service Class Shares         Service Class Shares    Service Class Shares
                              ----------------------------  ----------------------  ----------------------
                                     Year ended                   Year ended              Year ended
                                    December 31,                 December 31,            December 31,
                              ----------------------------  ----------------------  ----------------------
                                  2006           2005          2006        2005        2006        2005
                               -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (387,156)      (354,101)     (280,116)   (268,926)   (581,546)   (575,548)
   Net realized gain
     (loss) on
     investments.............     667,104        342,090       949,911     589,479   1,727,357   1,018,671
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,095,074        599,770     1,564,096     817,854   2,052,896     580,314
   Capital gain
     distributions...........          --             --            --          --     693,054          --
                               -----------     ----------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,375,022        587,759     2,233,891   1,138,407   3,891,761   1,023,437
                               -----------     ----------   ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   1,627,017      1,467,140       626,445   1,222,572   1,269,889   2,582,377
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (222,489)      (295,057)     (135,321)   (175,333)   (330,954)    (42,418)
     Surrenders..............  (1,960,666)    (1,793,175)   (1,956,889) (1,247,758) (3,053,743) (3,206,295)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (44,945)       (44,244)      (41,183)    (38,762)    (68,638)    (62,740)
     Capital
       contribution
       (withdrawal)..........          --             --            --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     246,396        114,268       110,881      87,398     212,401     (24,711)
     Transfers (to) from
       other subaccounts.....  (1,370,120)    (1,579,563)   (1,189,678) (1,319,346) (2,462,140) (4,466,665)
                               -----------     ----------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,724,807)    (2,130,631)   (2,585,745) (1,471,229) (4,433,185) (5,220,452)
                               -----------     ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................    (349,785)    (1,542,872)     (351,854)   (332,822)   (541,424) (4,197,015)
Net assets at beginning
  of year....................  25,465,472     27,008,344    21,954,829  22,287,651  37,883,708  42,080,723
                               -----------     ----------   ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $25,115,687     25,465,472    21,602,975  21,954,829  37,342,284  37,883,708
                               ===========     ==========   ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     548,471        417,153       201,307     278,398     722,208     916,295
   Units redeemed............    (871,658)      (809,067)     (482,369)   (475,249) (1,177,905) (1,579,908)
                               -----------     ----------   ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (323,187)      (391,914)     (281,062)   (196,850)   (455,697)   (663,613)
                               ===========     ==========   ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) Variable Insurance Trust (continued)
                              ---------------------------------------------------------------------
                              MFS(R) Strategic        MFS(R) Total Return       MFS(R) Utilities
                              Income Series --             Series --                Series --
                              Service Class Shares   Service Class Shares     Service Class Shares
                              -------------------  ------------------------  ----------------------
                                                                Period from
                                Year ended          Year ended  April 29 to        Year ended
                               December 31,        December 31, December 31,      December 31,
                              -------------------  ------------ ------------ ----------------------
                                2006       2005        2006         2005        2006        2005
                               -------     -----   ------------ ------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   490        (3)       116,486      (96,299)    152,520    (462,114)
   Net realized gain
     (loss) on
     investments.............     (55)        2        131,886       14,843   5,150,568   4,438,600
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,117        22      2,893,280      190,993   6,038,058   2,309,286
   Capital gain
     distributions...........      84        --        829,403        1,043   1,923,936          --
                               -------     -----    ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,636        21      3,971,055      110,580  13,265,082   6,285,772
                               -------     -----    ----------   ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   3,879        --     32,121,940   17,569,109   3,810,375   4,362,913
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      --        --         (3,496)          --    (336,097)   (302,166)
     Surrenders..............    (371)     (283)    (1,653,789)    (394,278) (5,218,467) (3,695,859)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (48)       --        (24,960)        (963)    (96,925)    (85,687)
     Capital
       contribution
       (withdrawal)..........      --        --             --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............  36,816     3,483      1,021,843      477,795   1,183,417     972,846
     Transfers (to) from
       other subaccounts.....   2,333       120     (1,060,372)   2,703,626     207,435    (253,677)
                               -------     -----    ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  42,609     3,320     30,401,166   20,355,289    (450,262)    998,370
                               -------     -----    ----------   ----------  ----------  ----------
Increase (decrease) in
  net assets.................  44,245     3,341     34,372,221   20,465,869  12,814,820   7,284,142
Net assets at beginning
  of year....................   3,341        --     20,497,068       31,199  46,069,110  38,784,968
                               -------     -----    ----------   ----------  ----------  ----------
Net assets at end of
  period..................... $47,586     3,341     54,869,289   20,497,068  58,883,930  46,069,110
                               =======     =====    ==========   ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   6,663       328      4,392,734    2,191,126   1,469,199   1,896,606
   Units redeemed............  (2,857)      (26)    (1,542,801)    (274,357) (1,560,619) (1,823,088)
                               -------     -----    ----------   ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   3,806       302      2,849,933    1,916,769     (91,420)     73,519
                               =======     =====    ==========   ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Old Mutual Insurance Series Fund
                              -----------------------------------------------
                                Old Mutual Growth II    Old Mutual Large Cap
                                     Portfolio            Growth Portfolio
                              -----------------------  ----------------------
                                     Year ended              Year ended
                                    December 31,            December 31,
                              -----------------------  ----------------------
                                  2006        2005        2006        2005
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (118,661)   (133,948)   (158,545)   (195,427)
   Net realized gain
     (loss) on
     investments.............     464,948     169,478     422,269      77,732
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     118,864     792,514     201,536     339,203
   Capital gain
     distributions...........          --          --          --          --
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     465,151     828,044     465,260     221,508
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       5,689       1,534      17,330       2,635
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (56,415)   (156,277)    (71,792)    (59,562)
     Surrenders..............  (1,944,530) (1,283,053) (2,243,622) (2,928,300)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (12,175)    (14,346)    (15,258)    (19,293)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      35,815    (164,270)    (92,810)   (124,333)
     Transfers (to) from
       other subaccounts.....    (750,099)   (758,686) (1,023,445)   (964,914)
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,721,715) (2,375,098) (3,429,597) (4,093,767)
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (2,256,564) (1,547,054) (2,964,337) (3,872,259)
Net assets at beginning
  of year....................   9,470,813  11,017,867  13,136,317  17,008,576
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $ 7,214,249   9,470,813  10,171,980  13,136,317
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     162,184     313,601      53,805     163,543
   Units redeemed............    (413,656)   (563,419)   (253,201)   (424,279)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................    (251,472)   (249,818)   (199,396)   (260,737)
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------
                                     Oppenheimer          Oppenheimer Balanced      Oppenheimer Capital
                                       Balanced                Fund/VA --              Appreciation
                                       Fund/VA               Service Shares               Fund/VA
                              -------------------------  ----------------------  ------------------------
                                      Year ended               Year ended               Year ended
                                     December 31,             December 31,             December 31,
                              -------------------------  ----------------------  ------------------------
                                  2006          2005        2006        2005         2006         2005
                              ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    982,309      308,955     137,772     (93,896)  (1,274,607)    (645,810)
   Net realized gain
     (loss) on
     investments.............    1,100,489    2,555,057     (25,918)     30,210    4,995,838    3,162,593
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      967,889   (3,926,621)  2,106,542      (3,339)   3,779,772    1,890,648
   Capital gain
     distributions...........    2,776,619    2,780,084   1,288,593     470,942           --           --
                              ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,827,306    1,717,475   3,506,989     403,917    7,501,003    4,407,431
                              ------------  -----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............       87,678      124,075  17,604,599  12,370,137       96,777      266,531
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (578,459)  (1,250,787)    (90,255)     (1,785)  (1,087,648)  (1,434,458)
     Surrenders..............  (11,995,955) (13,275,088) (2,193,350)   (726,899) (23,341,964) (26,554,446)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (67,261)     (83,401)    (52,035)    (19,018)    (134,562)    (166,464)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............      (93,307)     340,936     732,603     872,991     (496,525)  (1,073,900)
     Transfers (to) from
       other subaccounts.....   (2,398,887)   2,830,446  (2,864,975)  4,559,693   (6,096,148)  (9,690,882)
                              ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,046,191) (11,313,819) 13,136,587  17,055,119  (31,060,070) (38,653,619)
                              ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................   (9,218,885)  (9,596,344) 16,643,576  17,459,036  (23,559,067) (34,246,188)
Net assets at beginning
  of year....................   71,608,311   81,204,655  26,838,187   9,379,151  137,163,567  171,409,755
                              ------------  -----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $ 62,389,426   71,608,311  43,481,763  26,838,187  113,604,500  137,163,567
                              ============  ===========  ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........      246,728      991,719   3,421,649   1,971,731      479,628      756,272
   Units redeemed............     (768,322)  (1,376,413) (2,121,563)   (395,379)  (1,532,530)  (2,217,198)
                              ------------  -----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (521,594)    (384,693)  1,300,086   1,576,352   (1,052,902)  (1,460,926)
                              ============  ===========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------------------------------------
                                Oppenheimer Capital
                                    Appreciation              Oppenheimer        Oppenheimer Global Securities
                                     Fund/VA --                Core Bond                Fund/VA --
                                   Service Shares               Fund/VA               Service Shares
                              -----------------------  ------------------------  ----------------------------
                                     Year ended               Year ended                Year ended
                                    December 31,             December 31,              December 31,
                              -----------------------  ------------------------  ----------------------------
                                  2006        2005         2006         2005         2006           2005
                              -----------  ----------  -----------  -----------   -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (202,730)   (111,438)   2,604,846    3,034,631     (835,357)      (724,970)
   Net realized gain
     (loss) on
     investments.............     624,397     327,199     (709,730)     (40,778)   9,168,042      8,213,019
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     462,227     225,502      260,222   (2,131,497)   2,546,591      4,864,493
   Capital gain
     distributions...........          --          --           --           --    6,724,268             --
                              -----------  ----------  -----------  -----------   -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........     883,894     441,263    2,155,338      862,356   17,603,544     12,352,542
                              -----------  ----------  -----------  -----------   -----------    -----------
From capital
  transactions:
   Net premiums..............   1,775,701   2,231,282       99,893      127,347    9,107,642     11,400,234
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........          --     (45,564)    (863,905)    (881,547)    (486,001)      (495,461)
     Surrenders..............  (1,018,016) (1,166,329) (13,480,762) (15,689,547)  (7,628,186)    (5,464,532)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (38,163)    (34,788)     (70,401)     (85,593)    (246,695)      (194,249)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --           --             --
     Transfers (to) from
       the Guarantee
       Account...............     451,256     136,829      295,562     (197,401)   2,996,744      1,991,142
     Transfers (to) from
       other subaccounts.....    (513,712)   (684,546)     728,334    1,381,471  (10,862,951)    (4,482,431)
                              -----------  ----------  -----------  -----------   -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     657,066     436,884  (13,291,279) (15,345,270)  (7,119,447)     2,754,703
                              -----------  ----------  -----------  -----------   -----------    -----------
Increase (decrease) in
  net assets.................   1,540,960     878,147  (11,135,941) (14,482,914)  10,484,097     15,107,245
Net assets at beginning
  of year....................  14,343,454  13,465,307   69,115,980   83,598,894  118,406,867    103,299,622
                              -----------  ----------  -----------  -----------   -----------    -----------
Net assets at end of
  period..................... $15,884,414  14,343,454   57,980,039   69,115,980  128,890,964    118,406,867
                              ===========  ==========  ===========  ===========   ===========    ===========
Changes in units (note
  5):
   Units purchased...........     617,655     494,977      698,730      824,729    2,974,365      4,027,286
   Units redeemed............    (559,625)   (463,057)  (1,257,988)  (1,528,149)  (3,656,432)    (4,020,088)
                              -----------  ----------  -----------  -----------   -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      58,030      31,920     (559,258)    (703,419)    (682,067)         7,198
                              ===========  ==========  ===========  ===========   ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------------------------------
                                                                                   Oppenheimer Main Street
                               Oppenheimer High Income    Oppenheimer Main Street   Small Cap Fund/VA --
                                       Fund/VA           Fund/VA -- Service Shares     Service Shares
                              -------------------------  ------------------------  ----------------------
                                                                      Period from
                                      Year ended          Year ended  April 29 to        Year ended
                                     December 31,        December 31, December 31,      December 31,
                              -------------------------  ------------ ------------ ----------------------
                                  2006          2005         2006         2005        2006        2005
                              ------------  -----------  ------------ ------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,047,547    4,269,315     (454,666)    (204,815)   (542,063)   (395,794)
   Net realized gain
     (loss) on
     investments.............   (1,038,263)  (1,283,789)   3,191,212    1,458,829   2,392,206   1,146,878
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,720,366   (2,421,910)   5,635,651      988,795   1,287,236     612,287
   Capital gain
     distributions...........           --           --           --           --     976,335     639,788
                              ------------  -----------   ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........    4,729,650      563,616    8,372,197    2,242,809   4,113,714   2,003,159
                              ------------  -----------   ----------   ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      127,984      204,669   21,982,059    2,469,447   8,387,839   6,732,669
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........   (1,243,259)  (1,311,522)    (570,720)    (240,176)    (17,496)    (68,799)
     Surrenders..............  (13,561,465) (15,354,071)  (5,550,538)  (4,375,024) (1,994,701) (1,010,447)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (58,925)     (75,138)    (108,555)    (105,868)    (87,192)    (59,307)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      371,797     (840,563)   1,568,613      508,756   1,553,925     446,398
     Transfers (to) from
       other subaccounts.....   (2,203,122)  (2,627,201)  (1,228,323)  (2,123,973)   (713,897) (2,066,383)
                              ------------  -----------   ----------   ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (16,566,990) (20,003,826)  16,092,536   (3,866,838)  7,128,478   3,974,131
                              ------------  -----------   ----------   ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (11,837,340) (19,440,210)  24,464,733   (1,624,029) 11,242,192   5,977,290
Net assets at beginning
  of year....................   70,448,540   89,888,750   57,023,798   58,647,827  30,629,884  24,652,594
                              ------------  -----------   ----------   ----------  ----------  ----------
Net assets at end of
  period..................... $ 58,611,200   70,448,540   81,488,531   57,023,798  41,872,076  30,629,884
                              ============  ===========   ==========   ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      687,318      790,430    3,412,925      678,599   1,668,241   1,091,888
   Units redeemed............   (1,279,802)  (1,542,544)  (2,077,362)  (1,167,491) (1,235,251)   (830,972)
                              ------------  -----------   ----------   ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (592,484)    (752,114)   1,335,563     (488,892)    432,990     260,916
                              ============  ===========   ==========   ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------
                                                          Oppenheimer MidCap
                              Oppenheimer MidCap Fund/VA Fund/VA -- Service Shares
                              -------------------------  ------------------------
                                      Year ended              Year ended
                                     December 31,            December 31,
                              -------------------------  ------------------------
                                  2006          2005        2006         2005
                              ------------  -----------   ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,180,660)  (1,316,663)  (101,378)     (88,029)
   Net realized gain
     (loss) on
     investments.............    3,238,935      296,370    324,881      298,898
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (642,714)  10,576,505   (189,070)     318,085
   Capital gain
     distributions...........           --           --         --           --
                              ------------  -----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........    1,415,561    9,556,212     34,433      528,954
                              ------------  -----------   ---------    ---------
From capital
  transactions:
   Net premiums..............      126,370      263,302    385,338      630,997
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (961,371)    (745,354)   (23,133)     (42,672)
     Surrenders..............  (13,821,686) (14,601,139)  (345,999)    (958,724)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (87,200)    (103,342)   (15,346)     (12,170)
     Capital
       contribution
       (withdrawal)..........           --           --         --           --
     Transfers (to) from
       the Guarantee
       Account...............     (249,549)    (317,480)   192,596       19,446
     Transfers (to) from
       other subaccounts.....   (5,241,427)  (3,388,724)  (393,046)     438,818
                              ------------  -----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (20,234,863) (18,892,737)  (199,590)      75,695
                              ------------  -----------   ---------    ---------
Increase (decrease) in
  net assets.................  (18,819,302)  (9,336,525)  (165,157)     604,649
Net assets at beginning
  of year....................   94,098,532  103,435,057  6,216,663    5,612,014
                              ------------  -----------   ---------    ---------
Net assets at end of
  period..................... $ 75,279,230   94,098,532  6,051,506    6,216,663
                              ============  ===========   =========    =========
Changes in units (note
  5):
   Units purchased...........      393,978      428,389    139,873      224,161
   Units redeemed............   (1,061,845)  (1,114,360)  (154,432)    (221,681)
                              ------------  -----------   ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     (667,867)    (685,971)   (14,559)       2,480
                              ============  ===========   =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust
                              --------------------------------------------------------------------------------
                                                        Foreign Bond Portfolio
                               All Asset Portfolio --   (U.S. Dollar Hedged) --      High Yield Portfolio --
                                Advisor Class Shares    Administrative Class Shares Administrative Class Shares
                              ------------------------  --------------------------  --------------------------
                                           Period from
                               Year ended  April 29 to        Year ended                   Year ended
                              December 31, December 31,      December 31,                 December 31,
                              ------------ ------------ --------------------------  --------------------------
                                  2006         2005        2006          2005           2006          2005
                              ------------ ------------  ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   319,468     117,037      276,049       197,340      5,304,907     4,791,650
   Net realized gain
     (loss) on
     investments.............     (54,598)       (450)      22,680       100,903        537,465     1,504,090
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (40,462)    (65,617)    (282,295)      125,228      1,283,979    (4,049,039)
   Capital gain
     distributions...........      13,040      11,715       22,389            --             --            --
                              -----------   ---------    ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........     237,448      62,685       38,823       423,471      7,126,351     2,246,701
                              -----------   ---------    ----------    ----------   -----------   -----------
From capital
  transactions:
   Net premiums..............   1,796,100   1,264,723       51,402       240,848     13,713,659     9,295,785
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........      (5,561)         --     (109,193)      (89,488)      (665,641)     (449,519)
     Surrenders..............    (398,880)    (71,569)  (1,151,685)     (900,615)    (8,782,796)   (6,711,266)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (23,307)     (3,726)     (15,116)      (17,771)      (197,436)     (183,068)
     Capital
       contribution
       (withdrawal)..........          --          --           --            --             --            --
     Transfers (to) from
       the Guarantee
       Account...............     889,588     544,758      138,544        87,516      1,640,190       526,286
     Transfers (to) from
       other subaccounts.....  (1,982,412)  4,636,506     (858,605)    1,236,120     (5,796,381)   (9,632,267)
                              -----------   ---------    ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     275,528   6,370,692   (1,944,653)      556,610        (88,405)   (7,154,049)
                              -----------   ---------    ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets.................     512,976   6,433,377   (1,905,830)      980,081      7,037,946    (4,907,348)
Net assets at beginning
  of year....................   6,433,377          --   11,622,558    10,642,477     98,601,319   103,508,667
                              -----------   ---------    ----------    ----------   -----------   -----------
Net assets at end of
  period..................... $ 6,946,353   6,433,377    9,716,728    11,622,558    105,639,265    98,601,319
                              ===========   =========    ==========    ==========   ===========   ===========
Changes in units (note
  5):
   Units purchased...........   1,121,070     644,898      144,944       386,914      3,249,864     2,888,564
   Units redeemed............  (1,090,633)    (26,805)    (299,802)     (338,987)    (3,063,432)   (3,422,201)
                              -----------   ---------    ----------    ----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................      30,437     618,093     (154,858)       47,928        186,432      (533,637)
                              ===========   =========    ==========    ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------------------
                              Long-Term U.S. Government
                              Portfolio -- Administrative Low Duration Portfolio --   Total Return Portfolio --
                                    Class Shares          Administrative Class Shares Administrative Class Shares
                              --------------------------  --------------------------  --------------------------
                                                                        Period from
                                     Year ended            Year ended   April 29 to          Year ended
                                    December 31,          December 31,  December 31,        December 31,
                              --------------------------  ------------  ------------  --------------------------
                                  2006          2005          2006          2005          2006          2005
                               -----------   ----------   ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,331,590     1,742,841       434,087       74,771     10,015,874     7,969,916
   Net realized gain
     (loss) on
     investments.............  (1,094,899)      364,762      (109,899)      (8,601)    (2,050,702)      980,841
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,146,989)   (1,334,646)       38,775      (56,195)    (1,297,454)   (8,448,434)
   Capital gain
     distributions...........     600,825     1,194,449            --       10,301             --     2,107,684
                               -----------   ----------    ----------    ---------    -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    (309,473)    1,967,406       362,963       20,276      6,667,718     2,610,007
                               -----------   ----------    ----------    ---------    -----------   -----------
From capital
  transactions:
   Net premiums..............  10,210,817     2,908,189    10,673,050    7,924,222     53,643,059    25,998,060
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........    (843,345)     (602,258)          231           --     (1,908,218)   (2,091,454)
     Surrenders..............  (6,593,646)   (6,029,946)     (785,176)     (54,816)   (27,716,645)  (21,116,864)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (91,041)      (96,886)      (18,939)        (128)      (492,163)     (453,257)
     Capital
       contribution
       (withdrawal)..........          --            --            --           --             --            --
     Transfers (to) from
       the Guarantee
       Account...............   1,245,816       256,072       882,498      358,578      5,574,718    (1,352,944)
     Transfers (to) from
       other subaccounts.....  (2,045,790)   (3,514,798)      663,909      778,624        597,682     8,002,106
                               -----------   ----------    ----------    ---------    -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,882,811    (7,079,627)   11,415,573    9,006,480     29,698,433     8,985,647
                               -----------   ----------    ----------    ---------    -----------   -----------
Increase (decrease) in
  net assets.................   1,573,338    (5,112,221)   11,778,536    9,026,756     36,366,151    11,595,654
Net assets at beginning
  of year....................  61,369,692    66,481,913     9,026,756           --    285,362,217   273,766,563
                               -----------   ----------    ----------    ---------    -----------   -----------
Net assets at end of
  period..................... $62,943,030    61,369,692    20,805,292    9,026,756    321,728,368   285,362,217
                               ===========   ==========    ==========    =========    ===========   ===========
Changes in units (note
  5):
   Units purchased...........   2,362,744       929,491     3,584,328    1,171,466     12,883,556     8,172,107
   Units redeemed............  (1,984,806)   (1,394,331)   (2,445,203)    (266,586)    (9,654,573)   (7,178,175)
                               -----------   ----------    ----------    ---------    -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................     377,938      (464,840)    1,139,125      904,881      3,228,983       993,932
                               ===========   ==========    ==========    =========    ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    The Prudential Series Fund
                              ------------------------------------------------------------------------------
                               Jennison 20/20 Focus        Jennison Portfolio --     Natural Resources
                              Portfolio -- Class II Shares    Class II Shares    Portfolio -- Class II Shares
                              ---------------------------  --------------------  ---------------------------
                                                                                                Period from
                                    Year ended                  Year ended        Year ended    April 29 to
                                   December 31,                December 31,      December 31,   December 31,
                              ---------------------------  --------------------  ------------   ------------
                                  2006           2005         2006       2005        2006           2005
                               -----------     ---------   ---------  ---------  ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (170,547)      (56,956)     (48,641)   (27,325)     201,788       (23,118)
   Net realized gain
     (loss) on
     investments.............     648,006        87,436      129,238     75,854     (599,495)       86,159
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,621,599       750,423      (40,137)   176,559       22,180       440,040
   Capital gain
     distributions...........     510,406            --           --         --    1,596,883            --
                               -----------     ---------   ---------  ---------   ----------     ---------
       Increase
         (decrease) in
         net assets from
         operations..........   2,609,464       780,903       40,460    225,088    1,221,356       503,081
                               -----------     ---------   ---------  ---------   ----------     ---------
From capital
  transactions:
   Net premiums..............  20,969,714     1,472,459      696,289    962,415    4,160,030     1,274,417
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (84,345)           --       (9,171)   (19,939)     (36,834)       (9,103)
     Surrenders..............  (1,125,024)      (70,533)    (267,714)   (97,823)    (713,653)      (56,678)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (18,437)       (7,868)      (4,668)    (2,614)     (24,705)       (2,719)
     Capital
       contribution
       (withdrawal)..........          --            --           --         --           --            --
     Transfers (to) from
       the Guarantee
       Account...............     904,554        68,438      127,828      5,092    1,381,977       145,849
     Transfers (to) from
       other subaccounts.....   5,638,238     3,474,038     (273,928)   796,754    4,722,429     2,594,784
                               -----------     ---------   ---------  ---------   ----------     ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  26,284,700     4,936,534      268,636  1,643,885    9,489,244     3,946,550
                               -----------     ---------   ---------  ---------   ----------     ---------
Increase (decrease) in
  net assets.................  28,894,164     5,717,437      309,096  1,868,973   10,710,600     4,449,631
Net assets at beginning
  of year....................   7,415,058     1,697,621    3,018,530  1,149,557    4,449,631            --
                               -----------     ---------   ---------  ---------   ----------     ---------
Net assets at end of
  period..................... $36,309,222     7,415,058    3,327,626  3,018,530   15,160,231     4,449,631
                               ===========     =========   =========  =========   ==========     =========
Changes in units (note
  5):
   Units purchased...........   3,102,739       354,043      157,738    193,709    1,728,775       756,352
   Units redeemed............  (1,104,224)      (29,923)    (133,280)   (61,497)  (1,176,030)     (456,739)
                               -----------     ---------   ---------  ---------   ----------     ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   1,998,515       324,120       24,458    132,212      552,745       299,613
                               ===========     =========   =========  =========   ==========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              The Prudential Series Fund (continued)
                              ------------------------------------------
                              SP Prudential U.S.    SP William Blair
                               Emerging Growth      International Growth
                              Portfolio -- Class II Portfolio -- Class II
                                    Shares               Shares
                              --------------------  --------------------
                                  Year ended           Year ended
                                 December 31,         December 31,
                              --------------------  --------------------
                                2006        2005      2006       2005
                               --------   -------    -------     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,898      9,329      (750)        37
   Net realized gain
     (loss) on
     investments.............    8,001      1,857     3,987        316
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (8,744)    (2,185)   20,303      1,477
   Capital gain
     distributions...........    1,662      2,536     1,025        539
                               --------   -------    -------     ------
       Increase
         (decrease) in
         net assets from
         operations..........    5,817     11,537    24,565      2,369
                               --------   -------    -------     ------
From capital
  transactions:
   Net premiums..............       --         --        --         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........       --    (16,316)       --         --
     Surrenders..............     (423)      (311)  (33,586)      (812)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (38)      (152)     (352)       (27)
     Capital
       contribution
       (withdrawal)..........       --         --        --         --
     Transfers (to) from
       the Guarantee
       Account...............        2       (126)       16         (1)
     Transfers (to) from
       other subaccounts.....  (75,158)        --   163,049         --
                               --------   -------    -------     ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (75,617)   (16,905)  129,127       (840)
                               --------   -------    -------     ------
Increase (decrease) in
  net assets.................  (69,800)    (5,368)  153,692      1,529
Net assets at beginning
  of year....................   89,815     95,183    19,164     17,635
                               --------   -------    -------     ------
Net assets at end of
  period..................... $ 20,015     89,815   172,856     19,164
                               ========   =======    =======     ======
Changes in units (note
  5):
   Units purchased...........       --         --    15,573         --
   Units redeemed............   (6,292)    (1,792)   (3,003)       (93)
                               --------   -------    -------     ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................   (6,292)    (1,792)   12,570        (93)
                               ========   =======    =======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Rydex Variable Trust           Van Kampen Life Investment Trust
                              -----------------------  ------------------------------------------------------
                                                         Comstock Portfolio --   Strategic Growth Portfolio --
                                      OTC Fund              Class II Shares          Class II Shares
                              -----------------------  ------------------------  ----------------------------
                                                                    Period from
                                     Year ended         Year ended  April 29 to        Year ended
                                    December 31,       December 31, December 31,      December 31,
                              -----------------------  ------------ ------------ ----------------------------
                                  2006        2005         2006         2005        2006           2005
                              -----------  ----------  ------------ ------------  ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (167,755)   (196,505)     799,118     (471,092)   (168,025)      (152,186)
   Net realized gain
     (loss) on
     investments.............     343,086     835,674    2,807,021    2,660,391     359,618        248,219
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     267,012    (742,367)   5,390,986   (2,637,338)    (69,257)       510,052
   Capital gain
     distributions...........          --          --    4,341,644    2,495,867          --             --
                              -----------  ----------  -----------   ----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........     442,343    (103,198)  13,338,769    2,047,828     122,336        606,085
                              -----------  ----------  -----------   ----------   ----------     ----------
From capital
  transactions:
   Net premiums..............     410,878   1,622,742   15,172,702   19,613,161     982,606      1,488,960
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity (note 1):
     Death benefits..........     (30,502)     (4,585)    (487,506)    (247,047)    (36,646)      (101,871)
     Surrenders..............    (797,877)   (897,414)  (4,716,386)  (4,240,297)   (542,959)      (492,578)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,537)    (46,280)    (240,424)    (169,587)    (30,651)       (27,129)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --             --
     Transfers (to) from
       the Guarantee
       Account...............     298,093     154,986    3,393,107    2,674,160     732,138         13,357
     Transfers (to) from
       other subaccounts.....  (5,411,061)    472,213   (2,721,015)  (1,340,340)   (907,313)      (556,048)
                              -----------  ----------  -----------   ----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,551,006)  1,301,662   10,400,478   16,290,050     197,175        324,691
                              -----------  ----------  -----------   ----------   ----------     ----------
Increase (decrease) in
  net assets.................  (5,108,663)  1,198,464   23,739,247   18,337,878     319,511        930,776
Net assets at beginning
  of year....................  15,226,557  14,028,093   87,592,129   69,254,251  10,791,421      9,860,645
                              -----------  ----------  -----------   ----------   ----------     ----------
Net assets at end of
  period..................... $10,117,894  15,226,557  111,331,376   87,592,129  11,110,932     10,791,421
                              ===========  ==========  ===========   ==========   ==========     ==========
Changes in units (note
  5):
   Units purchased...........   1,433,363   3,541,366    3,554,438    4,083,881     235,203        301,044
   Units redeemed............  (2,522,487) (3,464,869)  (2,767,353)  (2,841,196)   (230,030)      (284,447)
                              -----------  ----------  -----------   ----------   ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2006
     and 2005................  (1,089,124)     76,496      787,085    1,242,685       5,173         16,597
                              ===========  ==========  ===========   ==========   ==========     ==========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2006

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 ("Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLAIC, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series I shares and the values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip
Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I Large Cap Growth -- Series I shares values presented in the Statement of Operations for the full year ended December 31, 2006 and the Statement of Changes for the years ended December 31, 2006 and 2005 are reflective of the combined values from both funds.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Effective May 1, 2006, the following portfolios were added to the Separate
Account:

AIM Variable Insurance Funds                                 JPMorgan Insurance Trust
  AIM V.I. Large Cap Growth -- Series I shares                 JPMorgan Insurance Trust Balanced Portfolio 1
Fidelity(R) Variable Insurance Products Fund                   JPMorgan Insurance Trust Core Bond Portfolio 1
  VIP Balanced Portfolio -- Service Class 2                    JPMorgan Insurance Trust Diversified Equity Portfolio 1
Franklin Templeton Variable Insurance Products Trust           JPMorgan Insurance Trust Diversified Mid Cap Growth
  Templeton Growth Securities Fund -- Class 2 Shares            Portfolio 1
                                                               JPMorgan Insurance Trust Equity Index Portfolio 1
                                                               JPMorgan Insurance Trust Government Bond Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1
                                                               JPMorgan Insurance Trust Intrepid Growth Portfolio 1

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for policies issued before May 1, 2006. For policies issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund                 MFS(R) Variable Insurance Trust
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           MFS(R) New Discovery Series -- Service Class Shares
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Mid Cap Value Fund
J.P. Morgan Series Trust II
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

   Effective April 29, 2005, the following portfolios were made available to the Separate Account.

American Century Variable Portfolios II, Inc.                MFS(R) Variable Insurance Trust
  VP Inflation Protection Fund -- Class II                     MFS(R) Total Return Series -- Service Class Shares
BlackRock Variable Series Funds, Inc.                        PIMCO Variable Insurance Trust
  BlackRock Global Allocation V.I. Fund -- Class III Shares    All Asset Portfolio -- Advisor Class Shares
Franklin Templeton Variable Insurance Products Trust           Low Duration Portfolio -- Administrative Class Shares
  Franklin Income Securities Fund -- Class 2 Shares          The Prudential Series Fund
Legg Mason Partners Variable Portfolios I, Inc.                Natural Resources Portfolio -- Class II Shares
  Legg Mason Partners Variable Total Return Portfolio --
   Class II

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers on or after November 15, 2004.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   The following portfolios were not available to contracts issued on or after May 1, 2003:

Dreyfus                                                      PIMCO Variable Insurance Trust
  The Dreyfus Socially Responsible Growth Fund, Inc. --        Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Initial Shares                                               Administrative Class Shares
Janus Aspen Series
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

   As of December 31, 2006, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available, but not shown on the statements due to not having any activity since its inception.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional premium payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2006 were:

                                                                                 Cost of     Proceeds
                                                                                  Shares       from
Fund/Portfolio                                                                   Acquired   Shares Sold
--------------                                                                 ------------ -----------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares................................ $ 10,985,261 $10,661,632
 AIM V.I. Capital Appreciation Fund -- Series I shares........................   13,802,009  19,050,914
 AIM V.I. Capital Development Fund -- Series I shares.........................        5,378       1,983
 AIM V.I. Core Equity Fund -- Series I shares.................................   32,267,362  35,649,052
 AIM V.I. Global Real Estate Fund -- Series II shares.........................       38,306       6,727
 AIM V.I. Government Securities Fund -- Series I shares.......................       14,692      10,482
 AIM V.I. International Growth Fund -- Series II shares.......................   48,628,766  24,868,310
 AIM V.I. Large Cap Growth -- Series I shares.................................       43,096      20,138
 AIM V.I. Technology Fund -- Series I shares..................................          129          77
 AIM V.I. Utilities Fund -- Series I shares...................................       15,491      14,450
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................    8,655,732  33,409,438
 Alger American Small Capitalization Portfolio -- Class O Shares..............   28,503,538  44,187,609
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Global Technology Portfolio -- Class B.....................    2,656,422   2,918,745
 AllianceBernstein Growth and Income Portfolio -- Class B.....................   43,619,984  57,189,107
 AllianceBernstein International Value Portfolio -- Class B...................  106,140,112  43,834,667
 AllianceBernstein Large Cap Growth Portfolio -- Class B......................    7,607,711  10,082,842
 AllianceBernstein Small Cap Growth Portfolio -- Class B......................    8,846,466   9,214,809
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................    1,132,748   1,053,521
 VP International Fund -- Class I.............................................    1,995,964     638,001
 VP Ultra(R) Fund -- Class I..................................................    1,046,682   1,028,330
 VP Value Fund -- Class I.....................................................    1,380,897   1,138,338
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.....................................    4,856,890   2,653,221
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III Shares..........................   10,950,268   4,800,811
 BlackRock Global Allocation V.I. Fund -- Class III Shares....................   70,636,532  15,357,030
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares.....................    6,229,411   4,517,975
 BlackRock Value Opportunities V.I. Fund -- Class III Shares..................   21,812,632  16,102,915
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................   26,365,755  24,633,575
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B   72,608,153  40,439,083
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....      167,174      42,263
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................      924,463     524,162
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........      113,651     722,439
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares..........................      251,540     140,956
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.........................       66,735      12,603
 DWS Technology VIP -- Class B Shares.........................................       13,533       7,437

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund................................. $ 17,744,657 $ 15,772,563
 VT Worldwide Health Sciences Fund............................    4,600,270    5,009,409
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2...........................      810,997      620,103
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........    9,392,637   16,024,827
 Federated Capital Income Fund II.............................    5,683,549    8,052,986
 Federated High Income Bond Fund II -- Primary Shares.........   19,812,769   27,609,642
 Federated High Income Bond Fund II -- Service Shares.........   16,084,105   15,663,211
 Federated Kaufmann Fund II -- Service Shares.................   19,247,656   17,005,261
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............    9,767,517   35,422,208
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........   42,665,516   34,517,177
 VIP Balanced Portfolio -- Service Class 2....................   23,742,201    6,071,443
 VIP Contrafund(R) Portfolio -- Initial Class.................  102,707,198  139,084,598
 VIP Contrafund(R) Portfolio -- Service Class 2...............  123,828,620   90,313,696
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    5,781,817    5,019,395
 VIP Equity-Income Portfolio -- Initial Class.................   89,235,777  106,572,591
 VIP Equity-Income Portfolio -- Service Class 2...............   62,682,467   40,190,518
 VIP Growth & Income Portfolio -- Initial Class...............    9,713,702   25,927,268
 VIP Growth & Income Portfolio -- Service Class 2.............    5,360,944    7,642,948
 VIP Growth Opportunities Portfolio -- Initial Class..........    3,374,683   10,015,966
 VIP Growth Portfolio -- Initial Class........................    7,877,053   50,734,777
 VIP Growth Portfolio -- Service Class 2......................    9,602,925   15,389,374
 VIP Mid Cap Portfolio -- Initial Class.......................       11,619        3,363
 VIP Mid Cap Portfolio -- Service Class 2.....................  117,988,056  122,458,450
 VIP Overseas Portfolio -- Initial Class......................   24,459,124   33,125,085
 VIP Value Strategies Portfolio -- Service Class 2............    3,522,997    2,185,301
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares............  509,672,726  191,771,760
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..    1,392,090      400,796
 Mutual Shares Securities Fund -- Class 2 Shares..............   34,415,672    8,435,450
 Templeton Foreign Securities Fund -- Class 1 Shares..........   10,260,392    7,639,510
 Templeton Foreign Securities Fund -- Class 2 Shares..........    3,321,492    1,692,910
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....      186,996       15,130
 Templeton Global Income Securities Fund -- Class 1 Shares....    2,918,935    3,913,902
 Templeton Growth Securities Fund -- Class 2 Shares...........    8,691,660    1,254,455
GE Investments Funds, Inc.
 Income Fund..................................................   55,951,739   47,909,557
 International Equity Fund....................................   59,220,296   59,781,448
 Mid-Cap Equity Fund..........................................   47,180,008   69,117,535
 Money Market Fund............................................  553,512,159  528,298,637
 Premier Growth Equity Fund...................................   15,440,811   39,263,380
 Real Estate Securities Fund..................................   83,346,009   66,320,791
 S&P 500(R) Index Fund........................................   50,199,034  144,574,537
 Small-Cap Equity Fund........................................   50,217,029   52,504,599

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                        Cost of     Proceeds
                                                                         Shares       from
Fund/Portfolio                                                          Acquired   Shares Sold
--------------                                                        ------------ ------------
 Total Return Fund -- Class 1 shares................................. $675,035,670 $367,843,178
 Total Return Fund -- Class 3 shares.................................  473,104,455  122,316,194
 U.S. Equity Fund....................................................   22,544,137   31,580,058
 Value Equity Fund...................................................    7,269,494    7,455,760
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund................................   19,184,433   16,748,919
 Goldman Sachs Mid Cap Value Fund....................................   60,875,615   85,466,065
J.P. Morgan Series Trust II
 Bond Portfolio......................................................      234,413       65,096
 International Equity Portfolio......................................       72,930       23,863
 Mid Cap Value Portfolio.............................................    1,252,057    1,153,262
 Small Company Portfolio.............................................    1,099,209    1,088,752
 U.S. Large Cap Core Equity Portfolio................................    1,065,581    1,054,098
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares..........................   22,040,370   84,759,032
 Balanced Portfolio -- Service Shares................................   48,554,711   42,490,068
 Fundamental Equity Portfolio -- Institutional Shares................        4,266        1,409
 Flexible Bond Portfolio -- Institutional Shares.....................    7,699,964   15,038,975
 Forty Portfolio -- Institutional Shares.............................   11,811,840   47,227,772
 Forty Portfolio -- Service Shares...................................   18,525,730   11,064,592
 Global Life Sciences Portfolio -- Service Shares....................    7,903,530   11,425,846
 Global Technology Portfolio -- Service Shares.......................    6,315,064    9,119,498
 International Growth Portfolio -- Institutional Shares..............   75,837,280   76,723,782
 International Growth Portfolio -- Service Shares....................    1,422,413    6,549,992
 Large Cap Growth Portfolio -- Institutional Shares..................    7,648,621   44,117,038
 Large Cap Growth Portfolio -- Service Shares........................    1,280,654    3,033,647
 Mid Cap Growth Portfolio -- Institutional Shares....................    9,223,419   38,901,977
 Mid Cap Growth Portfolio -- Service Shares..........................    1,746,972    3,639,635
 Worldwide Growth Portfolio -- Institutional Shares..................   12,278,869   52,058,837
 Worldwide Growth Portfolio -- Service Shares........................    1,382,472    4,712,365
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core Bond Portfolio 1......................    1,938,362      444,617
 JPMorgan Insurance Trust Diversified Equity Portfolio 1.............        4,034           64
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1.....        4,034           90
 JPMorgan Insurance Trust Equity Index Portfolio 1...................       13,114           17
 JPMorgan Insurance Trust Government Bond Portfolio 1................    1,870,431      453,012
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1...............        9,354           22
 JPMorgan Insurance Trust Intrepid Growth Portfolio 1................        4,040           80
Legg Mason Partners Variable Portfolios I, Inc.
 Legg Mason Partners Variable All Cap Portfolio -- Class II..........    8,610,851    7,452,997
 Legg Mason Partners Variable Investors Portfolio -- Class I.........    6,522,562   17,848,818
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I....    8,673,043   15,365,337
 Legg Mason Partners Variable Total Return Portfolio -- Class I......    1,664,208    4,543,836
 Legg Mason Partners Variable Total Return Portfolio -- Class II.....   11,145,788    2,724,650
Legg Mason Partners Variable Portfolios II
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II    7,771,944    5,780,860

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                                              Cost of     Proceeds
                                                                               Shares       from
Fund/Portfolio                                                                Acquired   Shares Sold
--------------                                                              ------------ ------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares.............. $  4,700,450 $  6,878,551
 MFS(R) Investors Trust Series -- Service Class Shares.....................    2,119,099    4,892,467
 MFS(R) New Discovery Series -- Service Class Shares.......................    8,167,843   12,435,945
 MFS(R) Strategic Income Series -- Service Class Shares....................       76,532       32,650
 MFS(R) Total Return Series -- Service Class Shares........................   48,722,635   17,529,525
 MFS(R) Utilities Series -- Service Class Shares...........................   23,508,680   21,839,695
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................    1,797,175    4,638,897
 Old Mutual Large Cap Growth Portfolio.....................................      903,275    4,461,542
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................    9,690,285   21,064,681
 Oppenheimer Balanced Fund/VA -- Service Shares............................   38,578,231   23,991,773
 Oppenheimer Capital Appreciation Fund/VA..................................   10,102,091   42,476,421
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    8,174,526    7,808,105
 Oppenheimer Core Bond Fund/VA.............................................   15,469,657   26,142,050
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   48,949,212   50,321,585
 Oppenheimer High Income Fund/VA...........................................   16,791,456   29,237,155
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   37,637,099   22,141,702
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   29,794,584   22,218,283
 Oppenheimer MidCap Fund/VA................................................    6,272,513   27,714,861
 Oppenheimer MidCap Fund/VA -- Service Shares..............................    2,190,929    2,505,331
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................   12,247,129   11,641,210
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares    2,323,951    3,927,592
 High Yield Portfolio -- Administrative Class Shares.......................   45,577,240   40,503,375
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   31,421,629   26,441,195
 Low Duration Portfolio -- Administrative Class Shares.....................   36,672,649   24,853,664
 Total Return Portfolio -- Administrative Class Shares.....................  157,864,381  118,166,021
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II Shares.........................   42,286,399   15,762,708
 Jennison Portfolio -- Class II Shares.....................................    2,152,611    1,706,491
 Natural Resources Portfolio -- Class II Shares............................   31,458,840   20,132,700
 SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares...........        7,198       76,259
 SP William Blair International Growth Portfolio -- Class II Shares........      164,906       35,499
Rydex Variable Trust
 OTC Fund..................................................................    7,213,300   12,960,141
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.....................................   54,329,737   38,565,852
 Strategic Growth Portfolio -- Class II Shares.............................    2,745,882    2,805,638

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net premium payments transferred from GLAIC represent gross premium payments recorded by GLAIC on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006


   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Section (6) of these notes demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from GLAIC attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (d) Capitalization

   Affiliates of the Separate Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For contract P1152, transfers from the general account for payments by GLAIC in the form of bonus credits include approximately $3.0 million and $3.7 million for the periods ended December 31, 2006 and 2005.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (g) General Electric Company

   GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to GLAIC until December 7, 2005, since General Electric Company (the ultimate parent of GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company ("GE") sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, GLAIC and CBC are no longer considered

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock. As of December 31, 2006 the only investors in the GE Investments Funds, Inc. were the Separate Account, other GLAIC separate accounts, as well as separate accounts of insurance companies affiliated with GLAIC.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2006 and 2005 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC offers several variable annuity products through the Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2006, 2005, 2004, 2003 and 2002 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2006 and were available to contract owners during 2006.

                                              Net Assets       Expenses as a  .Investment
                                         --------------------- % of Average     Income           Total
                                 Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                               --------- -------------- ------ -------------- ----------- --------------------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund --
   Series II shares
   2006....................... 1,909,128 16.31 to 11.58 29,813 1.45% to 2.30%    0.41%      11.31% to   10.35%
   2005....................... 1,925,238 14.65 to 10.50 27,322 1.45% to 2.30%    0.49%       8.28% to    3.12%
   2004....................... 1,659,147 14.10 to 10.41 22,898 1.45% to 2.20%    0.00%       9.23% to    4.07%
   2003.......................   592,425 12.91 to 12.89  7,644 1.45% to 1.70%    0.00%      29.08% to   28.86%
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2006....................... 3,971,594  7.37 to 11.01 30,220 0.75% to 2.30%    0.06%    5.51% to    3.86%(a)
   2005....................... 3,102,434 13.83 to  6.53 22,640 0.75% to 2.10%    0.06%      15.23% to    6.56%
   2004....................... 3,462,258 12.90 to  6.11 23,540 0.75% to 2.10%    0.00%       5.83% to    0.58%
   2003....................... 3,508,424 12.27 to  5.83 22,093 0.75% to 1.70%    0.00%      28.55% to   22.74%
   2002....................... 3,136,328  5.63 to  4.58 15,430 0.75% to 1.70%    0.00%    (24.92)% to (25.64)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                            --------------------- % of Average     Income           Total
                                    Units     Unit Value    000s  Net Assets(1)   Ratio(2)        Return(3)
                                  --------- -------------- ------ -------------- ---------- ---------------------
 AIM V.I. Capital Development
   Fund -- Series I shares
   2006..........................     1,195 14.64 to 14.64     17 0.75% to 0.75%   0.12%       15.65% to   15.65%
   2005..........................       974 12.66 to 12.66     12 0.75% to 0.75%   0.00%        8.79% to    8.79%
   2004..........................       772 11.64 to 11.64      9 0.75% to 0.75%   0.00%       14.63% to   14.63%
   2003..........................       506 10.15 to 10.15      5 0.75% to 0.75%   0.00%       34.34% to   34.34%
   2002..........................       623  7.56 to  7.56      5 0.75% to 0.75%   0.00%     (21.95)% to (21.95)%
 AIM V.I. Core Equity Fund --
   Series I shares
   2006.......................... 2,749,575  9.45 to  9.45 29,700 0.75% to 0.75%   0.81%    15.83% to   15.83%(b)
   2005..........................       283  8.16 to  8.16      2 0.75% to 0.75%   0.84%        4.52% to    4.52%
   2004..........................       625  7.80 to  7.80      5 0.75% to 0.75%   1.57%        8.15% to    8.15%
   2003..........................       194  7.21 to  7.21      1 0.75% to 0.75%   0.62%       23.48% to   23.48%
   2002..........................       240  5.84 to  5.84      1 0.75% to 0.75%   0.72%     (16.22)% to (16.22)%
 AIM V.I. Global Real Estate Fund
   -- Series II shares
   2006..........................     2,948 16.11 to 14.94     47 1.45% to 2.05%   2.29%       40.18% to   39.33%
   2005..........................       608 11.49 to 11.49      7 1.45% to 1.45%   2.92%       14.89% to   14.89%
 AIM V.I. Government Securities
   Fund -- Series I shares
   2006..........................     1,223 12.72 to 12.72     16 0.75% to 0.75%   7.79%        2.78% to    2.78%
   2005..........................       945 12.38 to 12.38     12 0.75% to 0.75%   3.28%        0.90% to    0.90%
   2004..........................       241 12.27 to 12.27      3 0.75% to 0.75%   0.08%        1.79% to    1.79%
   2003..........................    36,083 12.05 to 12.05    435 0.75% to 0.75%   4.30%        0.31% to    0.31%
   2002..........................   126,953 12.01 to 12.01  1,525 0.75% to 0.75%   0.12%        8.77% to    8.77%
 AIM V.I. International Growth
   Fund -- Series II shares
   2006.......................... 2,947,792 15.54 to 13.39 43,431 1.45% to 2.30%   1.38%       26.03% to   24.95%
   2005.......................... 1,071,925 12.33 to 10.72 13,152 1.45% to 2.30%   1.31%       18.94% to    7.20%
   2004..........................    48,431 10.63 to 10.62    516 1.45% to 2.20%   0.62%        6.29% to    6.19%
 AIM V.I. Large Cap Growth --
   Series I shares
   2006..........................     2,805 10.20 to 10.15     29 1.45% to 2.20%   0.22%     2.03% to    1.51%(c)
   2005..........................       312 12.36 to 12.36      4 1.45% to 1.45%   0.72%        2.00% to    2.00%
 AIM V.I. Technology Fund --
   Series I shares
   2006..........................     3,165  3.32 to  3.32     11 0.75% to 0.75%   0.00%        9.66% to    9.66%
   2005..........................     3,126  3.03 to  3.03      9 0.75% to 0.75%   0.00%        1.41% to    1.41%
   2004..........................     3,126  2.99 to  2.99      9 0.75% to 0.75%   0.00%        3.98% to    3.98%
   2003..........................    39,843  2.87 to  2.87    114 0.75% to 0.75%   0.00%       51.24% to   51.24%
   2002..........................     3,740  1.90 to  1.90      7 0.75% to 0.75%   0.00%     (45.54)% to (45.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
 AIM V.I. Utilities Fund --
   Series I shares
   2006.........................        817 10.71 to 10.71       9 0.75% to 0.75%   3.28%      24.52% to   24.52%
   2005.........................        796  8.60 to  8.60       7 0.75% to 0.75%   2.38%      15.96% to   15.96%
   2004.........................        292  7.41 to  7.41       2 0.75% to 0.75%   3.23%      23.58% to   23.58%
   2003.........................        292  6.00 to  6.00       2 0.75% to 0.75%   1.55%      18.14% to   18.14%
   2002.........................        300  5.08 to  5.08       2 0.75% to 0.75%   3.97%    (26.09)% to (26.09)%
The Alger American Fund:
 Alger American Growth
   Portfolio -- Class O Shares
   2006.........................  6,423,326 20.26 to  8.97  85,861 1.15% to 1.60%   0.13%       3.94% to    3.47%
   2005.........................  8,119,602 19.49 to  8.67 106,661 1.15% to 1.60%   0.24%      10.75% to   10.25%
   2004......................... 10,617,105 17.60 to  7.87 127,650 1.15% to 1.60%   0.00%       4.28% to    3.81%
   2003......................... 13,082,835 16.87 to  7.58 152,983 1.15% to 1.60%   0.00%      33.61% to   33.01%
   2002......................... 14,710,810 12.63 to  5.70 131,541 1.15% to 1.60%   0.04%    (33.76)% to (34.06)%
 Alger American Small
   Capitalization Portfolio --
   Class O Shares
   2006.........................  5,906,690 14.00 to 10.79  73,631 1.15% to 1.60%   0.00%      18.64% to   18.10%
   2005.........................  7,118,172 11.80 to  9.14  75,448 1.15% to 1.60%   0.00%      15.54% to   15.02%
   2004.........................  8,684,546 10.21 to  7.94  80,359 1.15% to 1.60%   0.00%      15.23% to   14.71%
   2003......................... 10,118,181  8.86 to  6.93  81,579 1.15% to 1.60%   0.00%      40.71% to   40.07%
   2002.........................  9,688,883  6.30 to  4.94  56,263 1.15% to 1.60%   0.00%    (27.07)% to (27.40)%
AllianceBernstein Variable
  Products Series Fund, Inc.:
 AllianceBernstein Global
   Technology Portfolio --
   Class B
   2006.........................    279,527 14.90 to 11.26   4,147 1.45% to 2.30%   0.00%       6.81% to    5.90%
   2005.........................    292,803 14.21 to 10.03   4,067 1.45% to 2.10%   0.00%       2.15% to    1.48%
   2004.........................    304,642 13.94 to  9.88   4,153 1.45% to 2.10%   0.00%        3.56% to (1.20)%
   2003.........................    206,299 13.50 to 13.17   2,723 1.45% to 1.70%   0.00%      41.35% to   31.70%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2006......................... 13,122,419 16.20 to 11.99 183,423 1.15% to 2.30%   1.15%      15.64% to   14.30%
   2005......................... 14,848,760 14.01 to 10.49 180,466 1.15% to 2.30%   1.27%       6.20% to    2.30%
   2004......................... 16,020,295 13.55 to 10.48 188,515 1.15% to 2.20%   0.74%       9.94% to    4.80%
   2003......................... 15,496,782 12.32 to 10.45 165,633 1.15% to 1.70%   0.82%      30.20% to   22.99%
   2002......................... 10,979,627  8.11 to  8.03  88,720 1.50% to 1.70%   0.55%    (23.43)% to (23.59)%
 AllianceBernstein International
   Value Portfolio -- Class B
   2006.........................  6,462,121 16.12 to 14.06  98,953 1.45% to 2.30%   1.37%      33.17% to   32.02%
   2005.........................  1,821,627 12.10 to 10.65  21,933 1.45% to 2.30%   0.96%      18.49% to    6.50%
   2004.........................     60,435 10.54 to 10.53     638 1.45% to 2.10%   0.00%       5.40% to    5.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                                --------------------- % of Average     Income          Total
                                        Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                      --------- -------------- ------ -------------- ---------- --------------------
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2006.............................. 4,382,691 13.61 to 10.61 32,212 1.45% to 2.30%   0.00%      (2.08)% to (2.92)%
   2005.............................. 4,758,699 13.90 to  6.45 35,074 1.45% to 2.30%   0.00%      13.18% to    9.26%
   2004.............................. 5,055,815 12.28 to  5.71 32,416 1.45% to 2.10%   0.00%       9.15% to    3.28%
   2003.............................. 5,079,878 11.50 to  5.36 29,688 1.45% to 1.70%   0.00%      21.52% to   14.99%
   2002.............................. 5,290,205  5.47 to  4.42 24,994 1.50% to 1.70%   0.00%    (31.88)% to (32.02)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2006..............................   781,360  9.24 to  9.12  7,654 1.50% to 1.70%   0.00%       8.85% to    8.63%
   2005..............................   818,120 10.29 to  8.39  7,351 1.50% to 1.70%   0.00%       3.29% to    3.08%
   2004.............................. 1,213,833  9.97 to  8.14 10,540 1.50% to 1.70%   0.00%      12.67% to   12.44%
   2003.............................. 1,099,505  8.85 to  7.24  8,486 1.50% to 1.70%   0.00%      46.45% to   46.15%
   2002..............................   769,804  6.05 to  4.95  4,036 1.50% to 1.70%   0.00%    (33.09)% to (33.22)%
American Century Variable Portfolios,
  Inc.:
 VP Income & Growth Fund --
   Class I
   2006..............................     9,996 16.39 to 11.79    136 1.45% to 2.05%   1.21%      15.39% to   14.69%
   2005..............................     2,822 14.38 to 14.20     41 1.45% to 1.50%   0.56%       3.12% to    3.07%
   2004..............................       239 13.95 to 13.95      3 1.50% to 1.50%   1.47%      11.30% to   11.30%
   2003..............................       247 12.54 to 12.54      3 1.50% to 1.50%   0.20%      27.42% to   27.42%
 VP International Fund -- Class I
   2006..............................   111,161 19.60 to 13.06  1,556 1.45% to 2.05%   0.06%      23.22% to   22.47%
   2005..............................        60 15.91 to 15.91      1 1.45% to 1.45%   0.00%      11.62% to   11.62%
 VP Ultra(R) Fund -- Class I
   2006..............................     5,745 12.36 to 10.02     60 1.45% to 2.05%   0.00%      (4.67)% to (5.25)%
   2005..............................     3,944 13.00 to 10.94     44 1.45% to 1.85%   0.00%       9.40% to    0.64%
   2004..............................       258 12.92 to 12.88      3 1.45% to 1.50%   0.00%       9.07% to    9.01%
   2003..............................       119 11.85 to 11.85      1 1.50% to 1.50%   0.00%      23.03% to   23.03%
 VP Value Fund -- Class I
   2006..............................    22,032 16.94 to 12.27    308 1.45% to 2.05%   2.37%      16.94% to   16.23%
   2005..............................     2,335 14.49 to 14.49     34 1.45% to 1.45%   5.94%       3.51% to    3.51%
   2004..............................     1,208 14.00 to 14.00     17 1.45% to 1.45%   0.00%      12.68% to   12.68%
American Century Variable
  Portfolios II, Inc.:
 VP Inflation Protection Fund --
   Class II
   2006..............................   389,505  9.97 to  9.92  3,877 1.45% to 2.30%   3.38%        0.11% to (0.75)%
   2005..............................   170,088 10.00 to  9.91  1,693 1.45% to 2.30%   3.74%        0.00% to (0.89)%
BlackRock Variable Series Funds,
  Inc.:
 BlackRock Basic Value V.I. Fund
   -- Class III Shares
   2006.............................. 1,008,415 13.18 to 12.44 13,161 1.45% to 2.30%   4.05%      19.84% to   18.81%
   2005..............................   524,088 11.00 to 10.47  5,730 1.45% to 2.30%   0.39%       7.36% to    0.37%
   2004..............................   242,570 10.88 to 10.82  2,635 1.45% to 2.20%   2.26%       8.78% to    8.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                     Net Assets       Expenses as a  Investment
                                               ---------------------- % of Average     Income         Total
                                       Units     Unit Value    000s   Net Assets(1)   Ratio(2)      Return(3)
                                     --------- -------------- ------- -------------- ---------- ------------------
 BlackRock Global Allocation V.I.
   Fund -- Class III Shares
   2006............................. 5,164,141 12.69 to 11.78  60,201 1.45% to 2.30%    9.12%     14.72% to 13.74%
   2005.............................    92,490 11.07 to 11.01   1,024 1.45% to 2.20%    0.00%     10.65% to 10.09%
 BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   2006.............................   234,288 12.46 to 11.34   2,912 1.45% to 2.30%    0.06%      5.34% to  4.43%
   2005.............................   104,238 11.83 to 11.70   1,231 1.45% to 2.10%    0.00%      8.87% to  8.16%
   2004.............................    34,647 10.86 to 10.83     375 1.45% to 1.85%    0.17%      8.65% to  8.35%
 BlackRock Value Opportunities V.I.
   Fund -- Class III Shares
   2006.............................   543,167 13.47 to 11.59   7,200 1.45% to 2.30%   47.14%     10.65% to  9.70%
   2005.............................   374,763 12.17 to 10.57   4,539 1.45% to 2.30%    1.51%     19.05% to  5.69%
   2004.............................   120,505 11.22 to 11.16   1,351 1.45% to 2.20%   19.09%     12.17% to 11.59%
Columbia Funds Variable Insurance
  Trust I:
 Columbia Marsico Growth Fund,
   Variable Series -- Class A
   2006............................. 3,884,022 15.25 to 11.03  57,287 1.45% to 2.30%    0.00%      4.56% to  3.66%
   2005............................. 3,682,302 14.58 to 10.64  52,570 1.45% to 2.30%    0.00%     12.10% to  5.09%
   2004............................. 2,593,599 13.77 to 10.94  35,196 1.45% to 2.20%    0.00%     12.55% to  9.38%
   2003............................. 1,253,924 12.36 to 12.34  15,493 1.45% to 1.70%    0.00%     23.62% to 23.41%
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2006............................. 5,251,780 22.01 to 13.42 101,186 1.45% to 2.30%    1.34%     21.44% to 20.40%
   2005............................. 3,229,809 18.12 to 11.15  55,310 1.45% to 2.30%    1.00%     25.11% to 11.50%
   2004............................. 2,322,165 15.39 to 10.70  34,520 1.45% to 2.20%    0.53%     14.90% to  7.01%
   2003.............................   652,263 13.39 to 13.37   8,730 1.45% to 1.70%    0.01%     33.90% to 33.68%
Dreyfus:
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2006.............................    10,174 16.27 to 11.08     157 1.45% to 2.05%    1.84%      6.19% to  5.55%
   2005.............................     2,217 15.32 to 11.45      31 1.45% to 1.85%    0.01%     14.55% to  7.59%
   2004.............................        98 14.24 to 14.24       1 1.45% to 1.45%    0.39%     12.82% to 12.82%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2006.............................    50,811 10.27 to 10.28     523 1.45% to 2.05%    4.59%      3.09% to  2.46%
   2005.............................    12,121 10.08 to  9.91     122 1.45% to 1.85%    2.98%      1.18% to  0.76%
   2004.............................     2,477  9.80 to  9.80      24 1.50% to 1.50%    0.04%   (0.95)% to (0.95)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                            --------------------- % of Average     Income          Total
                                    Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------ -------------- ---------- --------------------
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2006..........................   813,509 13.77 to 11.25  5,372 1.45% to 2.05%   0.11%       7.62% to    6.97%
   2005..........................   901,194  6.99 to  6.02  5,536 1.50% to 1.70%   0.00%       2.07% to    1.86%
   2004..........................   964,410  6.85 to  5.91  5,815 1.50% to 1.70%   0.39%       4.62% to    4.40%
   2003.......................... 1,026,219  6.55 to  5.66  5,918 1.50% to 1.70%   0.11%      24.11% to   23.86%
   2002.......................... 1,057,604  5.28 to  4.57  4,924 1.50% to 1.70%   0.24%    (30.01)% to (30.16)%
DWS Variable Series II:
 DWS Dreman High Return Equity
   VIP -- Class B Shares
   2006..........................     8,948 17.74 to 12.16    133 1.45% to 2.05%   0.85%      16.50% to   15.79%
   2005..........................       558 15.23 to 15.23      9 1.45% to 1.45%   1.37%       5.96% to    5.96%
   2004..........................       401 14.37 to 14.37      6 1.45% to 1.45%   0.00%      11.98% to   11.98%
 DWS Dreman Small Mid Cap Value
   VIP -- Class B Shares
   2006..........................     3,490 22.37 to 12.60     72 1.45% to 2.05%   0.38%      22.79% to   22.05%
   2005..........................       634 18.22 to 18.22     12 1.45% to 1.45%   0.00%       8.19% to    8.19%
 DWS Technology VIP -- Class B
   Shares
   2006..........................       759 13.28 to 10.46     10 1.45% to 2.05%   0.00%     (1.02)% to  (1.62)%
   2005..........................       289 15.23 to 13.42      4 1.45% to 1.50%   0.07%       1.77% to    1.72%
   2004..........................        39 14.97 to 14.97      1 1.50% to 1.50%   0.00%     (0.04)% to  (0.04)%
   2003..........................       115 14.98 to 14.98      2 1.50% to 1.50%   0.00%        43.99% to 43.99%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2006.......................... 4,295,739 10.94 to 10.34 46,744 1.45% to 2.30%   5.79%         3.98% to  3.08%
   2005.......................... 4,297,266 10.52 to 10.12 45,015 1.45% to 2.20%   4.08%         2.36% to  1.16%
   2004.......................... 3,038,137 10.27 to 10.05 31,118 1.45% to 2.10%   2.99%         1.34% to  0.47%
   2003..........................   946,365 10.14 to 10.08  9,582 1.45% to 1.70%   2.23%         1.42% to  1.21%
   2002..........................       208  9.96 to  9.96      2 1.70% to 1.70%   0.00%      (0.41)% to (0.41)%
 VT Worldwide Health Sciences
   Fund
   2006..........................   876,192 12.96 to 10.40 11,571 1.45% to 2.30%   0.00%     (1.45)% to  (2.29)%
   2005..........................   890,740 14.69 to 10.28 11,959 1.45% to 2.20%   0.00%      12.21% to    4.79%
   2004..........................   804,315 13.94 to  9.81 10,281 1.45% to 2.10%   0.00%       4.70% to  (1.94)%
   2003..........................   526,870 13.32 to 11.89  6,550 1.45% to 1.70%   0.00%      28.03% to   18.94%
   2002..........................     3,029 10.03 to 10.03     30 1.70% to 1.70%   0.00%     (0.29)% to  (0.29)%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund --
   Class 2
   2006..........................    64,164 11.30 to 10.82    723 1.45% to 2.30%   0.00%       4.17% to    3.27%
   2005..........................    44,801 10.85 to 10.78    486 1.45% to 1.85%   0.02%       2.07% to    1.66%
   2004..........................    14,004 10.63 to 10.60    149 1.50% to 1.85%   0.00%       6.25% to    6.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                        Net Assets       Expenses as a  Investment
                                                  ---------------------- % of Average     Income          Total
                                          Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                        --------- -------------- ------- -------------- ---------- --------------------
Federated Insurance Series:
 Federated American Leaders
   Fund II -- Primary Shares
   2006................................ 2,636,575 22.02 to 11.32  45,394 1.15% to 1.60%    2.29%     15.47% to   14.95%
   2005................................ 3,421,019 19.07 to  9.85  51,833 1.15% to 1.60%    1.59%      3.82% to    3.35%
   2004................................ 4,327,099 18.37 to  9.53  64,074 1.15% to 1.60%    1.46%      8.51% to    8.03%
   2003................................ 5,109,544 16.93 to  8.82  71,020 1.15% to 1.60%    1.57%     26.23% to   25.66%
   2002................................ 5,925,474 13.41 to  7.02  66,257 1.15% to 1.60%    1.18%   (21.13)% to (21.49)%
 Federated Capital Income Fund II
   2006................................ 1,431,042 17.16 to  8.68  18,752 1.15% to 1.60%    6.04%     14.32% to   13.80%
   2005................................ 1,648,487 15.01 to  7.63  19,590 1.15% to 1.60%    5.42%      5.07% to    4.59%
   2004................................ 2,106,682 14.29 to  7.30  24,117 1.15% to 1.60%    4.55%      8.66% to    8.17%
   2003................................ 2,433,234 13.15 to  6.74  26,114 1.15% to 1.60%    6.47%     19.28% to   18.75%
   2002................................ 2,884,128 11.03 to  5.68  26,745 1.15% to 1.60%    5.74%   (24.82)% to (25.16)%
 Federated High Income Bond
   Fund II -- Primary Shares
   2006................................ 2,734,643 20.55 to 12.33  43,511 1.15% to 1.60%    9.06%      9.53% to    9.04%
   2005................................ 3,435,540 18.76 to 11.31  50,854 1.15% to 1.60%    8.41%      1.48% to    1.02%
   2004................................ 4,545,043 18.49 to 11.20  67,286 1.15% to 1.60%    7.21%      9.19% to    8.70%
   2003................................ 5,587,222 16.93 to 10.30  75,912 1.15% to 1.60%    7.23%     20.81% to   20.27%
   2002................................ 4,883,470 14.02 to  8.57  57,948 1.15% to 1.60%   11.14%      0.22% to  (0.23)%
 Federated High Income Bond
   Fund II -- Service Shares
   2006................................ 3,139,428 13.11 to 10.92  41,883 1.45% to 2.30%    8.12%      8.97% to    8.03%
   2005................................ 3,336,310 13.02 to 10.10  40,903 1.45% to 2.30%    8.21%      3.95% to    0.03%
   2004................................ 3,777,328 12.93 to 10.65  46,278 1.45% to 2.20%    6.83%      8.56% to    6.47%
   2003................................ 3,804,534 11.92 to 10.93  43,334 1.45% to 1.70%    6.21%     19.97% to    9.92%
   2002................................ 2,067,575  9.94 to  9.13  19,637 1.50% to 1.70%    8.49%    (0.29)% to  (0.49)%
 Federated Kaufmann Fund II --
   Service Shares
   2006................................ 2,729,349 18.54 to 11.88  49,853 1.45% to 2.30%    0.60%     12.94% to   11.97%
   2005................................ 2,598,587 16.41 to 11.67  42,072 1.45% to 2.10%    0.00%     19.04% to    8.56%
   2004................................ 2,157,291 15.02 to 10.75  31,957 1.45% to 2.10%    0.00%     12.82% to    7.55%
   2003................................ 1,041,218 13.31 to 13.29  13,855 1.45% to 1.70%    0.00%     33.13% to   32.91%
Fidelity(R) Variable Insurance Products
  Fund:
 VIP Asset Manager/SM/ Portfolio --
   Initial Class
   2006................................ 4,607,975 33.01 to 11.03 125,274 1.15% to 1.60%    2.85%      6.09% to    5.61%
   2005................................ 5,612,856 31.12 to 10.45 145,425 1.15% to 1.60%    2.89%      2.85% to    2.39%
   2004................................ 6,990,247 30.25 to 10.20 177,876 1.15% to 1.60%    2.86%      4.25% to    3.78%
   2003................................ 8,203,922 29.02 to  9.83 202,792 1.15% to 1.60%    3.73%     16.62% to   16.09%
   2002................................ 9,341,511 24.88 to  8.47 201,811 1.15% to 1.60%    4.25%    (9.78)% to (10.19)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
 VIP Asset Manager/SM/ Portfolio
   -- Service Class 2
   2006.........................  2,406,777 11.19 to 10.80  26,494 1.45% to 2.30%   1.86%       5.59% to    4.68%
   2005.........................  1,719,286 10.60 to 10.32  18,085 1.45% to 2.30%   1.74%       5.68% to    1.50%
   2004.........................    615,985 10.36 to 10.31   6,367 1.45% to 2.20%   0.00%       3.63% to    3.10%
 VIP Balanced Portfolio --
   Service Class 2
   2006.........................  1,796,891 10.43 to 10.36  18,660 1.45% to 2.45%   0.00%       4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2006......................... 15,122,578 42.90 to 14.53 365,720 1.15% to 1.60%   1.29%      10.44% to    9.94%
   2005......................... 17,346,810 38.84 to 13.21 395,149 1.15% to 1.60%   0.32%      15.60% to   15.08%
   2004......................... 18,014,173 33.60 to 11.48 373,173 1.15% to 1.60%   0.34%      14.15% to   13.63%
   2003......................... 18,289,819 29.44 to 10.10 345,787 1.15% to 1.60%   0.48%      26.99% to   26.41%
   2002......................... 19,507,853 23.18 to  7.99 301,849 1.15% to 1.60%   0.88%    (10.39)% to (10.80)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2006......................... 15,703,609 17.76 to 11.63 222,580 1.45% to 2.30%   1.05%       9.82% to    8.88%
   2005......................... 14,601,767 16.17 to 11.72 186,832 1.45% to 2.20%   0.13%      18.64% to   14.21%
   2004......................... 11,400,601 14.07 to 10.22 126,139 1.45% to 2.10%   0.19%      13.49% to    9.35%
   2003.........................  8,758,809 12.40 to  9.03  83,388 1.45% to 1.70%   0.25%      26.27% to   23.95%
   2002.........................  5,509,199  7.90 to  7.16  40,962 1.50% to 1.70%   0.58%    (10.96)% to (11.14)%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2006.........................    318,324 15.77 to 12.06   4,966 1.45% to 2.30%   0.25%      12.17% to   11.20%
   2005.........................    272,005 14.06 to 11.11   3,783 1.45% to 2.10%   0.00%      18.93% to   18.15%
   2004.........................    116,145 11.82 to  9.43   1,349 1.45% to 1.85%   0.00%     (0.19)% to  (5.74)%
   2003.........................     19,191 11.84 to 11.82     227 1.45% to 1.70%   0.00%      18.43% to   18.23%
 VIP Equity-Income Portfolio --
   Initial Class
   2006......................... 11,178,345 63.26 to 13.18 354,377 1.15% to 1.60%   4.64%      18.82% to   18.28%
   2005......................... 12,732,143 53.24 to 11.15 360,949 1.15% to 1.60%   2.16%       4.65% to    4.18%
   2004......................... 14,915,554 50.87 to 10.70 424,071 1.15% to 1.60%   1.62%      10.24% to    9.75%
   2003......................... 16,092,429 46.15 to  9.75 449,106 1.15% to 1.60%   1.87%      28.83% to   28.25%
   2002......................... 17,384,021 35.82 to  7.60 397,750 1.15% to 1.60%   1.83%    (17.90)% to (18.27)%
 VIP Equity-Income Portfolio --
   Service Class 2
   2006......................... 11,552,360 16.96 to 12.32 167,917 1.45% to 2.30%   4.30%      18.19% to   17.18%
   2005......................... 11,457,949 14.35 to 10.51 140,869 1.45% to 2.30%   1.84%       8.90% to    3.25%
   2004......................... 11,495,741 13.79 to 10.55 135,375 1.45% to 2.20%   1.35%       9.74% to    5.49%
   2003......................... 10,004,113 12.58 to 10.21 106,695 1.45% to 1.70%   1.40%      28.08% to   25.83%
   2002.........................  6,899,345  8.41 to  7.98  56,774 1.50% to 1.70%   1.20%    (18.40)% to (18.56)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                             ---------------------- % of Average     Income          Total
                                    Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  ---------- -------------- ------- -------------- ---------- --------------------
 VIP Growth & Income Portfolio
   -- Initial Class
   2006..........................  5,004,800 11.49 to 10.49  70,323 0.75% to 1.60%   0.97%      12.33% to   11.38%
   2005..........................  6,261,125 16.51 to  9.42  80,236 0.75% to 1.60%   1.61%       6.83% to    5.92%
   2004..........................  7,888,810 15.52 to  8.89  96,756 0.75% to 1.60%   0.91%       5.00% to    4.11%
   2003..........................  8,830,242 14.84 to  8.54 105,013 0.75% to 1.60%   1.19%      22.85% to   21.80%
   2002..........................  8,972,885 12.13 to  7.01  88,457 0.75% to 1.60%   1.44%    (17.24)% to (17.95)%
 VIP Growth & Income Portfolio
   -- Service Class 2
   2006..........................  2,942,071 14.02 to 11.63  33,025 1.45% to 2.30%   0.71%      11.22% to   10.27%
   2005..........................  3,239,571 12.61 to  9.49  32,441 1.45% to 2.20%   1.34%      10.64% to    5.15%
   2004..........................  3,491,795 11.91 to  8.99  32,928 1.45% to 2.10%   0.74%       3.99% to    0.72%
   2003..........................  3,229,973 11.45 to  8.66  28,818 1.45% to 1.70%   0.90%      21.59% to   14.51%
   2002..........................  2,299,818  7.35 to  7.14  16,627 1.50% to 1.70%   1.15%    (18.09)% to (18.26)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2006..........................  1,977,585  9.08 to  7.83  20,640 0.75% to 1.60%   0.79%       4.67% to    3.78%
   2005..........................  2,631,347 12.25 to  7.55  26,579 0.75% to 1.60%   0.98%       8.08% to    7.16%
   2004..........................  3,222,872 11.38 to  7.04  30,762 0.75% to 1.60%   0.57%       6.39% to    5.48%
   2003..........................  3,973,549 10.74 to  6.68  36,215 0.75% to 1.60%   0.83%      28.90% to   27.80%
   2002..........................  4,717,501  8.36 to  5.22  33,698 0.75% to 1.60%   1.17%    (22.43)% to (23.09)%
 VIP Growth Portfolio -- Initial
   Class
   2006..........................  7,128,035 54.14 to  8.77 155,242 1.15% to 1.60%   0.42%       5.62% to    5.15%
   2005..........................  8,949,110 51.26 to  8.34 187,625 1.15% to 1.60%   0.53%       4.59% to    4.11%
   2004.......................... 11,497,544 49.01 to  8.01 232,389 1.15% to 1.60%   0.28%       2.19% to    1.73%
   2003.......................... 13,789,411 47.96 to  7.87 276,891 1.15% to 1.60%   0.28%      31.32% to   30.73%
   2002.......................... 14,313,914 36.52 to  6.02 234,097 1.15% to 1.60%   0.28%    (30.91)% to (31.22)%
 VIP Growth Portfolio -- Service
   Class 2
   2006..........................  6,327,145 13.82 to 10.95  49,669 1.45% to 2.30%   0.17%       5.03% to    4.13%
   2005..........................  7,097,801 13.16 to  6.35  52,415 1.45% to 2.30%   0.28%      11.44% to    3.19%
   2004..........................  7,951,697 12.66 to  6.13  55,296 1.45% to 2.20%   0.13%       4.30% to  (4.33)%
   2003..........................  8,154,350 12.45 to  6.04  54,254 1.45% to 1.70%   0.10%      30.55% to   24.53%
   2002..........................  6,256,245  5.47 to  4.64  30,696 1.50% to 1.70%   0.12%    (31.34)% to (31.48)%
 VIP Mid Cap Portfolio -- Initial
   Class
   2006..........................      2,165 21.25 to 21.25      46 0.75% to 0.75%   1.33%      11.86% to   11.86%
   2005..........................      1,987 19.00 to 19.00      38 0.75% to 0.75%   0.00%      17.42% to   17.42%
   2004..........................      2,312 16.18 to 16.18      37 0.75% to 0.75%   0.00%      23.98% to   23.98%
   2003..........................      4,695 13.05 to 13.05      61 0.75% to 0.75%   0.41%      37.60% to   37.60%
   2002..........................      3,180  9.49 to  9.49      30 0.75% to 0.75%   0.98%    (10.50)% to (10.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 VIP Mid Cap Portfolio -- Service
   Class 2
   2006........................... 12,522,594 22.30 to 11.70 248,786 1.15% to 2.30%   1.26%      11.11% to    9.82%
   2005........................... 14,074,825 20.07 to 10.66 253,445 1.15% to 2.30%   0.00%      20.82% to    6.57%
   2004........................... 12,369,414 17.20 to 11.57 191,415 1.15% to 2.20%   0.00%      23.22% to   15.73%
   2003...........................  9,995,251 13.96 to 12.19 125,003 1.15% to 1.70%   0.21%      39.59% to   35.90%
   2002...........................  5,809,942  9.09 to  8.97  52,471 1.50% to 1.70%   0.67%    (11.38)% to (11.56)%
 VIP Overseas Portfolio -- Initial
   Class
   2006...........................  3,799,436 12.21 to 13.60  89,338 0.75% to 1.60%   1.51%      17.20% to   16.20%
   2005...........................  4,093,905 30.58 to 10.42  85,081 0.75% to 1.60%   1.20%      18.16% to   17.15%
   2004...........................  4,657,372 25.99 to  8.81  83,792 0.75% to 1.60%   1.12%      12.78% to   11.82%
   2003...........................  4,047,415 23.14 to  7.82  68,384 0.75% to 1.60%   0.77%      42.29% to   41.08%
   2002...........................  2,992,198 16.33 to  5.49  38,302 0.75% to 1.60%   0.78%    (20.88)% to (21.55)%
 VIP Value Strategies Portfolio --
   Service Class 2
   2006...........................    328,408 13.01 to 12.19   4,262 1.45% to 2.30%   2.14%      14.33% to   13.35%
   2005...........................    253,954 11.66 to 11.26   2,886 1.45% to 2.20%   0.09%      16.56% to    0.28%
   2004...........................    141,556 11.27 to 11.22   1,594 1.45% to 2.10%   0.00%      12.74% to   12.24%
Franklin Templeton Variable
  Insurance Products Trust:
 Franklin Income Securities Fund
   -- Class 2 Shares
   2006........................... 35,127,803 12.13 to 11.45 408,565 1.45% to 2.30%   3.68%      16.53% to   15.53%
   2005...........................  5,924,883 10.41 to  9.91  60,208 1.45% to 2.30%   0.31%       4.07% to  (0.86)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2006...........................     95,866 13.92 to 11.24   1,139 1.45% to 2.05%   0.30%       9.29% to    8.63%
   2005...........................      3,727 12.74 to 10.40      45 1.45% to 1.85%   0.22%       3.99% to  (0.41)%
   2004...........................         97 12.79 to 12.79       1 1.45% to 1.45%   0.55%       6.37% to    6.37%
 Mutual Shares Securities Fund --
   Class 2 Shares
   2006...........................  1,979,743 16.91 to 12.09  27,995 1.45% to 2.05%   0.40%      16.67% to   15.96%
   2005...........................      4,503 14.49 to 14.49      65 1.45% to 1.45%   0.00%       8.96% to    8.96%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2006...........................  1,566,844 13.55 to 13.31  20,910 0.75% to 1.60%   1.36%      20.79% to   19.76%
   2005...........................  1,348,354 11.17 to 11.12  15,007 1.15% to 1.60%   1.38%       9.21% to    8.72%
   2004...........................     15,631 10.23 to 10.23     160 1.40% to 1.55%   0.00%       2.26% to    2.25%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2006...........................    134,594 19.92 to 12.35   1,885 1.45% to 2.05%   0.59%      19.69% to   18.96%
   2005...........................      3,040 16.64 to 11.16      42 1.45% to 1.85%   1.34%      11.60% to    8.52%
   2004...........................      1,601 15.33 to 14.55      24 1.45% to 1.50%   1.16%      16.81% to   16.75%
   2003...........................      1,243 12.46 to 12.46      15 1.50% to 1.50%   1.70%      30.23% to   30.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                               Net Assets       Expenses as a  Investment
                                         ---------------------- % of Average     Income          Total
                                Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                              ---------- -------------- ------- -------------- ---------- --------------------
 Templeton Global Asset
   Allocation Fund -- Class 2
   Shares
   2006......................     10,563 17.54 to 12.08     185 1.45% to 2.05%   3.31%      19.36% to   18.64%
   2005......................        118 14.69 to 14.69       2 1.45% to 1.45%   2.95%       2.06% to    2.06%
 Templeton Global Income
   Securities Fund -- Class 1
   Shares
   2006......................    753,106 10.87 to 10.82   8,153 1.15% to 1.40%   3.12%      11.84% to   11.56%
   2005......................    864,668  9.72 to  9.70   8,386 1.15% to 1.40%   2.48%     (4.03)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2006......................    725,873 11.05 to 10.98   8,020 1.45% to 2.45%   0.07%      10.55% to    9.80%
 GE Investments Funds, Inc.
   Income Fund
   2006......................  9,579,086 13.60 to 10.21 115,519 0.75% to 2.30%   4.94%       3.59% to    1.98%
   2005......................  8,740,643 13.88 to 10.01 108,135 0.75% to 2.30%   4.78%       1.27% to  (0.20)%
   2004...................... 10,158,295 13.76 to 10.02 126,630 0.75% to 2.20%   4.53%       2.64% to    0.15%
   2003...................... 12,585,305 13.46 to 10.03 157,345 0.75% to 1.70%   3.51%       2.82% to    0.34%
   2002...................... 15,139,161 13.14 to 10.63 189,589 0.75% to 1.70%   3.97%       9.06% to    8.02%
 International Equity Fund
   2006......................  2,435,637 12.00 to 13.42  64,895 0.75% to 1.60%   1.22%      23.76% to   22.71%
   2005......................  2,434,791 17.37 to  9.69  33,736 0.75% to 1.60%   1.08%      17.31% to   16.31%
   2004......................  2,359,614 14.86 to  8.26  28,421 0.75% to 1.60%   1.31%      14.98% to   14.00%
   2003......................  2,039,124 12.98 to  7.19  21,693 0.75% to 1.60%   1.83%      36.87% to   35.71%
   2002......................  1,853,558  9.52 to  5.25  14,394 0.75% to 1.60%   0.95%    (24.40)% to (25.05)%
 Mid-Cap Equity Fund
   2006......................  9,999,398 17.10 to 11.13 184,210 0.75% to 2.30%   1.42%       7.59% to    5.91%
   2005...................... 12,172,578 24.22 to 10.51 213,473 0.75% to 2.30%   2.32%      15.64% to    5.12%
   2004...................... 13,952,494 21.93 to 11.03 224,676 0.75% to 2.20%   1.04%      15.15% to   10.27%
   2003...................... 14,866,511 19.12 to 11.35 212,983 0.75% to 1.70%   1.42%      31.94% to   29.03%
   2002...................... 13,351,165 14.55 to  8.68 150,338 0.75% to 1.70%   0.84%    (14.41)% to (15.23)%
 Money Market Fund
   2006...................... 21,488,145  1.13 to 10.25 250,972 0.75% to 2.30%   4.55%       3.84% to    2.23%
   2005...................... 19,518,352 17.46 to  1.09 224,779 0.75% to 2.30%   2.71%       2.04% to    0.30%
   2004...................... 21,673,274 17.18 to  1.07 253,479 0.75% to 2.20%   0.96%       0.20% to  (0.99)%
   2003...................... 30,936,574 17.21 to  1.06 362,930 0.75% to 1.70%   0.82%       0.02% to  (0.93)%
   2002...................... 52,540,617 17.28 to  1.06 644,670 0.75% to 1.70%   1.49%       0.71% to  (0.25)%
 Premier Growth Equity Fund
   2006......................  8,571,043 10.15 to 11.07  92,189 0.75% to 2.30%   0.39%       8.25% to    6.57%
   2005...................... 10,802,937 12.75 to  8.70 108,010 0.75% to 2.10%   0.33%       6.94% to (12.00)%
   2004...................... 12,715,343 12.77 to  8.73 127,244 0.75% to 2.10%   0.61%       6.23% to    2.68%
   2003...................... 14,097,692 12.11 to  8.30 132,417 0.75% to 1.70%   0.21%      27.95% to   21.09%
   2002......................  9,623,943  7.73 to  6.55  71,017 0.75% to 1.70%   0.05%    (21.61)% to (22.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets        Expenses as a  Investment
                                          ------------------------ % of Average     Income          Total
                                 Units      Unit Value     000s    Net Assets(1)   Ratio(2)       Return(3)
                              ----------- -------------- --------- -------------- ---------- --------------------
 Real Estate Securities Fund
   2006......................   4,786,494 30.29 to 13.92   165,844 0.75% to 2.30%   2.96%      32.03% to   29.98%
   2005......................   4,838,741 41.09 to 11.27   134,195 0.75% to 2.20%   5.60%      12.86% to    9.44%
   2004......................   5,230,441 37.18 to 12.39   137,383 0.75% to 2.10%   6.13%      31.38% to   23.93%
   2003......................   4,151,803 28.42 to 12.47    93,073 0.75% to 1.70%   3.71%      36.35% to   24.71%
   2002......................   3,811,912 20.93 to 11.55    67,567 0.75% to 1.60%   4.04%     (2.09)% to  (2.92)%
 S&P 500(R) Index Fund
   2006......................  27,944,634 10.22 to 11.75   428,833 0.75% to 2.30%   1.55%      14.57% to   12.78%
   2005......................  33,003,926 51.05 to  8.36   467,252 0.75% to 2.10%   1.48%       3.73% to (43.38)%
   2004......................  37,617,221 49.41 to  8.14   543,296 0.75% to 2.10%   1.59%       9.63% to    4.49%
   2003......................  39,333,214 45.25 to  7.50   553,096 0.75% to 1.70%   1.39%      27.31% to   21.40%
   2002......................  33,299,496 35.69 to  5.95   419,260 0.75% to 1.70%   1.19%    (22.95)% to (23.69)%
 Small-Cap Equity Fund
   2006......................   6,832,957 17.74 to 11.47   117,116 1.15% to 2.30%   0.73%      11.97% to   10.67%
   2005......................   7,714,654 15.84 to 10.36   118,862 1.15% to 2.30%   1.07%      12.99% to    3.62%
   2004......................   7,633,871 14.63 to 10.77   109,300 1.15% to 2.20%   6.53%      13.82% to    7.69%
   2003......................   5,955,779 12.85 to 12.48    75,483 1.15% to 1.70%   0.08%      28.54% to   22.01%
   2002......................   3,759,543 10.45 to 10.22    38,978 1.50% to 1.70%   0.31%    (15.15)% to (15.32)%
 Total Return Fund -- Class 1
   Shares
   2006...................... 102,618,455 13.20 to 11.53 1,342,576 0.75% to 2.30%   2.00%      12.90% to   11.14%
   2005......................  76,577,181 43.66 to 10.38   926,602 0.75% to 2.30%   2.16%       6.03% to    1.40%
   2004......................  38,281,553 42.60 to 10.35   499,210 0.75% to 2.20%   1.85%       7.38% to    3.51%
   2003......................  14,406,502 39.84 to 10.58   219,272 0.75% to 1.70%   1.69%      19.41% to    9.00%
   2002......................   6,079,671 33.49 to  8.86   108,117 0.75% to 1.60%   2.28%     (8.01)% to (10.76)%
 Total Return Fund -- Class 3
   Shares
   2006......................  34,613,995 10.62 to 10.55   366,059 1.40% to 2.45%   3.98%       6.24% to    5.49%
 U.S. Equity Fund
   2006......................   7,832,639 11.15 to 11.74    92,349 0.75% to 2.30%   1.43%      15.25% to   13.46%
   2005......................   8,579,915 12.65 to  9.12    89,485 0.75% to 2.10%   1.08%       5.20% to    0.36%
   2004......................   9,832,535 12.52 to  9.05   101,788 0.75% to 1.85%   1.30%       7.36% to    3.60%
   2003......................  10,651,882 11.75 to  8.51   103,414 0.75% to 1.70%   1.00%      22.35% to   17.47%
   2002......................   9,869,194  8.96 to  7.02    79,298 0.75% to 1.70%   0.92%    (19.87)% to (20.64)%
 Value Equity Fund
   2006......................   3,047,118 15.26 to 11.91    36,299 1.45% to 2.30%   1.78%      16.15% to   15.15%
   2005......................   3,339,541 13.14 to  9.69    34,230 1.45% to 2.10%   1.18%       5.50% to    1.88%
   2004......................   3,480,148 12.81 to  9.47    34,553 1.45% to 2.10%   1.28%       7.98% to    4.64%
   2003......................   3,082,645 11.87 to  8.79    27,903 1.45% to 1.70%   1.55%      22.19% to   18.66%
   2002......................   2,211,692  7.45 to  7.21    16,201 1.50% to 1.70%   1.11%    (18.80)% to (18.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                   Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 ---------- -------------- ------- -------------- ---------- --------------------
Goldman Sachs Variable Insurance
  Trust:
 Goldman Sachs Growth and
   Income Fund
   2006.........................  3,272,299 12.28 to 12.28  41,477 1.15% to 1.60%   1.85%      21.22% to   20.68%
   2005.........................  3,272,582  11.18 to 9.94  34,128 1.15% to 1.60%   1.61%       2.74% to    2.27%
   2004.........................  3,446,861  10.93 to 9.70  34,995 1.15% to 1.60%   1.89%      17.43% to   16.90%
   2003.........................  2,563,134   9.34 to 8.28  22,311 1.15% to 1.60%   1.40%      22.93% to   22.38%
   2002.........................  2,547,361   7.63 to 6.75  18,100 1.15% to 1.60%   1.63%    (12.36)% to (12.76)%
 Goldman Sachs Mid Cap Value
   Fund
   2006.........................  8,424,816 22.94 to 11.78 190,448 1.15% to 2.30%   2.69%      14.83% to   13.50%
   2005......................... 10,076,121 23.29 to 10.38 206,455 1.15% to 2.30%   2.89%      13.89% to    3.80%
   2004......................... 10,129,549 20.96 to 17.62 191,656 1.15% to 1.60%   4.68%      24.43% to   23.88%
   2003......................... 10,378,954 16.91 to 14.19 158,065 1.15% to 1.60%   0.87%      26.92% to   26.34%
   2002......................... 12,446,749 13.38 to 11.21 149,957 1.15% to 1.60%   0.98%     (5.79)% to  (6.22)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2006.........................     30,562 10.71 to 10.20     325 1.45% to 2.05%   4.11%       2.63% to    2.01%
   2005.........................     14,792 10.83 to 10.07     155 1.45% to 1.85%   4.30%       1.32% to    0.71%
   2004.........................      4,864 10.69 to 10.29      51 1.45% to 1.50%   4.90%       2.78% to    2.73%
   2003.........................      3,051 10.41 to 10.41      32 1.50% to 1.50%   3.62%       2.16% to    2.16%
   2002.........................        378 10.19 to 10.19       4 1.50% to 1.50%   0.00%       1.84% to    1.84%
 International Equity Portfolio
   2006.........................      9,030 20.29 to 12.58     121 1.45% to 2.05%   0.93%      20.27% to   19.54%
   2005.........................      4,892 16.37 to 11.28      56 1.50% to 1.85%   0.03%      12.81% to    9.04%
   2004.........................        427 15.02 to 15.02       6 1.50% to 1.50%   0.43%      16.59% to   16.59%
   2003.........................         24 12.88 to 12.88       1 1.50% to 1.50%   0.32%      30.47% to   30.47%
 Mid Cap Value Portfolio
   2006.........................     13,607 18.20 to 11.90     204 1.45% to 2.05%   1.56%      15.15% to   14.45%
   2005.........................      6,178 16.64 to 10.88      85 1.45% to 1.85%   0.86%       8.80% to    7.58%
   2004.........................      2,833 15.47 to 14.69      44 1.45% to 1.50%   0.66%      19.30% to   19.24%
   2003.........................      1,288 12.97 to 12.97      17 1.50% to 1.50%   0.41%      27.68% to   27.68%
   2002.........................        368 10.16 to 10.16       4 1.50% to 1.50%   0.00%       1.55% to    1.55%
 Small Company Portfolio
   2006.........................      1,797 19.09 to 11.67      34 1.45% to 2.05%   0.73%      13.34% to   12.66%
   2005.........................      1,147 16.84 to 16.43      19 1.45% to 1.50%   0.00%       1.92% to    1.87%
   2004.........................        468 16.52 to 16.13       8 1.45% to 1.50%   0.00%      25.33% to   25.26%
 U.S. Large Cap Core Equity
   Portfolio
   2006.........................      1,026 14.98 to 11.77      15 1.45% to 2.05%   0.76%      14.89% to   14.19%
   2005.........................        209 13.34 to 13.04       3 1.45% to 1.50%   0.00%     (0.12)% to  (0.17)%
   2004.........................        449 13.36 to 13.36       6 1.50% to 1.50%   0.00%       7.85% to    7.85%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
Janus Aspen Series:
 Balanced Portfolio --
   Institutional Shares
   2006........................... 11,736,692 29.14 to 13.04 239,080 1.15% to 1.60%   2.06%       9.45% to    8.96%
   2005........................... 14,694,411 26.62 to 11.96 280,976 1.15% to 1.60%   2.16%       6.71% to    6.23%
   2004........................... 18,726,294 24.95 to 11.26 341,093 1.15% to 1.60%   2.11%       7.28% to    6.79%
   2003........................... 23,386,397 23.26 to 10.55 401,896 1.15% to 1.60%   2.14%      12.74% to   12.23%
   2002........................... 28,795,699  20.63 to 9.40 437,774 1.15% to 1.60%   2.34%     (7.52)% to  (7.94)%
 Balanced Portfolio -- Service
   Shares
   2006........................... 12,503,041 13.46 to 11.24 146,250 1.45% to 2.30%   1.97%       8.82% to    7.88%
   2005........................... 11,967,310 12.37 to 10.38 129,246 1.45% to 2.30%   2.08%       9.23% to    4.21%
   2004........................... 12,415,157  11.66 to 9.81 126,022 1.45% to 2.20%   2.25%       7.58% to    4.18%
   2003........................... 12,486,493  10.92 to 9.21 117,998 1.45% to 1.70%   1.95%      12.02% to    9.24%
   2002...........................  9,736,412   8.79 to 8.24  81,987 1.50% to 1.70%   2.24%     (8.07)% to  (8.26)%
 Fundamental Equity Portfolio --
   Institutional Shares
   2006...........................      1,161 11.57 to 11.57      13 0.75% to 0.75%   0.17%       9.12% to    9.12%
   2005...........................        901 10.60 to 10.60      10 0.75% to 0.75%   0.10%      14.82% to   14.82%
   2004...........................        674   9.23 to 9.23       6 0.75% to 0.75%   0.13%      12.59% to   12.59%
   2003...........................        360   8.20 to 8.20       3 0.75% to 0.75%   0.17%      22.18% to   22.18%
   2002...........................        332   6.71 to 6.71       2 0.75% to 0.75%   0.35%    (18.88)% to (18.88)%
 Flexible Bond Portfolio --
   Institutional Shares
   2006...........................  2,078,967 13.92 to 13.16  33,277 0.75% to 1.60%   4.65%       3.44% to    2.56%
   2005...........................  2,605,456 18.05 to 12.83  40,940 0.75% to 1.60%   5.07%       1.24% to    0.38%
   2004...........................  3,478,734 17.90 to 12.78  54,713 0.75% to 1.60%   5.18%       3.19% to    2.31%
   2003...........................  4,957,575 17.42 to 12.50  76,430 0.75% to 1.60%   4.28%       5.60% to    4.69%
   2002...........................  7,116,394 16.56 to 11.94 103,887 0.75% to 1.60%   4.75%       9.65% to    8.71%
 Forty Portfolio -- Institutional
   Shares
   2006...........................  6,226,663  9.53 to 11.22 106,826 0.75% to 1.60%   0.34%       8.53% to    7.60%
   2005...........................  8,125,313  26.23 to 8.78 133,264 0.75% to 1.60%   0.21%      12.00% to   11.05%
   2004........................... 10,076,237  23.51 to 7.84 149,722 0.75% to 1.60%   0.24%      17.34% to   16.34%
   2003........................... 12,210,291  20.12 to 6.68 158,169 0.75% to 1.60%   0.47%      19.63% to   18.61%
   2002........................... 15,419,556  16.88 to 5.59 169,212 0.75% to 1.60%   0.54%    (16.30)% to (17.02)%
 Forty Portfolio -- Service Shares
   2006...........................  3,571,495 16.17 to 11.21  36,853 1.45% to 2.30%   0.16%       7.54% to    6.61%
   2005...........................  2,879,442  15.03 to 8.13  26,279 1.45% to 2.10%   0.01%      15.04% to   10.20%
   2004...........................  3,025,070  13.55 to 7.34  24,598 1.45% to 1.85%   0.03%      16.26% to   12.40%
   2003...........................  3,224,296  11.66 to 6.33  21,935 1.45% to 1.70%   0.24%      18.43% to   16.56%
   2002...........................  3,224,751   6.45 to 5.36  18,242 1.50% to 1.70%   0.31%    (17.19)% to (17.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 Global Life Sciences Portfolio --
   Service Shares
   2006...........................  1,245,359  10.78 to 9.75  12,889 1.15% to 1.70%   0.00%       5.11% to    4.53%
   2005...........................  1,576,985  10.26 to 9.33  15,547 1.15% to 1.70%   0.00%      11.04% to   10.42%
   2004...........................  1,708,218   9.24 to 8.45  15,234 1.15% to 1.70%   0.00%      12.91% to   12.28%
   2003...........................  1,934,877   8.18 to 7.53  15,343 1.15% to 1.70%   0.00%      24.74% to   24.05%
   2002...........................  2,273,397   6.56 to 6.07  14,518 1.15% to 1.70%   0.00%    (30.36)% to (30.75)%
 Global Technology Portfolio --
   Service Shares
   2006...........................  2,760,786   4.17 to 3.94  11,189 1.15% to 1.70%   0.00%       6.59% to    6.00%
   2005...........................  3,428,546   3.91 to 3.71  13,089 1.15% to 1.70%   0.00%      10.27% to    9.66%
   2004...........................  4,580,239   3.55 to 3.39  15,925 1.15% to 1.70%   0.00%     (0.59)% to  (1.14)%
   2003...........................  6,518,426   3.57 to 3.43  22,868 1.15% to 1.70%   0.00%      44.79% to   43.99%
   2002...........................  4,661,214   2.47 to 2.38  11,317 1.15% to 1.70%   0.00%    (41.61)% to (41.94)%
 International Growth Portfolio --
   Institutional Shares
   2006...........................  5,695,936 14.27 to 22.71 169,248 0.75% to 1.60%   1.92%      45.92% to   44.68%
   2005...........................  5,689,187  27.18 to 9.78 119,507 0.75% to 1.60%   1.21%      31.30% to   30.19%
   2004...........................  5,850,102  20.79 to 7.45  96,153 0.75% to 1.60%   0.89%      18.06% to   17.05%
   2003...........................  6,790,247  17.68 to 6.31  96,516 0.75% to 1.60%   1.21%      33.90% to   32.76%
   2002...........................  8,547,809  13.26 to 4.71  92,014 0.75% to 1.60%   0.83%    (26.14)% to (26.77)%
 International Growth Portfolio --
   Service Shares
   2006...........................  2,156,293 29.80 to 20.96  32,138 1.45% to 2.20%   1.84%      44.51% to   43.41%
   2005...........................  2,594,044  20.62 to 8.89  26,589 1.45% to 2.20%   1.04%      30.03% to   29.05%
   2004...........................  3,257,488  15.86 to 6.86  25,980 1.45% to 2.20%   0.86%      16.97% to    9.50%
   2003...........................  3,539,571  13.56 to 5.88  22,850 1.45% to 1.70%   1.16%      35.60% to   32.25%
   2002...........................  2,845,383   5.51 to 4.44  13,347 1.50% to 1.70%   0.90%    (26.87)% to (27.02)%
 Large Cap Growth Portfolio --
   Institutional Shares
   2006...........................  8,909,493  25.48 to 8.63 134,434 1.15% to 1.60%   0.47%      10.10% to    9.60%
   2005........................... 11,100,423  23.14 to 7.87 156,161 1.15% to 1.60%   0.32%       3.09% to    2.63%
   2004........................... 14,045,508  22.45 to 7.67 196,579 1.15% to 1.60%   0.13%       3.31% to    2.85%
   2003........................... 17,653,848  21.73 to 7.46 243,768 1.15% to 1.60%   0.08%      30.22% to   29.63%
   2002........................... 22,269,781  16.69 to 5.75 238,533 1.15% to 1.60%   0.00%    (27.36)% to (27.69)%
 Large Cap Growth Portfolio --
   Service Shares
   2006...........................  1,935,725   6.63 to 6.54  13,364 1.50% to 1.70%   0.28%       9.47% to    9.25%
   2005...........................  2,185,778   7.06 to 5.99  13,753 1.50% to 1.70%   0.12%       2.46% to    2.25%
   2004...........................  2,676,051   6.90 to 5.86  16,511 1.50% to 1.70%   0.00%       2.64% to    2.43%
   2003...........................  3,297,592   6.72 to 5.72  19,781 1.50% to 1.70%   0.00%      29.52% to   29.26%
   2002...........................  3,634,193   5.19 to 4.42  16,885 1.50% to 1.70%   0.00%    (27.82)% to (27.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                             ---------------------- % of Average     Income          Total
                                    Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  ---------- -------------- ------- -------------- ---------- --------------------
 Mid Cap Growth Portfolio --
   Institutional Shares
   2006..........................  5,680,114 34.21 to 10.00 106,781 1.15% to 1.60%   0.00%      12.31% to   11.80%
   2005..........................  7,153,975  30.46 to 8.94 122,135 1.15% to 1.60%   0.00%      11.02% to   10.52%
   2004..........................  8,776,234  27.44 to 8.09 136,587 1.15% to 1.60%   0.00%      19.36% to   18.82%
   2003.......................... 10,582,904  22.99 to 6.81 139,995 1.15% to 1.60%   0.00%      33.55% to   32.95%
   2002.......................... 12,228,711  17.21 to 5.12 123,968 1.15% to 1.60%   0.00%    (28.77)% to (29.09)%
 Mid Cap Growth Portfolio --
   Service Shares
   2006..........................  2,314,385   5.44 to 5.37  13,878 1.50% to 1.70%   0.00%      11.61% to   11.38%
   2005..........................  2,610,339   7.22 to 4.82  14,046 1.50% to 1.70%   0.00%      10.35% to   10.13%
   2004..........................  3,157,328   6.55 to 4.37  15,551 1.50% to 1.70%   0.00%      18.67% to   18.43%
   2003..........................  3,274,296   5.52 to 3.69  13,558 1.50% to 1.70%   0.00%      32.74% to   32.48%
   2002..........................  3,435,307   4.16 to 2.79  10,607 1.50% to 1.70%   0.00%    (29.20)% to (29.34)%
 Worldwide Growth Portfolio --
   Institutional Shares
   2006..........................  7,718,473 34.96 to 10.60 164,481 1.15% to 1.60%   1.71%      16.85% to   16.32%
   2005..........................  9,616,476 29.92 to  9.11 179,661 1.15% to 1.60%   1.31%       4.65% to    4.18%
   2004.......................... 12,248,563 28.59 to  8.74 225,696 1.15% to 1.60%   0.95%       3.57% to    3.11%
   2003.......................... 15,576,320 27.61 to  8.48 283,636 1.15% to 1.60%   1.08%      22.57% to   22.01%
   2002.......................... 20,708,412 22.52 to  6.95 314,224 1.15% to 1.60%   0.82%    (26.36)% to (26.69)%
 Worldwide Growth Portfolio --
   Service Shares
   2006..........................  2,410,037  6.91 to  6.82  17,511 1.50% to 1.70%   1.59%      16.17% to   15.94%
   2005..........................  2,945,854  7.22 to  5.88  18,413 1.50% to 1.70%   1.18%       3.99% to    3.78%
   2004..........................  3,424,126  6.95 to  5.67  20,558 1.50% to 1.70%   0.87%       2.96% to    2.75%
   2003..........................  4,043,372  6.75 to  5.52  23,612 1.50% to 1.70%   0.83%      21.83% to   21.58%
   2002..........................  4,488,347  5.55 to  4.54  21,577 1.50% to 1.70%   0.61%    (26.82)% to (26.97)%
JPMorgan Insurance Trust:
 JPMorgan Insurance Trust Core
   Bond Portfolio 1
   2006..........................    151,880 10.44 to 10.39   1,581 1.45% to 2.20%   0.00%       4.40% to    3.87%
 JPMorgan Insurance Trust
   Diversified Equity Portfolio 1
   2006..........................        399 11.01 to 10.96       4 1.45% to 2.20%   0.00%      10.11% to    9.55%
 JPMorgan Insurance Trust
   Diversified Mid Cap Growth
   Portfolio 1
   2006..........................        431 10.00 to  9.95       4 1.45% to 2.20%   0.00%       0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio 1
   2006..........................      1,226 10.87 to 10.82      13 1.45% to 2.20%   0.00%       8.75% to    8.20%
 JPMorgan Insurance Trust
   Government Bond Portfolio 1
   2006..........................    144,330 10.44 to 10.39   1,503 1.45% to 2.20%   0.00%       4.44% to    3.92%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio 1
   2006............................       939 10.28 to 10.23     10 1.45% to 2.20%   0.00%       2.79% to    2.27%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio 1
   2006............................       416 10.22 to 10.17      4 1.45% to 2.20%   0.00%       2.24% to    1.72%
Legg Mason Partners Variable
  Portfolios I, Inc.:
 Legg Mason Partners Variable All
   Cap Portfolio -- Class II
   2006............................ 1,197,152 16.36 to 11.86 18,819 1.45% to 2.30%   1.35%      16.17% to   15.17%
   2005............................ 1,130,086 14.08 to 10.14 15,620 1.45% to 2.30%   0.64%       9.37% to    1.44%
   2004............................ 1,050,803 13.78 to  9.99 14,351 1.45% to 2.20%   0.22%       6.51% to  (0.13)%
   2003............................   550,460 12.93 to 12.91  7,116 1.45% to 1.70%   0.00%      29.34% to   29.12%
 Legg Mason Partners Variable
   Investors Portfolio -- Class I
   2006............................ 2,344,053 19.33 to 13.92 39,253 1.15% to 1.60%   1.55%      16.90% to   16.38%
   2005............................ 3,136,093 16.54 to 11.96 44,992 1.15% to 1.60%   1.08%       5.31% to    4.83%
   2004............................ 3,828,177 15.70 to 11.41 52,751 1.15% to 1.60%   1.41%       9.10% to    8.61%
   2003............................ 4,244,587 14.39 to 10.51 53,784 1.15% to 1.60%   1.46%      30.81% to   30.22%
   2002............................ 4,724,736 11.00 to  8.07 45,820 1.15% to 1.60%   1.07%    (23.93)% to (24.28)%
 Legg Mason Partners Variable
   Strategic Bond Portfolio --
   Class I
   2006............................ 2,386,389 15.21 to 14.23 34,924 1.15% to 1.60%   4.93%       3.82% to    3.35%
   2005............................ 2,947,461 14.65 to 13.77 41,733 1.15% to 1.60%   5.74%       1.29% to    0.84%
   2004............................ 3,360,947 14.46 to 13.66 47,175 1.15% to 1.60%   4.54%       5.42% to    4.94%
   2003............................ 3,804,830 13.72 to 13.01 50,837 1.15% to 1.60%   5.07%      11.93% to   11.42%
   2002............................ 3,830,361 12.26 to 11.68 45,855 1.15% to 1.60%   5.67%       7.59% to    7.10%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class I
   2006............................   982,919 14.33 to 12.53 13,041 1.15% to 1.60%   1.95%      11.27% to   10.77%
   2005............................ 1,230,866 12.88 to 11.31 14,823 1.15% to 1.60%   1.93%       2.13% to    1.67%
   2004............................ 1,502,908 12.61 to 11.12 17,838 1.15% to 1.60%   1.97%       7.48% to    7.00%
   2003............................ 1,670,456 11.73 to 10.39 18,581 1.15% to 1.60%   1.61%      14.58% to   14.07%
   2002............................ 1,789,547 10.24 to  9.11 17,415 1.15% to 1.60%   1.58%     (7.94)% to  (8.36)%
 Legg Mason Partners Variable Total
   Return Portfolio -- Class II
   2006............................   961,071 11.69 to 11.32 10,918 1.45% to 2.30%   2.99%      10.63% to    9.68%
   2005............................   200,450 10.57 to 10.32  2,086 0.00% to 2.30%   6.90%       5.66% to    3.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                   Net Assets       Expenses as a  Investment
                                              --------------------- % of Average     Income          Total
                                      Units     Unit Value    000s  Net Assets(1)   Ratio(2)       Return(3)
                                    --------- -------------- ------ -------------- ---------- --------------------
Legg Mason Partners Variable
  Portfolios II:
 Legg Mason Partners Variable
   Aggressive Growth Portfolio --
   Class II
   2006............................   772,298 15.90 to 11.27 11,455 1.45% to 2.30%   0.00%       9.14% to    8.21%
   2005............................   613,685 14.57 to 10.41  8,448 1.45% to 2.30%   0.00%      16.87% to    4.11%
   2004............................   449,954 13.48 to  9.99  5,898 1.45% to 2.20%   0.00%       7.21% to  (0.05)%
   2003............................   185,388 12.57 to 12.55  2,331 1.45% to 1.70%   0.00%      25.74% to   25.53%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2006............................ 3,222,544 13.38 to 10.93 25,116 1.45% to 2.30%   0.00%       5.75% to    4.84%
   2005............................ 3,545,730 12.65 to  6.24 25,467 1.45% to 2.20%   0.14%       9.69% to    2.04%
   2004............................ 3,937,645 12.32 to  6.09 27,008 1.45% to 1.95%   0.00%       8.52% to    2.77%
   2003............................ 4,278,161 11.47 to  5.68 26,005 1.45% to 1.70%   0.00%      20.77% to   14.69%
   2002............................ 3,555,244  5.24 to  4.71 17,246 1.50% to 1.70%   0.00%    (28.80)% to (28.95)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2006............................ 2,090,802 14.98 to 11.55 21,603 1.45% to 2.30%   0.26%      11.06% to   10.11%
   2005............................ 2,371,865 13.49 to  8.65 21,954 1.45% to 2.10%   0.31%       5.48% to    4.78%
   2004............................ 2,568,716 12.79 to  8.22 22,289 1.45% to 2.10%   0.44%       9.51% to    5.81%
   2003............................ 2,644,443 11.68 to  7.53 20,576 1.45% to 1.70%   0.44%      20.01% to   16.77%
   2002............................ 2,053,327  6.49 to  6.29 13,080 1.50% to 1.70%   0.44%    (22.34)% to (22.50)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2006............................ 3,562,284 15.53 to 11.70 37,342 1.15% to 2.30%   0.00%      11.64% to   10.34%
   2005............................ 4,017,980 13.91 to  7.91 37,884 1.15% to 2.30%   0.00%      20.15% to    2.73%
   2004............................ 4,681,594 13.40 to  7.66 42,080 1.15% to 2.20%   0.00%       6.12% to  (3.17)%
   2003............................ 5,760,927 12.76 to  7.34 48,190 1.15% to 1.70%   0.00%      31.43% to   27.35%
   2002............................ 2,824,461  6.65 to  5.60 16,644 1.50% to 1.70%   0.00%    (32.83)% to (32.96)%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2006............................     4,108 11.58 to 10.45     48 1.45% to 2.05%   3.38%       4.85% to    4.21%
   2005............................       302 11.05 to 11.05      3 1.45% to 1.45%   0.00%       0.16% to    0.16%
 MFS(R) Total Return Series --
   Service Class Shares
   2006............................ 4,769,194 13.69 to 11.10 54,869 1.45% to 2.30%   2.24%      10.01% to    9.06%
   2005............................ 1,919,260 12.66 to 10.17 20,498 1.45% to 2.30%   0.02%       3.24% to    0.71%
   2004............................     2,493 12.53 to 12.30     31 1.45% to 1.50%   1.53%      23.04% to    9.36%
   2003............................     2,387 11.46 to 11.46     27 1.50% to 1.50%   1.64%      14.27% to   14.27%
 MFS(R) Utilities Series -- Service
   Class Shares
   2006............................ 3,724,035 23.32 to 12.81 58,884 1.45% to 2.30%   1.86%      29.07% to   27.96%
   2005............................ 3,815,454 18.06 to 11.21 46,068 1.45% to 2.00%   0.54%      14.89% to   14.25%
   2004............................ 3,741,935 15.72 to  9.78 38,786 1.45% to 1.85%   1.26%      27.96% to   20.65%
   2003............................ 3,467,512 12.29 to  7.66 27,426 1.45% to 1.70%   2.09%      33.54% to   22.88%
   2002............................ 2,744,995  5.90 to  5.75 15,955 1.50% to 1.70%   2.45%    (24.06)% to (24.21)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                    Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------- -------------- ---------- --------------------
Old Mutual Insurance Series Fund:
 Old Mutual Growth II Portfolio
   2006..........................   648,716 11.38 to 11.11   7,214 1.15% to 1.40%   0.00%       5.97% to    5.70%
   2005..........................   900,188 10.74 to 10.51   9,471 1.15% to 1.40%   0.00%      10.08% to    9.80%
   2004.......................... 1,150,006  9.76 to  9.57  11,018 1.15% to 1.40%   0.00%       5.38% to    5.12%
   2003.......................... 1,584,742  9.26 to  9.10  14,442 1.15% to 1.40%   0.00%      24.26% to   23.95%
   2002.......................... 2,015,582  7.45 to  7.34  14,811 1.15% to 1.40%   0.00%    (31.23)% to (31.40)%
 Old Mutual Large Cap Growth
   Portfolio
   2006..........................   578,757 17.97 to 17.54  10,172 1.15% to 1.40%   0.00%       4.33% to    4.07%
   2005..........................   778,153 17.22 to 16.85  13,137 1.15% to 1.40%   0.00%       3.36% to    3.10%
   2004.......................... 1,038,890 16.66 to 16.35  17,008 1.15% to 1.40%   0.00%       7.69% to    7.42%
   2003.......................... 1,315,600 15.47 to 15.22  20,046 1.15% to 1.40%   0.00%      29.68% to   29.36%
   2002.......................... 1,670,201 11.93 to 11.76  19,664 1.15% to 1.40%   0.00%    (30.13)% to (30.31)%
Oppenheimer Variable Account
  Funds:
 Oppenheimer Balanced Fund/VA
   2006.......................... 2,351,158 43.98 to 14.15  62,389 1.15% to 1.60%   2.91%       9.87% to    9.38%
   2005.......................... 2,872,752 40.03 to 12.94  71,609 1.15% to 1.60%   1.81%       2.70% to    2.23%
   2004.......................... 3,257,445 38.98 to 12.66  81,205 1.15% to 1.60%   1.03%       8.83% to    8.34%
   2003.......................... 3,200,683 35.82 to 11.68  77,470 1.15% to 1.60%   3.04%      23.52% to   22.96%
   2002.......................... 3,625,185 29.00 to  9.50  70,456 1.15% to 1.60%   3.69%    (11.43)% to (11.83)%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2006.......................... 3,734,727 12.22 to 10.89  43,482 1.45% to 2.30%   2.24%       9.26% to    8.31%
   2005.......................... 2,434,640 11.19 to 10.05  26,838 1.45% to 2.30%   1.26%       2.17% to    0.53%
   2004..........................   858,290 10.95 to 10.89   9,379 1.45% to 2.20%   0.00%       9.49% to    8.94%
 Oppenheimer Capital Appreciation
   Fund/VA
   2006.......................... 4,291,526 60.35 to 11.56 113,604 1.15% to 1.60%   0.40%       6.71% to    6.23%
   2005.......................... 5,344,427 56.56 to 10.88 137,163 1.15% to 1.60%   0.97%       3.89% to    3.43%
   2004.......................... 6,805,353 54.44 to 10.52 171,410 1.15% to 1.60%   0.33%       5.70% to    5.23%
   2003.......................... 7,569,133 51.50 to 10.00 190,033 1.15% to 1.60%   0.39%      29.44% to   28.86%
   2002.......................... 8,409,331 39.79 to  7.76 167,112 1.15% to 1.60%   0.66%    (27.70)% to (28.03)%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2006.......................... 1,137,445 14.18 to 11.12  15,884 1.45% to 2.30%   0.19%       6.12% to    5.21%
   2005.......................... 1,079,413 13.84 to 10.42  14,343 1.45% to 2.10%   0.72%       8.60% to    2.67%
   2004.......................... 1,047,495 13.40 to 10.15  13,465 1.45% to 2.10%   0.20%       5.07% to    1.49%
   2003..........................   545,483 12.76 to 12.30   6,776 1.45% to 1.70%   0.00%      28.73% to   22.97%
   2002..........................       100  9.69 to  9.69       1 1.70% to 1.70%   0.00%     (3.13)% to  (3.13)%
 Oppenheimer Core Bond Fund/VA
   2006.......................... 2,858,389 30.10 to 13.20  57,980 1.15% to 1.60%   5.63%       4.07% to    3.60%
   2005.......................... 3,417,647 28.92 to 12.69  69,116 1.15% to 1.60%   5.37%       1.41% to    0.95%
   2004.......................... 4,121,065 28.52 to 12.57  83,599 1.15% to 1.60%   4.90%       4.28% to    3.81%
   2003.......................... 5,350,486 27.35 to 12.10 105,152 1.15% to 1.60%   6.02%       5.55% to    5.07%
   2002.......................... 7,128,092 25.91 to 11.51 132,822 1.15% to 1.60%   7.18%       7.83% to    7.34%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                 Net Assets       Expenses as a  Investment
                                           ---------------------- % of Average     Income          Total
                                   Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                 --------- -------------- ------- -------------- ---------- --------------------
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2006......................... 8,592,832 21.54 to 12.17 128,891 1.45% to 2.30%    0.88%     15.67% to   14.67%
   2005......................... 9,274,898 18.62 to 11.40 118,406 1.45% to 2.20%    0.86%     19.43% to   11.67%
   2004......................... 9,267,701 16.57 to 10.17 103,300 1.45% to 2.10%    1.10%     17.15% to   10.43%
   2003......................... 7,460,563 14.14 to  8.70  69,507 1.45% to 1.70%    0.56%     41.41% to   40.43%
   2002......................... 5,031,436  7.04 to  6.19  32,508 1.50% to 1.70%    0.39%   (23.53)% to (23.69)%
 Oppenheimer High Income
   Fund/VA
   2006......................... 2,216,350 42.78 to 12.64  58,611 1.15% to 1.60%    7.86%      8.17% to    7.68%
   2005......................... 2,808,835 39.55 to 11.74  70,449 1.15% to 1.60%    6.84%      1.14% to    0.68%
   2004......................... 3,560,948 39.10 to 11.66  89,889 1.15% to 1.60%    6.77%      7.71% to    7.23%
   2003......................... 5,063,463 36.30 to 10.88 114,418 1.15% to 1.60%    7.07%     22.53% to   21.98%
   2002......................... 4,957,794 29.63 to  8.92  99,031 1.15% to 1.60%   11.01%    (3.52)% to  (3.95)%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2006......................... 7,305,931 15.33 to 11.73  81,489 1.45% to 2.30%    0.89%     13.10% to   12.13%
   2005......................... 5,970,370 13.56 to  8.78  57,024 1.45% to 2.20%    1.19%      8.80% to    3.53%
   2004......................... 6,459,260 13.01 to  8.45  58,647 1.45% to 2.10%    0.69%      7.56% to    3.18%
   2003......................... 6,361,484 12.09 to  7.87  52,558 1.45% to 1.70%    0.77%     24.54% to   20.94%
   2002......................... 4,658,392  7.06 to  6.33  30,485 1.50% to 1.70%    0.57%   (20.25)% to (20.41)%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service Shares
   2006......................... 2,259,800 19.67 to 11.84  41,872 1.45% to 2.30%    0.16%     13.00% to   12.03%
   2005......................... 1,826,811 17.41 to 10.57  30,629 1.45% to 2.30%    0.00%     18.07% to    5.73%
   2004......................... 1,565,895 16.10 to 11.01  24,651 1.45% to 2.20%    0.00%     17.79% to   10.07%
   2003.........................   635,700 13.71 to 13.32   8,618 1.45% to 1.70%    0.00%     42.08% to   36.95%
 Oppenheimer MidCap Fund/VA
   2006......................... 2,611,132 52.03 to 11.01  75,279 1.15% to 1.60%    0.00%      1.77% to    1.32%
   2005......................... 3,279,000 51.12 to 10.87  94,098 1.15% to 1.60%    0.00%     11.04% to   10.54%
   2004......................... 3,964,971 46.04 to  9.83 103,435 1.15% to 1.60%    0.00%     18.40% to   17.87%
   2003......................... 4,766,375 38.88 to  8.34 108,385 1.15% to 1.60%    0.00%     24.15% to   23.59%
   2002......................... 5,567,170 31.32 to  6.75 105,205 1.15% to 1.60%    0.73%   (28.62)% to (28.95)%
 Oppenheimer MidCap Fund/VA --
   Service Shares
   2006.........................   387,344 15.78 to 10.67   6,052 1.45% to 2.30%    0.00%      1.22% to    0.35%
   2005.........................   401,902 15.59 to 11.67   6,217 1.45% to 1.95%    0.00%     16.75% to    9.92%
   2004.........................   399,422 14.13 to 11.21   5,612 1.45% to 1.85%    0.00%     17.70% to   12.05%
   2003.........................   221,120 12.00 to 11.94   2,652 1.45% to 1.70%    0.00%     23.34% to   19.90%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor
   Class Shares
   2006.........................   648,529 10.73 to 10.33   6,946 1.45% to 2.30%    5.24%      3.05% to    2.17%
   2005.........................   618,092 10.41 to 10.36   6,434 1.45% to 2.20%    5.04%      4.14% to    3.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                    Net Assets       Expenses as a  Investment
                                              ---------------------- % of Average     Income          Total
                                     Units      Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                   ---------- -------------- ------- -------------- ---------- --------------------
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2006...........................    764,583 12.81 to 12.65   9,717 1.50% to 1.70%   4.20%       0.66% to    0.45%
   2005...........................    919,440 12.73 to 12.51  11,622 1.50% to 1.70%   3.15%       3.57% to    3.36%
   2004...........................    871,513 12.29 to 12.09  10,642 1.50% to 1.70%   3.12%       3.98% to    3.77%
   2003...........................    962,082 11.82 to 11.64  11,303 1.50% to 1.70%   2.67%       0.73% to    0.52%
   2002...........................    703,343 11.74 to 11.56   8,206 1.50% to 1.70%   3.57%       6.57% to    6.35%
 High Yield Portfolio --
   Administrative Class Shares
   2006...........................  7,880,987 12.94 to 10.76 105,639 1.45% to 2.30%   6.88%       7.50% to    6.58%
   2005...........................  7,694,556 13.25 to 10.10  98,601 1.45% to 2.30%   6.51%       4.86% to    0.99%
   2004...........................  8,228,193 12.93 to 10.66 103,509 1.45% to 2.20%   6.62%       8.08% to    6.60%
   2003...........................  7,670,684 11.98 to 10.86  90,110 1.45% to 1.70%   7.39%      21.01% to    8.64%
   2002...........................  3,500,657  9.91 to  9.69  34,306 1.50% to 1.70%   8.21%     (2.67)% to  (2.87)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2006...........................  4,748,616 10.97 to  9.91  62,943 1.45% to 2.30%   5.55%     (0.31)% to  (1.17)%
   2005...........................  4,370,680 15.01 to 10.03  61,368 1.45% to 2.30%   4.27%       3.23% to    0.26%
   2004...........................  4,835,517 14.54 to 10.30  66,481 1.45% to 2.10%   4.15%       6.59% to    3.01%
   2003...........................  5,399,476 13.73 to 10.06  71,141 1.45% to 1.70%   3.05%       2.34% to    0.55%
   2002...........................  5,593,228 13.41 to 12.51  72,964 1.50% to 1.70%   7.19%      15.82% to   15.58%
 Low Duration Portfolio --
   Administrative Class Shares
   2006...........................  2,044,005 10.24 to 10.14  20,805 1.45% to 2.30%   4.24%       2.47% to    1.58%
   2005...........................    904,878  9.99 to  9.94   9,028 0.00% to 2.30%   2.45%     (0.09)% to  (0.60)%
 Total Return Portfolio --
   Administrative Class Shares
   2006........................... 26,585,312 10.91 to 10.13 321,728 1.15% to 2.30%   5.00%       2.65% to    1.46%
   2005........................... 23,356,330 13.09 to  9.98 285,362 1.15% to 2.30%   4.28%       1.27% to  (0.18)%
   2004........................... 22,362,397 12.97 to 10.16 273,766 1.15% to 2.20%   2.55%       3.68% to    1.55%
   2003........................... 20,719,015 12.55 to 10.10 250,748 1.15% to 1.70%   2.87%       3.46% to    0.98%
   2002........................... 12,946,154 12.13 to 11.68 155,041 1.50% to 1.70%   4.44%       7.43% to    7.22%
The Prudential Series Fund:
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2006...........................  2,445,477 18.77 to 11.84  36,309 1.45% to 2.30%   0.72%      11.97% to   11.00%
   2005...........................    446,962 16.76 to 12.28   7,415 1.45% to 1.95%   0.00%      22.78% to   19.02%
   2004...........................    122,842 14.03 to 10.93   1,698 1.45% to 1.85%   0.00%      13.71% to    9.27%
   2003...........................     15,206 12.34 to 12.31     188 1.45% to 1.70%   0.00%      23.35% to   23.14%
 Jennison Portfolio -- Class II
   Shares
   2006...........................    268,285 14.66 to 10.66   3,328 1.45% to 2.30%   0.00%     (0.10)% to  (0.96)%
   2005...........................    243,828 14.67 to  9.16   3,019 1.45% to 2.30%   0.00%      12.38% to    7.61%
   2004...........................    111,614 13.05 to  8.16   1,149 1.45% to 2.20%   0.06%       9.12% to    3.53%
   2003...........................     54,130 12.13 to  7.59     481 1.45% to 1.70%   0.00%      27.60% to   21.08%
   2002...........................      4,765  5.95 to  5.95      28 1.55% to 1.55%   0.00%    (32.23)% to (32.23)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

                                                  Net Assets       Expenses as a  Investment
                                            ---------------------- % of Average     Income          Total
                                    Units     Unit Value    000s   Net Assets(1)   Ratio(2)       Return(3)
                                  --------- -------------- ------- -------------- ---------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2006..........................   852,359 17.83 to 13.04  15,160 1.45% to 2.30%    3.04%     19.96% to   18.93%
   2005..........................   299,613 14.86 to 14.81   4,449 1.45% to 1.95%    0.00%     48.61% to   48.10%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   Shares
   2006..........................     1,647 12.15 to 12.15      20 1.55% to 1.55%   13.77%      7.41% to    7.41%
   2005..........................     7,938 11.31 to 11.31      90 1.55% to 1.55%   12.89%     15.66% to   15.66%
   2004..........................     9,731   9.78 to 9.78      95 1.55% to 1.55%    0.00%     19.14% to   19.14%
   2003..........................     9,775  8.21 to  8.21      80 1.55% to 1.55%    0.00%     39.32% to   39.32%
   2002..........................     9,695  5.89 to  5.89      57 1.55% to 1.55%    0.00%   (33.46)% to (33.46)%
 SP William Blair International
   Growth Portfolio -- Class II
   Shares
   2006..........................    14,472 11.94 to 11.94     173 1.55% to 1.55%    0.80%     18.56% to   18.56%
   2005..........................     1,902 10.07 to 10.07      19 1.55% to 1.55%    1.76%     14.01% to   14.01%
   2004..........................     1,996  8.84 to  8.84      18 1.55% to 1.55%    0.00%     14.33% to   14.33%
   2003..........................     2,094  7.73 to  7.73      16 1.55% to 1.55%    0.00%     36.99% to   36.99%
   2002..........................     2,205  5.64 to  5.64      12 1.55% to 1.55%    0.00%   (24.03)% to (24.03)%
Rydex Variable Trust
 OTC Fund
   2006.......................... 2,099,071 14.33 to 10.86  10,118 1.45% to 2.30%    0.00%      4.24% to    3.35%
   2005.......................... 3,188,196 13.75 to  3.56  15,226 1.45% to 2.10%    0.00%     14.05% to  (1.00)%
   2004.......................... 3,111,699 13.80 to  3.58  14,028 1.45% to 2.10%    0.00%      7.76% to    4.93%
   2003.......................... 3,416,957 12.80 to  3.33  12,891 1.45% to 1.70%    0.00%     43.24% to   28.02%
   2002.......................... 2,006,270  3.36 to  2.33   5,133 1.50% to 1.70%    0.00%   (39.77)% to (39.89)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II
   Shares
   2006.......................... 7,575,129 16.99 to 11.94 111,331 1.45% to 2.30%    2.41%     14.37% to   13.38%
   2005.......................... 6,788,043 14.86 to 10.50  87,592 1.45% to 2.30%    0.95%      5.39% to    1.83%
   2004.......................... 5,545,359 14.48 to 10.92  69,254 1.45% to 2.20%    0.64%     15.73% to    9.21%
   2003.......................... 2,687,897 12.51 to 10.33  28,669 1.45% to 1.70%    0.38%     28.81% to   25.12%
   2002..........................   420,418  8.05 to  8.03   3,382 1.50% to 1.70%    0.00%   (20.65)% to (20.81)%
 Strategic Growth Portfolio --
   Class II Shares
   2006.......................... 1,002,002 13.37 to 10.56  11,111 1.45% to 2.30%    0.00%      1.14% to    0.27%
   2005..........................   996,830 13.22 to 10.06  10,793 1.45% to 2.20%    0.01%     13.69% to    5.38%
   2004..........................   980,231 12.46 to  9.51   9,860 1.45% to 2.10%    0.00%      5.23% to    1.97%
   2003..........................   755,482 11.84 to  9.06   7,124 1.45% to 1.70%    0.00%     25.13% to   18.41%
   2002..........................   117,404  7.26 to  7.25     852 1.50% to 1.70%    0.00%   (33.67)% to (33.80)%

--------
(a)2006 reflects AIM V.I. Growth Fund -- Series I shares and AIM V.I. Aggressive Growth Fund -- Series I shares combined with AIM V.I. Capital Appreciation Fund -- Series I shares while prior to 2006, only AIM V.I. Capital Appreciation Fund -- Series I shares activity is presented.
(b)2006 reflects AIM V.I. Premier Equity -- Series I shares combined with AIM V.I. Core Equity Fund -- Series I shares while prior to 2006, only AIM V.I. Core Equity Fund -- Series I shares activity is presented.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2006

(c)2006 reflects AIM V.I. Blue Chip Fund -- Series I shares combined with AIM V.I. Large Cap Growth -- Series I shares while 2005 reflects only AIM V.I. Blue Chip Fund -- Series I shares.
1 Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
2 The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
3 The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         Genworth Life and Annuity Insurance Company and Subsidiaries
                       Consolidated Financial Statements

                                   Contents

                                                                                                  Page
                                                                                                  ----
Report of Independent Registered Public Accounting Firm..........................................  F-1
Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004...........  F-2
Consolidated Balance Sheets as of December 31, 2006 and 2005.....................................  F-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2006,
  2005 and 2004..................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.......  F-5
Notes to Consolidated Financial Statements.......................................................  F-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules......... F-44
Schedule I, Summary of Investments--other than investments in related parties.................... F-45
Schedule III, Supplemental Insurance Information................................................. F-46

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                                      Years ended December 31,
                                                                                      -----------------------
                                                                                       2006    2005     2004
                                                                                      ------  ------  -------
Revenues:
   Net investment income............................................................. $427.5  $411.7  $ 421.0
   Net investment gains (losses).....................................................   (1.6)   (4.5)     5.7
   Premiums..........................................................................   96.3   103.5     96.8
   Cost of insurance.................................................................  144.6   144.7    142.2
   Variable product fees.............................................................   48.6    21.8      9.4
   Other income......................................................................   29.4    28.0     24.8
                                                                                      ------  ------  -------
       Total revenues................................................................  744.8   705.2    699.9
                                                                                      ------  ------  -------
Benefits and expenses:
   Interest credited.................................................................  318.2   269.1    291.2
   Benefits and other changes in policy reserves.....................................  185.8   190.4    182.8
   Acquisition and operating expenses, net of deferrals..............................   76.5    89.9     63.2
   Amortization of deferred acquisition costs and intangibles........................   44.9   101.0    107.3
                                                                                      ------  ------  -------
       Total benefits and expenses...................................................  625.4   650.4    644.5
                                                                                      ------  ------  -------
Income before income taxes and cumulative effect of change in accounting principle...  119.4    54.8     55.4
Provision (benefit) for income taxes.................................................   51.1    25.3   (143.3)
                                                                                      ------  ------  -------
Net income before cumulative effect of change in accounting principle................   68.3    29.5    198.7
Cumulative effect of change in accounting principle, net of tax of $0.4 million......     --      --      0.7
                                                                                      ------  ------  -------
Net income........................................................................... $ 68.3  $ 29.5  $ 199.4
                                                                                      ======  ======  =======



                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                         December 31,
                                                                                      -------------------
                                                                                        2006      2005
                                                                                      --------- ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value................... $ 6,596.0 $ 5,266.3
       Equity securities available-for-sale, at fair value...........................      24.2      19.3
       Commercial mortgage loans.....................................................   1,258.8   1,042.1
       Policy loans..................................................................     170.0     158.3
       Other invested assets ($283.1 and $332.0 restricted)..........................     430.3     404.9
                                                                                      --------- ---------
              Total investments......................................................   8,479.3   6,890.9
   Cash and cash equivalents.........................................................      25.1     344.0
   Accrued investment income.........................................................      75.3      63.6
   Deferred acquisition costs........................................................     432.5     321.1
   Intangible assets.................................................................     120.4     131.6
   Reinsurance recoverable...........................................................   1,642.1   2,307.4
   Deferred income tax asset.........................................................        --       0.1
   Other assets......................................................................      62.1      46.0
   Separate account assets...........................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total assets........................................................... $21,220.2 $18,882.0
                                                                                      ========= =========
Liabilities and stockholders' equity
   Liabilities:
       Future annuity and contract benefits.......................................... $ 8,960.6 $ 8,201.5
       Liability for policy and contract claims......................................      80.1      82.1
       Other policyholder liabilities................................................     152.0     207.1
       Other liabilities ($286.7 and $333.3 restricted)..............................     456.4     516.2
       Deferred income tax liability.................................................      27.6        --
       Separate account liabilities..................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total liabilities......................................................  20,060.1  17,784.2
                                                                                      --------- ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 110,000 and 120,000 shares issued and outstanding as of December 31, 2006 and 2005,
         respectively)...............................................................     110.0     120.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).....................................................      25.6      25.6
       Additional paid-in capital....................................................     956.8     938.6
                                                                                      --------- ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)...................................       3.4      12.5
          Derivatives qualifying as hedges...........................................       0.6       1.1
                                                                                      --------- ---------
       Total accumulated other comprehensive income (loss)...........................       4.0      13.6
       Retained earnings.............................................................      63.7        --
                                                                                      --------- ---------
              Total stockholders' equity.............................................   1,160.1   1,097.8
                                                                                      --------- ---------
              Total liabilities and stockholders' equity............................. $21,220.2 $18,882.0
                                                                                      ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholders'
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2003......  $120.0   $25.6   $1,060.6     $ 88.1     $ 527.7    $1,822.0
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --       199.4       199.4
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --      (15.7)         --       (15.7)
   Derivatives qualifying as hedges...      --      --         --        2.9          --         2.9
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         186.6
Contributed capital...................      --      --        0.5         --          --         0.5
Dividends to stockholders.............      --      --         --         --      (419.1)     (419.1)
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2004......   120.0    25.6    1,061.1       75.3       308.0     1,590.0
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --        29.5        29.5
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --      (59.5)         --       (59.5)
   Derivatives qualifying as hedges...      --      --         --       (2.2)         --        (2.2)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         (32.2)
Dividends and other transactions with
  stockholders........................      --      --     (122.5)        --      (337.5)     (460.0)
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2005......   120.0    25.6      938.6       13.6          --     1,097.8
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --         --        68.3        68.3
   Net unrealized gains (losses) on
     investment securities and other
     invested assets..................      --      --         --       (9.1)         --        (9.1)
   Derivatives qualifying as hedges...      --      --         --       (0.5)         --        (0.5)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                          58.7
Redemption of preferred stock.........   (10.0)     --         --         --          --       (10.0)
Dividends and other transactions with
  stockholders........................      --      --       18.2         --        (4.6)       13.6
                                        ------   -----   --------     ------     -------    --------
Balances as of December 31, 2006......  $110.0   $25.6   $  956.8     $  4.0     $  63.7    $1,160.1
                                        ======   =====   ========     ======     =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                                Years ended December 31,
                                                                            -------------------------------
                                                                               2006       2005       2004
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income.............................................................. $    68.3  $    29.5  $   199.4
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses......................................       1.6        4.5       (5.7)
       Charges assessed to policyholders...................................    (144.6)    (144.7)    (142.2)
       Purchases of trading securities.....................................     (39.9)     (15.0)        --
       Amortization of fixed maturity discounts and premiums...............       9.1       18.5       28.3
       Acquisition costs deferred..........................................    (142.3)     (93.3)     (89.1)
       Amortization of deferred acquisition costs and intangibles..........      44.9      101.0      107.3
       Deferred income taxes...............................................      33.2       39.1     (174.0)
       Cumulative effect of change in accounting principle, net of tax.....        --         --       (0.7)
       Change in certain assets and liabilities:
          Accrued investment income and other assets.......................     (43.5)      34.1        6.2
          Insurance reserves...............................................     347.6      267.1      483.3
          Other liabilities and other policy-related balances..............     (47.9)     (62.9)       8.7
                                                                            ---------  ---------  ---------
       Net cash from operating activities..................................      86.5      177.9      421.5
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from sales of investment securities and other invested
     assets................................................................     650.6    1,418.4      541.1
   Proceeds from maturities of investment securities and other invested
     assets................................................................     836.0      571.0    1,193.8
   Principal collected on commercial mortgage loans........................     174.3      297.0      217.5
   Purchases of investment securities and other invested assets............  (2,867.9)    (940.2)  (1,465.9)
   Commercial mortgage loan originations...................................    (389.5)    (125.7)    (216.6)
   Short-term investment activity, net.....................................     (10.0)        --       99.6
   Policy loans, net.......................................................     (11.7)      (9.9)      (9.9)
                                                                            ---------  ---------  ---------
       Net cash from investing activities..................................  (1,618.2)   1,210.6      359.6
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts..........................   4,277.4    1,537.6    1,293.0
   Redemption and benefit payments on investment contracts.................  (3,062.4)  (2,608.6)  (2,024.6)
   Proceeds from secured borrowings from affiliate.........................        --       20.5         --
   Proceeds from short-term borrowings and other, net......................      17.5      388.0      251.4
   Payments on short-term borrowings.......................................        --     (398.8)    (246.9)
   Redemption of preferred stock...........................................     (10.0)        --         --
   Dividends paid to stockholders..........................................      (9.7)      (9.6)     (40.0)
                                                                            ---------  ---------  ---------
       Net cash from financing activities..................................   1,212.8   (1,070.9)    (767.1)
                                                                            ---------  ---------  ---------
       Net change in cash and cash equivalents.............................    (318.9)     317.6       14.0
   Cash and cash equivalents at beginning of year..........................     344.0       26.4       12.4
                                                                            ---------  ---------  ---------
   Cash and cash equivalents at end of year................................ $    25.1  $   344.0  $    26.4
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(1) Summary of Significant Accounting Policies

   (a) Principles of Consolidation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to the Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited ("Brookfield").

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and our subsidiaries which include Assigned Settlement, Inc. and GNWLAAC Real Estate Holding, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC ("GLAIC Merged"). GLAIC is the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("Bureau of Insurance").

   The consolidated financial statements for GLAIC will be represented in the first quarter of 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth. See note 17 for pro forma financial information.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. These mergers were part of the continuing efforts of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

   (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Retirement Income and Investments products include deferred annuities for the retirement plan market (variable and fixed) and variable life insurance products that are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs") are investment contracts sold to institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). Approximately 26.6% of our variable annuity product sales in 2006 were through two national banks.

   (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

   (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (g) Investment Securities

   We have designated our investment securities as either available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to net investment gains (losses) in the period in which such determination is made.

   (h) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (i) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

   (j) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (k) Deferred Acquisition Costs

   Acquisition costs include costs, which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our DAC recoverability testing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (l) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   (m) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method.

   (n) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including (i) liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities, and (iv) forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability, or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of a derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income.

   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the Consolidated Balance Sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the Consolidated Balance Sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the Consolidated Balance Sheets at fair value, with changes in fair value recognized in the current period in income.

   (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

   (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

   (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (r) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

   (s) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

   (t) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(2) Investments

   (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                                              2006    2005    2004
---------------------                                             ------  ------  ------
Fixed maturities--taxable........................................ $327.3  $331.3  $345.2
Fixed maturities--non-taxable....................................     --     0.1     0.1
Commercial mortgage loans........................................   74.3    75.3    77.1
Equity securities................................................    0.3     0.8     0.1
Other investments................................................   24.1     3.4    (1.2)
Policy loans.....................................................   10.6    10.1     7.5
                                                                  ------  ------  ------
   Gross investment income before expenses and fees..............  436.6   421.0   428.8
Expenses and fees................................................   (9.1)   (9.3)   (7.8)
                                                                  ------  ------  ------
   Net investment income......................................... $427.5  $411.7  $421.0
                                                                  ======  ======  ======

   (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

(Amounts in millions)                                         2006    2005    2004
---------------------                                        ------  ------  -----
Available-for-sale securities:
   Realized gains on sale................................... $ 15.5  $ 12.0  $10.7
   Realized losses on sale..................................  (15.0)   (4.3)  (4.1)
Impairments.................................................     --   (12.2)  (0.9)
Net unrealized gains (losses) on trading securities.........   (0.9)     --     --
Derivative instruments......................................   (1.2)     --     --
                                                             ------  ------  -----
Net investments gains (losses).............................. $ (1.6) $ (4.5) $ 5.7
                                                             ======  ======  =====

   Derivative instruments primarily consist of changes in fair value on the non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income
(loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                                  2006   2005    2004
---------------------                                                                 -----  ------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturities.................................................................. $11.4  $ 30.0  $145.4
   Equity securities.................................................................   1.0     5.6     6.0
   Restricted other invested assets..................................................  (3.6)   (1.3)     --
                                                                                      -----  ------  ------
       Subtotal......................................................................   8.8    34.3   151.4
                                                                                      -----  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs...  (3.6)  (15.1)  (40.7)
Deferred income taxes, net...........................................................  (1.8)   (6.7)  (38.7)
                                                                                      -----  ------  ------
       Net unrealized gains (losses) on investment securities........................ $ 3.4  $ 12.5  $ 72.0
                                                                                      =====  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                   2006     2005    2004
---------------------                                                                  ------  -------  ------
Net unrealized gains (losses) on investment securities as of January 1................ $ 12.5  $  72.0  $ 87.7
                                                                                       ------  -------  ------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities.................................  (25.2)  (120.0)  (52.5)
   Adjustment to deferred acquisition costs...........................................    1.6      6.9    19.7
   Adjustment to present value of future profits......................................    9.9     18.7    12.2
   Provision for deferred income taxes................................................    4.9     32.0     8.6
                                                                                       ------  -------  ------
       Changes in unrealized gains (losses) on investment securities..................   (8.8)   (62.4)  (12.0)
Reclassification adjustments to net investment (gains) losses net of deferred taxes of
  $0.2, $(1.6) and $2.0...............................................................   (0.3)     2.9    (3.7)
                                                                                       ------  -------  ------
Net unrealized gains (losses) on investment securities as of December 31.............. $  3.4  $  12.5  $ 72.0
                                                                                       ======  =======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                              Gross      Gross
                                                                Amortized   unrealized unrealized Estimated
(Amounts in millions)                                          cost or cost   gains      losses   fair value
---------------------                                          ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities...   $   29.2     $ 0.3      $ (0.1)   $   29.4
Non-U.S. government...........................................      127.7      14.1          --       141.8
U.S. corporate................................................    2,792.1      30.2       (27.0)    2,795.3
Non-U.S. corporate............................................      813.2       8.7        (8.2)      813.7
Mortgage and asset-backed.....................................    2,822.4      12.4       (19.0)    2,815.8
                                                                 --------     -----      ------    --------
   Total fixed maturities.....................................    6,584.6      65.7       (54.3)    6,596.0
Equity securities.............................................       23.2       1.0          --        24.2
                                                                 --------     -----      ------    --------
Total available-for-sale securities...........................   $6,607.8     $66.7      $(54.3)   $6,620.2
                                                                 ========     =====      ======    ========

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                              Gross      Gross
                                                                Amortized   unrealized unrealized Estimated
(Amounts in millions)                                          cost or cost   gains      losses   fair value
---------------------                                          ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities...   $   70.2     $ 0.5      $ (0.5)   $   70.2
Non-U.S. government...........................................      101.9       9.7        (0.2)      111.4
U.S. corporate................................................    2,784.6      55.8       (23.4)    2,817.0
Non-U.S. corporate............................................      440.7      10.1        (5.6)      445.2
Mortgage and asset-backed.....................................    1,838.9       7.7       (24.1)    1,822.5
                                                                 --------     -----      ------    --------
   Total fixed maturities.....................................    5,236.3      83.8       (53.8)    5,266.3
Equity securities.............................................       13.7       5.6          --        19.3
                                                                 --------     -----      ------    --------
Total available-for-sale securities...........................   $5,250.0     $89.4      $(53.8)   $5,285.6
                                                                 ========     =====      ======    ========

   For fixed maturity securities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities......  $    7.2    $ (0.1)       2      $     --    $   --       --
   U.S. corporate.......................     608.6      (8.8)      80         730.4     (18.2)     167
   Corporate--non U.S...................     165.5      (1.5)      27         194.6      (6.7)      36
   Asset backed.........................     119.5      (0.7)      22         431.9      (9.0)      35
   Mortgage backed......................     270.3      (1.2)      48         331.0      (8.1)      88
                                          --------    ------      ---      --------    ------      ---
Total temporarily impaired securities...  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost............  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
   20-50% Below cost....................        --        --       --            --        --       --
   (greater than)50% Below cost.........        --        --       --            --        --       --
                                          --------    ------      ---      --------    ------      ---
Total fixed maturities..................  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===
Investment grade........................  $1,098.8    $(10.8)     161      $1,652.6    $(40.5)     314
Below investment grade..................      72.3      (1.5)      18          35.3      (1.5)      12
Not Rated...............................        --        --       --            --        --       --
                                          --------    ------      ---      --------    ------      ---
Total temporarily impaired securities...  $1,171.1    $(12.3)     179      $1,687.9    $(42.0)     326
                                          ========    ======      ===      ========    ======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 505 securities accounting for unrealized losses of $54.3 million. Of these unrealized losses, 94.5% were investment grade (rated AAA through BBB-) and 100.0% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   There were no securities 20% or more below cost and below investment grade (rated BB+ and below) for twelve months or more as of December 31, 2006.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2006.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities......  $   36.9    $ (0.2)       7       $ 13.8     $ (0.3)       3
   Government--non U.S..................      12.6      (0.2)      11           --         --       --
   U.S. corporate.......................     782.6     (13.7)     164        310.0       (9.7)      64
   Corporate--non U.S...................     155.5      (2.4)      35         83.7       (3.2)      13
   Asset backed.........................     538.7      (7.6)      44        109.2       (1.4)      20
   Mortgage backed......................     538.1      (8.9)     101        210.8       (6.2)      50
                                          --------    ------      ---       ------     ------      ---
Total temporarily impaired securities...  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost............  $2,064.4    $(33.0)     362       $722.6     $(18.3)     147
   20-50% Below cost....................        --        --       --          4.9       (2.5)       3
   (greater than)50% Below cost.........        --        --       --           --         --       --
                                          --------    ------      ---       ------     ------      ---
Total fixed maturities..................  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===
Investment grade........................  $1,988.2    $(31.0)     337       $714.3     $(18.0)     140
Below investment grade..................      76.2      (2.0)      25         13.2       (2.8)      10
Not Rated...............................        --        --       --           --         --       --
                                          --------    ------      ---       ------     ------      ---
Total temporarily impaired securities...  $2,064.4    $(33.0)     362       $727.5     $(20.8)     150
                                          ========    ======      ===       ======     ======      ===

   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                Amortized cost Estimated
       (Amounts in millions)                       or cost     fair value
       ---------------------                    -------------- ----------
       Due in one year or less.................    $  319.5     $  318.8
       Due after one year through five years...     1,477.6      1,488.0
       Due after five years through ten years..     1,176.1      1,174.0
       Due after ten years.....................       789.0        799.4
                                                   --------     --------
          Subtotal.............................     3,762.2      3,780.2
       Mortgage and asset-backed...............     2,822.4      2,815.8
                                                   --------     --------
          Total fixed maturities...............    $6,584.6     $6,596.0
                                                   ========     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   As of December 31, 2006, $789.6 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, consumer - cyclical and utilities and energy industry groups represented approximately 38.2%, 13.7% and 11.5% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2006 and 2005, $4.9 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  350.1       27.8%      $  347.9       33.3%
Industrial..........................................       340.0       27.0          354.9       33.9
Retail..............................................       222.8       17.7          234.2       22.4
Apartments..........................................       124.9        9.9           91.8        8.8
Hotel...............................................       133.8       10.6             --         --
Mixed use/other.....................................        88.9        7.0           16.6        1.6
                                                        --------      -----       --------      -----
   Total principal balance..........................     1,260.5      100.0%       1,045.4      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         0.6                       1.0
   Allowance for losses.............................        (2.3)                     (4.3)
                                                        --------                  --------
   Total............................................    $1,258.8                  $1,042.1
                                                        ========                  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
Pacific.............................................    $  365.7       29.0%      $  300.5       28.7%
South Atlantic......................................       262.6       20.8          190.7       18.2
Middle Atlantic.....................................       113.9        9.0          115.9       11.1
East North Central..................................       203.7       16.2          204.6       19.6
Mountain............................................       179.0       14.2           98.1        9.4
West South Central..................................        30.5        2.4           38.7        3.7
West North Central..................................        44.7        3.6           48.2        4.6
East South Central..................................        31.8        2.5           17.3        1.7
New England.........................................        28.6        2.3           31.4        3.0
                                                        --------      -----       --------      -----
   Total principal balance..........................     1,260.5      100.0%       1,045.4      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         0.6                       1.0
   Allowance for losses.............................        (2.3)                     (4.3)
                                                        --------                  --------
   Total............................................    $1,258.8                  $1,042.1
                                                        ========                  ========

   For the years ended December 31, 2006 and 2005, respectively, we originated $104.8 million and $4.8 million of mortgages secured by real estate in California, which represents 26.9% and 4.0% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006 and 2005). Non-income producing commercial mortgage loans were $0.8 million as of December 31, 2006 and 2005.

   The following table presents the activity in the allowance for losses during the years ended December 31:

    (Amounts in millions)                               2006   2005   2004
    ---------------------                              -----  -----  -----
    Balance as of January 1........................... $ 4.3  $10.4  $10.4
    Provision charged (released) to operations........  (2.0)  (4.6)   1.0
    Transfers.........................................    --     --   (0.6)
    Amounts written off, net of recoveries............    --   (1.5)  (0.4)
                                                       -----  -----  -----
    Balance as of December 31......................... $ 2.3  $ 4.3  $10.4
                                                       =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                         --------------------------------------------------
                                                   2006                      2005
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Restricted other invested assets........     $283.1        65.8%       $332.0        82.0%
Limited partnerships....................       51.1        11.9          48.6        12.0
Trading securities......................       53.1        12.3          15.0         3.7
Derivatives.............................       30.2         7.0           6.5         1.6
Short-term investments..................       10.0         2.3            --          --
Other investments.......................        2.8         0.7           2.8         0.7
                                             ------       -----        ------       -----
Total...................................     $430.3       100.0%       $404.9       100.0%
                                             ======       =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets are as follows:

                                              Amortized   Gross      Gross
                                                cost    unrealized unrealized Estimated
(Amounts in millions)                          or cost    gains      losses   fair value
---------------------                         --------- ---------- ---------- ----------
Fixed maturities:
Foreign other................................  $277.7      $1.4      $(5.2)     $273.9
U.S. corporate...............................     9.0       0.2         --         9.2
                                               ------      ----      -----      ------
Total restricted other invested assets.......  $286.7      $1.6      $(5.2)     $283.1
                                               ======      ====      =====      ======

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets are as follows:

                                              Amortized   Gross      Gross
                                                cost    unrealized unrealized Estimated
(Amounts in millions)                          or cost    gains      losses   fair value
---------------------                         --------- ---------- ---------- ----------
Fixed maturities:
Foreign other................................  $324.3      $2.9      $(4.3)     $322.9
U.S. corporate...............................     9.0       0.2       (0.1)        9.1
                                               ------      ----      -----      ------
Total restricted other invested assets.......  $333.3      $3.1      $(4.4)     $332.0
                                               ======      ====      =====      ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2006 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Amortized
                                                       cost    Estimated
       (Amounts in millions)                          or cost  fair value
       ---------------------                         --------- ----------
       Due in one year or less......................  $  9.0     $  8.9
       Due after one year through five years........    79.3       77.7
       Due after five years through ten years.......   169.3      166.7
       Due after ten years..........................    29.1       29.8
                                                      ------     ------
          Total restricted other invested assets....  $286.7     $283.1
                                                      ======     ======

   As of December 31, 2006, $46.7 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2006, we did not hold any restricted other invested assets, which individually exceeded 10% of stockholders' equity.

(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Amounts in millions)                                               2006    2005     2004
---------------------                                              ------  ------  -------
Unamortized balance as of January 1............................... $321.3  $255.2  $ 923.8
Cost deferred.....................................................  142.3    93.3     89.1
Amortization, net of interest accretion...........................  (32.5)  (27.2)   (23.6)
Transfers due to reinsurance transactions with Union Fidelity Life
  Insurance Company ("UFLIC")--see note 5.........................     --      --   (734.1)
                                                                   ------  ------  -------
Unamortized balance as of December 31.............................  431.1   321.3    255.2
Cumulative effect of net unrealized investment gains (losses).....    1.4    (0.2)    (7.1)
                                                                   ------  ------  -------
Balance as of December 31......................................... $432.5  $321.1  $ 248.1
                                                                   ======  ======  =======

(4) Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                           2006                  2005
                                                   --------------------  --------------------
                                                    Gross                 Gross
                                                   carrying Accumulated  carrying Accumulated
(Amounts in millions)                               amount  amortization  amount  amortization
---------------------                              -------- ------------ -------- ------------
Present value of future profits ("PVFP")..........  $152.3     $(51.4)    $142.4     $(41.4)
Capitalized software..............................    26.6      (16.8)      37.1      (14.4)
Deferred sales inducements to contractholders.....    11.5       (1.8)       8.7       (0.8)
All other.........................................     1.0       (1.0)       1.0       (1.0)
                                                    ------     ------     ------     ------
Total.............................................  $191.4     $(71.0)    $189.2     $(57.6)
                                                    ======     ======     ======     ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005, and 2004 was $12.4 million, $16.3 million and $23.9 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.0 million, $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

   (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                                 2006    2005    2004
---------------------                                                ------  ------  ------
Unamortized balance as of January 1................................. $115.9  $129.7  $173.9
Interest accreted at 4.6%, 4.9% and 5.2%, respectively..............    5.1     6.0     7.1
Amortization........................................................  (15.1)  (19.8)  (27.6)
Amounts transferred in connection with reinsurance transactions with
  UFLIC--see note 5.................................................     --      --   (23.7)
                                                                     ------  ------  ------
Unamortized balance as of December 31...............................  105.9   115.9   129.7
Accumulated effect of net unrealized investment gains (losses)......   (5.0)  (14.9)  (33.6)
                                                                     ------  ------  ------
Balance as of December 31........................................... $100.9  $101.0  $ 96.1
                                                                     ======  ======  ======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                         2007..................... 6.5%
                         2008..................... 6.0%
                         2009..................... 5.7%
                         2010..................... 4.5%
                         2011..................... 4.7%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. We currently are not actively writing life insurance in our Protection segment. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2004, as a result of the reinsurance transactions with UFLIC, described in note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Investments reporting unit for the year ended
December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   As of December 31, 2006 and 2005, there is no goodwill balance remaining as a result of these charges.

   (5) Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy with an issue age up to and including 75 is $1.0 million. The retention limit for issue ages over 75 is $0.1 million.

   On November 30, 2005, we entered into a reinsurance agreement with FCL, on an indemnity coinsurance, funds withheld basis, to cede 90% of the institutional liabilities arising from the funding agreements issued as part of our registered note program. The maximum amount of the funding agreement liabilities that can be ceded to FCL, without prior notice, is $3.0 billion.

   This agreement is accounted for under the deposit method of accounting as it does not transfer adequate insurance risk. No ceding commission was paid under this agreement. We withhold amounts due to FCL as security for the performance of FCL's obligations under this agreement. We are required to invest the withheld amounts pursuant to investment guidelines agreed to with FCL and to pay the net profit to FCL. Any amounts due under this agreement are settled quarterly. As a result of the merger effective January 1, 2007, this reinsurance agreement has been terminated.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $6.5 billion and $6.9 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2006 and 2005, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2006, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2006, 31.1% of our reinsured life insurance net at risk exposure was ceded to one company.

   Net life insurance in-force as of December 31 is summarized as follows:

 (Amounts in millions)                            2006       2005       2004
 ---------------------                         ---------  ---------  ---------
 Direct life insurance in-force............... $20,392.7  $22,219.1  $24,723.4
 Amounts assumed from other companies.........   1,470.5    1,638.3    1,863.3
 Amounts ceded to other companies.............  (2,676.6)  (3,313.6)  (4,045.2)
                                               ---------  ---------  ---------
 Net in-force................................. $19,186.6  $20,543.8  $22,541.5
                                               =========  =========  =========
 Percentage of amount assumed to net..........       7.7%       8.0%       8.3%
                                               =========  =========  =========

   The following table sets forth the effects of reinsurance on premiums earned for the years ended December 31:

     (Amounts in millions)                          2006    2005    2004
     ---------------------                         ------  ------  ------
     Direct....................................... $107.5  $113.3  $110.8
     Assumed......................................    4.4     3.8     2.5
     Ceded........................................  (15.6)  (13.6)  (16.5)
                                                   ------  ------  ------
     Net premiums earned.......................... $ 96.3  $103.5  $ 96.8
                                                   ======  ======  ======
     Percentage of amount assumed to net..........    4.6%    3.7%    2.6%
                                                   ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $124.0 million, $178.2 million and $127.5 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6) Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                                   Mortality/
                                                   morbidity  Interest rate
(Amounts in millions)                              assumption  assumption     2006     2005
---------------------                              ---------- ------------- -------- --------
Investment contracts..............................   Account
                                                     balance       N/A      $6,685.9 $5,888.3
Limited payment contracts.........................     (a)     4.0% - 7.8%     205.3    203.6
Traditional life insurance contracts..............     (b)     2.5% - 6.0%     281.9    295.8
Universal life type contracts.....................   Account
                                                     balance       N/A       1,729.3  1,756.6
Accident and health...............................     (c)     4.5% - 5.3%      58.2     57.2
                                                                            -------- --------
Total future annuity and contracts benefits.......                          $8,960.6 $8,201.5
                                                                            ======== ========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $3,867.4 million and $1,929.4 million as of December 31, 2006 and 2005, respectively, with related guaranteed minimum death benefit exposure (or net amount at risk) of approximately $15.5 million and $8.2 million as of December 31, 2006 and 2005, respectively. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $6.5 million and $2.3 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7) Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

 (Amounts in millions)                                  2006   2005     2004
 ---------------------                                  ----- ------  -------
 Current federal income tax............................ $17.6 $(13.2) $  34.2
 Deferred federal income tax...........................  32.5   37.2   (166.6)
                                                        ----- ------  -------
    Total federal income tax...........................  50.1   24.0   (132.4)
                                                        ----- ------  -------
 Current state income tax..............................   0.3   (0.8)    (3.5)
 Deferred state income tax.............................   0.7    2.1     (7.4)
                                                        ----- ------  -------
    Total state income tax.............................   1.0    1.3    (10.9)
                                                        ----- ------  -------
        Total provision (benefit) for income taxes..... $51.1 $ 25.3  $(143.3)
                                                        ===== ======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

                                                             2006   2005    2004
                                                             ----  -----  ------
Statutory U.S. federal income tax rate...................... 35.0%  35.0%   35.0%
State income tax, net of federal income tax benefit.........  0.5    1.6    (4.2)
Non-deductible goodwill impairment..........................   --   36.8    37.8
Dividends-received deduction................................ (6.9) (17.4)  (11.9)
Reinsurance transactions with UFLIC.........................   --     --  (315.9)
Tax contingencies........................................... 13.1   (9.7)     --
Other, net..................................................  1.1   (0.1)    0.4
                                                             ----  -----  ------
   Effective rate........................................... 42.8%  46.2% (258.8)%
                                                             ====  =====  ======

   The components of the net deferred income tax asset (liability) as of December 31, are as follows:

      (Amounts in millions)                                  2006    2005
      ---------------------                                 ------  ------
      Assets:
         Future annuity and contract benefits.............. $ 72.8  $ 55.8
         Accrued expenses..................................   23.2    48.6
         Investments.......................................   18.0      --
         Other, net........................................    2.7    17.5
                                                            ------  ------
             Total deferred income tax asset...............  116.7   121.9
                                                            ------  ------
      Liabilities:
         Net unrealized gains on investment securities.....    1.8     6.7
         Net unrealized gains on derivatives...............    0.3     0.6
         Investments.......................................     --     6.1
         Present value of future profits...................   24.7    20.1
         Deferred acquisition costs........................  100.3    57.8
         Other, net........................................   17.2    30.5
                                                            ------  ------
             Total deferred income tax liability...........  144.3   121.8
                                                            ------  ------
             Net deferred income tax asset (liability)..... $(27.6) $  0.1
                                                            ======  ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   As of December 31, 2006 and 2005, the current income tax receivable was $3.4 million and $1.2 million, respectively. In 2006, we recorded $18.2 million in additional paid-in capital as a deemed capital contribution related to taxes, of which $17.9 million related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   (8) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $140.5 million, $124.7 million and $117.7 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $67.4 million, $65.0 million and $65.9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $0.5 million, $2.5 million and $3.9 million in 2006, 2005 and 2004, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also pay Genworth, our ultimate parent, for investment related services. We paid $7.7 million, $6.3 million and $3.0 million to Genworth in 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a credit line of $500.0 million with GNA. There was no significant interest expense incurred under this agreement in 2006. Interest expense under this agreement was $0.2 million and $0.1 million for the years ended December 31, 2005 and 2004, respectively. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 was $16.1 million and was included with other liabilities in the Consolidated Balance Sheets. No amount was outstanding as of December 31, 2005.

(9) Commitments and Contingencies

   Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $2.7 million and $1.6 million as of December 31, 2006 and 2005, respectively, in commercial mortgage loans, which will be held for investment purposes.

   We had limited partnership commitments outstanding of $23.5 million and $0.3 million as of December 31, 2006 and 2005, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

   Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.3 million as of December 31, 2006.

(10) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value or disclosed separately--are discussed below. Apart from certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                    2006                          2005
                                        ----------------------------- -----------------------------
                                        Notional  Carrying Estimated  Notional  Carrying Estimated
(Amounts in millions)                    amount    amount  fair value  amount    amount  fair value
---------------------                   --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage loans...........  $    (a) $1,258.8  $1,254.4    $   (a) $1,042.1  $1,054.7
   Other financial instruments.........       (a)     23.1      32.3        (a)     19.6      27.0
Liabilities:
   Borrowings..........................       (a)     16.1      16.1        (a)       --        --
   Investment contract benefits........       (a)  6,685.9   6,625.9        (a)  5,888.3   5,835.0
Other firm commitments:
   Ordinary course of business lending
     commitments.......................    2.7          --        --     1.6          --        --
   Commitments to fund limited
     partnerships......................   23.5          --        --     0.3          --        --

--------
(a)These financial instruments do not have notional amounts.

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   A reconciliation of current period changes, net of applicable income taxes, in the separate component of stockholders' equity labeled "derivatives qualifying as hedges" for the years ended December 31 follows:

(Amounts in millions)                                                                            2006   2005
---------------------                                                                           -----  -----
Derivatives qualifying as effective hedges as of January 1..................................... $ 1.1  $ 3.3
Current period decreases (increases) in fair value, net of deferred taxes of $0.0 and $(0.2)...    --    0.4
Reclassification to net income, net of deferred taxes of $0.3 and $1.7.........................  (0.5)  (2.6)
                                                                                                -----  -----
Balance as of December 31...................................................................... $ 0.6  $ 1.1
                                                                                                =====  =====

   Derivatives qualifying as hedges amounting to $0.6 million, net of taxes, recorded in stockholders' equity at December 31, 2006 is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount, $0.1 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2007. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being hedged are expected to occur by 2035. No amounts were reclassified to income during the years ended December 31, 2006 and 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments. The fair value of derivative instruments, including interest rate swaps, equity index options and financial futures, are based upon pricing valuation models which utilize independent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

third-party data as inputs. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                                 December 31,
                                    ---------------------------------------
                                           2006                2005
                   -                ------------------- -------------------
                                    Notional Estimated  Notional Estimated
     (Amounts in millions)           value   fair value  value   fair value
     ---------------------          -------- ---------- -------- ----------
     Interest rate swaps........... $1,276.6   $ 8.2     $ 96.5     $1.1
     Equity index options..........    271.9    16.4       31.0      2.5
     Financial futures.............     18.5      --        8.8      0.1
                                    --------   -----     ------     ----
            Total.................. $1,567.0   $24.6     $136.3     $3.7
                                    ========   =====     ======     ====

   As of December 31, 2006 and 2005, the fair value of derivatives in a gain position and recorded in other invested assets was $30.2 million and $6.5 million, respectively, and the fair value of derivatives in a loss position and recorded in other liabilities was $5.6 million and $2.8 million, respectively.

   Income effects of derivatives. In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. There was no ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2006 and 2005. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2006 and 2005 related to the hedge of future cash flows.

   Derivative counterparty credit risk. We manage counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either parties unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2006, we could have been required to disburse up to $1.6 million and claim up to $26.2 million from counterparties. This represents the fair value of losses and gains by counterparty. As of December 31, 2006 and 2005, gross fair value gains were $26.2 million and $6.4 million, respectively. As of December 31, 2006 and 2005, gross fair value losses were $1.6 million and $2.7 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our approved credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P's if the agreements governing such transactions require both us and the counterparties to provide collateral in certain circumstances.

(11) Supplemental Cash Flow Information

   Net cash paid (received) for federal and state taxes was $2.5 million, $(15.5) million and $38.1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   For a discussion of dividends paid to stockholders, see note 13. In connection with the reinsurance transaction with UFLIC in 2004 discussed in note 5, we completed several non-cash transactions. These transactions included the transfer of the assets and liabilities. The following table details these transactions as well as other non-cash items:

   Supplemental schedule of non-cash investing and financing activities

                                                                  Years ended December 31,
                                                                  ----------------------
(Amounts in millions)                                             2006    2005     2004
---------------------                                             -----  ------ ---------
Excluded net assets:
   Assets........................................................ $  --  $   -- $ 2,834.9
   Liabilities...................................................    --      --  (2,840.4)
                                                                  -----  ------ ---------
   Net assets transferred........................................ $  --  $   -- $    (5.5)
                                                                  =====  ====== =========
Other non-cash transactions:
   Change in collateral for securities lending transactions...... $  --  $ 23.8 $   (23.8)
   Dividends paid to stockholders................................    --   440.3     379.1
   Tax contingencies and other tax related items.................  18.2      --        --
                                                                  -----  ------ ---------
   Total other non-cash transactions............................. $18.2  $464.1 $   355.3
                                                                  =====  ====== =========

(12) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

          (Amounts in millions)                          2006   2005
          ---------------------                         ------ ------
          Assets secured by:
             Commercial mortgage loans................. $ 77.1 $ 96.5
             Fixed maturities..........................   39.8   66.1
             Other receivables.........................   86.7   91.5
                                                        ------ ------
                 Total assets.......................... $203.6 $254.1
                                                        ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119.0 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)

We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2006, 2005 and 2004.

   Retained interests and recourse obligations related to such sales that are recorded in fixed maturities in our consolidated financial statements are as follows:

                                                   December 31,
                                               ---------------------
                                                  2006       2005
                                               ---------- ----------
                                                    Fair       Fair
           (Amounts in millions)               Cost value Cost value
           ---------------------               ---- ----- ---- -----
           Retained interests--assets......... $5.6 $12.2 $8.0 $10.4
           Servicing assets...................   --    --   --    --
           Recourse liability.................   --    --   --    --
                                               ---- ----- ---- -----
           Total.............................. $5.6 $12.2 $8.0 $10.4
                                               ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(13) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the Bureau of Insurance. Based on statutory results as of December 31, 2006, we are able to distribute $167.2 million in dividends in 2007 without obtaining regulatory approval.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2006, we did not declare or pay any common stock dividend. In 2005, we declared and paid a common stock dividend of $440.3 million consisting of securities. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2006, 2005 and 2004. Dividends on the Series A Preferred Stock are cumulative and are payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for $110.0 million for par value and $2.2 million in accrued dividends on the redeemed shares. We filed the required Bureau of Insurance notifications on January 24, 2007 and expect to finalize the redemption in March 2007.

(14) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, statutory net income and statutory capital and surplus is summarized below:

       (Amounts in millions)                          2006   2005   2004
       ---------------------                         ------ ------ ------
       Statutory net income......................... $169.6 $144.4 $105.8
       Statutory capital and surplus................  587.8  476.0  817.2

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceeded the minimum required RBC levels.

(15) Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes deferred annuities, individual variable annuities, group variable annuities designed for retirement plans, variable life insurance and specialized products, including GICs, funding agreements, FABNs and a reinsured block of structured settlements; and (2) Protection, which includes universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. We also have Corporate and Other which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                        Retirement
                                                        Income and             Corporate
(Amounts in millions)                                   Investments Protection and Other Consolidated
---------------------                                   ----------- ---------- --------- ------------
Net investment income..................................  $   269.8   $  141.2   $ 16.5    $   427.5
Net investment gains (losses)..........................       (7.7)      (1.1)     7.2         (1.6)
Premiums...............................................         --       96.3       --         96.3
Other revenues.........................................       91.4      131.2       --        222.6
                                                         ---------   --------   ------    ---------
   Total revenues......................................      353.5      367.6     23.7        744.8
                                                         ---------   --------   ------    ---------
Interest credited, benefits and other changes in
  policy reserves......................................      246.1      257.9       --        504.0
Acquisition and operating expenses, net of deferrals...       39.9       30.6      6.0         76.5
Amortization of deferred acquisition costs and
  intangibles..........................................       23.5       21.4       --         44.9
                                                         ---------   --------   ------    ---------
Total benefits and expenses............................      309.5      309.9      6.0        625.4
                                                         ---------   --------   ------    ---------
Income before income taxes.............................       44.0       57.7     17.7        119.4
Provision for income taxes.............................        7.8       20.5     22.8         51.1
                                                         ---------   --------   ------    ---------
Net income (loss)......................................  $    36.2   $   37.2   $ (5.1)   $    68.3
                                                         =========   ========   ======    =========
Total assets...........................................  $17,901.2   $2,615.9   $703.1    $21,220.2
                                                         =========   ========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                        Retirement
                                                        Income and             Corporate
(Amounts in millions)                                   Investments Protection and Other Consolidated
---------------------                                   ----------- ---------- --------- ------------
Net investment income..................................  $   229.5   $  141.0   $ 41.2    $   411.7
Net investment gains (losses)..........................         --         --     (4.5)        (4.5)
Premiums...............................................        0.1      103.4       --        103.5
Other revenues.........................................       58.6      135.9       --        194.5
                                                         ---------   --------   ------    ---------
   Total revenues......................................      288.2      380.3     36.7        705.2
                                                         ---------   --------   ------    ---------
Interest credited, benefits and other changes in
  policy reserves......................................      194.1      265.4       --        459.5
Acquisition and operating expenses, net of deferrals...       33.3       34.6     22.0         89.9
Amortization of deferred acquisition costs and
  intangibles..........................................       20.1       80.9       --        101.0
                                                         ---------   --------   ------    ---------
   Total benefits and expenses.........................      247.5      380.9     22.0        650.4
                                                         ---------   --------   ------    ---------
Income (loss) before income taxes......................       40.7       (0.6)    14.7         54.8
Provision for income taxes.............................        3.2       20.2      1.9         25.3
                                                         ---------   --------   ------    ---------
Net income (loss)......................................  $    37.5   $  (20.8)  $ 12.8    $    29.5
                                                         =========   ========   ======    =========
Total assets...........................................  $15,507.4   $2,680.0   $694.6    $18,882.0
                                                         =========   ========   ======    =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                                   Retirement
                                                                   Income and             Corporate
(Amounts in millions)                                              Investments Protection and Other Consolidated
---------------------                                              ----------- ---------- --------- ------------
Net investment income.............................................   $238.5      $140.3    $  42.2    $ 421.0
Net investment gains (losses).....................................       --          --        5.7        5.7
Premiums..........................................................      0.4        96.4         --       96.8
Other revenues....................................................     40.0       136.4         --      176.4
                                                                     ------      ------    -------    -------
   Total revenues.................................................    278.9       373.1       47.9      699.9
                                                                     ------      ------    -------    -------
Interest credited, benefits and other changes in policy reserves..    202.4       271.6         --      474.0
Acquisition and operating expenses, net of deferrals..............     17.1        31.1       15.0       63.2
Amortization of deferred acquisition costs and intangibles........     78.6        28.7         --      107.3
                                                                     ------      ------    -------    -------
   Total benefits and expenses....................................    298.1       331.4       15.0      644.5
                                                                     ------      ------    -------    -------
Income (loss) before income taxes and cumulative effect of change
  in accounting principle.........................................    (19.2)       41.7       32.9       55.4
Provision (benefit) for income taxes..............................      8.2        14.8     (166.3)    (143.3)
                                                                     ------      ------    -------    -------
Net income (loss) before cumulative effect of change in accounting
  principle.......................................................    (27.4)       26.9      199.2      198.7
Cumulative effect of change in accounting principle, net of tax...      0.7          --         --        0.7
                                                                     ------      ------    -------    -------
Net income (loss).................................................   $(26.7)     $ 26.9    $ 199.2    $ 199.4
                                                                     ======      ======    =======    =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


(16) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                               First Quarter Second Quarter Third Quarter  Fourth Quarter
                               ------------- -------------  -------------  -------------
(Amounts in millions)           2006   2005   2006    2005   2006   2005    2006    2005
---------------------          ------ ------ ------  ------ ------ ------  ------  ------
Net investment income......... $ 91.9 $107.8 $108.1  $ 98.1 $104.1 $101.5  $123.4  $104.3
                               ====== ====== ======  ====== ====== ======  ======  ======
Total revenues................ $165.4 $184.1 $175.2  $170.9 $181.4 $172.3  $222.8  $177.9
                               ====== ====== ======  ====== ====== ======  ======  ======
Net income (loss)............. $  9.9 $ 27.0 $ 19.1  $ 15.4 $ 23.3 $(37.9) $ 16.0  $ 25.0
                               ====== ====== ======  ====== ====== ======  ======  ======

(17) Pro Forma Condensed Combined Financial Information (unaudited)

   On January 1, 2007, FHL and FCL merged with and into GLAIC. The consolidated financial statements for GLAIC will be represented in the first quarter of 2007 as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as GLAIC, FHL and FCL are all wholly-owned subsidiaries of Genworth. As the mergers of FHL and FCL will be accounted for as a pooling of interests, we will present pro forma combined financial information for the three years ended December 31, 2006 for the income statement and as of December 31, 2006 for the balance sheet.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to GLICNY, an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is unaudited condensed combined financial information for GLAIC Merged prepared on a pro forma basis as if the mergers of FHL and FCL occurred on January 1, 2004 and the AML and GLICNY transfer occurred on January 1, 2006 for the periods indicated:

                                                         For the year ended December 31, 2006
                                     ----------------------------------------------------------------------------
                                                                                            Pro forma
                                                                                          adjustments--
                                                                                           transfer of
                                      Historical                                            American
                                     Genworth Life   Historical                             Mayflower
                                      and Annuity   Federal Home                  Pro         Life
                                       Insurance   Life Insurance                forma      Insurance
                                      Company and   Company and                historical  Company of
                                     Subsidiaries   Subsidiaries  Eliminations  combined    New York    Pro forma
                                     ------------- -------------- ------------ ---------- ------------- ---------
Revenues:
    Premiums........................    $ 96.3        $1,036.0       $  --      $1,132.3     $(38.1)(b) $1,094.2
    Net investment income...........     427.5           689.4          --       1,116.9      (46.8)(b)  1,070.1
    Net investment gains
     (losses).......................      (1.6)            4.7          --           3.1        1.0(b)       4.1
    Policy fees and other income....     222.6           169.7        (9.5)(a)     382.8       (2.1)(b)    380.7
                                        ------        --------       -----      --------     ------     --------
       Total revenues...............     744.8         1,899.8        (9.5)      2,635.1      (86.0)     2,549.1
                                        ------        --------       -----      --------     ------     --------
Benefits and expenses:
    Benefits and other changes in
     policy reserves................     185.8           916.1          --       1,101.9      (40.3)(b)  1,061.6
    Interest credited...............     318.2           188.0        (9.5)(a)     496.7      (16.0)(b)    480.7
    Acquisition and operating
     expenses, net of deferrals.....      76.5           193.9          --         270.4       (0.2)(b)    270.2
    Amortization of deferred
     acquisition costs and
     intangibles....................      44.9            39.2          --          84.1       (1.4)(b)     82.7
    Interest expense................        --           134.0          --         134.0         --        134.0
                                        ------        --------       -----      --------     ------     --------
       Total benefits and
        expenses....................     625.4         1,471.2        (9.5)      2,087.1      (57.9)     2,029.2
                                        ------        --------       -----      --------     ------     --------
Income before income taxes..........     119.4           428.6          --         548.0      (28.1)       519.9
Provision (benefit) for income
 taxes..............................      51.1           137.3          --         188.4      (10.0)(b)    178.4
Equity in net income of
 unconsolidated subsidiary..........        --              --          --            --       17.3(c)      17.3
                                        ------        --------       -----      --------     ------     --------
Net income (loss)...................    $ 68.3        $  291.3       $  --      $  359.6     $ (0.8)    $  358.8
                                        ======        ========       =====      ========     ======     ========

--------
(a)Reflects adjustment to eliminate the intercompany reinsurance between GLAIC and FCL related to the FABN program.
(b)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers of FHL and FCL with and into GLAIC.
(c)Reflects equity in income of unconsolidated subsidiary for GLAIC's non-majority ownership interest in GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                            For the year ended December 31, 2005
                                               -------------------------------------------------------------
                                                Historical
                                               Genworth Life   Historical
                                                and Annuity   Federal Home
                                                 Insurance   Life Insurance
                                                Company and   Company and                Pro forma historical
                                               Subsidiaries   Subsidiaries  Eliminations       combined
                                               ------------- -------------- ------------ --------------------
Revenues:
   Premiums...................................    $103.5        $1,008.9        $--            $1,112.4
   Net investment income......................     411.7           606.9         --             1,018.6
   Net investment gains (losses)..............      (4.5)           (5.2)        --                (9.7)
   Policy fees and other income...............     194.5           167.8         --               362.3
                                                  ------        --------        ---            --------
       Total revenues.........................     705.2         1,778.4         --             2,483.6
                                                  ------        --------        ---            --------
Benefits and expenses:
   Benefits and other changes in policy
     reserves.................................     190.4           954.7         --             1,145.1
   Interest credited..........................     269.1           186.9         --               456.0
   Acquisition and operating expenses, net of
     deferrals................................      89.9           148.0         --               237.9
   Amortization of deferred acquisition costs
     and intangibles..........................     101.0            76.4         --               177.4
   Interest expense...........................        --            48.7         --                48.7
                                                  ------        --------        ---            --------
       Total benefits and expenses............     650.4         1,414.7         --             2,065.1
                                                  ------        --------        ---            --------
Income before income taxes....................      54.8           363.7         --               418.5
Provision for income taxes....................      25.3           122.6         --               147.9
                                                  ------        --------        ---            --------
Net income....................................    $ 29.5        $  241.1        $--            $  270.6
                                                  ======        ========        ===            ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


                                                              For the year ended December 31, 2004
                                                 -------------------------------------------------------------
                                                  Historical
                                                 Genworth Life   Historical
                                                  and Annuity   Federal Home
                                                   Insurance   Life Insurance
                                                  Company and   Company and                Pro forma historical
                                                 Subsidiaries   Subsidiaries  Eliminations       combined
                                                 ------------- -------------- ------------ --------------------
Revenues:
   Premiums.....................................    $  96.8       $1,055.3        $--            $1,152.1
   Net investment income........................      421.0          543.1         --               964.1
   Net investment gains (losses)................        5.7            1.9         --                 7.6
   Policy fees and other income.................      176.4          147.0         --               323.4
                                                    -------       --------        ---            --------
       Total revenues...........................      699.9        1,747.3         --             2,447.2
                                                    -------       --------        ---            --------
Benefits and expenses:
   Benefits and other changes in policy
     reserves...................................      182.8        1,002.7         --             1,185.5
   Interest credited............................      291.2          195.8         --               487.0
   Acquisition and operating expenses, net of
     deferrals..................................       63.2          107.5         --               170.7
   Amortization of deferred acquisition costs
     and intangibles............................      107.3          104.9         --               212.2
   Interest expense.............................         --           24.5         --                24.5
                                                    -------       --------        ---            --------
       Total benefits and expenses..............      644.5        1,435.4         --             2,079.9
                                                    -------       --------        ---            --------
Income before income taxes and cumulative effect
  of change in accounting principle.............       55.4          311.9         --               367.3
Benefit for income taxes........................     (143.3)         (96.7)        --              (240.0)
                                                    -------       --------        ---            --------
Net income before cumulative effect of change in
  accounting principle..........................      198.7          408.6         --               607.3
Cumulative effect of change in accounting
  principle.....................................        0.7           (0.8)        --                (0.1)
                                                    -------       --------        ---            --------
Net income......................................    $ 199.4       $  407.8        $--            $  607.2
                                                    =======       ========        ===            ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004
                         (Dollar amounts in millions)


   The following is unaudited condensed combined financial information for GLAIC Merged prepared on a pro forma basis as if the mergers of FHL and FCL and the AML and GLICNY transfer occurred on December 31, 2006:

                                                                      As of December 31, 2006
                                         ---------------------------------------------------------------------------------
                                                                                                 Pro forma
                                                                                               adjustments--
                                                                                                transfer of
                                          Historical                                             American
                                         Genworth Life   Historical                              Mayflower
                                          and Annuity   Federal Home                               Life
                                           Insurance   Life Insurance              Pro forma     Insurance
                                          Company and   Company and                historical   Company of
                                         Subsidiaries   Subsidiaries  Eliminations  combined     New York        Pro forma
                                         ------------- -------------- ------------ ---------- -------------      ---------
Assets
    Total investments...................   $ 8,479.3     $11,663.2       $  --     $20,142.5    $  (872.3)(a)    $19,604.6
                                                                                                    334.4(b)
    Separate account assets.............    10,383.4            --          --      10,383.4           --         10,383.4
    Reinsurance recoverable.............     1,642.1       7,744.7          --       9,386.8       (321.7)(a)      9,065.1
    Other assets........................       715.4       3,878.0        (2.1)(c)   4,591.3       (183.2)(a)      4,408.1
                                           ---------     ---------       -----     ---------    ---------        ---------
       Total assets.....................   $21,220.2     $23,285.9       $(2.1)    $44,504.0    $(1,042.8)       $43,461.2
                                           =========     =========       =====     =========    =========        =========
Liabilities and stockholders' equity
    Policyholder liabilities............   $ 9,192.7     $15,665.2       $  --     $24,857.9    $  (845.6)(a)    $24,012.3
    Separate account liabilities........    10,383.4            --          --      10,383.4           --         10,383.4
    Non-recourse funding
     obligations........................          --       2,765.0          --       2,765.0           --          2,765.0
    All other liabilities...............       484.0       1,572.1        (2.1)(c)   2,054.0       (245.6)(a)      1,808.4
                                           ---------     ---------       -----     ---------    ---------        ---------
       Total liabilities................    20,060.1      20,002.3        (2.1)     40,060.3     (1,091.2)        38,969.1
                                           ---------     ---------       -----     ---------    ---------        ---------
          Total stockholders'
           equity.......................     1,160.1       3,283.6          --       4,443.7         48.4(a),(b)   4,492.1
                                           ---------     ---------       -----     ---------    ---------        ---------
          Total liabilities and
           stockholders'
           equity.......................   $21,220.2     $23,285.9       $(2.1)    $44,504.0    $(1,042.8)       $43,461.2
                                           =========     =========       =====     =========    =========        =========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers of FHL and FCL with and into GLAIC.
(b)Reflects adjustments to include the non-majority ownership interest in GLICNY acquired in connection with the transfer of our ownership in AML.
(c)Reflects the elimination of intercompany balances between GLAIC and FHL Consolidated.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 12, 2007, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
       Summary of investments--other than investments in related parties
                               December 31, 2006
                             (Amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- --------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   29.2   $   29.4  $   29.4
       Government--non U.S...........................    127.7      141.8     141.8
       Public utilities..............................    219.2      218.9     218.9
       All other corporate bonds.....................  5,905.2    5,910.2   5,910.2
                                                      --------   --------  --------
          Total fixed maturities.....................  6,281.3    6,300.3   6,300.3
Equity securities....................................     23.2       24.2      24.2
Commercial mortgage loans............................  1,258.8      xxxxx   1,258.8
Policy loans.........................................    170.0      xxxxx     170.0
Other invested assets/(1)/...........................    425.8      xxxxx     427.7
                                                      --------   --------  --------
          Total investments.......................... $8,159.1      xxxxx  $8,181.0
                                                      ========   ========  ========

--------
/(1)/The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.



   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                                     Future Annuity
                                                      And Contract              Other
                                                       Benefits &            Policyholder
                                                       Liability             Liabilities
                                          Deferred   For Policy and           (Excluding
                                         Acquisition    Contract    Unearned   Unearned   Premium
Segment                                     Costs        Claims     Premiums  Premiums)   Revenue
-------                                  ----------- -------------- -------- ------------ -------
December 31, 2006:
   Retirement Income and Investments....   $365.2       $6,894.6     $  --      $134.5    $   --
   Protection...........................     67.3        2,146.1      18.4        (0.9)     96.3
   Corporate and Other..................       --             --        --          --        --
                                           ------       --------     -----      ------    ------
       Total............................   $432.5       $9,040.7     $18.4      $133.6    $ 96.3
                                           ======       ========     =====      ======    ======
December 31, 2005:
   Retirement Income and Investments....   $245.4       $6,095.0     $  --      $184.0    $  0.1
   Protection...........................     75.7        2,188.6      22.2         0.9     103.4
   Corporate and Other..................       --             --        --          --        --
                                           ------       --------     -----      ------    ------
       Total............................   $321.1       $8,283.6     $22.2      $184.9    $103.5
                                           ======       ========     =====      ======    ======
December 31, 2004:
   Retirement Income and Investments....                                                  $  0.4
   Protection...........................                                                    96.4
   Corporate and Other..................                                                      --
                                                                                          ------
       Total............................                                                  $ 96.8
                                                                                          ======

                                                        Interest                   Amortization
                                                       Credited &     Acquisition  of Deferred
                                            Net       Benefits and   and Operating Acquisition
                                         Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                                    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                                  ---------- ---------------- ------------- ------------ --------
December 31, 2006:
   Retirement Income and Investments....   $269.8        $246.1          $39.9        $ 23.5     $   --
   Protection...........................    141.2         257.9           30.6          21.4       91.9
   Corporate and Other..................     16.5            --            6.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $427.5        $504.0          $76.5        $ 44.9     $ 91.9
                                           ======        ======          =====        ======     ======
December 31, 2005:
   Retirement Income and Investments....   $229.5        $194.1          $33.3        $ 20.1     $  0.4
   Protection...........................    141.0         265.4           34.6          80.9      102.7
   Corporate and Other..................     41.2            --           22.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $411.7        $459.5          $89.9        $101.0     $103.1
                                           ======        ======          =====        ======     ======
December 31, 2004:
   Retirement Income and Investments....   $238.5        $202.4          $17.1        $ 78.6     $  0.3
   Protection...........................    140.3         271.6           31.1          28.7       97.1
   Corporate and Other..................     42.2            --           15.0            --         --
                                           ------        ------          -----        ------     ------
       Total............................   $421.0        $474.0          $63.2        $107.3     $ 97.4
                                           ======        ======          =====        ======     ======

   See Accompanying Report of Independent Registered Public Accounting Firm.

         Genworth Life and Annuity Insurance Company and Subsidiaries
                       Consolidated Financial Statements

                                   Contents

                                                                                                  Page
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................  FI-1
Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004...........  FI-2
Consolidated Balance Sheets as of December 31, 2006 and 2005.....................................  FI-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2006,
  2005 and 2004..................................................................................  FI-4
Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.......  FI-5
Notes to Consolidated Financial Statements.......................................................  FI-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules......... FI-44
Schedule I, Summary of Investments--other than investments in related parties.................... FI-45
Schedule III, Supplemental Insurance Information................................................. FI-46

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   The consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance Company and First Colony Life Insurance Company on January 1, 2007, which have been accounted for as a pooling of interests as described in Note 1 to the consolidated financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles applicable after financial statements are issued for a period which includes the date of consummation of the business combination.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                           Years ended December 31,
                                   -                                     ---------------------------
                                                                           2006     2005      2004
                                                                         -------- --------  --------
Revenues:
   Premiums............................................................. $1,132.3 $1,112.4  $1,152.1
   Net investment income................................................  1,116.9  1,018.6     964.1
   Net investment gains (losses)........................................      3.1     (9.7)      7.6
   Policy fees and other income.........................................    382.8    362.3     323.4
                                                                         -------- --------  --------
       Total revenues...................................................  2,635.1  2,483.6   2,447.2
                                                                         -------- --------  --------
Benefits and expenses:
   Benefits and other changes in policy reserves........................  1,101.9  1,145.1   1,185.5
   Interest credited....................................................    496.7    456.0     487.0
   Acquisition and operating expenses, net of deferrals.................    270.4    237.9     170.7
   Amortization of deferred acquisition costs and intangibles...........     84.1    177.4     212.2
   Interest expense.....................................................    134.0     48.7      24.5
                                                                         -------- --------  --------
       Total benefits and expenses......................................  2,087.1  2,065.1   2,079.9
                                                                         -------- --------  --------
Income before income taxes and cumulative effect of change in accounting
  principle.............................................................    548.0    418.5     367.3
Provision (benefit) for income taxes....................................    188.4    147.9    (240.0)
                                                                         -------- --------  --------
Net income before cumulative effect of change in accounting principle...    359.6    270.6     607.3
Cumulative effect of change in accounting principle, net of tax of $0.0
  million...............................................................       --       --      (0.1)
                                                                         -------- --------  --------
Net income.............................................................. $  359.6 $  270.6  $  607.2
                                                                         ======== ========  ========



                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                          December 31,
                                                                                      -------------------
                                                                                        2006       2005
                                                                                      --------- ---------
Assets
   Investments:
       Fixed maturities available-for-sale, at fair value............................ $15,962.7 $13,566.5
       Equity securities available-for-sale, at fair value...........................      35.8      29.1
       Commercial mortgage loans.....................................................   2,917.1   2,680.2
       Policy loans..................................................................     486.7     471.5
       Other invested assets ($429.8 and $483.6 restricted)..........................     740.2     980.9
                                                                                      --------- ---------
              Total investments......................................................  20,142.5  17,728.2
   Cash and cash equivalents.........................................................     423.8     555.0
   Accrued investment income.........................................................     172.3     159.4
   Deferred acquisition costs........................................................   2,660.0   2,149.6
   Goodwill..........................................................................     471.2     471.2
   Intangible assets.................................................................     520.7     563.1
   Reinsurance recoverable...........................................................   9,386.8  10,187.0
   Other assets......................................................................     343.3     437.8
   Separate account assets...........................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total assets........................................................... $44,504.0 $41,028.6
                                                                                      ========= =========
Liabilities and stockholders' equity
   Liabilities:
       Future annuity and contract benefits.......................................... $24,371.6 $23,443.0
       Liability for policy and contract claims......................................     279.3     322.1
       Other policyholder liabilities................................................     207.0     246.8
       Deferred income tax liability.................................................   1,004.5     799.9
       Non-recourse funding obligations..............................................   2,765.0   1,400.0
       Other liabilities ($436.6 and $487.1 restricted)..............................   1,049.5   1,434.0
       Separate account liabilities..................................................  10,383.4   8,777.3
                                                                                      --------- ---------
              Total liabilities......................................................  40,060.3  36,423.1
                                                                                      --------- ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 110,000 and 120,000 shares issued and outstanding as of December 31, 2006 and 2005,
         respectively)...............................................................     110.0     120.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).....................................................      25.6      25.6
       Additional paid-in capital....................................................   4,025.3   4,020.1
                                                                                      --------- ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)...................................      21.7      84.1
          Derivatives qualifying as hedges...........................................       0.3       0.9
          Additional minimum pension liability.......................................        --      (3.3)
                                                                                      --------- ---------
       Total accumulated other comprehensive income (loss)...........................      22.0      81.7
       Retained earnings.............................................................     260.8     358.1
                                                                                      --------- ---------
              Total stockholders' equity.............................................   4,443.7   4,605.5
                                                                                      --------- ---------
              Total liabilities and stockholders' equity............................. $44,504.0 $41,028.6
                                                                                      ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholders'
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2003......  $120.0   $25.6   $4,144.2     $ 618.1    $ 765.6    $5,673.5
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      607.2       607.2
   Net unrealized gains (losses) on
     investment securities............      --      --         --      (415.8)        --      (415.8)
   Derivatives qualifying as hedges...      --      --         --         1.5         --         1.5
   Additional minimum pension
     liability........................      --      --         --        (3.1)        --        (3.1)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         189.8
Contributed capital...................      --      --        0.5          --         --         0.5
Dividends and other transactions with
  stockholders........................      --      --        2.9          --     (829.0)     (826.1)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2004......   120.0    25.6    4,147.6       200.7      543.8     5,037.7
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      270.6       270.6
   Net unrealized gains (losses) on
     investment securities............      --      --         --      (116.8)        --      (116.8)
   Derivatives qualifying as hedges...      --      --         --        (2.0)        --        (2.0)
   Additional minimum pension
     liability........................      --      --         --        (0.2)        --        (0.2)
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         151.6
Dividends and other transactions with
  stockholders........................      --      --     (127.5)         --     (456.3)     (583.8)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2005......   120.0    25.6    4,020.1        81.7      358.1     4,605.5
                                                                                            --------
Comprehensive income (loss):
   Net income.........................      --      --         --          --      359.6       359.6
   Net unrealized gains (losses) on
     investment securities............      --      --         --       (62.4)        --       (62.4)
   Derivatives qualifying as hedges...      --      --         --        (0.6)        --        (0.6)
   Additional minimum pension
     liability........................      --      --         --         3.3         --         3.3
                                                                                            --------
       Total comprehensive income
         (loss).......................                                                         299.9
Redemption of preferred stock.........   (10.0)     --         --          --         --       (10.0)
Dividends and other transactions with
  stockholders........................      --      --        5.2          --     (456.9)     (451.7)
                                        ------   -----   --------     -------    -------    --------
Balances as of December 31, 2006......  $110.0   $25.6   $4,025.3     $  22.0    $ 260.8    $4,443.7
                                        ======   =====   ========     =======    =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                             Years ended December 31,
                                                                         -------------------------------
                                                                            2006       2005       2004
                                                                         ---------  ---------  ---------
Cash flows from operating activities:
   Net income........................................................... $   359.6  $   270.6  $   607.2
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses...................................      (3.1)       9.7       (7.6)
       Charges assessed to policyholders................................    (295.2)    (303.5)    (280.1)
       Purchases of trading securities..................................     (49.3)     (15.0)        --
       Amortization of fixed maturity discounts and premiums............       0.3       14.7       22.5
       Acquisition costs deferred.......................................    (461.2)    (381.9)    (335.7)
       Amortization of deferred acquisition costs and intangibles.......      84.1      177.4      212.2
       Deferred income taxes............................................     236.0      393.5     (215.5)
       Change in certain assets and liabilities:
          Accrued investment income and other assets....................      32.5       (6.6)     142.0
          Insurance reserves............................................     718.0      674.1    1,006.1
          Other liabilities and policy-related balances.................       2.4     (363.3)      89.9
                                                                         ---------  ---------  ---------
       Net cash from operating activities...............................     624.1      469.7    1,241.0
                                                                         ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from sales of investment securities and other invested
     assets.............................................................   1,608.1    2,595.4      942.3
   Proceeds from maturities of investment securities and other invested
     assets.............................................................   1,970.4    1,536.3    2,199.5
   Principal collected on commercial mortgage loans.....................     228.0      483.3      455.8
   Purchases of investment securities and other invested assets.........  (6,187.2)  (3,675.8)  (3,569.9)
   Commercial mortgage loan originations................................    (461.4)    (611.8)    (497.6)
   Policy loans, net....................................................     (15.2)      (4.3)     (16.9)
   Short-term investment activity, net..................................     (12.0)      15.0      134.4
                                                                         ---------  ---------  ---------
       Net cash from investing activities...............................  (2,869.3)     338.1     (352.4)
                                                                         ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.......................   5,237.1    2,394.8    2,036.5
   Redemption and benefit payments on investment contracts..............  (4,047.0)  (3,502.1)  (2,802.6)
   Proceeds from secured borrowings from affiliate......................        --       30.1         --
   Proceeds from short-term borrowings and other, net...................     423.0      965.5      715.4
   Payments on short-term borrowings....................................    (394.4)    (997.9)    (712.8)
   Proceeds from issuance of non-recourse funding obligations...........   1,365.0      500.0      300.0
   Redemption of surplus notes..........................................        --         --      (21.8)
   Redemption of preferred stock........................................     (10.0)        --      (36.8)
   Dividends paid stockholders..........................................    (459.7)    (125.6)     (93.3)
                                                                         ---------  ---------  ---------
       Net cash from financing activities...............................   2,114.0     (735.2)    (615.4)
                                                                         ---------  ---------  ---------
       Net change in cash and cash equivalents..........................    (131.2)      72.6      273.2
   Cash and cash equivalents at beginning of year.......................     555.0      482.4      209.2
                                                                         ---------  ---------  ---------
   Cash and cash equivalents at end of year............................. $   423.8  $   555.0  $   482.4
                                                                         =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2006, 2005 and 2004


(1) Summary of Significant Accounting Policies

   (a) Principles of Consolidation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us," or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became an direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC is the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("Bureau of Insurance"). The accompanying consolidated financial statements have been represented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL are all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. For these consolidated financial statements, AML was included for all periods presented as the mergers of FHL and FCL were accounted for as a pooling of interests for entities under common control.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and our subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, AML, Jamestown Life Insurance Company ("Jamestown"), River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV ("River Lake IV"), and Rivermont Life Insurance Company I ("Rivermont I"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates.

   (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Protection and (ii) Retirement Income and Institutional, formerly known as Retirement Income and Investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   Retirement Income and Institutional contracts include deferred annuities for the retirement plan market (variable and fixed) and variable life insurance products that are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs") are investment contracts sold to institutional buyers. In 2006, we decided to discontinue the sale of structured settlement annuities. We do not expect this to have a material impact on the consolidated financial statements as the majority of our structured settlement business was reinsured to Union Fidelity Life Insurance Company ("UFLIC"), a former affiliate, in 2004.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors).

   (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

   (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2006, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (g) Investment Securities

   We have designated our investment securities as either available-for-sale or trading and report them in our Consolidated Balance Sheets at fair value. We determine the appropriate classification of investment securities at the time of purchase. We amortize any bond premium or discount on an effective yield basis over the term of the bond. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our Consolidated Balance Sheets.

   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to net investment gains (losses) in the period in which such determination is made.

   (h) Securities Lending Activity

   We engage in securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $84.9 million and $367.3 million at December 31, 2006 and 2005, respectively. As of December 31, 2006, we had no non-cash collateral. As of December 31, 2005, we had $6.9 million of non-cash collateral.

   (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (j) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

   (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (l) Deferred Acquisition Costs

   Acquisition costs include costs, which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result our DAC recoverability testing.

   (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2006, 2005 and 2004, there were no significant charges to income recorded as a result our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million and $59.8 million in 2005 and 2004, respectively. There was no goodwill impairment charge recorded in 2006.

   (o) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (p) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including (i) liabilities, (ii) invested assets, (iii) portfolios of assets or liabilities, and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge accounting, according to the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability, or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of a derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the Consolidated Balance Sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the Consolidated Balance Sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the Consolidated Balance Sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the Consolidated Balance Sheets at fair value, with changes in fair value recognized in the current period in income.

   (q) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

   (r) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

   (s) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (t) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in additional paid-in capital since the liability for the contingency is assumed by GNA.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (u) Accounting Changes

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   On January 1, 2004, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.1 million reduction in income, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits and on universal life contracts with secondary guarantees.

   (v) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. SOP 05-1 is effective for internal replacements beginning January 1, 2007. We do not expect the adoption of this standard to have a material impact on our consolidated results of operations and financial position.

   In July 2006, FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes, was issued. This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. This guidance is effective for fiscal years beginning January 1, 2007. We do not expect the adoption of this interpretation to have a material impact on our consolidated results of operations and financial position.

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option to report selected financial assets and liabilities, including insurance contracts, at fair value. SFAS No. 159 will be effective for us on January 1, 2008. We have not decided whether or not we will elect the fair value option for any financial assets or liabilities and therefore do not know the impact, if any, SFAS No. 159 will have on our consolidated financial statements.

(2) Investments


   (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Amounts in millions)                                  2006      2005     2004
---------------------                                --------  --------  ------
Fixed maturities--taxable........................... $  864.9  $  798.9  $784.3
Fixed maturities--non-taxable.......................       --       0.1     0.1
Commercial mortgage loans...........................    184.0     172.1   160.4
Equity securities...................................      0.8       1.5     1.7
Other investments...................................     58.7      35.2     7.7
Policy loans........................................     30.1      29.4    26.0
                                                     --------  --------  ------
   Gross investment income before expenses and fees.  1,138.5   1,037.2   980.2
Expenses and fees...................................    (21.6)    (18.6)  (16.1)
                                                     --------  --------  ------
   Net investment income............................ $1,116.9  $1,018.6  $964.1
                                                     ========  ========  ======

   (b) Net Investment Gains (Losses)

   For the years ended December 31, net investment gains (losses) were as follows:

  (Amounts in millions)                                2006    2005    2004
  ---------------------                               ------  ------  ------
  Available-for-sale securities:
     Realized gains on sale.......................... $ 24.7  $ 33.7  $ 30.1
     Realized losses on sale.........................  (25.7)  (15.5)  (16.0)
  Impairments........................................   (0.5)  (27.9)   (6.5)
  Net unrealized gains (losses) on trading securities   (1.1)     --      --
  Derivative instruments.............................    5.7      --      --
                                                      ------  ------  ------
  Net investments gains (losses)..................... $  3.1  $ (9.7) $  7.6
                                                      ======  ======  ======

   Derivative instruments primarily consist of changes in fair value on the non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31, are summarized as follows:

(Amounts in millions)                                                               2006    2005     2004
---------------------                                                              ------  ------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturities............................................................... $ 69.0  $182.2  $ 406.8
   Equity securities..............................................................    1.2     6.1      6.7
   Restricted other invested assets...............................................   (6.8)   (3.5)      --
                                                                                   ------  ------  -------
       Subtotal...................................................................   63.4   184.8    413.5
                                                                                   ------  ------  -------
Adjustments to the present value of future profits and deferred acquisitions costs  (30.2)  (55.7)  (104.4)
Deferred income taxes, net........................................................  (11.5)  (45.0)  (108.2)
                                                                                   ------  ------  -------
       Net unrealized gains (losses) on investment securities..................... $ 21.7  $ 84.1  $ 200.9
                                                                                   ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31, is as follows:

(Amounts in millions)                                                                 2006     2005     2004
---------------------                                                               -------  -------  -------
Net unrealized gains (losses) on investment securities as of January 1............. $  84.1  $ 200.9  $ 616.7
                                                                                    -------  -------  -------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities..............................  (122.5)  (235.0)    16.5
   Adjustment to deferred acquisition costs........................................     4.7      6.1     15.3
   Adjustment to present value of future profits...................................    20.8     42.6     (7.4)
   Provision for deferred income taxes.............................................    33.5     63.2    (10.8)
                                                                                    -------  -------  -------
       Changes in unrealized gains (losses) on investment securities...............   (63.5)  (123.1)    13.6
Unrealized gains associated with securities transferred in connection with
  reinsurance transactions with UFLIC, net of deferred taxes--see note 5...........      --       --   (424.5)
Reclassification adjustments to net investment (gains) losses net of deferred taxes
  of $(0.5), $(3.4) and $2.7.......................................................     1.1      6.3     (4.9)
                                                                                    -------  -------  -------
Net unrealized gains (losses) on investment securities as of December 31........... $  21.7  $  84.1  $ 200.9
                                                                                    =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   (d) Fixed Maturities and Equity Securities

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                           Gross      Gross
                                                             Amortized   unrealized unrealized Estimated
(Amounts in millions)                                       cost or cost   gains      losses   fair value
---------------------                                       ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities  $   205.0     $ 13.3    $  (0.3)  $   218.0
Non-U.S. government........................................      276.3       31.4       (0.1)      307.6
U.S. corporate.............................................    7,127.5      138.3      (91.3)    7,174.5
Non-U.S. corporate.........................................    1,678.3       17.9      (25.3)    1,670.9
Mortgage and asset-backed..................................    6,606.6       26.6      (41.5)    6,591.7
                                                             ---------     ------    -------   ---------
   Total fixed maturities..................................   15,893.7      227.5     (158.5)   15,962.7
Equity securities..........................................       34.6        1.6       (0.4)       35.8
                                                             ---------     ------    -------   ---------
Total available-for-sale securities........................  $15,928.3     $229.1    $(158.9)  $15,998.5
                                                             =========     ======    =======   =========

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

                                                                           Gross      Gross
                                                             Amortized   unrealized unrealized Estimated
(Amounts in millions)                                       cost or cost   gains      losses   fair value
---------------------                                       ------------ ---------- ---------- ----------
Fixed maturities:
U.S. government, agencies and government sponsored entities  $   242.8     $ 16.1    $  (0.7)  $   258.2
Non-U.S. government........................................      241.2       20.8       (0.5)      261.5
U.S. corporate.............................................    7,097.7      222.9      (60.8)    7,259.8
Non-U.S. corporate.........................................    1,276.3       29.7      (17.2)    1,288.8
Mortgage and asset-backed..................................    4,526.3       21.4      (49.5)    4,498.2
                                                             ---------     ------    -------   ---------
   Total fixed maturities..................................   13,384.3      310.9     (128.7)   13,566.5
Equity securities..........................................       23.0        6.8       (0.7)       29.1
                                                             ---------     ------    -------   ---------
Total available-for-sale securities........................  $13,407.3     $317.7    $(129.4)  $13,595.6
                                                             =========     ======    =======   =========

   For fixed maturity securities, we recognize an impairment charge to income in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)          fair value   losses   securities fair value   losses   securities
----------------------------          ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entites....  $   14.0    $ (0.2)       4      $    5.6   $  (0.1)       5
   Government--non U.S...............        --        --       --           5.5      (0.1)       6
   U.S. corporate....................   1,554.1     (24.3)     265       1,835.4     (67.0)     413
   Corporate--non U.S................     335.9      (4.8)      70         521.3     (20.5)     102
   Asset backed......................     558.3      (1.3)      98         714.4     (13.4)      73
   Mortgage backed...................     536.9      (2.6)     107         821.7     (24.2)     203
                                       --------    ------      ---      --------   -------      ---
     Subtotal........................   2,999.2     (33.2)     544       3,903.9    (125.3)     802
   Equity securities.................        --        --       --           1.9      (0.4)       9
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost.........  $2,999.2    $(33.2)     544      $3,902.2   $(124.6)     800
   20-50% Below cost.................        --        --       --           1.7      (0.7)       2
   (greater than)50% Below cost......        --        --       --            --        --       --
                                       --------    ------      ---      --------   -------      ---
Total fixed maturities...............   2,999.2     (33.2)     544       3,903.9    (125.3)     802
                                       --------    ------      ---      --------   -------      ---
% Below cost--equity maturities:
   (less than)20% Below cost.........        --        --       --           1.9      (0.2)       8
   20-50% Below cost.................        --        --       --            --        --       --
   (greater than)50% Below cost......        --        --       --            --      (0.2)       1
                                       --------    ------      ---      --------   -------      ---
Total equity maturities..............        --        --       --           1.9      (0.4)       9
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===
Investment grade.....................  $2,880.4    $(30.5)     505      $3,755.9   $(117.6)     749
Below investment grade...............     118.8      (2.7)      39         148.7      (7.9)      54
Not Rated............................        --        --       --           1.2      (0.2)       8
                                       --------    ------      ---      --------   -------      ---
Total temporarily impaired securities  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                       ========    ======      ===      ========   =======      ===

   The investment securities in an unrealized loss position as of December 31, 2006 consisted of 1,355 securities accounting for unrealized losses of $158.9 million. Of these unrealized losses, 93.2% were investment grade (rated AAA through BBB-) and 99.4% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to increases in interest rates and changes in credit spreads.

   For the fixed maturity securities in an unrealized loss position as of December 31, 2006, two securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

$0.7 million unrealized loss. For equity securities in an unrealized loss position as of December 31, 2006, one security is below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with $0.2 million of unrealized loss.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2006.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)          fair value   losses   securities fair value   losses   securities
----------------------------          ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturities:
   U.S. government, agencies and
     government sponsored entities...  $   61.5    $ (0.4)      16      $   13.8    $ (0.3)       3
   Government--non U.S...............      29.7      (0.4)      26           3.4      (0.1)       4
   U.S. corporate....................   1,935.0     (42.3)     428         477.8     (18.5)     115
   Corporate--non U.S................     404.6      (9.8)      98         180.7      (7.4)      25
   Asset backed......................   1,218.9     (11.9)     128         120.1      (1.6)      27
   Mortgage backed...................   1,396.3     (27.1)     250         309.2      (8.9)      95
                                       --------    ------      ---      --------    ------      ---
     Subtotal........................   5,046.0     (91.9)     946       1,105.0     (36.8)     269
   Equity securities.................        --        --       --           2.0      (0.7)      14
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===
% Below cost--fixed maturities:
   (less than)20% Below cost.........  $5,034.3    $(87.8)     942      $1,095.5    $(32.0)     260
   20-50% Below cost.................      11.7      (4.1)       4           9.5      (4.8)       9
   (greater than)50% Below cost......        --        --       --            --        --       --
                                       --------    ------      ---      --------    ------      ---
Total fixed maturities...............   5,046.0     (91.9)     946       1,105.0     (36.8)     269
                                       --------    ------      ---      --------    ------      ---
% Below cost--equity maturities:
   (less than)20% Below cost.........        --        --       --           1.4      (0.3)       5
   20-50% Below cost.................        --        --       --           0.6      (0.2)       7
   (greater than)50% Below cost......        --        --       --            --      (0.2)       2
                                       --------    ------      ---      --------    ------      ---
Total equity maturities..............        --        --       --           2.0      (0.7)      14
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===
Investment grade.....................  $4,831.7    $(82.6)     865      $1,055.2    $(30.3)     234
Below investment grade...............     214.3      (9.3)      81          50.4      (6.6)      37
Not Rated............................        --        --       --           1.4      (0.6)      12
                                       --------    ------      ---      --------    ------      ---
Total temporarily impaired securities  $5,046.0    $(91.9)     946      $1,107.0    $(37.5)     283
                                       ========    ======      ===      ========    ======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The scheduled maturity distribution of fixed maturities as of December 31, 2006 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost Estimated
        (Amounts in millions)                     or cost     fair value
        ---------------------                  -------------- ----------
        Due in one year or less...............   $   450.9    $   450.9
        Due after one year through five years.     2,307.0      2,338.8
        Due after five years through ten years     2,823.4      2,826.2
        Due after ten years...................     3,705.8      3,755.1
                                                 ---------    ---------
           Subtotal...........................     9,287.1      9,371.0
        Mortgage and asset-backed.............     6,606.6      6,591.7
                                                 ---------    ---------
           Total fixed maturities.............   $15,893.7    $15,962.7
                                                 =========    =========

   As of December 31, 2006, $1,562.9 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2006, securities issued by finance and insurance, utilities and energy, consumer--non cyclical and consumer--cyclical industry groups represented approximately 32.1%, 19.5%, 11.4% and 10.2% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2006, we did not hold any fixed maturities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2006 and 2005, $18.0 million and $17.5 million, respectively, of securities are on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  802.3       27.4%      $  798.3       29.7%
Industrial..........................................       854.7       29.3          887.4       33.0
Retail..............................................       707.5       24.2          674.5       25.1
Apartments..........................................       271.0        9.3          268.6       10.0
Hotel...............................................       174.4        6.0           20.2        0.7
Mixed use/other.....................................       111.4        3.8           39.0        1.5
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,921.3      100.0%       2,688.0      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         1.1                       3.2
   Allowance for losses.............................        (5.3)                    (11.0)
                                                        --------                  --------
   Total............................................    $2,917.1                  $2,680.2
                                                        ========                  ========

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2006                      2005
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
Pacific.............................................    $  804.7       27.6%      $  780.5       29.0%
South Atlantic......................................       722.7       24.7          630.6       23.5
Middle Atlantic.....................................       344.1       11.8          355.7       13.2
East North Central..................................       351.5       12.0          338.8       12.6
Mountain............................................       278.6        9.5          181.6        6.8
West South Central..................................        96.2        3.3           87.7        3.3
West North Central..................................       167.1        5.7          145.4        5.4
East South Central..................................       100.9        3.5          110.6        4.1
New England.........................................        55.5        1.9           57.1        2.1
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,921.3      100.0%       2,688.0      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         1.1                       3.2
   Allowance for losses.............................        (5.3)                    (11.0)
                                                        --------                  --------
   Total............................................    $2,917.1                  $2,680.2
                                                        ========                  ========

   For the years ended December 31, 2006 and 2005, respectively, we originated $120.4 million and $97.8 million of mortgages secured by real estate in California, which represents 18.6% and 16.1% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006 and 2005) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006 and 2005). Non-income producing commercial mortgage loans were $0.8 million as of December 31, 2006 and 2005.

   The following table presents the activity in the allowance for losses during the years ended December 31:

            (Amounts in millions)               2006   2005   2004
            ---------------------              -----  -----  -----
            Balance as of January 1........... $11.0  $15.9  $15.8
            Provision.........................  (5.7)  (2.3)   2.5
            Amounts written off and reductions    --   (2.6)  (2.4)
                                               -----  -----  -----
            Balance as of December 31......... $ 5.3  $11.0  $15.9
                                               =====  =====  =====

   During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                    December 31,
                                 --------------------------------------------------
                                           2006                      2005
                                 ------------------------  ------------------------
(Amounts in millions)            Carrying value % of total Carrying value % of total
---------------------            -------------- ---------- -------------- ----------
Restricted other invested assets     $429.8        58.1%       $483.6        49.3%
Securities lending..............       84.9        11.5         374.2        38.1
Limited partnerships............      103.0        13.9          98.7        10.1
Trading securities..............       62.3         8.4          15.0         1.5
Derivatives.....................       45.3         6.1           6.5         0.7
Short-term investments..........       12.0         1.6            --          --
Other investments...............        2.9         0.4           2.9         0.3
                                     ------       -----        ------       -----
Total...........................     $740.2       100.0%       $980.9       100.0%
                                     ======       =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses), and estimated fair value of our restricted other invested assets are as follows:

                                       Amortized   Gross      Gross
                                         cost    unrealized unrealized Estimated
(Amounts in millions)                   or cost    gains      losses   fair value
---------------------                  --------- ---------- ---------- ----------
Fixed maturities:
Foreign other.........................  $395.5      $1.8      $(8.5)     $388.8
U.S. corporate........................    41.1       0.4       (0.5)       41.0
                                        ------      ----      -----      ------
Total restricted other invested assets  $436.6      $2.2      $(9.0)     $429.8
                                        ======      ====      =====      ======

   As of December 31, 2005, the amortized cost or cost, gross unrealized gains (losses), and estimated fair value of our restricted other invested assets are as follows:

                                       Amortized   Gross      Gross
                                         cost    unrealized unrealized Estimated
(Amounts in millions)                   or cost    gains      losses   fair value
---------------------                  --------- ---------- ---------- ----------
Fixed maturities:
Foreign other.........................  $445.9      $3.6      $(6.8)     $442.7
U.S. corporate........................    41.2       0.4       (0.7)       40.9
                                        ------      ----      -----      ------
Total restricted other invested assets  $487.1      $4.0      $(7.5)     $483.6
                                        ======      ====      =====      ======

   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2006 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized
                                                     cost    Estimated
        (Amounts in millions)                       or cost  fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $  9.0     $  8.9
        Due after one year through five years.....   124.1      121.6
        Due after five years through ten years....   256.9      252.3
        Due after ten years.......................    46.6       47.0
                                                    ------     ------
           Total restricted other invested assets.  $436.6     $429.8
                                                    ======     ======

   As of December 31, 2006, $77.7 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2006, we did not hold any restricted other invested assets, which individually exceeded 10% of stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Amounts in millions)                                              2006      2005      2004
---------------------                                            --------  --------  --------
Unamortized balance as of January 1............................. $2,162.4  $1,833.8  $2,357.2
Cost deferred...................................................    461.2     381.9     335.7
Amortization, net of interest accretion.........................    (21.7)    (53.3)    (77.5)
Transfers due to reinsurance transactions with UFLIC- see note 5       --        --    (781.6)
Adjustment......................................................     66.2        --        --
                                                                 --------  --------  --------
Unamortized balance as of December 31...........................  2,668.1   2,162.4   1,833.8
Cumulative effect of net unrealized investment gains (losses)...     (8.1)    (12.8)    (18.9)
                                                                 --------  --------  --------
Balance as of December 31....................................... $2,660.0  $2,149.6  $1,814.9
                                                                 ========  ========  ========

   The adjustment is the result of a reclassification from future annuity and contract benefits.

(4) Intangible Assets and Goodwill

   As of December 31, 2006 and 2005, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                      2006                  2005
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Amounts in millions)                          amount  amortization  amount  amortization
---------------------                         -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $700.7    $(210.2)    $679.9    $(154.4)
Capitalized software.........................    94.7      (74.2)      97.3      (68.7)
Deferred sales inducements to contractholders    11.5       (1.8)       8.7       (0.8)
All other....................................     2.5       (2.5)       2.5       (1.4)
                                               ------    -------     ------    -------
Total........................................  $809.4    $(288.7)    $788.4    $(225.3)
                                               ======    =======     ======    =======

   Amortization expense related to intangible assets for the years ended December 31, 2006, 2005 and 2004 was $62.4 million, $66.6 million and $74.9 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $1.0 million, $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2006, 2005 and 2004, respectively.

   (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                                 2006    2005     2004
---------------------                                                ------  ------  -------
Unamortized balance as of January 1................................. $568.4  $623.6  $ 878.1
Interest accreted at 5.8%, 5.8% and 5.9%, respectively..............   31.2    34.7     44.1
Amortization........................................................  (87.0)  (89.9)   (99.2)
Amounts transferred in connection with reinsurance transactions with
  UFLIC--see note 5.................................................     --      --   (199.4)
                                                                     ------  ------  -------
Unamortized balance as of December 31...............................  512.6   568.4    623.6
Accumulated effect of net unrealized investment gains (losses)......  (22.1)  (42.9)   (85.5)
                                                                     ------  ------  -------
Balance as of December 31........................................... $490.5  $525.5  $ 538.1
                                                                     ======  ======  =======

   The estimated percentage of the December 31, 2006 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                    2007............................... 8.7%
                    2008............................... 7.6%
                    2009............................... 6.7%
                    2010............................... 5.6%
                    2011............................... 5.5%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $471.2 million as of December 31, 2006 and 2005. We do not have any remaining goodwill balance in our Retirement Income and Institutional segment as of December 31, 2006 and 2005. In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. In 2005, we also recorded a $7.7 million pre-acquisition tax contingency release. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   In 2004, as a result of the reinsurance transactions with UFLIC, described in note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Institutional reporting unit for the year ended
December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

(5) Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when adequate risk transfer has occurred. Otherwise, the deposit method of accounting is followed.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with UFLIC, we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2006, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy with an issue age up to and including 75 is $1.0 million. Beginning January 1, 2007, we increased the maximum amount to $5.0 million. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") product. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $6.5 billion and $6.9 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2006 and 2005, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   On April 15, 2004, Jamestown, our indirect wholly owned subsidiary, terminated a modified coinsurance retrocession agreement with GLIC, effective as of January 1, 2004, pursuant to which GLIC retroceded to Jamestown a block of long-term care business that GLIC assumed from The Travelers Insurance Company. This recapture resulted in $149.9 million increase in equity that was recorded in the Consolidated Statement of Changes in Stockholders' Equity as a component of the other transaction with stockholders.

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2006, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2006, 26.1% of our reinsured life insurance net at risk exposure was ceded to one company.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Net life insurance in-force as of December 31 is summarized as follows:

  (Amounts in millions)                    2006         2005         2004
  ---------------------                -----------  -----------  -----------
  Direct life insurance in force...... $ 580,923.9  $ 544,147.9  $ 488,727.1
  Amounts assumed from other companies    51,281.5     35,334.0     45,954.6
  Amounts ceded to other companies....  (237,098.8)  (239,598.8)  (257,715.8)
                                       -----------  -----------  -----------
  Net in-force........................ $ 395,106.6  $ 339,883.1  $ 276,965.9
                                       ===========  ===========  ===========
  Percentage of amount assumed to net.        13.0%        10.4%        16.6%
                                       ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               Written                       Earned
                                    ----------------------------  ----------------------------
(Amounts in millions)                 2006      2005      2004      2006      2005      2004
---------------------               --------  --------  --------  --------  --------  --------
Direct............................. $1,393.7  $1,404.4  $1,462.5  $1,394.7  $1,405.3  $1,463.1
Assumed............................    101.3      71.7     140.6     101.3      86.9     100.2
Ceded..............................   (398.0)   (393.8)   (478.6)   (363.7)   (379.8)   (411.2)
                                    --------  --------  --------  --------  --------  --------
Net premiums....................... $1,097.0  $1,082.3  $1,124.5  $1,132.3  $1,112.4  $1,152.1
                                    ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net                                    8.9%      7.8%      8.7%
                                                                  ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,413.5 million, $1,048.2 million and $993.0 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(6) Future Annuity and Contract Benefits

   Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits as of December 31:

                                            Mortality/
                                            morbidity  Interest rate
(Amounts in millions)                       assumption  assumption     2006      2005
---------------------                       ---------- ------------- --------- ---------
Investment contracts.......................   Account
                                              balance       N/A      $ 9,457.6 $ 8,866.9
Limited payment contracts..................     (a)     3.5% - 8.0%    7,960.3   7,878.2
Traditional life insurance contracts.......     (b)    6.45% - 7.40%   2,171.4   2,031.8
Universal life type contracts..............   Account
                                              balance       N/A        4,692.3   4,574.3
Accident and health........................     (c)    4.5% - 5.25%       90.0      91.8
                                                                     --------- ---------
Total future annuity and contracts benefits                          $24,371.6 $23,443.0
                                                                     ========= =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on the Company's experience.

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction with UFLIC discussed in note 5) of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $3,867.4 million and $1,929.4 million as of December 31, 2006 and 2005, respectively, with related guaranteed minimum death benefit exposure (or net amount at risk) of approximately $15.5 million and $8.2 million as of December 31, 2006 and 2005, respectively. The liability for our variable annuity contracts with guaranteed minimum death benefits net of reinsurance was $6.5 million and $2.3 million as of December 31, 2006 and 2005, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(7) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(Amounts in millions)                                                        2006     2005     2004
---------------------                                                      -------  -------  -------
Balance as of January 1................................................... $ 322.1  $ 393.1  $ 327.2
Less reinsurance recoverables.............................................  (152.0)  (173.7)  (171.2)
                                                                           -------  -------  -------
   Net balance as of January 1............................................   170.1    219.4    156.0
                                                                           -------  -------  -------
Amounts transferred in connection with reinsurance transactions with UFLIC      --       --    (24.9)
Incurred related to insured events of:
   Current year...........................................................   487.1    447.3    636.3
   Prior years............................................................    (1.6)     3.8     (1.5)
                                                                           -------  -------  -------
       Total incurred.....................................................   485.5    451.1    634.8
                                                                           -------  -------  -------
Paid related to insured events of:
   Current year...........................................................  (397.0)  (364.5)  (440.9)
   Prior years............................................................   (98.7)  (135.9)  (105.6)
                                                                           -------  -------  -------
       Total paid.........................................................  (495.7)  (500.4)  (546.5)
                                                                           -------  -------  -------
   Net balance as of December 31..........................................   159.9    170.1    219.4
                                                                           -------  -------  -------
Add reinsurance recoverables..............................................   119.4    152.0    173.7
                                                                           -------  -------  -------
   Balance as of December 31.............................................. $ 279.3  $ 322.1  $ 393.1
                                                                           =======  =======  =======

   For each of the three years presented above, the change in prior years incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(8) Employee Benefit Plans

   We previously sponsored a defined benefit pension plan (the "Plan") subject to the provisions of the Employee Retirement Income Security Act of 1974 as amended ("ERISA"). The Plan's benefits were frozen as of September 27, 2005. There were no new participants since January 1, 1998. The Plan provides defined benefits based on years of service and final average compensation. We used a December 31 measurement date for the Plan. As of December 31, 2005, we recognized a net pension accrued liability of $6.6 million. For the years ended December 31, 2005 and 2004, we have recognized net periodic benefit costs of $2.0 million and $1.0 million, respectively. As of November 1, 2006, the sponsorship of the Plan was transferred to GNA, an affiliate. Costs associated with the Plan will continue to be allocated based on the existing affiliate cost-sharing agreements.

(9) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance businesses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

          (Amounts in millions)
          ---------------------
          Issuance                                     2006     2005
          --------                                   -------- --------
          River Lake I (a), due 2033................ $  600.0 $  600.0
          River Lake I (b), due 2033................    200.0    200.0
          River Lake I (a), due 2033................    300.0       --
          River Lake II (a), due 2035...............    300.0    300.0
          River Lake II (b), due 2035...............    300.0    300.0
          River Lake III (b), due 2036..............    750.0       --
          Rivermont I (b), due 2050.................    315.0       --
                                                     -------- --------
             Total non-recourse funding obligations. $2,765.0 $1,400.0
                                                     ======== ========

--------
(a)Accrual of interest based on one-month LIBOR plus or minus margin
(b)Accrual of interest based on one-month LIBOR plus margin

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2006 and 2005 was 5.4% and 4.5%, respectively. Because the non-recourse funding obligations bear variable interest rates, carrying value approximates fair value as of December 31, 2006 and 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(10) Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Amounts in millions)                                   2006     2005     2004
---------------------                                  ------  -------  -------
Current federal income tax............................ $(55.1) $(229.3) $ (24.4)
Deferred federal income tax...........................  233.0    368.5   (204.8)
                                                       ------  -------  -------
   Total federal income tax...........................  177.9    139.2   (229.2)
                                                       ------  -------  -------
Current state income tax..............................    7.5    (16.3)    (0.1)
Deferred state income tax.............................    3.0     25.0    (10.7)
                                                       ------  -------  -------
   Total state income tax.............................   10.5      8.7    (10.8)
                                                       ------  -------  -------
       Total provision (benefit) for income taxes..... $188.4  $ 147.9  $(240.0)
                                                       ======  =======  =======

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

                                                        2006  2005    2004
                                                        ----  ----  ------
    Statutory U.S. federal income tax rate............. 35.0% 35.0%   35.0%
    State income tax, net of federal income tax benefit  1.2   1.4    (0.6)
    Non-deductible goodwill impairment.................   --   4.8     5.7
    Dividends-received deduction....................... (1.5) (2.3)   (1.8)
    Reinsurance transactions with UFLIC................   --    --  (104.6)
    Tax contingencies.................................. (0.6) (1.2)    0.7
    Other, net.........................................  0.3  (2.4)    0.3
                                                        ----  ----  ------
       Effective rate.................................. 34.4% 35.3%  (65.3)%
                                                        ====  ====  ======

   The components of the net deferred income tax liability as of December 31, are as follows:

       (Amounts in millions)                               2006    2005
       ---------------------                             -------- ------
       Assets:
          Investments................................... $   26.3 $  2.7
          Accrued expenses..............................     24.5   95.0
          Net operating loss carryforwards..............    221.5   31.2
          Other.........................................     57.2   35.5
                                                         -------- ------
              Total deferred income tax asset...........    329.5  164.4
                                                         -------- ------
       Liabilities:
          Future annuity and contract benefits..........    459.2   89.2
          Net unrealized gains on investment securities.     11.5   45.0
          Net unrealized gains on derivatives...........      0.2    0.5
          Present value of future profits...............    159.4  166.0
          Deferred acquisition costs....................    698.0  557.8
          Other.........................................      5.7  105.8
                                                         -------- ------
              Total deferred income tax liability.......  1,334.0  964.3
                                                         -------- ------
              Net deferred income tax liability......... $1,004.5 $799.9
                                                         ======== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $632.9 million as of December 31, 2006, and if unused, will expire beginning in 2021.

   As of December 31, 2006 and 2005, the current income tax receivable was $144.7 million and $201.6 million, respectively, and was included in other assets in the Consolidated Balance Sheets. We recorded $3.5 million, $(5.0) million and $2.7 million, respectively, in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006, 2005 and 2004. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

(11) Supplemental Cash Flow Information

   Net cash paid (received) for federal and state taxes was $(107.3) million, $(154.5) million and $4.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. Cash paid for interest related to our non-recourse funding obligations was $116.6 million, $40.5 million and $14.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   For a discussion of dividends paid to stockholders, see note 16. In connection with the reinsurance transaction with UFLIC in 2004 discussed in note 5, we completed several non-cash transactions. These transactions included the transfer of the assets and liabilities. The following table details these transactions as well as other non-cash items:

  Supplemental schedule of non-cash investing and financing activities

                                                             Years ended December 31,
                                                             -----------------------
(Amounts in millions)                                        2006   2005      2004
---------------------                                        ----- ------  ---------
Excluded net assets:
   Assets................................................... $  -- $   --  $ 9,834.5
   Liabilities..............................................    --     --   (9,997.8)
                                                             ----- ------  ---------
   Net assets transferred................................... $  -- $   --  $  (163.3)
                                                             ===== ======  =========
Other non-cash transactions:
   Repayment of surplus notes and accrued interest.......... $  -- $   --  $   543.4
   Repayment of preferred stock.............................    --     --      216.6
   Recapture of reinsurance agreement.......................    --     --     (149.9)
   Change in collateral for securities lending transactions.   6.9   27.5      (34.4)
   Dividends paid to stockholders...........................    --  440.3      888.9
   Tax contingencies and other tax related items............   4.3   (5.0)       2.7
                                                             ----- ------  ---------
   Total other non-cash transactions........................ $11.2 $462.8  $ 1,467.3
                                                             ===== ======  =========

(12) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $297.2 million, $278.0 million and $259.8 million for the years ended December 31, 2006, 2005 and 2004, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $175.3 million, $109.1 million and $112.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million, $4.6 million and $8.2 million in 2006, 2005 and 2004, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also pay Genworth, our ultimate parent, for investment related services. We paid $15.6 million, $13.1 million and $6.5 million to Genworth in 2006, 2005 and 2004, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. Interest expense under this agreement was $0.7 million, $0.5 million and $0.2 million for the years ended December 31, 2006, 2005 and 2004, respectively. We pay interest at the cost of funds of GNA, which was 5.2%, 4.3% and 2.2%, as of December 31, 2006, 2005 and 2004, respectively. The amount outstanding as of December 31, 2006 and 2005 was $31.9 million and $6.5 million, respectively, and was included with other liabilities in the Consolidated Balance Sheets.

   In 2004, FCL redeemed $250.0 million of its preferred stock from GE Financial Assurance Holdings, Inc. FCL paid an accrued preferred stock dividend of $7.3 million to GE Financial Assurance Holdings, Inc. The redemption and accrued dividend was paid in cash of $44.0 million and the remainder in securities.

   In 2004, Jamestown redeemed $369.0 million of surplus notes issued to GE Financial Assurance Holdings, Inc. and $91.0 million of surplus notes issued to Brookfield Life Assurance Company Limited, both affiliates of Jamestown. The redemption was paid in cash of $21.8 million and the remainder in securities equal to the principal of $460.0 million and accrued interest of $105.2 million on the outstanding surplus notes.

(13) Commitments and Contingencies

   Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We were committed to fund $23.4 million and $3.5 million as of December 31, 2006 and 2005, respectively, in commercial mortgage loans, which will be held for investment purposes.

   We had limited partnership commitments outstanding of $86.7 million and $56.7 million as of December 31, 2006 and 2005, respectively.

   Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

   Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.3 million as of December 31, 2006.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value or disclosed separately--are discussed below. Apart from certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings and non-recourse funding obligations. Based on quoted market prices or comparable market transactions.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                         2006                          2005
                                             ----------------------------- -----------------------------
                                             Notional  Carrying Estimated  Notional  Carrying Estimated
(Amounts in millions)                         amount    amount  fair value  amount    amount  fair value
---------------------                        --------  -------- ---------- --------  -------- ----------
Assets:
   Commercial mortgage loans................  $    (a) $2,917.1  $2,913.4   $    (a) $2,680.2  $2,735.9
   Other financial instruments..............       (a)     49.8      64.7        (a)     57.6      75.1
Liabilities:
   Borrowings and related instruments:
       Borrowings...........................       (a)     31.9      31.9        (a)      6.5       6.5
       Non-recourse funding obligations.....       (a)  2,765.0   2,765.0        (a)  1,400.0   1,400.0
       Investment contract benefits.........       (a)  9,457.6   9,690.2        (a)  8,866.9   9,121.6
Other firm commitments:
   Ordinary course of business lending
     commitments............................   23.4          --        --     3.5          --        --
   Commitments to fund limited
     partnerships...........................   86.7          --        --    56.7          --        --

--------
(a)These financial instruments do not have notional amounts.

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   A reconciliation of current period changes, net of applicable income taxes, in the separate component of stockholders' equity labeled "derivatives qualifying as hedges" for the years ended December 31 follows:

(Amounts in millions)                                                                         2006   2005
---------------------                                                                        -----  -----
Derivatives qualifying as effective hedges as of January 1.................................. $ 0.9  $ 2.9
Current period decreases (increases) in fair value, net of deferred taxes of $0.0 and $(0.4)    --    0.7
Reclassification to net income, net of deferred taxes of $0.3 and $1.5......................  (0.6)  (2.7)
                                                                                             -----  -----
Balance as of December 31................................................................... $ 0.3  $ 0.9
                                                                                             =====  =====

   Derivatives qualifying as hedges amounting to $0.3 million, net of taxes, recorded in stockholders' equity at December 31, 2006 is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount, $0.2 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2007. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions currently being hedged are expected to occur by 2035. No amounts were reclassified to income during the year ended December 31, 2006 and 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments. The fair value of derivative instruments, including interest rate swaps, equity index options and financial futures, are based upon pricing valuation models which utilize independent

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

third-party data as inputs. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                               December 31,
                                  --------------------------------------
                                         2006                2005
                                  ------------------- ------------------
                                  Notional Estimated  Notional Estimated
       (Amounts in millions)       value   fair value  value   fair value
       ---------------------      -------- ---------- -------- ----------
       Interest rate swaps....... $1,303.1   $ 7.4     $126.0    $(0.8)
       Equity index options......    271.9    16.4       31.0      2.5
       Limited parental guarantee    250.0    15.1         --       --
       Financial futures.........     18.5      --        8.8      0.1
                                  --------   -----     ------    -----
              Total.............. $1,843.5   $38.9     $165.8    $ 1.8
                                  ========   =====     ======    =====

   As of December 31, 2006 and 2005, the fair value of derivatives in a gain position and recorded in other invested assets was $45.3 million and $6.5 million, respectively, and the fair value of derivatives in a loss position and recorded in other liabilities was $6.4 million and $4.7 million, respectively.

   Genworth provided a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the Consolidated Statements of Income. As of December 31, 2006, the fair value of this derivative was $15.1 million and was recorded in other invested assets.

   Income effects of derivatives. In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. There was no ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2006 and 2005. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2006 and 2005 related to the hedge of future cash flows.

   Derivative counterparty credit risk. We manage counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either parties unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2006, we could have been required to disburse up to $2.4 million and claim up to $26.2 million from counterparties. This represents the fair value of losses and gains by counterparty. As of December 31, 2006 and 2005, gross fair value gains were $26.2 million and $6.4 million, respectively. As of December 31, 2006 and 2005, gross fair value losses were $2.4 million and $4.6 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our approved credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P's if the agreements governing such transactions require both us and the counterparties to provide collateral in certain circumstances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(15) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

                  (Amounts in millions)          2006   2005
                  ---------------------         ------ ------
                  Assets secured by:
                     Commercial mortgage loans. $126.8 $158.7
                     Fixed maturities..........   90.2  150.0
                     Other receivables.........   86.7   91.5
                                                ------ ------
                         Total assets.......... $303.7 $400.2
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119.0 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2006, 2005 and 2004.

   Retained interests and recourse obligations related to such sales that are recorded in fixed maturities in our consolidated financial statements are as follows:

                                               December 31,
                                          ----------------------
                                             2006       2005
                                          ---------- -----------
                                               Fair        Fair
               (Amounts in millions)      Cost value Cost  value
               ---------------------      ---- ----- ----- -----
               Retained interests--assets $9.7 $19.4 $14.2 $16.6
               Servicing assets..........   --    --    --    --
               Recourse liability........   --    --    --    --
                                          ---- ----- ----- -----
               Total..................... $9.7 $19.4 $14.2 $16.6
                                          ==== ===== ===== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(16) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the Bureau of Insurance. Based on statutory results as of December 31, 2006, we are able to distribute $471.3 million in dividends in 2007 without obtaining regulatory approval. Based on statutory results as of December 31, 2006, we estimate our insurance subsidiaries could pay dividends of approximately $33.1 million to us in 2007 without obtaining regulatory approval.

   In 2006, we declared and paid a common stock dividend of $450.0 million. In 2005, we declared and paid a common stock dividend of $556.3 million consisting of cash in the amount of $116.0 million and securities in the amount of $440.3 million. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $972.6 million, consisting of cash in the amount of $83.7 million and securities in the amount of $888.9 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2006, 2005 and 2004. Dividends on the Series A Preferred Stock are cumulative and are payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for $110.0 million for par value and $2.2 million in accrued dividends on the redeemed shares. We filed the required Bureau of Insurance notifications on January 24, 2007 and expect to finalize the redemption in March 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                   Years ended December 31,
                                                                  -------------------------
(Amounts in millions)                                               2006     2005     2004
---------------------                                             -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries....................................... $ 538.0  $ 357.9  $ 626.8
Captive life reinsurance subsidiaries combined statutory net losses.........................................................  (894.7)  (333.1)  (365.3)
                                                                  -------  -------  -------
Combined statutory net income (losses)........................... $(356.7) $  24.8  $ 261.5
                                                                  =======  =======  =======

                                                      As of December 31,
                                                      -----------------
        (Amounts in millions)                           2006      2005
        ---------------------                         --------  --------
        Combined statutory capital and surplus....... $1,323.7  $1,564.4

   Statutory net income (losses) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (losses) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,175.2 million and $520.6 million as of December 31, 2006 and 2005, respectively. Capital and surplus of our captive life reinsurance subsidiaries includes surplus notes (non-recourse funding obligations) as further described in note 9.

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. As of December 31, 2006 and 2005, we exceeded the minimum required RBC levels.

(18) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term life insurance, universal life insurance, interest sensitive whole life and Medicare supplement insurance; and (2) Retirement Income and Institutional, which includes deferred annuities, individual variable annuities, group variable annuities designed for retirement plans, variable life insurance and specialized products, including GICs, funding

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004

agreements, FABNs and structured settlements. We also have Corporate and Other which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our other segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2006:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   875.4    $   256.9   $     --   $ 1,132.3
Net investment income.....................................     537.8        521.0       58.1     1,116.9
Net investment gains (losses).............................      (2.8)        (7.5)      13.4         3.1
Policy fees and other income..............................     291.3         91.5         --       382.8
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,701.7        861.9       71.5     2,635.1
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     683.8        418.1         --     1,101.9
Interest credited.........................................     220.4        276.3         --       496.7
Acquisition and operating expenses, net of deferrals......     179.6         66.8       24.0       270.4
Amortization of deferred acquisition costs and intangibles      52.8         31.3         --        84.1
Interest expense..........................................     132.8           --        1.2       134.0
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,269.4        792.5       25.2     2,087.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     432.3         69.4       46.3       548.0
Provision for income taxes................................     153.2          6.9       28.3       188.4
                                                           ---------    ---------   --------   ---------
Net income................................................ $   279.1    $    62.5   $   18.0   $   359.6
                                                           =========    =========   ========   =========
Total assets.............................................. $14,377.5    $28,846.0   $1,280.5   $44,504.0
                                                           =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following is a summary of our segments and Corporate and Other activities as of and for the year ended December 31, 2005:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   778.6    $   333.8   $     --   $ 1,112.4
Net investment income.....................................     442.1        493.8       82.7     1,018.6
Net investment gains (losses).............................        --           --       (9.7)       (9.7)
Policy fees and other income..............................     303.4         58.9         --       362.3
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,524.1        886.5       73.0     2,483.6
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     654.7        490.4         --     1,145.1
Interest credited.........................................     216.4        239.6         --       456.0
Acquisition and operating expenses, net of deferrals......     137.5         62.2       38.2       237.9
Amortization of deferred acquisition costs and intangibles     147.4         30.0         --       177.4
Interest expense..........................................      48.4           --        0.3        48.7
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,204.4        822.2       38.5     2,065.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     319.7         64.3       34.5       418.5
Provision for income taxes................................     132.9          7.1        7.9       147.9
                                                           ---------    ---------   --------   ---------
Net income................................................ $   186.8    $    57.2   $   26.6   $   270.6
                                                           =========    =========   ========   =========
Total assets.............................................. $12,670.3    $26,528.6   $1,829.7   $41,028.6
                                                           =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2004:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums..................................................  $  690.7     $461.4      $    --    $1,152.1
Net investment income.....................................     391.9      479.0         93.2       964.1
Net investment gains (losses).............................        --         --          7.6         7.6
Policy fees and other income..............................     283.0       40.4           --       323.4
                                                            --------     ------      -------    --------
   Total revenues.........................................   1,365.6      980.8        100.8     2,447.2
                                                            --------     ------      -------    --------
Benefits and other changes in policy reserves.............     598.0      587.5           --     1,185.5
Interest credited.........................................     224.4      262.6           --       487.0
Acquisition and operating expenses, net of deferrals......      87.6       47.9         35.2       170.7
Amortization of deferred acquisition costs and intangibles     119.6       92.6           --       212.2
Interest expense..........................................      14.7         --          9.8        24.5
                                                            --------     ------      -------    --------
   Total benefits and expenses............................   1,044.3      990.6         45.0     2,079.9
                                                            --------     ------      -------    --------
Income (loss) before income taxes and cumulative effect of
  change in accounting principle..........................     321.3       (9.8)        55.8       367.3
Provision (benefit) for income taxes......................     116.1       11.5       (367.6)     (240.0)
                                                            --------     ------      -------    --------
Net income (loss) before cumulative effect of change in
  accounting principle....................................     205.2      (21.3)       423.4       607.3
Cumulative effect of change in accounting principle.......      (0.8)       0.7           --        (0.1)
                                                            --------     ------      -------    --------
Net income (loss).........................................  $  204.4     $(20.6)     $ 423.4    $  607.2
                                                            ========     ======      =======    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


(19) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                       First Quarter Second Quarter Third Quarter Fourth Quarter
                       ------------- -------------  ------------- -------------
 (Amounts in millions)  2006   2005   2006    2005   2006   2005   2006    2005
 --------------------- ------ ------ ------  ------ ------ ------ ------  ------
 Net investment income $256.4 $257.0 $280.0  $237.3 $274.1 $264.2 $306.4  $260.1
                       ====== ====== ======  ====== ====== ====== ======  ======
 Total revenues....... $632.3 $622.8 $648.2  $574.9 $645.2 $640.2 $709.4  $645.7
                       ====== ====== ======  ====== ====== ====== ======  ======
 Net income........... $ 83.6 $ 79.3 $ 86.0  $ 79.9 $ 92.0 $ 21.0 $ 98.0  $ 90.4
                       ====== ====== ======  ====== ====== ====== ======  ======

(20) Pro Forma Financial Information for Transfer of Ownership in AML
(unaudited)

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of AML, formerly a wholly-owned subsidiary of FCL, to GLICNY, an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity.

   The following is unaudited pro forma financial information for GLAIC as if the AML and GLICNY transfers occurred on January 1, 2006 for the period indicated:

                                                                 For the year ended December 31, 2006
                                                               ----------------------------------------
                                                                GLAIC   Pro forma adjustments Pro forma
                                                               -------- --------------------- ---------
Revenues:
   Premiums................................................... $1,132.3        $(38.1)(a)     $1,094.2
   Net investment income......................................  1,116.9         (46.8)(a)      1,070.1
   Net investment gains (losses)..............................      3.1           1.0(a)           4.1
   Policy fees and other income...............................    382.8          (2.1)(a)        380.7
                                                               --------        ------         --------
       Total revenues.........................................  2,635.1         (86.0)         2,549.1
                                                               --------        ------         --------
Benefits and expenses:
   Benefits and other changes in policy reserves..............  1,101.9         (40.3)(a)      1,061.6
   Interest credited..........................................    496.7         (16.0)(a)        480.7
   Acquisition and operating expenses, net of deferrals.......    270.4          (0.2)(a)        270.2
   Amortization of deferred acquisition costs and intangibles.     84.1          (1.4)(a)         82.7
   Interest expense...........................................    134.0           -- (a)         134.0
                                                               --------        ------         --------
       Total benefits and expenses............................  2,087.1         (57.9)         2,029.2
                                                               --------        ------         --------
Income before income taxes....................................    548.0         (28.1)           519.9
Provision for income taxes....................................    188.4         (10.0)(a)        178.4
Equity in net income of unconsolidated subsidiary.............       --          17.3(b)          17.3
                                                               --------        ------         --------
Net income.................................................... $  359.6        $ (0.8)        $  358.8
                                                               ========        ======         ========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the results of operations of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the mergers.
(b)Reflects equity in income of unconsolidated subsidiary for GLAIC's non-majority ownership interest in GLICNY.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2006, 2005 and 2004


   The following is unaudited condensed pro forma financial information for GLAIC as if the AML and GLICNY transfers occurred on December 31, 2006:

                                                                         December 31, 2006
                                                             -----------------------------------------
                                                               GLAIC   Pro forma adjustments Pro forma
                                                             --------- --------------------- ---------
Assets
   Total investments........................................ $20,142.5       $  (872.3)(a)   $19,604.6
                                                                                 334.4(b)
   Separate account assets..................................  10,383.4              --        10,383.4
   Reinsurance recoverable..................................   9,386.8          (321.7)(a)     9,065.1
   Other assets.............................................   4,591.3          (183.2)(a)     4,408.1
                                                             ---------       ---------       ---------
       Total assets......................................... $44,504.0       $(1,042.8)      $43,461.2
                                                             =========       =========       =========
Liabilities and stockholders' equity
   Policyholder liabilities................................. $24,857.9       $  (845.6)(a)   $24,012.3
   Separate account liabilities.............................  10,383.4              --        10,383.4
   Non-recourse funding obligations.........................   2,765.0              --         2,765.0
   All other liabilities....................................   2,054.0          (245.6)(a)     1,808.4
                                                             ---------       ---------       ---------
       Total liabilities....................................  40,060.3        (1,091.2)       38,969.1
                                                             ---------       ---------       ---------
          Total stockholders' equity........................   4,443.7          (286.0)(a)     4,492.1
                                                                                 334.4(b)
                                                             ---------       ---------       ---------
          Total liabilities and stockholders' equity........ $44,504.0       $(1,042.8)      $43,461.2
                                                             =========       =========       =========

--------
(a)Reflects adjustments to exclude amounts included in our historical combined financial information relating to the assets and liabilities of AML that were transferred in connection with the transfer of ownership of AML to GLICNY immediately following consummation of the merger.
(b)Reflects adjustments to include the non-majority ownership interest in GLICNY acquired in connection with the transfer of our ownership in AML.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 12, 2007, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2006, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   The audit report on the consolidated financial statements of the Company referred to above contains an emphasis paragraph that states that the consolidated financial statements give retroactive effect to the mergers of Genworth Life and Annuity Insurance Company, Federal Home Life Insurance
Company and First Colony Life Insurance Company on January 1, 2007 (the Mergers), which have been accounted for as a pooling of interests as described in Note 1 to the consolidated financial statements. Generally accepted accounting principles proscribe giving effect to a consummated business combination accounted for by the pooling-of-interests method in financial statements that do not include the date of consummation. However, they will become the historical consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries after financial statements covering the date of consummation of the business combination are issued. The financial statement schedules included herein also give retroactive effect to the Mergers.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.

/s/ KPMG LLP

Richmond, Virginia
March 12, 2007

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
       Summary of investments--other than investments in related parties
                               December 31, 2006
                             (Amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- ---------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   205.0 $   218.0  $   218.0
       Government--non U.S...........................     276.3     307.6      307.6
       Public utilities..............................     874.6     894.4      894.4
       All other corporate bonds.....................  14,089.6  14,106.1   14,106.1
                                                      --------- ---------  ---------
          Total fixed maturities.....................  15,445.5  15,526.1   15,526.1
Equity securities....................................      34.6      35.8       35.8
Commercial mortgage loans............................   2,917.1     xxxxx    2,917.1
Policy loans.........................................     486.7     xxxxx      486.7
Other invested assets/(1)/...........................     732.8     xxxxx      737.7
                                                      --------- ---------  ---------
          Total investments.......................... $19,616.7     xxxxx  $19,703.4
                                                      ========= =========  =========

--------
/(1)/The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.



   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                                    Future Annuity
                                                     And Contract              Other
                                                      Benefits &            Policyholder
                                                      Liability             Liabilities
                                         Deferred   For Policy and           (Excluding
                                        Acquisition    Contract    Unearned   Unearned   Premium
Segment                                    Costs        Claims     Premiums  Premiums)   Revenue
-------                                 ----------- -------------- -------- ------------ --------
December 31, 2006:
   Protection..........................  $2,272.1     $ 7,218.7     $24.1      $  8.8    $  875.4
   Retirement Income and Institutional.     387.9      17,432.2        --       174.1       256.9
   Corporate and Other.................        --            --        --          --          --
                                         --------     ---------     -----      ------    --------
       Total...........................  $2,660.0     $24,650.9     $24.1      $182.9    $1,132.3
                                         ========     =========     =====      ======    ========
December 31, 2005:
   Protection..........................  $1,884.8     $ 6,993.7     $28.9      $  6.1    $  778.6
   Retirement Income and Institutional.     264.8      16,771.4        --       212.0       333.8
   Corporate and Other.................        --            --        --        (0.2)         --
                                         --------     ---------     -----      ------    --------
       Total...........................  $2,149.6     $23,765.1     $28.9      $217.9    $1,112.4
                                         ========     =========     =====      ======    ========
December 31, 2004:
   Protection..........................                                                  $  690.7
   Retirement Income and Institutional.                                                     461.4
   Corporate and Other.................                                                        --
                                                                                         --------
       Total...........................                                                  $1,152.1
                                                                                         ========

                                         Interest                   Amortization
                                        Credited &     Acquisition  of Deferred
                             Net       Benefits and   and Operating Acquisition
                          Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                     Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                   ---------- ---------------- ------------- ------------ --------
December 31, 2006:
   Protection............  $  537.8      $  904.2        $179.6        $ 52.8    $  840.1
   Retirement Income and
     Institutional.......     521.0         694.4          66.8          31.3       256.9
   Corporate and Other...      58.1            --          24.0            --          --
                           --------      --------        ------        ------    --------
       Total.............  $1,116.9      $1,598.6        $270.4        $ 84.1    $1,097.0
                           ========      ========        ======        ======    ========
December 31, 2005:
   Protection............  $  442.1      $  871.1        $137.5        $147.4    $  748.1
   Retirement Income and
     Institutional.......     493.8         730.0          62.2          30.0       334.2
   Corporate and Other...      82.7            --          38.2            --          --
                           --------      --------        ------        ------    --------
       Total.............  $1,018.6      $1,601.1        $237.9        $177.4    $1,082.3
                           ========      ========        ======        ======    ========
December 31, 2004:
   Protection............  $  391.9      $  822.4        $ 87.6        $119.6    $  663.2
   Retirement Income and
     Institutional.......     479.0         850.1          47.9          92.6       461.3
   Corporate and Other...      93.2            --          35.2            --          --
                           --------      --------        ------        ------    --------
       Total.............  $  964.1      $1,672.5        $170.7        $212.2    $1,124.5
                           ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)     Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of Separate Account 4.
            Previously filed on September 30, 1998 with Post-Effective Amendment
            No. 12 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
            & Annuity Separate Account 4. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-62695.

 (1)(b)     Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (1)(b)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (2)        Not Applicable.

 (3)(a)     Underwriting Agreement dated December 1, 2001 between The Life
            Insurance Company of Virginia and Capital Brokerage Corporation.
            Previously filed on September 16, 2002 with Post-Effective Amendment
            No. 24 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (3)(b)     Dealer Sales Agreement dated December 1, 2001. Previously filed on
            September 16, 2002 with Post-Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(a)     Form of Contract.

 (4)(a)(i)  Contract Form P1143 4/94. Previously filed on September 30, 1998 with
            Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(a)(ii) Contract Form P1150 10/98. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)     Endorsements to Contract.

 (4)(b)(i)  IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to FormN-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (4)(b)(ii) Pension Endorsement. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(b)(iii)  Section 403(b) Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)   Guaranteed Minimum Death Benefit Rider. Previously filed on May 1,
              1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(v)    Optional Death Benefit at Death of Annuitant Endorsement. Previously
              filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vi)   Endorsement for Waiver of Surrender Charges. Previously filed on July
              17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vii)  Death Benefit Available at Death of Annuitant Endorsement. Previously
              filed on April 30, 1999 with Pre-Effective Amendment No. 1 to Form
              N-4 for GE Life & Annuity Separate Account 4, Registration No.
              333-62695.

 (4)(b)(viii) Optional Enhanced Death Benefit Rider. Previously filed on September
              1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(ix)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)    Guaranteed Minimum Death Benefit Rider P5157 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xi)   Optional Death Benefit Rider P5158 12/00. Previously filed on
              February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xii)  Guaranteed Minimum Death Benefit Rider P5159 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xiii) Optional Death Benefit at Death of Annuitant Endorsement P5160 12/00.
              Previously filed on February 28, 2001 with Post-Effective Amendment
              No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (4)(b)(ivx)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
              April 30, 2001 with Post-Effective Amendment No. 22 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (5)(a)       Form of Application. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)       By-Laws of Genworth Life and Annuity Insurance Company. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

 (7)         Reinsurance Agreements. Previously filed on April 30, 2004 with Post
             Effective Amendment No. 26 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 333-76334.

 (8)(a)      Participation Agreement among Variable Insurance Products Fund,
             Fidelity Distributors Corporation, and The Life Insurance Company of
             Virginia. Previously filed on September 30, 1998 with Post-Effective
             Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account
             4, Registration No. 033-76334.

 (8)(a)(i)   Amendment to Participation Agreement Among Variable Insurance
             Products Fund II, Fidelity Distributors Corporation, and The Life
             Insurance Company of Virginia. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
             Annuity Separate Account 4, Registration No. 033-76334.

 (8)(a)(ii)  Amendment to Participation Agreement among Variable Insurance
             Products Fund, Fidelity Distributors Corporation, and The Life
             Insurance Company of Virginia. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
             Annuity Separate Account 4, Registration No. 033-76334.

 (8)(a)(iii) Amendment to Participation Agreement Variable Insurance Products
             Fund, Fidelity Distributors Corporation and GE Life and Annuity
             Assurance Company. Previously filed on September 30, 1998 with
             Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 033-76334.

 (8)(b)      Agreement between Oppenheimer Variable Account Funds, Oppenheimer
             Management Corporation, and GE Life and Annuity Assurance Company.
             Previously filed with Post-Effective Amendment No. 12 to Form N-4 for
             GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i)   Amendment to Agreement between Oppenheimer Variable Account Funds,
             Oppenheimer Management Corporation, and GE Life and Annuity Assurance
             Company. Previously filed with Pre-Effective 1 to Form N-4 for GE
             Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(c)      Participation Agreement among Variable Insurance Products Fund II,
             Fidelity Distributors Corporation and The Life Insurance Company of
             Virginia. Previously filed on September 30, 1998 with Post-Effective
             Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account
             4, Registration No. 033-76334.

 (8)(c)(i)   Amendment to Variable Insurance Products Fund II, Fidelity
             Distributors Corporation and GE Life and Annuity Assurance Company.
             Previously filed on June 2, 2000 with Pre-Effective 1 to Form N-4 for
             GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
             Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
             4, Registration No. 333-31172.

 (8)(e)      Fund Participation Agreement between Genworth Life and Annuity
             Insurance Company and Federated Insurance Series. Filed herewith.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
             Previously filed on September 28, 1995 with Post-Effective Amendment
             No. 14 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-17428.

 (8)(f)(i)   Amendment to Fund Participation Agreement between The Alger American
             Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
             Company. Previously filed on December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-96513.

 (8)(g) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on March
           24, 1997 with Post-Effective Amendment No. 6 to Form N-4 for GE Life
           & Annuity Separate 4, registration No. 033-76334.

 (8)(g)(i) Amendment to Variable Insurance Products Fund III, Fidelity
           Distributors Corporation and GE Life and Annuity Assurance Company.
           Previously filed on June 2, 2000 with Pre-Effective 1 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(h)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on March 24,
           1997 with Post-Effective Amendment No. 6 to Form N-4 for GE Life &
           Annuity Separate 4, Registration No. 033-76334.

 (8)(i) Participation Agreement between Goldman Sachs Variable Series Funds and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Goldman Sachs
           Variable Insurance Trust and Genworth Life and Annuity Insurance
           Company. Filed herewith.

 (8)(j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Filed herewith.

 (8)(k)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed with Post-Effective Amendment 24 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(l)    Fund Participation Agreement between AllianceBernstein Variable
           Products Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Filed herewith.

 (8)(m) Fund Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust. Filed herewith.

 (8)(n) Fund Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and PIMCO Variable Insurance Trust. Filed herewith.

 (8)(o) Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 7, 2006 with
           Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10)       Consent of KPMG LLP. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.


(13) Schedule Showing Computation for Performance Data. Previously filed on May 1, 1997 with Post-Effective Amendment No. 7 to Form N-4 for GE
     Life & Annuity Separate Account 4, Registration No. 033-76334.

(14) Power of Attorney. Filed herewith.


Item 25.  Directors and Officers of the Depositor



Pamela S. Schutz         Chairperson of the Board, President and Chief Executive
                         Officer

Paul A. Haley            Director, Senior Vice President and Chief Actuary

William C. Goings, II(4) Director and Senior Vice President

Leon E. Roday(2)         Director and Senior Vice President

Geoffrey S. Stiff        Director and Senior Vice President

Scott R. Lindquist(2)    Director and Vice President

Victor C. Moses(2)       Director and Vice President

John G. Apostle II       Senior Vice President and Chief Compliance Officer

Thomas E. Duffy          Senior Vice President, General Counsel and Secretary

Dennis R. Vigneau        Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)       Senior Vice President and Chief Investment Officer

Brian W. Haynes          Senior Vice President

Robert T. Methven        Senior Vice President

James H. Reinhart        Senior Vice President

Heather C. Harker        Vice President and Associate General Counsel

John A. Zelinske         Vice President and Controller

Gary T. Prizzia(1)       Treasurer



   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.


   (1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.


   (2) The principal business address is Genworth Financial Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (3) The principal business address is Genworth Financial Inc., 3001 Summer Street, Stamford, Connecticut 06905.

   (4) The principal business address is Genworth Financial Inc., 700 Main Street, Lynchburg, Virginia 24504.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                  [FLOW CHART]




Item 27.  Number of Contractowners


   As of February 1, 2007 there were 13,207 owners of Qualified Contracts and 23,160 owners of Non-Qualified Contracts.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public contract as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public contract as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance contracts issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2 and Genworth Life and Annuity Insurance Company.


   (b)


       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Victor C. Moses..... 601 Union Street,        Senior Vice President
                     Suite 2200
                     Seattle, WA 98101
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                     Richmond, VA 23230       Officer
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
Dennis R. Vigneau... 6610 W. Broad Street     Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230

       Name                Address        Positions and Offices with Underwriter
       ----                -------        --------------------------------------
John A. Zelinske.... 6610 W. Broad St.       Vice President and Controller
                     Richmond, VA 23230
John E. Karaffa..... 6610 W. Broad St.       Vice President
                     Richmond, VA 23230
Scott R. Lindquist.. 6620 W. Broad St.       Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street    Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.       Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.       Financial & Operations Principal
                     Richmond, VA 23230
Thomas E. Duffy..... 6610 W. Broad St.       Secretary
                     Richmond, VA 23230


                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage       (5)
    Principal Underwriter       Commissions    on Redemption  Commissions  Compensation
    ---------------------     ---------------- -------------  -----------  ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     8.0%    $110.5 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) REPRESENTATIONS OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 17th day of April, 2007.



                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 1
                                    (Registrant)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -------------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

                                    By: GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                    By:         /S/  GEOFFREY S. STIFF
                                        -------------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President



   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



               Name                        Title                   Date
               ----                        -----                   ----

      /s/  PAMELA S. SCHUTZ*   Chairperson of the Board,      April 17, 2007
    --------------------------   President and Chief
         Pamela S. Schutz        Executive Officer

    /s/  WILLIAM C. GOINGS, II Director and Senior Vice       April 17, 2007
    --------------------------   President
      William C. Goings, II

       /s/  PAUL A. HALEY*     Director, Senior Vice          April 17, 2007
    --------------------------   President and Chief Actuary
          Paul A. Haley

     /S/  SCOTT R. LINDQUIST*  Director and Vice President    April 17, 2007
    --------------------------
        Scott R. Lindquist

      /S/  VICTOR C. MOSES*    Director and Vice President    April 17, 2007
    --------------------------
         Victor C. Moses

       /S/  LEON E. RODAY*     Director and Senior Vice       April 17, 2007
    --------------------------   President
          Leon E. Roday

      /S/  GEOFFREY S. STIFF   Director and Senior Vice       April 17, 2007
    --------------------------   President
        Geoffrey S. Stiff

              Name                       Title                   Date
              ----                       -----                   ----

     /S/  DENNIS R. VIGNEAU* Senior Vice President and      April 17, 2007
     -----------------------   Chief Financial Officer
        Dennis R. Vigneau

     /S/  JOHN A. ZELINSKE*  Vice President and Controller  April 17, 2007
     -----------------------
        John A. Zelinske



*By: /S/  GEOFFREY S. STIFF , pursuant to Power of Attorney April 17, 2007
     ----------------------   executed on March 19, 2007.
       Geoffrey S. Stiff